UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number                811-08004

                             Aston Funds

(Exact name of registrant as specified in charter)

120 North LaSalle Street, 25th Floor

                                 Chicago, IL 60602

(Address of principal executive offices) (Zip code)

Jeffrey T. Cerutti, President, Chief Executive Officer and Principal Executive Officer

Aston Funds

120 North LaSalle Street, 25th Floor

                                 Chicago, IL 60602

(Name and address of agent for service)

Registrant’s telephone number, including area code:  (312) 268-1400

Date of fiscal year end:    October 31

Date of reporting period:    April 30, 2016

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

Semi Annual Report 2016

April 30, 2016

Class N, I & R Shares

Equity

Fixed Income

Alternative

International

Sector

Balanced

This Privacy Statement is not part of the Semi Annual Report

PRIVACY STATEMENT

At Aston Funds, we appreciate the privacy concerns and expectations of our customers and we have established the following policies to maintain the privacy of information you share with us.

INFORMATION WE COLLECT

We collect and retain nonpublic personal information about you that may include:

•	Information we receive on your account applications or other forms such as your name, address, financial information and/or social security number;

•	Information we receive about your mutual fund transactions, such as purchases, sales, exchanges and account balances; and

•	Information we collect through the use of Internet “cookies” when you access our website. Cookies are software files we use to track which of our sites you visit.

INFORMATION WE MAY SHARE

We do not sell any of your nonpublic personal information to third parties. We may share the information we collect with affiliates or with non-affiliated third parties only when those parties are acting on our behalf in servicing your account, or as required by law. These third parties may include:

•	Administrative service providers who, for example, process transactions for your account, print checks or prepare account statements;

•	Companies that provide services for us to help market our products to you; and

•	Governmental or other legal agencies, as required by law

When information is shared with third parties, they are legally obligated to maintain the confidentiality of the information and to limit their use of it to servicing your account, except as permitted or required by law.

CONFIDENTIALITY AND SECURITY

We restrict access to your nonpublic personal information to authorized employees who need to access such information in order to provide services or products to you. We maintain physical, electronic and procedural safeguards to protect your nonpublic personal information.

As previously mentioned, we may collect information through the use of Internet “cookies” on our Web site. In addition, in order to provide you with access to your account via the web, it is necessary for us to collect certain nonpublic personal information such as your name, social security number and account information. Special measures such as data encryption and authentication apply to all nonpublic personal information and communications on our Web site.

APPLICABILITY

Our privacy policies apply only to those individual investors who have a direct customer relationship with us. If you are an individual shareholder of record of any of the Funds, the Funds consider you to be their customer. Shareholders purchasing or owning shares of any of the Funds through their bank, broker, or other financial institution should also consult that financial institution’s privacy policies.

Aston Funds values your business. We understand the importance of maintaining the integrity of your personal information and are committed to keeping your trust. Please contact us at 800-992-8151 if you have any questions concerning our policy, or visit us at www.astonfunds.com for additional copies of this policy.

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Aston Funds

Large Cap Funds

ASTON/Cornerstone Large Cap Value Fund

ASTON/Fairpointe Focused Equity Fund

ASTON/River Road Focused Absolute Value Fund

ASTON/Herndon Large Cap Value Fund

ASTON/Montag & Caldwell Growth Fund

Equity Income Funds

ASTON/River Road Dividend All Cap Value Fund

ASTON/River Road Dividend All Cap Value Fund II

Mid Cap Funds

ASTON/Fairpointe Mid Cap Fund

ASTON/Montag & Caldwell Mid Cap Growth Fund

Small Cap Funds

ASTON/LMCG Small Cap Growth Fund

ASTON/River Road Independent Value Fund

ASTON/River Road Select Value Fund

ASTON/River Road Small Cap Value Fund

ASTON/Silvercrest Small Cap Fund

ASTON Small Cap Fund

(formerly, ASTON/TAMRO Small Cap Fund)

Fixed Income Funds

ASTON/DoubleLine Core Plus Fixed Income Fund ASTON/TCH Fixed Income Fund

Alternative Funds

ASTON/Anchor Capital Enhanced Equity Fund

ASTON/Lake Partners LASSO Alternatives Fund

ASTON/River Road Long-Short Fund

International Funds

ASTON/Barings International Fund

ASTON/Guardian Capital Global Dividend Fund

ASTON/LMCG Emerging Markets Fund

ASTON/Pictet International Fund

ASTON/Value Partners Asia Dividend Fund

Sector Fund

ASTON/Harrison Street Real Estate Fund

Balanced Fund

ASTON/Montag & Caldwell Balanced Fund

This report is submitted for general information to the shareholders of the funds. It is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus which includes details regarding the funds’ objectives, policies, expenses and other information.

Aston Funds are distributed by Foreside Funds Distributors LLC, 400 Berwyn Park, 899 Cassatt Road, Berwyn, PA 19312

Shareholder Services 800-992-8151  •  www.astonfunds.com

NOT FDIC INSURED   •   NO BANK GUARANTEE  •  MAY LOSE VALUE

Aston Funds

As of April 30, 2016

Performance Summary (unaudited)

			Average Annual Total Returns
	Class	Six Month Total Return (a)	One Year	Five Year	Ten Year	Since Inception		Total Expense Ratio (b)	Net Expense Ratio (b)	Inception Date
Equity
ASTON/Cornerstone Large Cap Value Fund (c)	N	-0.96	-9.91	5.64	4.29	7.07		1.19%	1.15%	01/04/93
	I	-0.85	-9.66	5.91	4.56	5.20		0.94	0.90	09/20/05

ASTON/Fairpointe Focused Equity Fund (c)	N	-0.98	-11.68	NA	NA	-5.70		3.02	1.16	12/24/14
	I	-0.87	-11.47	NA	NA	-5.47		2.77	0.91	12/24/14

ASTON/River Road Focused Absolute Value Fund (c)	N	NA	NA	NA	NA	1.30	(d)	4.25	1.01	11/03/15
	I	NA	NA	NA	NA	1.40	(d)	4.00	0.76	11/03/15

ASTON/Herndon Large Cap Value Fund (c)	N	-5.29	-11.99	4.64	NA	7.16		1.16	1.14	03/31/10
	I	-5.16	-11.81	4.90	NA	5.86		0.91	0.89	03/02/11

ASTON/Montag & Caldwell Growth Fund	N	-2.28	2.21	8.97	7.01	8.85		1.06	1.06	11/02/94
	I	-2.16	2.51	9.24	7.29	7.47		0.81	0.81	06/28/96
	R	-2.38	2.02	8.71	6.76	7.20		1.31	1.31	12/31/02

ASTON/River Road Dividend All Cap Value Fund	N	5.68	1.74	9.74	7.15	7.95		1.10	1.10	06/28/05
	I	5.81	1.99	10.02	NA	6.00		0.85	0.85	06/28/07

ASTON/River Road Dividend All Cap Value II Fund	N	5.50	1.70	NA	NA	11.81		1.15	1.15	06/27/12
	I	5.63	1.96	NA	NA	12.10		0.90	0.90	06/27/12

ASTON/Fairpointe Mid Cap Fund	N	1.46	-10.06	8.52	9.32	12.00		1.11	1.11	09/19/94
	I	1.59	-9.84	8.79	9.60	9.34		0.86	0.86	07/06/04

ASTON/Montag & Caldwell Mid Cap Growth Fund (c)	N	-0.02	-2.13	7.28	NA	4.78		2.11	1.26	11/02/07
	I	0.08	-1.95	NA	NA	5.50		1.86	1.01	05/14/14

ASTON/LMCG Small Cap Growth Fund (c)	N	-15.53	-20.63	4.54	NA	8.60		1.54	1.36	11/03/10
	I	-15.49	-20.44	NA	NA	5.23		1.29	1.11	06/01/11

ASTON/River Road Independent Value Fund (c)	N	8.49	4.17	3.18	NA	4.61		1.48	1.46	12/31/10
	I	8.69	4.41	NA	NA	3.39		1.23	1.21	06/01/11

ASTON/River Road Select Value Fund (c)	N	3.62	1.49	7.78	NA	4.71		1.52	1.52	03/29/07
	I	3.78	1.81	8.09	NA	4.54		1.27	1.27	06/28/07

ASTON/River Road Small Cap Value Fund	N	1.11	1.03	7.40	4.90	6.69		1.39	1.39	06/28/05
	I	1.27	1.36	7.68	NA	4.21		1.14	1.14	12/13/06

ASTON/Silvercrest Small Cap Fund (c)	N	-0.99	-0.92	NA	NA	11.60		1.47	1.40	12/27/11
	I	-0.85	-0.65	NA	NA	11.89		1.22	1.15	12/27/11

ASTON Small Cap Fund (c)	N	-6.94	-12.35	2.35	4.43	8.83		1.42	1.42	11/30/00
	I	-6.84	-12.16	2.59	4.68	6.42		1.17	1.17	01/04/05

Fixed Income
ASTON/Doubleline Core Plus Fixed Income Fund (c)	N	2.05	1.18	NA	NA	5.03		1.08	0.97	07/18/11
	I	2.08	1.33	NA	NA	5.27		0.83	0.72	07/18/11

ASTON/TCH Fixed Income Fund (c)	N	2.36	-0.68	3.76	5.58	5.51		1.19	0.95	12/13/93
	I	2.49	-0.43	3.98	5.80	5.63		0.94	0.70	07/31/00

2

Aston Funds

As of April 30, 2016

Performance Summary (unaudited) – continued

			Average Annual Total Returns
	Class	Six Month Total Return (a)	One Year	Five Year	Ten Year	Since Inception		Total Expense Ratio (b)	Net Expense Ratio (b)	Inception Date
Alternative
ASTON/Anchor Capital Enhanced Equity Fund	N	0.54	-4.59	3.38	NA	3.58		1.19%	1.19%	01/15/08
	I	0.68	-4.33	3.64	NA	5.01		0.94	0.94	03/03/10

ASTON/Lake Partners LASSO Alternatives Fund (c)	N	-1.59	-4.58	1.27	NA	2.91		3.21	3.18	03/03/10
	I	-1.50	-4.34	1.51	NA	4.94		2.96	2.93	04/01/09

ASTON/River Road Long-Short Fund (c)	N	-1.60	-2.11	NA	NA	4.61		2.93	2.93	05/04/11
	I	-1.50	-1.92	NA	NA	2.82		2.68	2.68	03/04/13

International
ASTON/Barings International Fund (c)	N	-4.06	-7.49	0.69	NA	3.96		2.11	1.40	03/03/10
	I	-3.95	-7.23	0.96	NA	-2.04		1.86	1.15	11/02/07

ASTON/Guardian Capital Global Dividend Fund (c)	N	-1.31	-3.88	NA	NA	2.35		3.55	1.30	04/14/14
	I	-1.10	-3.50	NA	NA	2.59		3.30	1.05	04/14/14

ASTON/LMCG Emerging Markets Fund (c)	N	-2.83	-21.87	NA	NA	-7.65		6.31	1.47	03/28/13
	I	-2.67	-21.68	NA	NA	-7.35		6.06	1.22	03/28/13

ASTON/Pictet International Fund (c)	N	0.15	-3.87	NA	NA	-1.79		1.82	1.40	04/14/14
	I	0.20	-3.62	NA	NA	-1.48		1.57	1.15	04/14/14

ASTON/Value Partners Asia Dividend Fund (c)	N	NA	NA	NA	NA	1.50	(d)	3.74	1.41	12/16/15
	I	NA	NA	NA	NA	1.50	(d)	3.49	1.16	12/16/15

Sector
ASTON/Harrison Street Real Estate Fund (c)	N	5.48	8.63	8.37	5.18	8.64		2.20	1.37	12/30/97
	I	5.60	8.85	8.63	5.43	6.35		1.95	1.12	09/20/05

Balanced
ASTON/Montag & Caldwell Balanced Fund (c)	N	-0.38	2.87	6.48	5.96	7.43		1.60	1.36	11/02/94
	I	-0.33	2.97	6.61	6.12	4.26		1.35	1.11	12/31/98

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor’s shares, upon redemption may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For performance data current to the most recent month-end, please visit our website at www.astonfunds.com.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

(a)	Not annualized.
(b)	The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
(c)

Certain expenses were subsidized or recouped. If these subsidies or recoupment were not in effect, the returns would have been lower or higher, respectively. The Adviser is contractually obligated to waive management fees and/or reimburse expenses through February 28, 2017.

(d)	Returns are cumulative since inception and are not annualized.

The stocks of small- and mid-cap companies may be subject to a higher degree of market risk because they tend to be more volatile and less liquid. Bond and balanced funds have the same interest rate, high yield, and credit risks associated with the underlying bonds in the portfolio, all of which could reduce a fund’s value. By selling covered call options, a fund limits its opportunity to profit from an increase in the price of the underlying stock above the exercise price, but continues to bear the risk of a decline in the stock. Sector funds may be subject to a higher degree of market risk because of concentration in a specific industry sector. International investing may include the risk of social and political instability, market illiquidity and currency volatility. Emerging markets securities tend to be more volatile and less liquid than securities traded in developed countries. Hedged mutual funds may use derivative instruments, short selling, leveraging and investing in commodities, commodity-linked instruments and non-U.S. companies that involve significant risks.

3

Aston Funds

ASTON/Cornerstone Large Cap Value Fund	April 30, 2016

Schedule of Investments (unaudited)

Shares		Market Value

COMMON STOCKS – 96.56%

	Consumer Discretionary – 14.06%
62,875	BorgWarner	$2,258,470
20,200	Dollar General	1,654,582
88,475	Gap	2,050,850
71,500	Magna International (Canada)	3,004,430
37,325	VF	2,353,341

		11,321,673

	Energy – 7.54%
31,375	Chevron	3,205,898
83,775	Ensco, Class A (United Kingdom)	1,001,949
35,275	Royal Dutch Shell, Class A SP ADR	1,865,695

		6,073,542

	Financials – 29.89%
21,725	Chubb (Switzerland)	2,560,509
27,025	American Express	1,768,246
44,150	Capital One Financial	3,196,019
63,250	Citigroup	2,927,210
59,050	JPMorgan Chase	3,731,960
45,450	Lincoln National	1,974,802
31,450	PNC Financial Services Group	2,760,681
38,475	State Street	2,396,992
64,750	U.S. Bancorp	2,764,177

		24,080,596

	Healthcare – 4.93%
35,450	Johnson & Johnson	3,973,236

	Industrials – 19.72%
20,800	Boeing	2,803,840
25,500	Cummins	2,984,265
29,050	Honeywell International	3,319,543
25,100	Norfolk Southern	2,261,761

Shares		Market Value

	Industrials (continued)
21,175	Parker-Hannifin	$2,456,723
8,780	WW Grainger	2,059,086

		15,885,218

	Information Technology – 20.42%
4,430	Alphabet, Class A *	3,135,908
19,048	Apple	1,785,560
126,275	Cisco Systems	3,471,300
68,925	Microsoft	3,437,290
88,725	Oracle	3,536,578
26,475	Western Digital	1,081,901

		16,448,537

	Total Common Stocks (Cost $84,513,312)	77,782,802

INVESTMENT COMPANY – 3.89%

3,135,184	BlackRock Liquidity Funds TempFund Portfolio	3,135,184

	Total Investment Company (Cost $3,135,184)	3,135,184

Total Investments – 100.45% (Cost $87,648,496)**		80,917,986

Net Other Assets and Liabilities – (0.45)%		(360,400)

Net Assets – 100.00%		$80,557,586

*	Non-income producing security.
**	At April 30, 2016, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation and depreciation were as follows:

Gross unrealized appreciation	$2,289,277
Gross unrealized depreciation	(9,019,787)

Net unrealized depreciation	$(6,730,510)

SP ADR	Sponsored American Depositary Receipt

See accompanying Notes to Financial Statements.

4

Aston Funds

ASTON/Fairpointe Focused Equity Fund	April 30, 2016

Schedule of Investments (unaudited)

Shares		Market Value

COMMON STOCKS – 98.98%

	Consumer Discretionary – 24.69%
11,000	21st Century Fox, Class A	$332,860
4,100	Carnival	201,105
11,800	Discovery Communications, Class C *	316,004
3,200	Interpublic Group	73,408
4,700	Liberty Interactive, Class A *	123,140
17,900	News, Class A	222,318
5,700	Scholastic	207,366
15,800	Staples	161,160

		1,637,361

	Consumer Staples – 10.04%
2,300	PepsiCo	236,808
4,200	Unilever, SP ADR (Great Britain)	188,412
3,600	Wal-Mart Stores	240,732

		665,952

	Energy – 11.54%
3,600	Apache	195,840
2,800	Baker Hughes	135,408
8,500	BP, SP ADR (Great Britain)	285,430
13,400	Transocean (Switzerland)	148,472

		765,150

	Financials – 7.75%
6,700	Legg Mason	215,137
4,200	Northern Trust	298,536

		513,673

	Healthcare – 7.40%
4,600	Boston Scientific *	100,832
4,600	Hologic *	154,514
2,900	Varian Medical Systems *	235,422

		490,768

Shares		Market Value

	Industrials – 9.94%
3,200	AGCO	$171,104
3,800	Fluor	207,708
12,000	Kennametal	280,560

		659,372

	Information Technology – 20.28%
8,400	Cisco Systems	230,916
9,300	Cree *	227,943
4,100	EMC	107,051
17,900	Hewlett Packard Enterprise	298,214
21,000	HP	257,670
8,800	Teradata *	222,640

		1,344,434

	Materials – 7.34%
5,800	FMC	250,908
6,800	Greif, Class A	235,960

		486,868

	Total Common Stocks (Cost $6,848,146)	6,563,578

INVESTMENT COMPANY – 2.34%

155,179	BlackRock Liquidity Funds TempFund Portfolio	155,179

	Total Investment Company (Cost $155,179)	155,179

Total Investments – 101.32% (Cost $7,003,325)**		6,718,757

Net Other Assets and Liabilities – (1.32)%		(87,473)

Net Assets – 100.00%		$6,631,284

*	Non-income producing security.
**	At April 30, 2016, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation and depreciation were as follows:

Gross unrealized appreciation	$286,061
Gross unrealized depreciation	(570,629)

Net unrealized depreciation	$(284,568)

SP ADR	Sponsored American Depositary Receipt

See accompanying Notes to Financial Statements.

5

Aston Funds

ASTON/River Road Focused Absolute Value Fund	April 30, 2016

Schedule of Investments (unaudited)

Shares		Market Value

COMMON STOCKS – 84.64%

	Consumer Discretionary – 20.70%
4,967	Comcast, Class A	$301,795
5,103	Kohl’s	226,063
4,438	Liberty Broadband, Class C *	254,075
6,369	Liberty Ventures, Class A *	254,760
2,779	Omnicom Group	230,574
2,784	Ralph Lauren	259,497
5,398	Time Warner	405,606

		1,932,370

	Consumer Staples – 2.91%
7,531	Ingles Markets, Class A	271,643

	Energy – 2.41%
6,977	PBF Energy, Class A	224,520

	Financials – 30.44%
7,695	Allied World Assurance Co Holdings AG (Switzerland)	273,788
4,611	Berkshire Hathaway, Class B *	670,808
10,567	Communications Sales & Leasing, REIT	245,471
26,955	FNFV Group *	290,305
9,457	Iron Mountain, REIT	345,464
7,043	Oaktree Capital Group MLP	340,247
7,901	U.S. Bancorp	337,294
6,767	Wells Fargo	338,215

		2,841,592

	Industrials – 19.46%
7,718	Cubic	320,837
3,981	Emerson Electric	217,482
12,400	SP Plus *	276,272
3,313	UniFirst	359,063
4,100	Union Pacific	357,643
9,565	Viad	284,559

		1,815,856

Shares		Market Value

	Information Technology – 5.37%
7,301	Blackhawk Network Holdings *	$234,581
11,669	Rackspace Hosting *	266,870

		501,451

	Materials – 3.35%
2,662	Praxair	312,679

	Total Common Stocks (Cost $7,529,034)	7,900,111

INVESTMENT COMPANY – 0.79%

73,813	BlackRock Liquidity Funds TempFund Portfolio	73,813

	Total Investment Company (Cost $73,813)	73,813

Total Investments – 85.43% (Cost $7,602,847)**		7,973,924

Net Other Assets and Liabilities – 14.57%		1,359,770

Net Assets – 100.00%		$9,333,694

*	Non-income producing security.
**	At April 30, 2016, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation and depreciation were as follows:

Gross unrealized appreciation	$486,795
Gross unrealized depreciation	(115,718)

Net unrealized appreciation	$371,077

MLP	Master Limited Partnership
REIT	Real Estate Investment Trust

See accompanying Notes to Financial Statements.

6

Aston Funds

ASTON/Herndon Large Cap Value Fund	April 30, 2016

Schedule of Investments (unaudited)

Shares		Market Value

COMMON STOCKS – 95.68%
	Consumer Discretionary – 5.79%
12,181	Ross Stores	$691,637
46,691	TJX	3,540,112
11,504	Yum! Brands	915,258

		5,147,007

	Consumer Staples – 8.58%
56,164	Altria Group	3,522,044
14,887	Campbell Soup	918,677
32,481	Philip Morris International	3,187,036

		7,627,757

	Energy – 13.20%
56,615	Devon Energy	1,963,408
60,901	Marathon Petroleum	2,380,011
119,771	Noble (United Kingdom)	1,345,028
43,307	Oceaneering International	1,587,202
25,939	Tesoro	2,067,079
40,601	Valero Energy	2,390,181

		11,732,909

	Financials – 23.55%
37,217	American Express	2,435,108
50,525	CBOE Holdings	3,130,529
32,255	CBRE Group, Class A *	955,716
41,954	Discover Financial Services	2,360,752
57,968	Eaton Vance	2,001,635
32,706	Federated Investors, Class B	1,033,510
46,239	Franklin Resources	1,726,564
22,331	Moody’s	2,137,523
30,225	S&P Global	923,978
25,263	Synchrony Financial *	2,699,352
75,336	Waddell & Reed Financial, Class A	1,532,334

		20,937,001

Shares		Market Value
	Healthcare – 7.57%
45,112	AbbVie	$2,751,832
18,722	Gilead Sciences	1,651,468
5,639	Jazz Pharmaceuticals (Ireland) *	849,797
35,413	Mylan (Netherlands) *	1,477,076

		6,730,173

	Industrials – 10.17%
13,083	Lockheed Martin	3,040,227
22,782	Rockwell Collins	2,009,145
28,646	United Parcel Service, Class B	3,009,835
14,662	United Rentals *	981,328

		9,040,535

	Information Technology – 18.80%
18,271	Accenture, Class A (Ireland)	2,063,161
6,091	Alliance Data Systems *	1,238,361
25,714	Apple	2,410,430
24,361	Harris	1,949,124
143,003	Hewlett-Packard Enterprise	2,382,430
31,353	HP	384,701
19,849	MasterCard, Class A	1,925,154
47,593	Western Digital	1,944,888
121,124	Western Union	2,422,480

		16,720,729

	Materials – 6.00%
37,443	CF Industries Holdings	1,238,240
23,007	LyondellBasell Industries, Class A (Netherlands)	1,901,989
5,414	NewMarket	2,198,409

		5,338,638

	Utilities – 2.02%
161,273	AES	1,799,807

	Total Common Stocks (Cost $79,048,246)	85,074,556

INVESTMENT COMPANY – 1.61%

1,429,586	BlackRock Liquidity Funds TempFund Portfolio	1,429,586

	Total Investment Company (Cost $1,429,586)	1,429,586

Total Investments – 97.29% (Cost $80,477,832)**		86,504,142

Net Other Assets and Liabilities – 2.71%		2,411,983

Net Assets – 100.00%		$88,916,125

*	Non-income producing security.
**	At April 30, 2016, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation and depreciation were as follows:

Gross unrealized appreciation	$11,425,540
Gross unrealized depreciation	(5,399,230)

Net unrealized appreciation	$6,026,310

See accompanying Notes to Financial Statements.

7

Aston Funds

ASTON/Montag & Caldwell Growth Fund	April 30, 2016

Schedule of Investments (unaudited)

Shares		Market Value

COMMON STOCKS – 95.26%

	Consumer Discretionary – 14.88%
853,000	Carnival	$41,839,650
397,900	Dollar General	32,591,989
622,900	Dollar Tree *	49,651,359
185,000	NIKE, Class B	10,903,900
24,696	Priceline.com *	33,183,028
408,700	Starbucks	22,981,201
640,000	TJX	48,524,800

		239,675,927

	Consumer Staples – 26.10%
537,700	Colgate-Palmolive	38,133,684
145,000	Costco Wholesale	21,478,850
413,700	CVS Health	41,576,850
370,000	Estee Lauder, Class A	35,471,900
600,000	Kraft Heinz	46,842,000
1,623,100	Mondelez International, Class A	69,728,376
183,100	Monster Beverage *	26,406,682
752,000	PepsiCo	77,425,920
800,000	Walgreens Boots Alliance	63,424,000

		420,488,262

	Energy – 0.95%
200,000	Occidental Petroleum	15,330,000

	Financials – 1.53%
494,700	Wells Fargo	24,725,106

	Healthcare – 18.37%
910,800	Abbott Laboratories	35,430,120
183,477	Allergan (Ireland) *	39,733,779
205,700	AmerisourceBergen	17,505,070
241,800	Amgen	38,276,940
368,000	Celgene *	38,054,880

Shares		Market Value

	Healthcare (continued)
323,600	Gilead Sciences	$28,544,756
624,800	Medtronic (Ireland)	49,452,920
340,000	Thermo Fisher Scientific	49,045,000

		296,043,465

	Industrials – 7.78%
510,000	Honeywell International	58,277,700
638,000	United Parcel Service, Class B	67,034,660

		125,312,360

	Information Technology – 25.65%
410,000	Accenture, Class A (Ireland)	46,297,200
103,000	Alphabet, Class A *	72,911,640
223,500	Apple	20,950,890
615,000	Cognizant Technology Solutions, Class A *	35,897,550
530,000	Facebook, Class A *	62,317,400
225,000	MasterCard, Class A	21,822,750
370,000	Microsoft	18,451,900
925,000	PayPal Holdings *	36,241,500
654,100	QUALCOMM	33,045,132
845,000	Visa, Class A	65,267,800

		413,203,762

	Total Common Stocks (Cost $1,368,181,927)	1,534,778,882

INVESTMENT COMPANY – 4.66%

75,125,875	BlackRock Liquidity Funds TempFund Portfolio	75,125,875

	Total Investment Company (Cost $75,125,875)	75,125,875

Total Investments – 99.92% (Cost $1,443,307,802)**		1,609,904,757

Net Other Assets and Liabilities – 0.08%		1,317,484

Net Assets – 100.00%		$1,611,222,241

*	Non-income producing security.
**	At April 30, 2016, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation and depreciation were as follows:

Gross unrealized appreciation	$198,652,479
Gross unrealized depreciation	(32,055,524)

Net unrealized appreciation	$166,596,955

See accompanying Notes to Financial Statements.

8

Aston Funds

ASTON/River Road Dividend All Cap Value Fund	April 30, 2016

Schedule of Investments (unaudited)

Shares		Market Value

COMMON STOCKS – 98.24%

	Consumer Discretionary – 11.69%
353,830	Cinemark Holdings	$12,260,209
317,233	Ford Motor	4,301,679
171,956	Kohl’s	7,617,651
364,011	National CineMedia	5,168,956
222,320	Omnicom Group	18,445,890
165,156	Target	13,129,902
308,835	Thomson Reuters (Canada)	12,702,384
124,479	Time Warner	9,353,352

		82,980,023

	Consumer Staples – 6.98%
51,944	Kimberly-Clark	6,502,869
111,250	Molson Coors Brewing, Class B	10,638,838
81,080	PepsiCo	8,347,997
244,152	Unilever, SP ADR (Great Britain)	10,952,659
196,359	Wal-Mart Stores	13,130,526

		49,572,889

	Energy – 8.77%
81,308	Chevron	8,308,051
136,135	Exxon Mobil	12,034,334
139,858	Magellan Midstream Partners LP	10,079,566
192,855	Occidental Petroleum	14,782,336
189,227	Spectra Energy Partners LP	9,542,718
183,299	TransMontaigne Partners LP	7,496,929

		62,243,934

	Financials – 24.65%
201,665	Allied World Assurance Co Holdings AG (Switzerland)	7,175,241
415,062	BB&T	14,684,894
108,935	CME Group	10,012,216
138,841	CNA Financial	4,387,376

Shares		Market Value

	Financials (continued)
142,120	Communications Sales & Leasing, REIT	$3,301,448
220,633	Compass Diversified Holdings	3,547,779
368,683	GEO Group, REIT	11,808,916
607,095	Iron Mountain, REIT	22,177,167
227,316	PNC Financial Services Group	19,953,798
341,564	Sabra Health Care, REIT	7,203,585
135,257	Stock Yards Bancorp	5,469,793
425,458	U.S. Bancorp	18,162,802
200,720	Ventas, REIT	12,468,726
63,637	Washington Trust Bancorp	2,331,023
347,682	Wells Fargo	17,377,146
144,432	WesBanco	4,640,600
321,496	Weyerhaeuser, REIT	10,326,452

		175,028,962

	Healthcare – 5.20%
66,910	Amgen	10,591,853
277,035	Owens & Minor	10,081,304
215,761	Quest Diagnostics	16,218,754

		36,891,911

	Industrials – 13.93%
222,718	ADT	9,349,702
457,350	Aircastle (Bermuda)	9,924,495
211,305	Emerson Electric	11,543,592
377,531	Fastenal	17,664,675
113,484	MSC Industrial Direct, Class A	8,795,010
74,097	Parker-Hannifin	8,596,734
145,937	Republic Services	6,869,255
134,434	Union Pacific	11,726,678
137,724	United Parcel Service, Class B	14,470,661

		98,940,802

	Information Technology – 14.06%
679,124	Corning	12,679,245
145,332	CSG Systems International	6,449,834
538,737	Intel	16,312,956
506,445	Microsoft	25,256,412
242,931	Motorola Solutions	18,265,982
141,368	QUALCOMM	7,141,911
685,811	Western Union	13,716,220

		99,822,560

	Materials – 4.64%
135,292	Bemis	6,788,953
151,062	Compass Minerals International	11,323,608
126,519	Praxair	14,860,922

		32,973,483

	Telecommunication Services – 3.15%
39,449	Atlantic Tele-Network	2,836,778
383,115	Verizon Communications	19,515,878

		22,352,656

See accompanying Notes to Financial Statements.

9

Aston Funds

ASTON/River Road Dividend All Cap Value Fund	April 30, 2016

Schedule of Investments (unaudited) – continued

Shares		Market Value

	Utilities – 5.17%
289,351	AmeriGas Partners LP	$12,543,366
227,310	National Fuel Gas	12,615,705
236,770	Vectren	11,566,214

		36,725,285

	Total Common Stocks (Cost $561,315,218)	697,532,505

INVESTMENT COMPANY – 1.71%

12,181,820	BlackRock Liquidity Funds TempFund Portfolio	12,181,820

	Total Investment Company (Cost $12,181,820)	12,181,820

Total Investments – 99.95% (Cost $573,497,038)*		709,714,325

Net Other Assets and Liabilities – 0.05%		336,052

Net Assets – 100.00%		$710,050,377

*	At April 30, 2016, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation and depreciation were as follows:

Gross unrealized appreciation	$143,435,410
Gross unrealized depreciation	(7,218,123)

Net unrealized appreciation	$136,217,287

LP	Limited Partnership
REIT	Real Estate Investment Trust
SP ADR	Sponsored American Depositary Receipt

See accompanying Notes to Financial Statements.

10

Aston Funds

ASTON/River Road Dividend All Cap Value Fund II	April 30, 2016

Schedule of Investments (unaudited)

Shares		Market Value

COMMON STOCKS – 97.34%

	Consumer Discretionary – 11.78%
64,890	Cinemark Holdings	$2,248,438
57,604	Ford Motor	781,110
30,983	Kohl’s	1,372,547
39,190	Omnicom Group	3,251,594
29,864	Target	2,374,188
53,835	Thomson Reuters (Canada)	2,214,234
22,820	Time Warner	1,714,695

		13,956,806

	Consumer Staples – 7.56%
9,492	Kimberly-Clark	1,188,303
20,193	Molson Coors Brewing, Class B	1,931,057
14,190	PepsiCo	1,461,002
44,132	Unilever, SP ADR (Great Britian)	1,979,762
35,913	Wal-Mart Stores	2,401,502

		8,961,626

	Energy – 8.36%
14,700	Chevron	1,502,046
24,129	Exxon Mobil	2,133,004
25,353	Magellan Midstream Partners LP	1,827,191
35,173	Occidental Petroleum	2,696,010
34,731	Spectra Energy Partners LP	1,751,484

		9,909,735

	Financials – 22.63%
35,845	Allied World Assurance Co Holdings AG (Switzerland)	1,275,365
75,715	BB&T	2,678,797
19,148	CME Group	1,759,893
14,627	CNA Financial	462,213
25,859	Communications Sales & Leasing, REIT	600,705
61,024	GEO Group, REIT	1,954,599

Shares		Market Value

	Financials (continued)
109,672	Iron Mountain, REIT	$4,006,321
40,919	PNC Financial Services Group	3,591,870
76,370	U.S. Bancorp	3,260,235
36,148	Ventas, REIT	2,245,514
62,307	Wells Fargo	3,114,104
58,229	Weyerhaeuser, REIT	1,870,315

		26,819,931

	Healthcare – 5.47%
11,905	Amgen	1,884,561
45,899	Owens & Minor	1,670,265
38,911	Quest Diagnostics	2,924,940

		6,479,766

	Industrials – 14.49%
40,750	ADT	1,710,685
53,194	Aircastle (Bermuda)	1,154,310
38,608	Emerson Electric	2,109,155
66,705	Fastenal	3,121,127
21,056	MSC Industrial Direct, Class A	1,631,840
13,355	Parker-Hannifin	1,549,447
26,662	Republic Services	1,254,980
24,675	Union Pacific	2,152,400
23,699	United Parcel Service, Class B	2,490,054

		17,173,998

	Information Technology – 14.13%
124,817	Corning	2,330,333
97,075	Intel	2,939,431
91,423	Microsoft	4,559,265
42,682	Motorola Solutions	3,209,260
26,143	QUALCOMM	1,320,744
119,390	Western Union	2,387,800

		16,746,833

	Materials – 5.07%
24,261	Bemis	1,217,417
27,465	Compass Minerals International	2,058,776
23,224	Praxair	2,727,891

		6,004,084

	Telecommunication Services – 2.96%
68,907	Verizon Communications	3,510,123

	Utilities – 4.89%
33,836	AmeriGas Partners LP	1,466,791
40,789	National Fuel Gas	2,263,790
42,382	Vectren	2,070,361

		5,800,942

	Total Common Stocks (Cost $102,422,711)	115,363,844

See accompanying Notes to Financial Statements.

11

Aston Funds

ASTON/River Road Dividend All Cap Value Fund II	April 30, 2016

Schedule of Investments (unaudited) – continued

Shares		Market Value

INVESTMENT COMPANY – 2.61%

3,093,068	BlackRock Liquidity Funds TempFund Portfolio	$3,093,068

	Total Investment Company (Cost $3,093,068)	3,093,068

Total Investments – 99.95% (Cost $105,515,779)*		118,456,912

Net Other Assets and Liabilities – 0.05%		57,200

Net Assets – 100.00%		$118,514,112

*	At April 30, 2016, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation and depreciation were as follows:

Gross unrealized appreciation	$15,511,465
Gross unrealized depreciation	(2,570,332)

Net unrealized appreciation	$12,941,133

LP	Limited Partnership
REIT	Real Estate Investment Trust
SP ADR	Sponsored American Depositary Receipt

See accompanying Notes to Financial Statements.

12

Aston Funds

ASTON/Fairpointe Mid Cap Fund	April 30, 2016

Schedule of Investments (unaudited)

Shares		Market Value

COMMON STOCKS – 97.96%

	Consumer Discretionary – 30.77%
1,851,600	BorgWarner	$66,509,472
832,400	Cooper Tire & Rubber	28,751,096
4,393,700	DeVry Education Group	76,230,695
6,265,800	Gentex	100,503,432
3,495,700	Interpublic Group	80,191,358
732,400	Lear	84,321,212
4,102,000	Lions Gate Entertainment (Canada)	91,064,400
3,351,200	Mattel	104,188,808
9,682,454	New York Times, Class A	124,129,060
14,963,900	Office Depot *	87,987,732
1,626,394	Scholastic	59,168,214
3,732,800	TEGNA	87,198,208
7,514,952	Time	110,469,794
361,400	Whirlpool	62,934,196

		1,163,647,677

	Consumer Staples – 0.94%
571,100	Bunge	35,693,750

	Energy – 7.62%
4,494,592	FMC Technologies *	137,040,110
17,860,300	McDermott International (Panama) *	81,085,762
6,317,000	Transocean (Switzerland)	69,992,360

		288,118,232

	Financials – 8.01%
485,700	Cincinnati Financial	32,061,057
1,071,985	Eaton Vance	37,015,642
1,531,100	Northern Trust	108,830,588
2,398,300	Raymond James Financial	125,119,311

		303,026,598

Shares		Market Value

	Healthcare – 5.48%
1,223,200	Quest Diagnostics	$91,947,944
1,422,200	Varian Medical Systems *	115,454,196

		207,402,140

	Industrials – 11.19%
1,708,500	AGCO	91,353,495
1,998,900	Chicago Bridge & Iron (Netherlands)	80,455,725
2,205,035	Copa Holdings, Class A (Panama)	140,570,981
1,461,100	Donaldson	47,748,748
2,492,800	Werner Enterprises	63,167,552

		423,296,501

	Information Technology – 20.93%
1,860,700	Akamai Technologies *	94,877,093
4,052,192	Cree *	99,319,226
2,078,948	Itron *	85,486,342
5,156,400	Jabil Circuit	89,515,104
6,172,100	Juniper Networks	144,427,140
4,475,700	Nuance Communications *	76,892,526
1,287,300	NVIDIA	45,737,769
4,625,100	Teradata *	117,015,030
4,967,138	Unisys *	38,296,634

		791,566,864

	Materials – 13.02%
12,594,800	Alcoa	140,683,916
2,265,004	Domtar	87,519,755
2,569,662	FMC	111,163,578
28,432,400	Gerdau, SP ADR (Brazil)	63,404,252
4,679,900	United States Steel	89,432,889

		492,204,390

	Total Common Stocks (Cost $3,491,867,558)	3,704,956,152

INVESTMENT COMPANY – 2.72%

102,981,476	BlackRock Liquidity Funds TempFund Portfolio	102,981,476

	Total Investment Company (Cost $102,981,476)	102,981,476

Total Investments – 100.68% (Cost $3,594,849,034)**		3,807,937,628

Net Other Assets and Liabilities – (0.68)%		(25,837,189)

Net Assets – 100.00%		$3,782,100,439

*	Non-income producing security.
**	At April 30, 2016, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation and depreciation were as follows:

Gross unrealized appreciation	$588,606,192
Gross unrealized depreciation	(375,517,598)

Net unrealized appreciation	$213,088,594

SP ADR	Sponsored American Depositary Receipt

See accompanying Notes to Financial Statements.

13

Aston Funds

ASTON/Montag & Caldwell Mid Cap Growth Fund	April 30, 2016

Schedule of Investments (unaudited)

Shares		Market Value

COMMON STOCKS – 96.78%

	Consumer Discretionary – 24.84%
3,290	Dollar General	$269,484
3,880	Dollar Tree *	309,275
5,380	Dunkin’ Brands Group	250,170
920	Expedia	106,508
9,010	Hanesbrands	261,560
2,190	Harman International Industries	168,104
11,740	LKQ *	376,267
415	O’Reilly Automotive *	109,012
708	Panera Bread, Class A *	151,859
4,680	Ross Stores	265,730
2,840	ServiceMaster Global Holdings *	108,829
2,600	Tractor Supply	246,116

		2,622,914

	Consumer Staples – 5.21%
1,240	Mead Johnson Nutrition	108,066
1,620	Molson Coors Brewing, Class B	154,921
1,992	Monster Beverage *	287,286

		550,273

	Energy – 1.52%
1,200	Core Laboratories (Netherlands)	160,392

	Financials – 13.63%
1,564	FactSet Research Systems	235,773
4,090	First Republic Bank	287,609
1,239	Intercontinental Exchange	297,397
2,960	Lazard MLP, Class A (Bermuda)	106,708
5,140	Raymond James Financial	268,154
1,768	Signature Bank New York NY *	243,684

		1,439,325

	Healthcare – 14.92%
3,170	AmerisourceBergen	269,767
5,210	Cerner *	292,489
1,770	Edwards Lifesciences *	187,992

Shares		Market Value
	Healthcare (continued)
732	Henry Schein *	$123,488
3,490	MEDNAX *	248,802
2,870	Quintiles Transnational Holdings *	198,231
4,050	VCA *	255,029

		1,575,798

	Industrials – 20.34%
4,710	AMETEK	226,504
4,740	Copart *	203,062
4,120	Expeditors International of Washington	204,393
8,550	HD Supply Holdings *	293,094
2,130	IHS, Class A *	262,373
2,810	J.B. Hunt Transport Services	232,893
1,166	Snap-On	185,721
2,110	Stericycle *	201,632
2,930	Verisk Analytics *	227,309
1,330	Wabtec	110,297

		2,147,278

	Information Technology – 16.32%
3,580	Amphenol, Class A	199,871
2,120	ANSYS *	192,432
2,920	Arista Networks *	194,530
4,490	EPAM Systems *	327,456
1,090	F5 Networks *	114,178
3,540	M/A-COM Technology Solutions Holdings *	144,751
3,460	Skyworks Solutions	231,197
3,370	WEX *	318,431

		1,722,846

	Total Common Stocks (Cost $8,925,070)	10,218,826

INVESTMENT COMPANY – 3.58%

377,641	BlackRock Liquidity Funds TempFund Portfolio	377,641

	Total Investment Company (Cost $377,641)	377,641

Total Investments – 100.36% (Cost $9,302,711)**		10,596,467

Net Other Assets and Liabilities – (0.36)%		(37,970)

Net Assets – 100.00%		$10,558,497

*	Non-income producing security.
**	At April 30, 2016, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation and depreciation were as follows:

Gross unrealized appreciation	$1,503,963
Gross unrealized depreciation	(210,207)

Net unrealized appreciation	$1,293,756

MLP	Master Limited Partnership

See accompanying Notes to Financial Statements.

14

Aston Funds

ASTON/LMCG Small Cap Growth Fund	April 30, 2016

Schedule of Investments (unaudited)

The chart represents total investments in the Fund. Net Other Assets and Liabilities is negative 3.09% and cannot be represented in the pie chart format.

Shares		Market Value

COMMON STOCKS – 101.74%

	Consumer Discretionary – 17.78%
24,118	Buffalo Wild Wings *	$3,223,612
11,497	Burlington Stores *	654,984
57,686	CalAtlantic Group	1,867,296
58,553	Dave & Buster’s Entertainment *	2,266,001
22,262	Lithia Motors, Class A	1,848,191
191,836	Media General *	3,324,518
139,745	Nexstar Broadcasting Group, Class A	7,173,111
21,316	Papa John’s International	1,206,272
29,533	Sonic	1,015,049
25,883	Vail Resorts	3,355,472

		25,934,506

	Consumer Staples – 4.10%
45,152	Casey’s General Stores	5,057,024
10,377	TreeHouse Foods *	917,327

		5,974,351

	Financials – 3.09%
17,794	Bank of the Ozarks	734,892
96,687	BofI Holding *	1,969,514
4,440	MarketAxess Holdings	545,054
25,574	Pinnacle Financial Partners	1,257,474

		4,506,934

	Healthcare – 30.10%
22,370	Acadia Healthcare *	1,413,560
106,806	ACADIA Pharmaceuticals *	3,449,834
12,493	Adeptus Health, Class A *	851,023
46,596	AMN Healthcare Services *	1,654,624
15,974	Amsurg *	1,293,575
37,339	Anacor Pharmaceuticals *	2,342,649
24,081	athenahealth *	3,209,997

Shares		Market Value
	Healthcare (continued)
140,544	Cross Country Healthcare *	$1,746,962
36,524	FibroGen *	657,432
154,036	HealthSouth	6,386,333
36,548	LDR Holding *	984,969
74,778	Neurocrine Biosciences *	3,408,381
38,447	Nevro *	2,585,561
12,901	Pacira Pharmaceuticals *	698,073
27,516	PAREXEL International *	1,681,228
120,761	Premier, Class A *	4,082,929
12,368	Prothena *	534,174
53,452	Radius Health *	1,902,891
44,033	Steris	3,111,812
18,784	Ultragenyx Pharmaceutical *	1,270,174
6,997	WellCare Health Plans *	629,660

		43,895,841

	Industrials – 9.45%
28,252	Advisory Board *	893,893
26,998	Apogee Enterprises	1,118,797
36,461	CEB	2,249,279
67,055	Continental Building Products *	1,314,949
20,065	Dycom Industries *	1,416,589
108,143	Echo Global Logistics *	2,527,302
25,120	HNI	1,098,246
38,040	WageWorks *	2,048,834
36,903	XPO Logistics *	1,112,256

		13,780,145

	Information Technology – 31.29%
56,182	Cavium *	2,773,705
8,720	Ellie Mae *	728,992
21,226	Euronet Worldwide *	1,636,525
50,526	Fleetmatics Group *	1,831,568
146,711	Global Eagle Entertainment *	1,175,155
80,914	GTT Communications *	1,293,006
1,060,212	Internap *	2,417,283
35,786	InterXion Holding *	1,212,430
33,022	M/A-COM Technology Solutions Holdings *	1,350,270
66,453	MAXIMUS	3,515,364
124,223	Microsemi *	4,197,495
71,480	NetScout Systems *	1,591,145
45,719	Qlik Technologies *	1,407,688
60,490	SS&C Technologies Holdings	3,698,964
14,838	Synaptics *	1,061,659
234,322	Synchronoss Technologies *	7,280,385
32,184	Syntel *	1,368,786
14,348	Tyler Technologies *	2,100,691
6,056	Ultimate Software Group *	1,190,549
68,373	Virtusa *	2,429,976
43,302	WNS Holdings, ADR (Jersey) *	1,372,240

		45,633,876

	Materials – 4.57%
48,131	Berry Plastics Group *	1,733,679
235,821	Summit Materials, Class A *	4,928,659

		6,662,338

See accompanying Notes to Financial Statements.

15

Aston Funds

ASTON/LMCG Small Cap Growth Fund	April 30, 2016

Schedule of Investments (unaudited) – continued

Shares		Market Value

	Telecommunication Services – 1.36%
76,215	Zayo Group Holdings *	$1,978,541

	Total Common Stocks (Cost $156,198,722)	148,366,532

RIGHTS – 0.00%

	Healthcare – 0.00%
99,639	Dyax, CVR Expiration 12/31/19 *(a)(b)	996

	Total Rights (Cost $0)	996

INVESTMENT COMPANY – 1.35%

1,964,356	BlackRock Liquidity Funds TempFund Portfolio	1,964,356

	Total Investment Company (Cost $1,964,356)	1,964,356

Total Investments – 103.09% (Cost $158,163,078)**		150,331,884

Net Other Assets and Liabilities – (3.09)%		(4,504,788)

Net Assets – 100.00%		$145,827,096

*	Non-income producing security.
**	At April 30, 2016, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation and depreciation were as follows:

Gross unrealized appreciation	$6,775,281
Gross unrealized depreciation	(14,606,475)

Net unrealized depreciation	$(7,831,194)

(a)	Securities with a total aggregate market value of $996, or 0.001% of net assets, were valued under securities valuation procedures established by the Funds’ Board of Trustees.

(b)	The security is restricted for resale.

ADR	American Depositary Receipt
CVR	Contingent Value Rights

See accompanying Notes to Financial Statements.

16

Aston Funds

ASTON/River Road Independent Value Fund	April 30, 2016

Schedule of Investments (unaudited)

Shares		Market Value

COMMON STOCKS – 14.26%

	Energy – 1.31%
43,731	Energen	$1,858,130
194,293	QEP Resources	3,483,673

		5,341,803

	Financials – 0.40%
67,430	Baldwin & Lyons, Class B	1,647,989

	Industrials – 1.75%
193,198	American Science & Engineering	5,535,123
101,675	Raven Industries	1,635,951

		7,171,074

	Information Technology – 1.21%
87,135	Benchmark Electronics *	1,692,162
199,131	Park Electrochemical	3,247,826

		4,939,988

	Materials – 8.77%
2,084,739	Alamos Gold, Class A (Canada)	15,010,121
1,530,571	New Gold (Canada) *	7,193,684
815,265	Pan American Silver (Canada)	12,775,202
478,551	Primero Mining (Canada) *	899,676

		35,878,683

	Utilities – 0.82%
99,627	Empire District Electric	3,354,441

	Total Common Stocks (Cost $36,733,480)	58,333,978

Shares		Market Value

INVESTMENT COMPANY – 83.52%

341,752,013	BlackRock Liquidity Funds Treasury Trust Fund Portfolio	$341,752,013

	Total Investment Company (Cost $341,752,013)	341,752,013

Total Investments – 97.78% (Cost $378,485,493)**		400,085,991

Net Other Assets and Liabilities – 2.22%		9,094,147

Net Assets – 100.00%		$409,180,138

*	Non-income producing security.
**	At April 30, 2016, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation and depreciation were as follows:

Gross unrealized appreciation	$21,773,752
Gross unrealized depreciation	(173,254)

Net unrealized appreciation	$21,600,498

See accompanying Notes to Financial Statements.

17

Aston Funds

ASTON/River Road Select Value Fund	April 30, 2016

Schedule of Investments (unaudited)

Shares		Market Value

COMMON STOCKS – 98.34%

	Consumer Discretionary – 24.40%
2,530	Biglari Holdings *	$946,068
44,793	Bloomin’ Brands	837,629
14,939	Gentex	239,622
35,783	International Speedway, Class A	1,198,373
19,971	J. Alexander’s Holdings *	205,701
53,520	La Quinta Holdings *	683,450
12,271	Liberty Broadband, Class C *	702,515
24,664	Liberty Ventures, Class A *	986,560
3,465	Madison Square Garden, Class A *	543,936
10,581	Michael Kors Holdings (British Virgin Islands) *	546,614
12,114	Murphy USA *	695,586
29,092	News, Class A	361,323
65,100	SeaWorld Entertainment	1,297,443
27,200	SodaStream International (Israel) *	373,184
23,120	Starz, Class A *	629,095
23,712	Tribune Media, Class A	914,098

		11,161,197

	Consumer Staples – 3.24%
28,707	Ingles Markets, Class A	1,035,461
12,470	United Natural Foods *	444,805

		1,480,266

	Energy – 3.98%
5,390	Energen *	229,021
69,888	Evolution Petroleum	387,180
120,784	Gran Tierra Energy *	357,521
17,980	PBF Energy, Class A	578,596
12,050	PHI *	270,161

		1,822,479

Shares		Market Value

	Financials – 18.41%
1,585	Alleghany *	$826,229
18,360	Allied World Assurance Co Holdings AG (Switzerland)	653,249
2,795	American National Insurance	324,555
6,501	Brown & Brown	228,250
33,117	Capital Southwest	470,261
144,795	FNFV Group *	1,559,442
17,674	Forest City Realty Trust, Class A, REIT	367,266
26,070	GEO Group, REIT	835,022
42,822	Leucadia National	714,271
71,432	PICO Holdings *	709,320
2,084	White Mountains Insurance Group (Bermuda)	1,729,720

		8,417,585

	Healthcare – 4.19%
23,675	Air Methods *	875,501
22,822	Akorn *	580,820
13,580	Premier, Class A *	459,140

		1,915,461

	Industrials – 25.96%
59,648	Air Transport Services Group *	840,440
22,012	Cubic	915,039
16,953	Forward Air	772,718
17,930	Insperity	946,166
9,600	Kansas City Southern	909,600
22,729	Kelly Services, Class A	426,623
33,490	KLX *	1,129,283
4,798	MSC Industrial Direct, Class A	371,845
36,059	SP Plus *	803,395
7,470	Spirit AeroSystems Holdings, Class A *	352,210
3,600	Stericycle *	344,016
46,618	TriNet Group *	774,791
16,980	UniFirst	1,840,292
14,014	US Ecology	631,050
27,450	Viad	816,638

		11,874,106

	Information Technology – 14.88%
42,851	Blackhawk Network Holdings *	1,376,803
18,118	CSG Systems International	804,077
29,786	Dolby Laboratories, Class A	1,418,111
10,957	ePlus *	880,833
36,380	Match Group *	414,732
39,773	NeuStar, Class A *	934,268
25,600	Rackspace Hosting *	585,472
5,674	Tech Data *	389,747

		6,804,043

	Telecommunication Services – 2.07%
32,045	Telephone & Data Systems	947,571

	Utilities – 1.21%
9,948	National Fuel Gas	552,114

	Total Common Stocks (Cost $43,740,777)	44,974,822

See accompanying Notes to Financial Statements.

18

Aston Funds

ASTON/River Road Select Value Fund	April 30, 2016

Schedule of Investments (unaudited) – continued

Shares		Market Value

INVESTMENT COMPANY – 2.62%

1,198,343	BlackRock Liquidity Funds TempFund Portfolio	$1,198,343

	Total Investment Company (Cost $1,198,343)	1,198,343

Total Investments – 100.96% (Cost $44,939,120)**		46,173,165

Net Other Assets and Liabilities – (0.96)%		(439,231)

Net Assets – 100.00%		$45,733,934

*	Non-income producing security.
**	At April 30, 2016, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation and depreciation were as follows:

Gross unrealized appreciation	$4,318,944
Gross unrealized depreciation	(3,084,899)

Net unrealized appreciation	$1,234,045

REIT	Real Estate Investment Trust

See accompanying Notes to Financial Statements.

19

Aston Funds

ASTON/River Road Small Cap Value Fund	April 30, 2016

Schedule of Investments (unaudited)

Shares		Market Value

COMMON STOCKS – 94.05%

	Consumer Discretionary – 21.45%
13,249	Biglari Holdings *	$4,954,331
252,040	Bloomin’ Brands	4,713,148
197,950	International Speedway, Class A	6,629,345
274,395	J. Alexander’s Holdings * (a)	2,826,268
301,020	La Quinta Holdings *	3,844,025
77,280	Liberty Tax	923,496
136,180	Marcus	2,635,083
134,641	Monarch Casino & Resort *	2,558,179
83,000	Murphy USA *	4,765,860
395,082	SeaWorld Entertainment	7,873,984
204,090	SodaStream International (Israel) *	2,800,115
130,010	Starz, Class A *	3,537,572
131,832	Tribune Media, Class A	5,082,124
254,360	UCP Class A * (a)	1,968,746

		55,112,276

	Consumer Staples – 3.17%
155,988	Ingles Markets, Class A	5,626,487
70,340	United Natural Foods *	2,509,028

		8,135,515

	Energy – 5.01%
33,880	Energen *	1,439,561
584,473	Evolution Petroleum (a)	3,237,980
862,180	Gran Tierra Energy *	2,552,053
99,660	PBF Energy, Class A	3,207,059
41,610	PHI *	932,896
84,390	QEP Resources *	1,513,113

		12,882,662

Shares		Market Value

	Financials – 18.10%
65,020	1st Source	$2,239,289
147,210	Allied World Assurance Co Holdings AG (Switzerland)	5,237,732
37,280	American National Insurance	4,328,954
209,054	Capital Southwest	2,968,567
7,185	First Citizens BancShares, Class A	1,832,175
883,731	FNFV Group *	9,517,783
162,255	GEO Group, REIT	5,197,028
360,294	PICO Holdings *	3,577,719
13,968	White Mountains Insurance Group (Bermuda)	11,593,440

		46,492,687

	Healthcare – 3.18%
132,766	Air Methods *	4,909,687
128,488	Akorn *	3,270,020

		8,179,707

	Industrials – 25.54%
437,495	Air Transport Services Group *	6,164,304
80,320	Argan	2,745,338
118,257	Cubic	4,915,943
107,520	Forward Air	4,900,762
130,805	Insperity	6,902,580
162,890	Kelly Services, Class A	3,057,445
195,977	KLX *	6,608,344
68,020	Marten Transport	1,269,253
278,369	SP Plus *	6,202,061
254,442	TriNet Group *	4,228,826
93,877	UniFirst	10,174,389
89,450	US Ecology	4,027,933
148,224	Viad	4,409,664

		65,606,842

	Information Technology – 15.25%
242,576	Blackhawk Network Holdings *	7,793,967
133,105	Computer Services (a)	4,901,592
102,190	CSG Systems International	4,535,192
60,069	ePlus *	4,828,947
160,578	Ituran Location and Control (Israel)	3,340,022
241,419	Match Group *	2,752,177
154,510	NeuStar, Class A *	3,629,440
221,470	Rackspace Hosting *	5,065,019
33,740	Tech Data *	2,317,601

		39,163,957

	Telecommunication Services – 2.35%
204,180	Telephone & Data Systems	6,037,603

	Total Common Stocks (Cost $208,889,617)	241,611,249

See accompanying Notes to Financial Statements.

20

Aston Funds

ASTON/River Road Small Cap Value Fund	April 30, 2016

Schedule of Investments (unaudited) – continued

Shares		Market Value

INVESTMENT COMPANY – 5.92%

15,210,777	BlackRock Liquidity Funds TempFund Portfolio	$15,210,777

	Total Investment Company (Cost $15,210,777)	15,210,777

Total Investments – 99.97% (Cost $224,100,394)**		256,822,026

Net Other Assets and Liabilities – 0.03%		68,455

Net Assets – 100.00%		$256,890,481

*	Non-income producing security.
**	At April 30, 2016, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation and depreciation were as follows:

Gross unrealized appreciation	$41,711,918
Gross unrealized depreciation	(8,990,286)

Net unrealized appreciation	$32,721,632

(a)	These securities have been determined to be illiquid securities. At April 30, 2016, these securities amounted to $12,934,586, or 5.04% of net assets.

REIT	Real Estate Investment Trust

See accompanying Notes to Financial Statements.

21

Aston Funds

ASTON/Silvercrest Small Cap Fund	April 30, 2016

Schedule of Investments (unaudited)

Shares		Market Value

COMMON STOCKS – 99.38%

	Consumer Discretionary – 8.45%
58,630	Brunswick	$2,815,999
47,990	Columbia Sportswear	2,810,774
106,210	EW Scripps, Class A	1,612,268
128,660	La-Z-Boy	3,328,434
27,200	Lithia Motors, Class A	2,258,144
116,810	Wolverine World Wide	2,213,550

		15,039,169

	Consumer Staples – 3.80%
23,874	J & J Snack Foods	2,414,378
37,364	Lancaster Colony	4,352,906

		6,767,284

	Energy – 4.05%
199,640	Callon Petroleum *	2,098,216
129,530	Forum Energy Technologies *	2,168,332
136,190	Matador Resources *	2,934,895

		7,201,443

	Financials – 22.31%
211,480	BancorpSouth	4,967,665
53,440	Bank of the Ozarks	2,207,072
233,240	CVB Financial	4,007,063
60,168	EastGroup Properties, REIT	3,595,038
150,244	Horace Mann Educators	4,672,588
83,589	Iberiabank	4,930,915
103,553	Independent Bank/Rockland MA	4,870,098
122,010	Pebblebrook Hotel Trust, REIT	3,372,356
192,120	Physicians Realty Trust, REIT	3,483,136
74,270	QTS Realty Trust, Class A, REIT	3,596,153

		39,702,084

Shares		Market Value

	Healthcare – 9.65%
42,287	Analogic	$3,340,250
61,750	Greatbatch *	2,148,900
37,964	ICU Medical *	3,771,344
85,830	INC Research Holdings, Class A *	4,130,998
53,270	Integra LifeSciences Holdings *	3,772,581

		17,164,073

	Industrials – 23.51%
99,845	Altra Industrial Motion	2,865,552
132,860	Babcock & Wilcox Enterprises *	3,035,851
44,290	CIRCOR International	2,500,171
82,756	EMCOR Group	4,012,011
85,080	ESCO Technologies	3,273,878
33,640	G & K Services, Class A	2,376,666
57,390	Hillenbrand	1,739,491
163,420	Knoll	3,815,857
71,279	MSA Safety	3,427,807
199,900	Mueller Water Products, Class A	2,148,925
142,580	Quanex Building Products	2,686,207
39,380	Standex International	3,020,052
98,349	US Ecology	4,428,655
44,580	Watts Water Technologies, Class A	2,490,685

		41,821,808

	Information Technology – 17.69%
154,197	ACI Worldwide *	3,082,398
255,160	Entegris *	3,391,076
26,697	FEI	2,376,567
49,280	Itron *	2,026,394
45,115	Littelfuse	5,254,995
100,340	M/A – COM Technology Solutions *	4,102,903
143,050	Mentor Graphics	2,855,278
66,950	Methode Electronics	1,990,424
108,405	MKS Instruments	3,887,403
112,240	NetScout Systems *	2,498,462

		31,465,900

	Materials – 5.30%
56,430	Minerals Technologies	3,380,157
137,433	PH Glatfelter	3,151,339
43,079	Sensient Technologies	2,897,063

		9,428,559

	Utilities – 4.62%
61,943	MGE Energy	3,087,859
43,700	ONE Gas	2,555,139
64,959	Portland General Electric	2,580,171

		8,223,169

	Total Common Stocks (Cost $172,352,856)	176,813,489

See accompanying Notes to Financial Statements.

22

Aston Funds

ASTON/Silvercrest Small Cap Fund	April 30, 2016

Schedule of Investments (unaudited) – continued

Shares		Market Value

INVESTMENT COMPANY – 0.16%

289,693	BlackRock Liquidity Funds TempFund Portfolio	$289,693

	Total Investment Company (Cost $289,693)	289,693

Total Investments – 99.54% (Cost $172,642,549)**		177,103,182

Net Other Assets and Liabilities – 0.46%		812,221

Net Assets – 100.00%		$177,915,403

*	Non-income producing security.
**	At April 30, 2016, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation and depreciation were as follows:

Gross unrealized appreciation	$11,592,193
Gross unrealized depreciation	(7,131,560)

Net unrealized appreciation	$4,460,633

REIT	Real Estate Investment Trust

See accompanying Notes to Financial Statements.

23

Aston Funds

ASTON Small Cap Fund	April 30, 2016

Schedule of Investments (unaudited)

Shares		Market Value

COMMON STOCKS – 99.63%

	Consumer Discretionary – 18.28%
37,320	BJ’s Restaurants *	$1,664,472
92,009	Build-A-Bear Workshop *	1,211,759
37,900	Burlington Stores *	2,159,163
49,688	Chuy’s Holdings *	1,517,472
58,871	Five Below *	2,454,921
62,425	Fox Factory Holding *	1,080,577
71,878	Grand Canyon Education *	3,143,225
29,458	Hibbett Sports *	1,063,434
23,289	Oxford Industries	1,546,855
26,048	Pool	2,276,856
53,956	Tumi Holdings *	1,439,546
15,857	Vitamin Shoppe *	434,006

		19,992,286

	Consumer Staples – 2.52%
18,725	PriceSmart	1,620,462
71,435	Smart & Final Stores *	1,137,245

		2,757,707

	Energy – 1.19%
60,431	Matador Resources *	1,302,288

	Financials – 9.90%
43,486	Encore Capital Group *	1,224,131
20,447	Greenhill	450,243
53,728	Heritage Insurance Holdings	714,045
19,189	MarketAxess Holdings	2,355,642
41,222	PrivateBancorp	1,715,247
74,312	STAG Industrial, REIT	1,483,268
22,836	Stifel Financial *	751,533
17,545	Sun Communities, REIT	1,190,779
20,688	Texas Capital Bancshares *	947,924

		10,832,812

Shares		Market Value

	Healthcare – 25.20%
11,591	ABIOMED *	$1,125,950
28,358	Acadia Healthcare *	1,791,942
22,775	Align Technology *	1,644,127
176,270	Amicus Therapeutics *	1,316,737
39,193	Bruker	1,109,162
63,589	Catalent *	1,877,783
46,838	DBV Technologies, SP ADR (France) *	1,591,087
60,949	Dynavax Technologies *	1,000,173
41,298	Emergent BioSolutions *	1,590,799
76,039	Endologix *	852,397
69,404	Globus Medical, Class A *	1,737,876
13,210	ICU Medical *	1,312,281
41,170	Impax Laboratories *	1,373,020
138,489	Inotek Pharmaceuticals *	1,357,192
41,396	Medidata Solutions *	1,806,107
31,880	Neurocrine Biosciences *	1,453,090
35,617	Retrophin *	490,802
30,296	Team Health Holdings *	1,267,282
20,479	West Pharmaceutical Services	1,458,105
74,662	Wright Medical Group (Netherlands) *	1,402,152

		27,558,064

	Industrials – 14.93%
23,645	CEB	1,458,660
25,594	Exponent	1,275,605
19,908	Graco	1,560,588
30,982	HEICO	1,899,506
37,798	Knight Transportation	1,004,293
38,220	Mobile Mini	1,232,595
22,716	Proto Labs *	1,359,098
78,314	Ritchie Bros Auctioneers (Canada)	2,246,829
34,365	Thermon Group Holdings *	644,000
42,905	WageWorks *	2,310,863
24,683	Woodward	1,338,065

		16,330,102

	Information Technology – 24.42%
26,943	Blackbaud	1,664,269
40,339	Bottomline Technologies *	990,726
20,544	Cabot Microelectronics	860,588
79,558	Callidus Software *	1,455,911
29,803	Cardtronics *	1,174,834
23,005	Cavium *	1,135,757
35,654	Cognex	1,266,787
39,821	comScore *	1,219,319
29,411	EPAM Systems *	2,144,944
20,289	FEI	1,806,127
21,068	Forrester Research	708,306
30,990	Interactive Intelligence Group *	1,151,898
65,322	Intralinks Holdings *	582,019
31,385	LogMeIn *	1,873,685
43,008	Power Integrations	2,075,136
35,458	Super Micro Computer *	954,175
34,455	Technology Solutions Holdings *	1,408,865
12,115	Tyler Technologies *	1,773,757
51,501	VeriFone Systems *	1,465,718
16,025	Zebra Technologies, Class A *	1,002,524

		26,715,345

See accompanying Notes to Financial Statements.

24

Aston Funds

ASTON Small Cap Fund	April 30, 2016

Schedule of Investments (unaudited) – continued

Shares		Market Value

	Materials – 3.19%
33,383	Balchem	$2,048,381
61,869	Flotek Industries *	584,662
54,092	KapStone Paper and Packaging	859,522

		3,492,565

	Total Common Stocks (Cost $97,603,595)	108,981,169

INVESTMENT COMPANY – 0.79%

867,298	BlackRock Liquidity Funds TempFund Portfolio	867,298

	Total Investment Company (Cost $867,298)	867,298

Total Investments – 100.42% (Cost $98,470,893)**		109,848,467

Net Other Assets and Liabilities – (0.42)%		(462,950)

Net Assets – 100.00%		$109,385,517

*	Non-income producing security.
**	At April 30, 2016, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation and depreciation were as follows:

Gross unrealized appreciation	$14,721,712
Gross unrealized depreciation	(3,344,138)

Net unrealized appreciation	$11,377,574

REIT	Real Estate Investment Trust
SP ADR	Sponsored American Depositary Receipt

See accompanying Notes to Financial Statements.

25

Aston Funds

ASTON/DoubleLine Core Plus Fixed Income Fund	April 30, 2016

Schedule of Investments (unaudited)

At April 30, 2016, 23.1% of the Total Net Assets of the Fund were comprised of securities of issuers located outside the United States.

Par Value		Market Value

CORPORATE NOTES AND BONDS – 29.20%

	Basic Materials – 0.40%
$ 300,000	Freeport-McMoRan 4.000%, 11/14/21	$266,999
1,000,000	Inversiones CMPC SA (Chile) 4.500%, 04/25/22	1,038,463
200,000	Minsur SA (Peru) Senior Unsecured Notes 6.250%, 02/07/24	195,499
160,000	PQ Senior Secured Notes 6.750%, 11/15/22 (c)	165,199
	Sociedad Quimica y Minera de Chile SA (Chile) Senior Unsecured Notes
200,000	5.500%, 04/21/20	210,499
1,000,000	4.375%, 01/28/25	969,999

		2,846,658

	Consumer Discretionary – 1.30%
355,000	Amazon.com Senior Unsecured Notes 3.800%, 12/05/24	391,656
305,000	American Axle & Manufacturing 6.625%, 10/15/22	324,062
50,000	Anthem Senior Unsecured Notes 1.875%, 01/15/18	50,229
130,000	Asbury Automotive Group 6.000%, 12/15/24	134,874
350,000	Celgene Senior Unsecured Notes 3.875%, 08/15/25	370,465

Par Value		Market Value

	Consumer Discretionary (continued)
$ 100,000	Family Tree Escrow Senior Secured Notes 5.750%, 03/01/23 (a)	$107,124
565,000	Ford Motor Senior Unsecured Notes 7.450%, 07/16/31	751,161
590,000	General Motors Financial 4.200%, 03/01/21	622,369
190,000	GLP Capital LP 5.375%, 04/15/26	198,312
330,000	Goodyear Tire & Rubber 5.125%, 11/15/23	342,374
195,000	Gray Television 7.500%, 10/01/20	205,237
600,000	Grupo Idesa SA de CV (Mexico) 7.875%, 12/18/20 (a)	589,499
330,000	HD Supply 7.500%,07/15/20	351,038
60,000	5.750%,04/15/24 (a)	63,074
260,000	Home Depot Senior Unsecured Notes 3.350%, 09/15/25	281,732
420,000	3.000%, 04/01/26	439,454
300,000	Hutchison Whampoa International 12 (Cayman Islands) 6.000%, 05/29/49 (b)	311,249
700,000	Hutchison Whampoa International 12 II (Cayman Islands) 3.250%, 11/08/22	727,812
205,000	Levi Strauss Senior Unsecured Notes 5.000%, 05/01/25	208,588
285,000	NCL (Bermuda) Senior Unsecured Notes 5.250%, 11/15/19 (a)	294,263
240,000	Newell Brands Senior Unsecured Notes 3.150%, 04/01/21	248,633
90,000	Pilgrim’s Pride 5.750%, 03/15/25 (a)	92,025
155,000	Regal Entertainment Group Senior Unsecured Notes 5.750%, 03/15/22	162,169
305,000	Sally Holdings 5.750%, 06/01/22	321,013
185,000	Station Casinos 7.500%, 03/01/21	196,066
330,000	Tenet Healthcare Senior Unsecured Notes 6.750%, 06/15/23	328,763
765,000	Teva Pharmaceutical Finance Co BV (Cook Islands) 2.950%, 12/18/22	769,484
210,000	Viking Cruises (Bermuda) Senior Unsecured Notes 8.500%, 10/15/22 (a)	198,450
170,000	WMG Acquisition 6.750%, 04/15/22 (a)	169,150

		9,250,325

See accompanying Notes to Financial Statements.

26

Aston Funds

ASTON/DoubleLine Core Plus Fixed Income Fund	April 30, 2016

Schedule of Investments (unaudited) – continued

Par Value		Market Value

	Consumer Staples – 2.50%
$ 400,000	Ajecorp BV (Netherlands) 6.500%, 05/14/22	$183,040
150,000	Camposol SA (Peru) 9.875%,02/02/17 (a)	117,750
280,000	9.875%,02/02/17	219,800
600,000	Central American Bottling (British Virgin Islands) 6.750%, 02/09/22	631,500
525,000	Coca-Cola Senior Unsecured Notes 1.650%, 11/01/18	533,858
370,000	1.875%, 10/27/20	376,898
800,000	Corp Azucarera del Peru SA (Peru) 6.375%, 08/02/22	692,000
1,300,000	Cosan Overseas (Cayman Islands) 8.250%, 11/29/49	1,162,200
175,000	Dana Holding Senior Unsecured Notes 5.500%, 12/15/24	171,063
1,636,942	ENA Norte Trust (Panama) 4.950%, 04/25/23	1,673,773
390,000	Express Scripts Holding 4.500%, 02/25/26	419,154
400,000	Grupo Bimbo SAB de CV (Mexico) 4.500%, 01/25/22	428,078
220,000	HCA 5.375%,02/01/25	225,225
175,000	5.875%,02/15/26	182,000
400,000	JBS Investments GmbH (Austria) 7.250%, 04/03/24	389,000
340,000	JBS USA Senior Unsecured Notes 5.750%, 06/15/25 (a)	314,500
460,000	Kraft Heinz Foods 1.600%,06/30/17 (a)	461,648
230,000	2.000%,07/02/18 (a)	232,591
100,000	Kroger Senior Notes 6.150%, 01/15/20	115,189
730,000	Senior Unsecured Notes 3.400%, 04/15/22	772,560
	Laboratory Corp of America Holdings Senior Unsecured Notes
670,000	2.500%, 11/01/18	677,947
725,000	4.700%, 02/01/45	741,513
130,000	Maestro Peru SA (Peru) 6.750%, 09/26/19	134,550
	Marfrig Holding Europe BV (Netherlands)
200,000	6.875%,06/24/19 (a)	198,500
800,000	6.875%,06/24/19	794,000
300,000	Minerva Luxembourg SA (Luxembourg) 8.750%,12/29/49 (a) (b)	294,000
600,000	8.750%,12/29/49 (b)	588,000
190,000	Post Holdings 7.375%, 02/15/22	200,925
320,000	Prime Security Services Borrower Secured Notes 9.250%, 05/15/23 (c)	333,600

Par Value		Market Value

	Consumer Staples (continued)
$ 115,000	RegionalCare Hospital Partners Holdings Senior Secured Notes 8.250%, 05/01/23	$119,888
385,000	Revlon Consumer Products 5.750%, 02/15/21	393,181
200,000	Rite Aid 6.125%, 04/01/23 (a)	214,875
315,000	Scientific Games International Senior Secured Notes 7.000%, 01/01/22 (a)	321,694
311,000	Service Corp International Senior Unsecured Notes 5.375%, 01/15/22	327,328
285,000	Spectrum Brands 5.750%, 07/15/25	303,710
90,000	TreeHouse Foods 6.000%, 02/15/24 (a)	96,188
1,370,000	Tyson Foods 3.950%, 08/15/24	1,475,972
205,000	Vizient Senior Unsecured Notes 10.375%, 03/01/24 (a)	223,963
650,000	Wal-Mart Stores Senior Unsecured Notes 4.300%, 04/22/44	734,434
245,000	Zimmer Biomet Holdings Senior Unsecured Notes 2.700%, 04/01/20	250,098

		17,726,193

	Energy – 3.24%
565,000	Apache Senior Unsecured Notes 4.750%, 04/15/43	556,783
300,000	Bharat Petroleum (India) Senior Unsecured Notes 4.625%, 10/25/22	319,890
500,000	Bharat Petroleum (India), EMTN 4.000%, 05/08/25	501,997
575,000	BP Capital Markets (United Kingdom) 3.062%, 03/17/22	593,474
110,000	3.119%,05/04/26 (c)	111,276
351,000	Chevron Senior Unsecured Notes 1.365%, 03/02/18	352,645
190,000	1.790%, 11/16/18	192,501
1,100,000	CNOOC Finance 2015 Australia Property (Australia) 2.625%, 05/05/20	1,099,370
500,000	Comision Federal De Electricidad (Mexico) Senior Unsecured Notes 4.875%, 05/26/21	527,500
2,000,000	Delek & Avner Tamar Bond (Israel) Senior Unsecured Notes 4.435%, 12/30/20 (a)	2,040,000
500,000	5.412%, 12/30/25 (a)	513,125

See accompanying Notes to Financial Statements.

27

Aston Funds

ASTON/DoubleLine Core Plus Fixed Income Fund	April 30, 2016

Schedule of Investments (unaudited) – continued

Par Value		Market Value

	Energy (continued)
$ 400,000	Ecopetrol SA (Colombia) Senior Unsecured Notes 4.125%, 01/16/25	$351,000
1,150,000	5.875%, 05/28/45	941,160
220,000	Energy Transfer Partners LP Senior Unsecured Notes 5.200%, 02/01/22	220,916
545,000	4.750%, 01/15/26	529,467
330,000	Energy XXI Gulf Coast 9.250%,12/15/17 (d)	10,106
45,000	7.500%,12/15/21 (d)	2,306
44,000	Senior Secured Notes 11.000%, 03/15/20 (a) (d)	15,620
325,000	EOG Resources Senior Unsecured Notes 4.150%, 01/15/26	348,061
115,000	EPL Oil & Gas 8.250%, 02/15/18	8,122
200,000	Inkia Energy (Bermuda) Senior Unsecured Notes 8.375%, 04/04/21 (a)	207,500
600,000	8.375%, 04/04/21	622,500
1,200,000	Instituto Costarricense de Electricidad (Costa Rica) Senior Unsecured Notes 6.950%, 11/10/21	1,230,000
370,000	Kinder Morgan Energy Partners, MTN Senior Unsecured Notes 6.950%, 01/15/38	388,244
395,000	Memorial Production Partners Senior Unsecured Notes 6.875%, 08/01/22	163,925
215,000	MPLX LP 5.500%, 02/15/23 (a)	214,678
180,000	Occidental Petroleum Senior Unsecured Notes 3.400%, 04/15/26	186,377
500,000	Oleoducto Central SA (Colombia) Senior Unsecured Notes 4.000%, 05/07/21	481,250
1,500,000	ONGC Videsh 3.750%,05/07/23	1,496,898
200,000	4.625%,07/15/24	209,135
750,000	Pacific Rubiales Energy (Canada) 5.125%,03/28/23 (d)	114,375
500,000	5.625%,01/19/25 (a) (d)	77,500
300,000	5.625%,01/19/25 (d)	46,500
200,000	Petroleos Mexicanos (Mexico) 5.500%,01/21/21	210,250
400,000	4.500%,01/23/26	381,560
500,000	6.375%,01/23/45	490,000
1,265,000	5.625%,01/23/46	1,130,986
2,000,000	Petronas Global Sukuk (Morocco) Senior Unsecured Notes 2.707%, 03/18/20	2,015,174

Par Value		Market Value

	Energy (continued)
$ 181,000	Phillips 66 5.875%,05/01/42	$211,744
75,000	4.875%,11/15/44	81,349
1,500,000	Reliance Industries (India) Senior Unsecured Notes 5.875%, 02/28/49	1,501,875
115,000	Sanchez Energy 6.125%, 01/15/23	86,538
40,000	Sandridge Energy Senior Secured Notes 8.750%, 06/01/20 (a)	11,800
350,000	Schlumberger Holdings Senior Unsecured Notes 2.350%, 12/21/18 (a)	354,999
1,700,000	Transportadora de Gas Internacional SA ESP (Colombia) Senior Unsecured Notes 5.700%, 03/20/22	1,776,500

		22,926,976

	Financials – 10.57%
400,000	Agromercantil Senior Trust (Cayman Islands) 6.250%,04/10/19 (a)	411,000
900,000	6.250%,04/10/19	924,750
5,000	Air Lease Senior Unsecured Notes 3.375%, 06/01/21	5,038
695,000	3.750%, 02/01/22	701,582
1,305,000	Alibaba Group Holding 3.600%, 11/28/24	1,322,895
525,000	Ally Financial Senior Unsecured Notes 4.125%, 03/30/20	536,156
180,000	Ally Financial Senior Unsecured Notes 4.250%, 04/15/21	183,600
145,000	American Express Credit Senior Unsecured Notes 2.125%, 03/18/19	147,161
1,350,000	American Express Credit, GMTN Senior Unsecured Notes 2.250%, 08/15/19	1,373,394
365,000	Anheuser-Busch InBev Finance 4.900%, 02/01/46	413,460
110,000	Argos Merger Sub Senior Unsecured Notes 7.125%, 03/15/23 (a)	112,750
665,000	Australia & New Zealand Banking Group, EMTN (Australia) Senior Unsecured Notes 4.875%, 01/12/21 (a)	742,756
500,000	Banco Bilbao Vizcaya Argentaria Colombia SA (Colombia) Subordinated Notes 4.875%, 04/21/25	493,250
1,000,000	Banco Continental SAECA (Paraguay) Senior Unsecured Notes 8.875%, 10/15/17	1,025,000

See accompanying Notes to Financial Statements.

28

Aston Funds

ASTON/DoubleLine Core Plus Fixed Income Fund	April 30, 2016

Schedule of Investments (unaudited) – continued

Par Value		Market Value

	Financials (continued)
$ 800,000	Banco de Costa Rica (Costa Rica) 5.250%, 08/12/18	$814,000
1,225,000	Banco de Credito del Peru (Peru) Subordinated Notes 6.125%, 04/24/27 (b)	1,331,575
1,000,000	Banco de Credito e Inversiones (Chile) Senior Unsecured Notes 4.000%, 02/11/23	1,039,453
500,000	Banco do Brasil SA (Brazil) 9.000%, 06/29/49 (a) (b)	361,250
700,000	Banco GNB Sudameris SA (Colombia) Subordinated Notes 7.500%, 07/30/22	717,500
2,100,000	Banco Internacional del Peru SAA (Peru) Subordinated Notes 6.625%, 03/19/29 (b)	2,194,500
1,600,000	Banco Latinoamericano de Comercio Exterior SA (Panama) Senior Unsecured Notes 3.250%, 05/07/20	1,618,000
1,000,000	Banco Mercantil del Norte SA (Mexico) Subordinated Notes 6.862%, 10/13/21 (b)	1,010,000
600,000	Banco Nacional de Comercio Exterior SNC (Mexico) Senior Unsecured Notes 4.375%, 10/14/25	615,000
1,000,000	4.375%, 10/14/25 (a)	1,025,000
600,000	Banco Nacional de Costa Rica (Costa Rica) Senior Unsecured Notes 4.875%, 11/01/18	601,500
1,000,000	5.875%, 04/25/21	1,003,750
150,000	Banco Regional SAECA (Paraguay) Senior Unsecured Notes 8.125%, 01/24/19 (a)	156,420
950,000	8.125%, 01/24/19	990,660
2,300,000	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand (Mexico) Subordinated Notes 5.950%, 01/30/24 (b)	2,409,250
1,500,000	Bancolombia SA (Colombia) Subordinated Notes 6.125%, 07/26/20	1,592,550
570,000	Bank of America Senior Unsecured Notes 2.000%, 01/11/18	572,896
600,000	2.625%, 04/19/21	604,238
645,000	Bank of Montreal, MTN (Canada) Senior Unsecured Notes 2.375%, 01/25/19	658,618
150,000	Bantrab Senior Trust (Cayman Islands) Senior Secured Notes 9.000%, 11/14/20	120,750

Par Value		Market Value

	Financials (continued)
$ 685,000	BB&T, MTN Senior Unsecured Notes 2.450%, 01/15/20	$702,022
750,000	BBVA Banco Continental SA (Peru) Subordinated Notes 5.250%,09/22/29 (b)	768,750
1,100,000	5.350%,11/12/29 (b)	1,075,250
1,000,000	BBVA Bancomer SA (Mexico) Subordinated Notes 6.008%, 05/17/22 (b)	1,023,900
300,000	5.350%, 11/12/29 (a) (b)	293,250
250,000	BBVA Colombia SA (Colombia) Subordinated Notes 4.875%, 04/21/25 (a)	246,625
635,000	Boston Properties, REIT Senior Unsecured Notes 4.125%, 05/15/21	686,001
200,000	Cementos Progreso Trust (Cayman Islands) 7.125%, 11/06/23	214,000
425,000	Centene Escrow Senior Unsecured Notes 5.625%, 02/15/21 (a) (c)	447,313
200,000	CIMPOR Financial Operations BV (Netherlands) 5.750%,07/17/24 (a)	153,740
200,000	5.750%,07/17/24	153,740
625,000	Citigroup Senior Unsecured Notes 2.650%, 10/26/20	633,225
485,000	2.700%, 03/30/21	491,594
300,000	Comcel Trust (Cayman Islands) 6.875%, 02/06/24 (a)	285,000
750,000	Corp Financiera de Desarrollo SA (Peru) Senior Unsecured Notes 4.750%, 02/08/22	798,750
1,300,000	Subordinated Notes 5.250%, 07/15/29 (b)	1,329,250
250,000	CorpGroup Banking SA (Chile) Senior Unsecured Notes 6.750%, 03/15/23 (a)	239,063
500,000	6.750%, 03/15/23	478,125
200,000	Credito Real SAB de CV (Mexico) Senior Unsecured Notes 7.500%, 03/13/19 (a)	204,250
200,000	7.500%, 03/13/19	204,250
1,000,000	DBS Bank Subordinated Notes 3.625%, 09/21/22 (b)	1,026,203
180,000	Equinix Senior Unsecured Notes 5.875%, 01/15/26	190,912
405,000	ESH Hospitality 5.250%, 05/01/25 (a)	401,456
300,000	Fondo MIVIVIENDA SA Senior Unsecured Notes 3.500%, 01/31/23	300,300

See accompanying Notes to Financial Statements.

29

Aston Funds

ASTON/DoubleLine Core Plus Fixed Income Fund	April 30, 2016

Schedule of Investments (unaudited) – continued

Par Value		Market Value

	Financials (continued)
$ 345,000	General Motors Financial 3.200%, 07/13/20	$351,960
800,000	Global Bank (Panama) Senior Unsecured Notes 4.750%, 10/05/17	818,240
1,500,000	5.125%, 10/30/19	1,527,000
700,000	5.125%, 10/30/19 (a)	712,600
760,000	Goldman Sachs Group Senior Unsecured Notes 2.875%, 02/25/21	772,966
1,900,000	Grupo Aval (Cayman Islands) 4.750%, 09/26/22	1,840,625
1,000,000	GrupoSura Finance SA (Cayman Islands) 5.700%,05/18/21	1,065,000
700,000	5.500%,04/29/26	713,125
1,483,314	Guanay Finance (Cayman Islands) Senior Secured Notes 6.000%, 12/15/20	1,479,605
1,700,000	Industrial Senior Trust (Cayman Islands) 5.500%, 11/01/22	1,657,500
800,000	Intercorp Peru (Peru) Senior Unsecured Notes 5.875%, 02/12/25	794,000
765,000	JPMorgan Chase Senior Unsecured Notes 2.550%, 10/29/20	775,880
745,000	Subordinated Notes 4.250%, 10/01/27	778,383
884,000	Liberty Mutual Group 6.500%, 05/01/42 (a)	1,042,450
700,000	Magnesita Finance (British Virgin Islands) 8.625%, 04/29/49	444,500
345,000	McGraw Hill Financial 4.400%, 02/15/26	382,634
60,000	MGP Escrow Issuer 5.625%, 05/01/24	62,588
740,000	Morgan Stanley Senior Unsecured Notes 2.650%, 01/27/20	751,329
220,000	2.500%, 04/21/21	220,800
730,000	3.875%, 01/27/26	759,350
720,000	MUFG Americas Holdings Senior Unsecured Notes 1.625%, 02/09/18	718,052
105,000	National Rural Utilities Cooperative Finance 10.375%,11/01/18	127,773
990,000	2.000%,01/27/20	1,001,197
195,000	OPE KAG Finance Senior Unsecured Notes 7.875%, 07/31/23 (a)	200,363
2,000,000	Oversea-Chinese Banking, EMTN (Singapore) Subordinated Notes 4.000%, 10/15/24 (b)	2,083,940

Par Value		Market Value

	Financials (continued)
$ 400,000	Peru Enhanced Pass-Through Finance (Cayman Islands) 0.000%, 06/02/25 (e) (f)	$313,028
660,000	PNC Funding 3.300%, 03/08/22	696,760
210,000	Royal Bank of Canada Senior Unsecured Notes 2.500%, 01/19/21	214,705
690,000	Simon Property Group, REIT Senior Unsecured Notes 3.300%, 01/15/26	725,888
495,000	State Street Senior Unsecured Notes 3.550%, 08/18/25	534,160
1,500,000	SUAM Finance BV (Netherlands) 4.875%, 04/17/24	1,533,750
770,000	Sumitomo Mitsui Financial Group Senior Unsecured Notes 2.934%, 03/09/21	786,761
725,000	Synchrony Financial Senior Unsecured Notes 3.000%, 08/15/19	736,107
1,000,000	Tanner Servicios Financieros SA (Chile) Senior Unsecured Notes 4.375%, 03/13/18	1,006,500
740,000	TIAA Asset Management Finance Senior Unsecured Notes 2.950%, 11/01/19 (a)	755,371
710,000	Toronto-Dominion Bank Senior Unsecured Notes 2.125%, 04/07/21	710,930
200,000	Unifin Financiera SA de CV (Mexico) 6.250%,07/22/19 (a)	193,250
700,000	6.250%,07/22/19	678,160
2,000,000	United Overseas Bank, EMTN (Singapore) Subordinated Notes 3.750%, 09/19/24 (b)	2,056,900
500,000	3.500%, 09/16/26 (b)	502,345
480,000	Wells Fargo Senior Unsecured Notes 3.000%, 04/22/26	478,018
880,000	Wells Fargo, MTN Senior Unsecured Notes 3.550%, 09/29/25	922,632
765,000	Westpac Banking Senior Unsecured Notes 2.600%, 11/23/20	782,493

		74,886,289

	Healthcare – 0.73%
683,000	AbbVie Senior Unsecured Notes 4.700%, 05/14/45	727,578
708,000	Actavis Funding SCS (Luxembourg) 2.350%, 03/12/18	715,774

See accompanying Notes to Financial Statements.

30

Aston Funds

ASTON/DoubleLine Core Plus Fixed Income Fund	April 30, 2016

Schedule of Investments (unaudited) – continued

Par Value		Market Value

	Healthcare (continued)
$ 695,000	AstraZeneca Senior Unsecured Notes 2.375%, 11/16/20	$710,729
515,000	Cardinal Health Senior Unsecured Notes 1.950%, 06/15/18	520,680
565,000	Eli Lilly Senior Unsecured Notes 3.700%, 03/01/45	586,817
220,000	Quintiles Transnational 4.875%, 05/15/23 (a)	226,325
320,000	Select Medical 6.375%, 06/01/21	305,200
150,000	Team Health 7.250%, 12/15/23 (a)	159,656
770,000	WellPoint Senior Unsecured Notes 2.300%, 07/15/18	780,862
421,000	Zimmer Holdings Senior Unsecured Notes 1.450%, 04/01/17	421,424

		5,155,045

	Industrials – 2.36%
850,000	Aeropuerto Internacional de Tocumen SA (Panama) Senior Secured Notes 5.750%, 10/09/23	872,950
200,000	Aeropuertos Dominicanos Siglo XXI SA (Domican Republic) Senior Secured Notes 9.750%, 11/13/19 (a)	213,500
200,000	9.750%, 11/13/19	213,500
335,000	Air Medical Merger Sub Senior Unsecured Notes 6.375%, 05/15/23 (a)	323,275
400,000	Avianca Holdings SA (Panama) 8.375%,05/10/20 (a)	320,000
800,000	8.375%,05/10/20	640,000
240,000	Berry Plastics Secured Notes 5.500%, 05/15/22	247,800
357,000	Boeing Senior Unsecured Notes 6.875%, 03/15/39	520,770
700,000	Burlington Northern Santa Fe Senior Unsecured Notes 4.550%, 09/01/44	779,887
390,000	Delphi 4.150%, 03/15/24	409,977
299,000	Delphi Automotive 4.250%, 01/15/26	317,321
414,000	Enterprise Products Operating 3.700%, 02/15/26	422,380
600,000	ESAL GmbH (Austria) 6.250%,02/05/23 (a)	556,320
200,000	6.250%,02/05/23	185,440

Par Value		Market Value

	Industrials (continued)
$ 705,000	FedEx 4.750%, 11/15/45	$775,328
255,000	Gates Global 6.000%, 07/15/22 (a)	223,125
200,000	Grupo Cementos de Chihuahua SAB de CV (Mexico) Senior Secured Notes 8.125%, 02/08/20	210,500
750,000	Grupo Elektra SAB de CV (Mexico) 7.250%, 08/06/18	749,063
200,000	Grupo Posadas SAB de CV (Mexico) 7.875%, 06/30/22 (a)	199,500
800,000	Latam Airlines Group (Chile) Senior Unsecured Notes 7.250%, 06/09/20 (a)	762,000
700,000	Lima Metro Line 2 Finance (Cayman Islands) Senior Secured Notes 5.875%, 07/05/34	721,700
650,000	Lockheed Martin Senior Unsecured Notes 4.700%, 05/15/46	750,114
40,000	Microsemi 9.125%, 04/15/23 (a)	44,300
355,000	Milacron 7.750%, 02/15/21 (a)	358,106
400,000	OAS Financial (British Virgin Islands) 8.875%,04/29/49 (a) (d)	2,500
600,000	8.875%,04/29/49 (d)	3,750
400,000	Odebrecht Finance (Cayman Island) 7.125%, 06/26/42	149,000
200,000	Pesquera Exalmar S.A.A. (Peru) Senior Unsecured Notes 7.375%, 01/31/20 (a)	150,500
400,000	7.375%, 01/31/20	301,000
300,000	Plastipak Holdings Senior Unsecured Notes 6.500%, 10/01/21 (a)	306,000
665,000	Reynolds American 4.000%, 06/12/22	724,038
385,000	Reynolds Group Issuer 8.250%, 02/15/21	400,400
200,000	Southern Copper Senior Unsecured Notes 7.500%, 07/27/35	216,064
300,000	Terex 6.000%, 05/15/21	298,500
995,000	Thermo Fisher Scientific Senior Unsecured Notes 3.300%, 02/15/22	1,026,251
450,000	TransDigm 6.000%, 07/15/22	457,740
350,000	Union Andina de Cementos SAA (Peru) Senior Unsecured Notes 5.875%, 10/30/21 (a)	360,500
900,000	5.875%, 10/30/21	927,000
560,000	Waste Management 4.100%, 03/01/45	579,801

		16,719,900

See accompanying Notes to Financial Statements.

31

Aston Funds

ASTON/DoubleLine Core Plus Fixed Income Fund	April 30, 2016

Schedule of Investments (unaudited) – continued

Par Value		Market Value

	Information Technology – 1.29%
$ 310,000	Activision Blizzard 5.625%, 09/15/21 (a)	$327,050
490,000	Apple Senior Unsecured Notes 4.650%, 02/23/46	540,429
800,000	Cisco Systems Senior Unsecured Notes 1.650%, 06/15/18	811,637
125,000	CSC Holdings LLC Senior Unsecured Notes 5.250%, 06/01/24	114,063
410,000	Ensemble S Merger Senior Notes 9.000%, 09/30/23 (a)	408,463
530,000	Fidelity National Information Services Senior Unsecured Notes 3.625%, 10/15/20	555,373
140,000	First Data 7.000%,12/01/23 (a)	144,375
155,000	5.750%,01/15/24 (a)	157,906
540,000	Hewlett Packard Enterprise 3.600%, 10/15/20 (a)	559,949
355,000	Infor US 6.500%, 05/15/22	329,444
430,000	International Business Machines Senior Unsecured Notes 1.125%,02/06/18	431,046
330,000	1.250%, 02/08/18	331,424
160,000	Micron Technology Senior Secured Notes 7.500%, 09/15/23	166,000
675,000	Microsoft Senior Unsecured Notes 4.450%, 11/03/45	753,490
460,000	Oracle Senior Unsecured Notes 2.375%, 01/15/19	475,892
994,000	2.250%, 10/08/19	1,025,125
735,000	4.125%, 05/15/45	763,375
210,000	Sabre Global 5.250%, 11/15/23 (a)	213,675
305,000	Sinclair Television Group 5.625%, 08/01/24 (a)	314,531
145,000	Solera Senior Unsecured Notes 10.500%, 03/01/24 (a)	152,250
80,000	Western Digital Senior Secured Notes 7.375%, 04/01/23 (a)	80,800
450,000	Xerox Senior Unsecured Notes 2.950%, 03/15/17	454,599

		9,110,896

Par Value		Market Value

	Materials – 1.40%
$ 325,000	Ashland 4.750%, 08/15/22	$328,088
500,000	Braskem America Finance 7.125%, 07/22/41	447,350
1,000,000	Celulosa Arauco y Constitucion SA (Chile) Senior Unsecured Notes 5.000%, 01/21/21	1,075,356
1,100,000	Cia Minera Ares SAC (Peru) 7.750%, 01/23/21	1,141,250
100,000	Colbun SA (Chile) Senior Unsecured Notes 6.000%, 01/21/20	110,896
300,000	Freeport-McMoRan 3.875%,03/15/23	252,000
850,000	5.450%,03/15/43	646,000
1,435,000	Georgia-Pacific Senior Unsecured Notes 3.600%, 03/01/25 (a)	1,500,667
600,000	Grupo Idesa SA de CV (Mexico) 7.875%, 12/18/20	589,500
460,000	Signode Industrial Group Lux SA Senior Unsecured Notes 6.375%, 05/01/22 (a)	450,800
200,000	SINOPEC Group Overseas Development (British Virgin Islands) 2.500%, 04/28/20 (a)	200,003
1,000,000	Southern Copper Senior Unsecured Notes 6.750%, 04/16/40	1,000,081
280,000	5.250%, 11/08/42	242,394
800,000	Vedanta Resources (United Kingdom) Senior Unsecured Notes 7.125%, 05/31/23 (a)	574,000
400,000	7.125%, 05/31/23	287,000
1,300,000	Volcan Cia Minera SAA (Peru) 5.375%, 02/02/22	1,053,000

		9,898,385

	Telecommunications – 2.63%
365,000	21st Century Fox America 4.750%, 09/15/44	391,222
705,000	AT&T Senior Unsecured Notes 3.400%, 05/15/25	717,630
700,000	Axiata SPV2 Bhd Senior Unsecured Notes 3.466%, 11/19/20	719,279
2,000,000	Bharti Airtel (India) Senior Unsecured Notes 4.375%, 06/10/25	2,049,700
1,306,000	British Telecommunications (United Kingdom) Senior Unsecured Notes 5.950%, 01/15/18	1,407,333

See accompanying Notes to Financial Statements.

32

Aston Funds

ASTON/DoubleLine Core Plus Fixed Income Fund	April 30, 2016

Schedule of Investments (unaudited) – continued

Par Value		Market Value

	Telecommunications (continued)
$ 180,000	CCO Holdings 5.250%,09/30/22	$186,300
85,000	5.125%,05/01/23 (a)	86,913
195,000	5.500%,05/01/26	199,388
445,000	Cequel Communications Holdings I Senior Unsecured Notes 6.375%, 09/15/20 (a)	458,350
120,000	Comcast 4.200%,08/15/34	127,946
570,000	4.400%,08/15/35	631,732
600,000	Comcel Trust Via Comunicaciones Celulares SA (Cayman Islands) 6.875%, 02/06/24	570,000
305,000	CommScope 5.000%, 06/15/21 (a)	309,194
300,000	Digicel Group (Bermuda) Senior Unsecured Notes 7.125%, 04/01/22 (a)	245,625
1,900,000	7.125%, 04/01/22	1,555,625
195,000	Frontier Communications Senior Unsecured Notes 10.500%, 09/15/22 (a)	201,825
385,000	Gannett 4.875%, 09/15/21 (a)	393,663
360,000	Intelsat Jackson Holdings SA (Luxembourg) Senior Secured Notes 5.500%, 08/01/23	228,825
40,000	8.000%, 02/15/24 (a)	41,500
340,000	Level 3 Communications Senior Unsecured Notes 5.750%, 12/01/22	350,373
680,000	Omnicom Group 3.600%, 04/15/26	710,048
1,000,000	Ooredoo Tamweel Senior Unsecured Notes 3.039%, 12/03/18	1,021,600
180,000	Orange SA (France) Senior Unsecured Notes 2.750%, 09/14/16	181,150
484,000	2.750%, 02/06/19	498,827
285,000	SBA Communications Senior Unsecured Notes 5.625%, 10/01/19	296,756
200,000	Sixsigma Networks Mexico SA de CV (Mexico) 8.250%,11/07/21	193,000
200,000	8.250%,11/07/21 (a)	193,000
1,000,000	Telefonica Celular del Paraguay SA (Paraguay) Senior Unsecured Notes 6.750%, 12/13/22	990,000
300,000	Telefonica Chile SA (Chile) Senior Unsecured Notes 3.875%, 10/12/22	310,155
405,000	Tribune Media 5.875%, 07/15/22	402,975

Par Value		Market Value

	Telecommunications (continued)
$ 200,000	TV Azteca SAB de CV (Mexico) 7.500%, 05/25/18	$132,000
500,000	TV Azteca SAB de CV, EMTN (Mexico) 7.625%, 09/18/20	313,750
1,400,000	Verizon Communications Senior Unsecured Notes 4.400%, 11/01/34	1,430,612
1,100,000	VTR Finance BV (Netherlands) Senior Secured Notes 6.875%, 01/15/24	1,101,375

		18,647,671

	Utilities – 2.78%
1,500,000	Abengoa Transmision Sur SA (Peru) Senior Secured Notes 6.875%, 04/30/43 (a)	1,552,500
700,000	6.875%, 04/30/43	724,500
300,000	AES El Salvador Trust II (Panama) 6.750%, 03/28/23	243,750
200,000	Comision Federal de Electricidad (Mexico) Senior Unsecured Notes 4.875%, 01/15/24	209,000
400,000	6.125%, 06/16/45	408,000
690,000	Duke Energy Progress 4.150%, 12/01/44	749,103
1,500,000	Empresa de Energia de Bogota SA ESP (Colombia) Senior Unsecured Notes 6.125%, 11/10/21	1,571,250
2,000,000	Empresa Electrica Angamos SA (Chile) Senior Secured Notes 4.875%, 05/25/29	1,897,834
700,000	Empresa Electrica Guacolda SA (Chile) Senior Unsecured Notes 4.560%, 04/30/25 (a)	661,947
600,000	Empresas Publicas de Medellin ESP (Colombia) Senior Unsecured Notes 7.625%, 07/29/19	683,400
420,000	Exelon Senior Unsecured Notes 3.400%, 04/15/26	428,912
	Fermaca Enterprises S de RL de CV (Mexico) Senior Secured Notes
290,073	6.375%, 03/30/38 (a)	280,646
1,498,710	6.375%, 03/30/38	1,450,002
2,000,000	GNL Quintero SA (Chile) Senior Unsecured Notes 4.634%, 07/31/29	2,029,966
	Israel Electric (Israel) Senior Secured Notes
500,000	5.625%, 06/21/18	532,785
1,000,000	5.000%, 11/12/24	1,071,250

See accompanying Notes to Financial Statements.

33

Aston Funds

ASTON/DoubleLine Core Plus Fixed Income Fund	April 30, 2016

Schedule of Investments (unaudited) – continued

Par Value		Market Value

	Utilities (continued)
$ 1,258,712	Mexico Generadora de Energia S de rl (Mexico) Senior Secured Notes 5.500%, 12/06/32	$1,208,364
793,000	Midamerican Energy Holdings Senior Unsecured Notes 6.500%, 09/15/37	1,074,032
1,800,000	National Gas Co of Trinidad & Tobago (Trinidad) Senior Unsecured Notes 6.050%, 01/15/36	1,840,500
1,035,000	Southern Senior Unsecured Notes 2.450%, 09/01/18	1,056,300

		19,674,041

	Total Corporate Notes and Bonds (Cost $208,883,567)	206,842,379

COLLATERALIZED MORTGAGE AND ASSET-BACKED SECURITIES – 13.28%

2,613,305	Alternative Loan Trust Series 2007-J2, Class 2A1 6.000%, 07/01/37	2,695,246
46,685	American General Mortgage Loan Trust Series 2010-1A, Class A3 5.650%, 03/01/58 (a) (b)	46,733
350,000	Banc of America Commercial Mortgage Trust Series 2007-4, Class AM 6.001%, 02/01/51 (b)	366,680
495,311	Banc of America Funding Series 2006-B, Class 7A1 3.208%, 03/01/36 (b)	444,168
669,731	Banc of America Funding Series 2010-R9, Class 3A3 5.500%, 12/01/35 (a)	550,070
80,877	Banc of America Funding Series 2012-R4, Class A 0.699%, 03/03/39 (a) (b)	80,576
630,000	BBCMS Trust Series 2015-STP, Class D 4.427%, 09/06/28 (a) (b)	633,841
230,854	Bear Stearns Asset Backed Securities I Trust Series 2004-AC2, Class 2A 5.000%, 05/01/34	229,504
450,000	Bear Stearns Commercial Mortgage Securities Trust Series 2007-T26, Class AJ 5.566%, 01/01/45 (b)	443,324
403,500	CDGJ Commercial Mortage Trust Series 2014-BXCH, Class B 2.283%, 12/15/27 (a) (b)	397,964
88,927	Citicorp Mortgage Securities Trust Series 2007-2, Class 3A1 5.500%, 02/01/37	88,503

Par Value		Market Value

$ 450,000	Citigroup Commercial Mortgage Trust Series 2007-C6, Class AM 5.899%, 12/01/49 (b)	$452,813
946,120	Citigroup Commercial Mortgage Trust Series 2012-GC8, Class XA 2.323%, 09/01/45 (a) (b)	71,115
350,000	Citigroup Commercial Mortgage Trust Series 2013-SMP, Class C 2.738%, 01/01/30 (a)	350,570
350,000	Citigroup Commercial Mortgage Trust Series 2013-SMP, Class D 3.008%, 01/01/30 (a) (b)	348,574
4,915,063	Citigroup Commercial Mortgage Trust Series 2014-GC25, Class XA 1.238%, 10/01/47 (b)	327,247
440,700	Citigroup Commercial Mortgage Trust Series 2015-GC27, Class D 4.577%, 02/01/48 (a) (b)	339,762
780,000	Citigroup Commercial Mortgage Trust Series 2015-GC31, Class C 4.200%, 06/01/48 (b)	751,506
235,000	Citigroup Commercial Mortgage Trust Series 2015-GC35, Class C 4.652%, 11/01/48	229,702
7,522,488	Citigroup Commercial Mortgage Trust Series 2015-GC35, Class XA 1.060%, 11/01/48 (b)	433,477
7,790,820	Citigroup Commercial Mortgage Trust Series 2016-GC36, Class XA 1.515%, 02/01/49 (b)	730,135
5,511,000	Citigroup Commercial Mortgage Trust Series 2016-P3, Class XA 1.718%, 04/01/49 (b)	661,842
2,000,745	Citigroup Mortgage Loan Trust Series 2006-AR2, Class 1A2 2.915%, 03/01/36 (b)	1,889,322
340,000	Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2007-CD4, Class AMFX 5.366%, 12/01/49 (b)	345,535
300,000	COBALT Commercial Mortgage Trust Series 2007-C2, Class AFJX 5.568%, 04/01/47 (b)	291,980
453,000	COMM Mortgage Trust Series 2016-DC2, Class C 4.798%, 02/01/49 (b)	447,488
6,814,224	COMM Mortgage Trust Series 2016-DC2, Class XA 1.240%, 02/01/49 (b)	504,348
56,403	Commercial Mortgage Pass Through Certificates Series 2010-C1, Class XPA 1.726%, 07/01/46 (a) (b)	1,364
1,874,192	Commercial Mortgage Pass Through Certificates Series 2012-CR3, Class XA 2.260%, 10/01/45 (b)	162,188

See accompanying Notes to Financial Statements.

34

Aston Funds

ASTON/DoubleLine Core Plus Fixed Income Fund	April 30, 2016

Schedule of Investments (unaudited) – continued

Par Value		Market Value

$ 20,541,705	Commercial Mortgage Pass Through Certificates Series 2013-CR10, Class XA 1.119%, 08/01/46 (b)	$860,441
3,677,963	Commercial Mortgage Pass Through Certificates Series 2014-CCRE19, Class XA 1.443%, 08/01/47 (b)	241,869
300,000	Commercial Mortgage Pass Through Certificates Series 2014-CR20, Class C 4.657%, 11/01/47 (b)	300,650
350,000	Commercial Mortgage Pass Through Certificates Series 2014-KYO, Class E 2.787%, 06/11/27 (a) (b)	345,782
586,888	Commercial Mortgage Pass Through Certificates Series 2014-KYO, Class F 3.937%, 06/11/27 (a) (b)	582,695
350,000	Commercial Mortgage Pass Through Certificates Series 2015-CCRE23, Class D 4.399%, 05/01/48 (b)	265,766
470,000	Commercial Mortgage Pass Through Certificates Series 2015-CR25, Class C 4.699%, 08/01/48 (b)	462,494
600,000	Commercial Mortgage Pass Through Certificates Series 2015-CR26, Class B 4.645%, 10/01/48 (b)	637,766
8,374,107	Commercial Mortgage Pass Through Certificates Series 2015-CR26, Class XA 1.215%, 10/01/48 (b)	590,362
585,000	Commercial Mortgage Pass Through Certificates Series 2015-LC23, Class C 4.801%, 10/01/53 (b)	581,008
9,153,593	Commercial Mortgage Pass Through Certificates Series 2016-C3, Class XA 1.259%, 01/01/48 (b)	711,630
807,000	Commercial Mortgage Pass Through Certificates Series 2016-CCRE28, Class C 4.803%, 02/01/49 (b) (c)	799,160
650,000	Commercial Mortgage Trust Series 2007-GG11, Class AJ 6.237%, 12/01/49 (b)	641,832
500,000	Core Industrial Trust Series 2015-CALW, Class D 3.979%, 02/01/34 (a) (b)	503,282
1,256,548	Countrywide Alternative Loan Trust Series 2005-86CB, Class A5 5.500%, 02/01/36	1,129,671
512,637	Countrywide Alternative Loan Trust Series 2006-J1, Class 2A1 7.000%, 02/01/36	244,629

Par Value		Market Value

$ 76,460	Countrywide Alternative Loan Trust Series 2007-18CB, Class 2A17 6.000%, 08/01/37	$67,352
307,053	Countrywide Alternative Loan Trust Series 2007-23CB, Class A3 0.939%, 09/25/37 (b)	189,594
293,184	Countrywide Alternative Loan Trust Series 2007-23CB, Class A4 6.074%, 09/25/37 (b) (g)	79,697
588,457	Countrywide Home Loan Mortgage Pass Through Trust Series 2005-HYB8, Class 4A1 2.810%, 12/01/35 (b)	523,353
1,473,411	Countrywide Home Loan Mortgage Pass Through Trust Series 2007-14, Class A15 6.500%, 09/01/37	1,441,984
546,756	Countrywide Home Loan Mortgage Pass Through Trust Series 2007-2, Class A13 6.000%, 03/01/37	512,082
119,059	Countrywide Home Loan Mortgage Pass Through Trust Series 2007-7, Class A4 5.750%, 06/01/37	111,920
275,000	Credit Suisse Commercial Mortgage Trust Series 2006-C4, Class AM 5.509%, 09/01/39	277,139
625,000	Credit Suisse Commercial Mortgage Trust Series 2007-C4, Class A1AM 6.140%, 09/01/39 (b)	632,008
31,631	Credit Suisse First Boston Mortgage Securities Series 1998-C2, Class F 6.750%, 11/11/30 (a) (b)	31,853
1,769,265	Credit Suisse First Boston Mortgage Securities Series 2005-9, Class 5A9 5.500%, 10/01/35	1,526,463
874,699	Credit Suisse Mortgage Capital Certificates Series 2007-1, Class 5A4 6.000%, 02/01/37	751,965
250,000	Credit Suisse Mortgage Capital Certificates Series 2009-RR2, Class IQB 5.695%, 04/01/49 (a) (b)	254,108
3,972,450	CSMC Trust Series 2013-IVR4, Class A11 3.487%, 07/01/43 (a) (b)	4,042,669
3,972,450	CSMC Trust Series 2013-IVR4, Class A2 3.000%, 07/01/43 (a) (b)	3,992,002
534,000	DBJPM Series 2016-C1, Class C 3.352%, 05/01/49 (b)	477,741

See accompanying Notes to Financial Statements.

35

Aston Funds

ASTON/DoubleLine Core Plus Fixed Income Fund	April 30, 2016

Schedule of Investments (unaudited) – continued

Par Value		Market Value

$ 7,725,000	DBJPM Series 2016-C1, Class XA 1.509%, 05/01/49 (b)	$832,959
569,000	FHLMC Multifamily Structured Pass Through Certificates Series K050, Class A2 3.334%, 08/01/25 (b)	614,958
766,000	FHLMC Multifamily Structured Pass Through Certificates Series K053, Class A2 2.995%, 12/01/25	806,415
831,000	FHLMC Multifamily Structured Pass Through Certificates Series K054, Class A2 2.745%, 01/01/26	857,045
3,135,340	First Horizon Alternative Mortgage Securities Trust Series 2005-FA4, Class 1A6 5.500%, 06/01/35	2,837,652
1,686,630	First Horizon Mortgage Pass-Through Trust Series 2006-2, Class 1A3 6.000%, 08/01/36	1,597,384
831,000	FREMF Mortgage Trust Sereis 2016-K54, Class B 4.051%, 02/01/26 (b)	770,004
391,000	GS Mortgage Securities Trust Series 2014-GC26, Class C 4.662%, 11/01/47 (b)	387,276
6,480,889	GS Mortgage Securities Trust Series 2015-GC34, Class XA 1.533%, 10/01/48 (b)	587,086
10,773,868	GS Mortgage Securities Trust Series 2015-GS1, Class XA 0.990%, 11/01/48 (b)	650,802
762,000	GS Mortgage Securities Trust Series 2016-ICE2, Class A 2.363%, 02/15/33 (b)	764,728
534,481	GS Mortgage Securities Trust Series 2207-GG10, Class A4 5.987%, 08/01/45 (b)	549,538
546,424	GSR Mortgage Loan Trust Series 2006-AR1, Class 3A1 3.070%, 01/01/36 (b)	494,580
41,183	HSI Asset Loan Obligation Trust Series 2007-2, Class 1A1 5.500%, 09/01/37	39,490
1,076,695	JP Morgan Chase Commercial Mortgage Securities Trust Series 2006-LDP8, Class X 0.676%, 05/01/45 (b)	1,171
350,000	JP Morgan Chase Commercial Mortgage Securities Trust Series 2006-LDP9, Class AM 5.372%, 05/01/47	349,181
350,000	JP Morgan Chase Commercial Mortgage Securities Trust Series 2007-CB19 Class AM 5.889%, 02/01/49 (b)	358,389

Par Value		Market Value

$ 537,200	JP Morgan Chase Commercial Mortgage Securities Trust Series 2007-CB20, Class AJ 6.284%, 02/01/51 (b)	$532,465
250,000	JP Morgan Chase Commercial Mortgage Securities Trust Series 2007-LD12, Class AM 6.207%, 02/01/51 (b)	260,756
688,986	JP Morgan Chase Commercial Mortgage Securities Trust Series 2008-C2, Class A4 6.068%, 02/01/51	719,589
828,402	JP Morgan Chase Commercial Mortgage Securities Trust Series 2011-C4, Class XA 1.565%, 07/01/46 (a) (b)	28,245
2,247,272	JP Morgan Chase Commercial Mortgage Securities Trust Series 2012-C8, Class XA 2.192%, 10/01/45 (b)	176,699
731,165	JP Morgan Chase Commercial Mortgage Securities Trust Series 2012-CBX, Class XA 1.875%, 06/01/45 (b)	45,106
5,798,790	JP Morgan Chase Commercial Mortgage Securities Trust Series 2014-C18, Class XA 1.283%, 02/01/47 (b)	307,407
300,000	JP Morgan Chase Commercial Mortgage Securities Trust Series 2014-C21, Class C 4.816%, 08/01/47 (b)	305,974
3,703,785	JP Morgan Chase Commercial Mortgage Securities Trust Series 2014-C21, Class XA 1.261%, 08/01/47 (b)	242,194
330,824	JP Morgan Chase Commercial Mortgage Securities Trust Series 2014-C23, Class C 4.608%, 09/01/47 (b)	336,125
450,000	JP Morgan Chase Commercial Mortgage Securities Trust Series 2014-C25, Class C 4.597%, 11/01/47 (b)	451,882
6,501,881	JP Morgan Chase Commercial Mortgage Securities Trust Series 2014-C25, Class XA 1.153%, 11/01/47 (b)	371,891
5,282,154	JP Morgan Chase Commercial Mortgage Securities Trust Series 2014-C26, Class XA 1.322%, 01/01/48 (b)	330,688
300,000	JP Morgan Chase Commercial Mortgage Securities Trust Series 2014-DSTY, Class A 3.429%, 06/06/27 (a)	310,292
4,424,436	JP Morgan Chase Commercial Mortgage Securities Trust Series 2015-C27, Class XA 1.523%, 02/01/48 (b)	337,393

See accompanying Notes to Financial Statements.

36

Aston Funds

ASTON/DoubleLine Core Plus Fixed Income Fund	April 30, 2016

Schedule of Investments (unaudited) – continued

Par Value		Market Value

$ 7,957,643	JP Morgan Chase Commercial Mortgage Securities Trust Series 2015-C28, Class XA 1.343%, 10/01/48 (b)	$537,189
650,000	JP Morgan Chase Commercial Mortgage Securities Trust Series 2015-C32, Class C 4.819%, 11/01/48 (b)	607,973
670,000	JP Morgan Chase Commercial Mortgage Securities Trust Series 2015-C33, Class C 4.773%, 12/01/48 (b)	660,290
8,390,056	JP Morgan Chase Commercial Mortgage Securities Trust Series2015-JP1, Class XA 1.316%, 01/01/49 (b)	574,154
755,000	JPMBB Commercial Mortgage Securities Trust Series 2016-C1, Class C 4.905%, 03/01/49 (b)	750,706
485,000	LB Commercial Mortgage Trust Series 2007-C3, Class AMB 5.189%, 07/11/44	500,055
250,000	LB Commercial Mortgage Trust Series 2007-C3, Class AMFL 6.096%, 07/11/44 (a) (b)	259,431
586,445	LB-UBS Commercial Mortgage Trust Series 2007-C1, Class AJ 5.484%, 02/11/40	583,684
747,000	LB-UBS Commercial Mortgage Trust Series 2007-C7, Class AJ 6.448%, 09/11/45 (b)	747,096
350,000	Merrill Lynch Mortgage Trust Series 2006-C2, Class AJ 5.802%, 08/01/43 (b)	348,432
30,484	ML-CFC Commercial Mortgage Trust Series 2006-1, Class AJ 5.836%, 02/01/39 (b)	30,463
250,000	ML-CFC Commercial Mortgage Trust Series 2007-5, Class AM 5.419%, 08/01/48	255,581
844,000	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C29, Class C 4.912%, 05/01/49 (b) (c)	835,280
894,535	Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C5, Class XA 1.894%, 08/01/45 (a) (b)	56,652
5,914,847	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C14, Class XA 1.434%, 02/01/47 (b)	322,472
300,000	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C18, Class C 4.489%, 10/01/47	301,784

Par Value		Market Value

$ 413,500	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C19, Class C 4.000%, 12/01/47	$390,762
785,000	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C25, Class C 4.680%, 10/01/48 (b)	765,313
800,000	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C26, Class D 3.060%, 10/01/48 (a)	573,342
80,000	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C27, Class C 4.689%, 12/01/47 (b)	76,810
8,503,897	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C28, Class XA 1.450%, 01/01/49 (b)	745,432
140,788	Morgan Stanley Capital I Trust Series 2006-HQ8, Class AJ 5.590%, 03/01/44 (b)	140,535
375,100	Morgan Stanley Capital I Trust Series 2007-1Q16, Class AMA 6.252%, 12/01/49 (b)	389,748
300,000	Morgan Stanley Capital I Trust Series 2007-HQ11, Class AJ 5.508%, 02/01/44 (b)	296,094
250,000	Morgan Stanley Capital I Trust Series 2007-IQ13, Class AM 5.406%, 03/01/44	255,777
636,155	Morgan Stanley Capital I Trust Series 2011-C1, Class XA 0.636%, 09/01/47 (a) (b)	11,220
250,000	Morgan Stanley Capital I Trust Series 2014-CPT, Class E 3.560%, 07/01/29 (a) (b)	244,083
350,000	Morgan Stanley Capital I Trust Series 2014-MP, Class D 3.816%, 08/01/29 (a) (b)	353,892
588,000	Morgan Stanley Capital I Trust Series 2015-XLF1, Class AFSC 3.433%, 08/15/26 (a) (b)	587,617
851,484	Morgan Stanley Mortgage Loan Trust Series 2005-3AR, Class 2A2 2.888%, 07/01/35 (b)	772,664
6,956,484	Morgan Stanley Mortgage Loan Trust Series 2005-9AR, Class 2A 3.389%, 12/01/35 (b)	5,922,041
275,511	Nomura Asset Acceptance Corp Alternative Loan Trust Series 2005-AP3, Class A3 5.318%, 08/01/35 (b)	165,712
4,418,659	RALI Trust Series 2006-QS7, Class A2 6.000%, 06/01/36	3,618,645
222,861	Residential Asset Securitization Trust Series 2006-A6, Class 1A1 6.500%, 07/01/36	123,533

See accompanying Notes to Financial Statements.

37

Aston Funds

ASTON/DoubleLine Core Plus Fixed Income Fund	April 30, 2016

Schedule of Investments (unaudited) – continued

Par Value		Market Value

$ 503,481	Residential Asset Securitization Trust Series 2007-A1, Class A8 6.000%, 03/01/37	$343,121
2,024,364	Sequoia Mortgage Trust Series 2013-1, Class 2A1 1.855%, 02/01/43 (b)	1,922,079
305,453	Structured Adjustable Rate Mortgage Loan Trust Series 2006-1, Class 2A2 2.683%, 02/01/36 (b)	268,154
1,871,542	UBS-Barclays Commercial Mortgage Trust Series 2012-C3, Class XA 2.239%, 08/01/49 (a) (b)	164,910
500,000	Wachovia Bank Commercial Mortgage Trust Series 2007-C32, Class AMFX 5.703%, 06/01/49 (a)	510,921
67,821	Wachovia Bank Commercial Mortgage Trust Series 2006-C24, Class AJ 5.658%, 03/01/45 (b)	67,748
540,000	Wachovia Bank Commercial Mortgage Trust Series 2006-C28, Class AJ 5.632%, 10/01/48 (b)	530,254
1,063,000	Wachovia Bank Commercial Mortgage Trust Series 2007-C30, Class AJ 5.413%, 12/01/43 (b)	1,047,832
250,000	Wachovia Bank Commercial Mortgage Trust Series 2007-C30, Class AM 5.383%, 12/01/43	255,634
350,000	Wachovia Bank Commercial Mortgage Trust Series 2007-C30, Class AMFL 0.633%, 12/15/43 (a) (b)	333,722
300,000	Wachovia Bank Commercial Mortgage Trust Series 2007-C33, Class AJ 6.147%, 02/01/51 (b)	296,702
580,000	Wachovia Bank Commercial Mortgage Trust Series 2007-C33, Class AM 6.147%, 02/01/51 (b)	599,358
2,141,406	Washington Mutual Mortgage Pass-Through Certificates WMALT Trust Series 2005-8, Class 2CB1 5.500%, 10/01/35	2,113,102
471,800	Wells Fargo Commercial Mortgage Trust Series 2015-C26, Class D 3.586%, 02/01/48 (a)	347,257
725,000	Wells Fargo Commercial Mortgage Trust Series 2014-LC16, Class D 3.938%, 08/01/50 (a)	569,030

Par Value		Market Value

$ 400,000	Wells Fargo Commercial Mortgage Trust Series 2015-C28, Class C 4.275%, 05/01/48 (b)	$370,015
585,000	Wells Fargo Commercial Mortgage Trust Series 2015-C31, Class C 4.766%, 11/01/48 (b)	584,225
8,473,771	Wells Fargo Commercial Mortgage Trust Series 2015-C31, Class XA (b) 1.276%, 11/01/48	649,794
480,000	Wells Fargo Commercial Mortgage Trust Series 2015-LC22, Class C (b) 4.690%, 09/01/58	475,617
4,465,794	Wells Fargo Commercial Mortgage Trust Series 2015-NXS1, Class XA 1.340%, 05/01/48 (b)	324,076
610,000	Wells Fargo Commercial Mortgage Trust Series 2015-NXS3, Class C 4.638%, 09/01/57 (b)	576,112
558,000	Wells Fargo Commercial Mortgage Trust Series 2016-C32, Class C 4.878%, 01/01/59 (b)	557,853
517,000	Wells Fargo Commercial Mortgage Trust Series 2016-C33, Class C 3.896%, 03/01/59	484,439
5,360,730	Wells Fargo Commercial Mortgage Trust Series 2016-C33, Class XA 1.986%, 03/01/59 (b)	645,185
512,000	Wells Fargo Commerical Mortgage Trust Series 2014-LC18, Class B 3.959%, 12/01/47	534,766
341,021	Wells Fargo Mortgage Backed Securities Trust Series 2007-13, Class A6 6.000%, 09/01/37	349,171
351,964	Wells Fargo Mortgage Backed Securities Trust Series 2007-8, Class 1A16 6.000%, 07/01/37	347,987
943,076	WF-RBS Commercial Mortgage Trust Series 2012-C8, Class XA 2.313%, 08/01/45 (a) (b)	73,295
1,387,266	WF-RBS Commercial Mortgage Trust Series 2012-C9, Class XA 2.303%, 11/01/45 (a) (b)	119,140
6,290,174	WF-RBS Commercial Mortgage Trust Series 2014-C21, Class XA 1.326%, 08/01/47 (b)	411,220

	Total Collateralized Mortgage and Asset-Backed Securities (Cost $94,811,729)	94,059,089

See accompanying Notes to Financial Statements.

38

Aston Funds

ASTON/DoubleLine Core Plus Fixed Income Fund	April 30, 2016

Schedule of Investments (unaudited) – continued

Par Value		Market Value

U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 42.43%

	Fannie Mae – 11.55%
$ 374,833	4.000%, 06/01/42 Pool # AB5459	$391,786
4,261,306	3.000%, 10/01/34 Pool # AS3456	4,443,392
4,317,425	3.000%, 01/01/35 Pool # AS4281	4,501,917
3,783,953	3.000%, 03/01/45 Pool # AS4645	3,882,737
9,984,321	3.500%, 03/01/46 Pool # BC0281	10,534,156
618,141	3.500%, 12/01/31 Pool # MA0919	654,180
548,578	3.500%, 01/01/32 Pool # MA0949	580,581
167,835	4.500%, 03/01/42 Pool # MA1050	176,507
1,500,807	3.000%, 06/01/33 Pool # MA1459	1,565,347
5,084,957	3.000%, 04/01/45 Pool # MA2248	5,155,413
238,676	4.000%, 09/01/31 Pool # MA3894	257,303
209,737	6.194%, 10/25/36 (b) (g) Series 2007-57, Class SX, REMIC	32,977
395,764	5.374%, 09/25/36 (b) (g) Series 2009-86, Class CI, REMIC	53,660
326,562	4.000%, 01/01/41 Series 2010-156, Class ZC, REMIC	369,620
305,392	4.500%, 12/01/41 Series 2011-121, Class JP, REMIC	327,185
491,660	4.000%, 03/01/41 Series 2011-18, Class UZ, REMIC	519,456
1,133,414	3.500%, 10/01/42 Series 2012-105, Class Z, REMIC	1,173,495
2,401,274	2.750%, 11/01/42 Series 2012-127, Class PA	2,442,294
4,164,380	3.500%, 03/01/42 Series 2012-20, Class ZT, REMIC	4,402,394
1,765,664	4.000%, 04/01/42 Series 2012-31, Class Z, REMIC	1,934,927
8,652,798	2.000%, 08/01/42 Series 2013-5, Class EZ, REMIC	8,085,172
5,253,133	3.000%, 02/01/43 Series 2013-8, Class Z, REMIC	5,048,667
5,229,846	3.000%, 11/01/44 Series 2014-73, Class CZ, REMIC	5,051,946
7,842,131	3.000%, 01/01/45 Series 2015-9, Class HA	8,178,902
5,886,481	3.000%, 08/01/42 Series 2015-95, Class AP, REMIC	6,078,992
5,440,750	3.000%, 05/01/46 Series 2016-24, Class NZ, REMIC (f)	5,241,825
757,000	2.702%, 02/01/26 Series 2016-M3, Class A2	769,753

		81,854,584

Par Value		Market Value

	Freddie Mac – 6.23%
$ 3,193,234	3.000%, 03/01/44 Series 4316, Class BZ, REMIC	$3,145,017
1,414,680	3.000%, 01/01/33 Gold Pool # C91594	1,472,743
35,076	5.000%, 07/01/35 Gold Pool # G01840	38,975
10,268	5.500%, 12/01/38 Gold Pool # G06172	11,543
6,412,974	3.500%, 02/01/45 Gold Pool # Q31596	6,724,017
219,650	4.000%, 10/01/41 Gold Pool # T60392	229,422
928,563	3.500%, 10/01/42 Gold Pool # T65110	958,779
3,855,645	3.000%, 07/01/45 Pool # G08653	3,953,810
4,823,122	3.000%, 08/01/45 Pool # G08658	4,945,919
464,696	5.000%, 12/01/34 Series 2909, Class Z, REMIC	515,303
131,618	5.675%, 04/15/37 (b) (g) Series 3301, Class MS, REMIC	19,486
59,342	5.575%, 11/15/37 (b) (g) Series 3382, Class SB, REMIC	7,501
87,820	5.965%, 11/15/37 (b) (g) Series 3384, Class S, REMIC	11,666
210,854	5.095%, 01/15/39 (b) (g) Series 3500, Class SA, REMIC	21,469
233,397	5.500%, 08/01/36 Series 3626, Class AZ, REMIC	258,222
1,500,000	4.000%, 12/01/38 Series 3738, Class BP, REMIC	1,587,027
123,325	4.000%, 01/01/41 Series 3795, Class VZ, REMIC	135,660
62,355	4.000%, 06/01/41 Series 3872, Class BA, REMIC	65,513
241,774	4.000%, 07/01/41 Series 3888, Class ZG, REMIC	260,313
433,178	4.500%, 07/01/41 Series 3894, Class ZA, REMIC	474,690
583,454	3.500%, 11/01/41 Series 3957, Class DZ, REMIC	603,293
536,797	4.000%, 11/01/41 Series 3957, Class HZ, REMIC	587,002
4,100,723	2.250%, 03/01/38	4,176,547
4,814,095	3.000%, 01/01/41	4,988,646
6,091,897	5.067%, 07/15/42 (b)	893,475
2,018,285	8.995%, 01/15/41 (b) Series 3792, Class SE, REMIC	2,144,561
2,118,797	4.000%, 03/01/42 Series 4016, Class KZ	2,341,134
3,466,788	3.000%, 06/01/40 Series 4323, Class GA, REMIC	3,571,806

		44,143,539

See accompanying Notes to Financial Statements.

39

Aston Funds

ASTON/DoubleLine Core Plus Fixed Income Fund	April 30, 2016

Schedule of Investments (unaudited) – continued

Par Value		Market Value

	Ginnie Mae – 0.48%
$ 33,460	29.648%, 03/20/34 (b) Series 2004-35, Class SA	$56,374
425,712	7.204%, 08/20/38 (b) (g) Series 2008-69, Class SB	92,488
498,672	4.500%, 05/01/39 Series 2009-32, Class ZE	546,381
571,087	4.500%, 05/01/39 Series 2009-35, Class DZ	623,719
608,354	4.500%, 09/01/39 Series 2009-75, Class GZ	656,897
175,414	5.840%, 03/01/39 (b) (g) Series 2010-98, Class IA	18,755
1,032,049	5.024%, 06/20/41 (b) (g) Series 2011-89, Class SA	143,966
4,262,536	5.818%, 10/20/44 (b) (g) Series 2014-156, Class PS	708,240
4,154,541	5.718%, 07/20/43 (b) (g) Series 2014-5, Class PS	573,916

		3,420,736

	U.S. Treasury Bonds – 4.06%
17,160,000	2.750%, 11/15/42	17,565,868
10,450,000	3.000%, 11/15/44	11,182,524

		28,748,392

	U.S. Treasury Notes – 20.11%
22,760,000	0.500%, 06/30/16	22,768,967
21,050,000	0.875%, 06/15/17	21,108,372
2,550,000	1.000%, 05/15/18	2,560,758
840,000	1.000%, 11/30/19	838,540
22,630,000	2.000%, 11/30/20	23,378,736
17,350,000	2.250%, 03/31/21	18,137,864
1,060,000	1.875%, 11/30/21	1,086,728
8,100,000	1.750%, 03/31/22	8,227,194
13,750,000	2.500%, 05/15/24	14,581,985
710,000	2.375%, 08/15/24	745,708
14,200,000	2.250%, 11/15/24	14,766,608
14,000,000	2.000%, 02/15/25	14,263,046

		142,464,506

	Total U.S. Government and Agency Obligations (Cost $296,852,531)	300,631,757

OTHER MORTGAGE AND ASSET-BACKED SECURITIES – 6.46%

250,000	Adams Mill CLO (Cayman Islands) Series 2014-1A, Class D1 4.128%, 07/15/26 (a) (b)	201,456
250,000	Adams Mill CLO (Cayman Islands) Series 2014-1A, Class E1 5.628%, 07/15/26 (a) (b)	166,730
500,000	ALM XI (Cayman Islands) Series 2014-11A, Class C 4.133%, 10/17/26 (b)	453,328

Par Value		Market Value

$ 1,000,000	ALM XIV (Cayman Islands) Series 2014-14A, Class C 4.071%, 07/28/26 (b)	$956,874
500,000	Apidos CDO V (Cayman Islands) Seires 2007-5A, Class B 1.328%, 04/15/21 (a) (b)	482,500
500,000	Apidos CDO XXI (Cayman Islands) Series 2015-21A, Class C 4.183%, 07/18/27 (a) (b)	460,705
500,000	Apidos CLO XVI (Cayman Islands) Series 2013-16A, Class B 3.433%, 01/19/25 (a) (b)	494,928
250,000	Apidos CLO XVIII (Cayman Islands) Series 2014-18A, Class C 4.285%, 07/22/26 (a) (b)	230,341
250,000	Apidos CLO XVIII (Cayman Islands) Series 2014-18A, Class D 5.835%, 07/22/26 (a) (b)	211,499
500,000	Apidos CLO XX (Cayman Islands) Series 2015-20A, Class B 3.833%, 01/16/27 (a) (b)	495,039
500,000	Apidos CLO XX (Cayman Islands) Series 2015-20A, Class C 4.333%, 01/16/27 (a) (b)	449,085
500,000	ARES XXVI CLO (Cayman Islands) Series 2013-1A, Class D 4.378%, 04/15/25 (a) (b)	453,468
500,000	Atrium V (Cayman Islands) 1.008%, 07/20/20 (a) (b)	484,994
250,000	AVANT Loans Funding Trust Series 2016-B, Class A 4.150%, 08/15/19	250,040
500,000	Babson CLO (Cayman Islands) Series 2012-2A, Class CR 4.218%, 05/15/23 (a) (b)	476,252
250,000	Babson CLO (Cayman Islands) Series 2014-3A, Class E2 7.128%, 01/15/26 (a) (b)	193,154
500,000	Babson CLO (Cayman Islands) Series 2015-2A, Class D 4.434%, 07/20/27 (a) (b)	471,803
250,000	Babson CLO (Cayman Islands) Series 2015-IA, Class D1 4.084%, 04/20/27 (a) (b)	229,078
555,625	Bayview Financial Acquisition Trust Series 2007-A, Class 1A5 6.101%, 05/01/37 (h)	558,985
250,000	Birchwood Park CLO (Cayman Islands) Series 2014-1A, Class C2 3.778%, 07/15/26 (a) (b)	249,827
250,000	Birchwood Park CLO (Cayman Islands) Series 2014-1A, Class D2 4.828%, 07/15/26 (a) (b)	227,323
250,000	BlueMountain CLO (Cayman Islands) Series 2012-1A, Class E 6.134%, 07/20/23 (a) (b)	230,864

See accompanying Notes to Financial Statements.

40

Aston Funds

ASTON/DoubleLine Core Plus Fixed Income Fund	April 30, 2016

Schedule of Investments (unaudited) – continued

Par Value		Market Value

$ 750,000	BlueMountain CLO (Cayman Islands) Series 2012-2A, Class C 3.368%, 11/20/24 (a) (b)	$744,285
500,000	BlueMountain CLO (Cayman Islands) Series 2015-2A, Class C 3.333%, 07/18/27 (a) (b)	483,076
1,000,000	BlueMountain CLO (Cayman Islands) Series 2015-2A, Class D 4.183%, 07/18/27 (a) (b)	921,336
250,000	Brookside Mill CLO (Cayman Islands) Series 2013-1A, Class D 3.683%, 04/17/25 (a) (b)	208,373
250,000	Brookside Mill CLO (Cayman Islands) Series 2013-1A, Class E 5.033%, 04/17/25 (a) (b)	157,792
291,042	Callidus Debt Partners CLO Fund VI (Cayman Islands) Series 6A, Class A1T 0.898%, 10/23/21 (b)	285,398
500,000	Canyon Capital CLO (Cayman Islands) Series 2014-1A, Class B 3.287%, 04/30/25 (a) (b)	475,149
500,000	Carlyle Global Market Strategies (Cayman Islands) Series 2014-7A, Class C 3.633%, 04/17/25 (a) (b)	495,669
1,388,336	Carlyle High Yield Partners X (Cayman Islands) Series 2007-10A, Class A1 0.858%, 04/19/22 (a) (b)	1,348,814
250,000	Catamaran CLO (Cayman Islands) Series 2015-1A, Class C1 3.735%, 04/22/27 (a) (b)	244,357
2,476,965	Credit Suisse Commercial Mortgage Trust Series 2015-PR2, Class A1 4.250%, 07/26/55 (a)	2,418,560
100,000	Credit-Based Asset Servicing and Securitization Series 2007-MX1, Class A4 6.231%, 12/01/36 (a) (h)	96,056
1,000,000	Dryden 33 Senior Loan Fund (Cayman Islands) Series 2014-33A, Class B 2.628%, 07/15/26 (a) (b)	994,639
750,000	Dryden XXIV Senior Loan Fund (Cayman Islands) Series 2012-24RA, Class DR 4.318%, 11/15/23 (a) (b)	705,014
250,000	Eaton Vance CDO VIII (Cayman Islands) Series 2006-8A, Class B 1.268%, 08/15/22 (a) (b)	234,618
250,000	Emerson Park CLO (Cayman Islands) Series 2013-1A, Class C1 3.378%, 07/15/25 (a) (b)	244,255
250,000	Flatiron CLO (Cayman Islands) Series 2014-1A, Class C 3.933%, 07/17/26 (a) (b)	217,482

Par Value		Market Value

$ 500,000	Galaxy XVIII CLO (Cayman Islands) Series 2014-18A, Class D1 4.328%, 10/15/26 (a) (b)	$454,446
250,000	Goldentree Loan Opportunities VI (Cayman Islands) Series 2012-6A, Class D 4.833%, 04/17/22 (a) (b)	248,787
500,000	Goldentree Loan Opportunities X (Cayman Islands) Series 2015-10A, Class D 3.984%, 07/20/27 (a) (b)	462,495
757,000	GSAA Home Equity Trust Series 2006-15, Class AF3B 5.933%, 09/01/36 (b)	135,463
250,000	Halcyon Loan Advisors Funding (Cayman Islands) Series 2013-2A, Class C 3.337%, 08/01/25 (a) (b)	234,086
500,000	ING Investment Management CLO II (Cayman Islands) Series 2006-2X, Class D 2.237%, 08/01/20 (b)	476,235
419,210	KKR Financial CLO (Cayman Islands) Series 2007-1A, Class A 0.968%, 05/15/21 (b)	418,602
250,000	LCM XI (Cayman Islands) Series 11A, Class D 4.583%, 04/19/22 (a) (b)	242,847
500,000	LCM XII (Cayman Islands) Series 12A, Class DR 4.333%, 10/19/22 (a) (b)	478,509
250,000	LCM XIV (Cayman Islands) Series 14A, Class D 4.128%, 07/15/25 (a) (b)	232,881
500,000	LCM XV (Cayman Islands) Series 15A, Class C 3.729%, 08/25/24 (a) (b)	496,100
1,000,000	LCM XVIII (Cayman Islands) Series 19A, Class D 4.078%, 07/15/27 (a) (b)	929,988
750,000	Madison Park Funding (Cayman Islands) Series 2007-6A, Class C 1.636%, 07/26/21 (a) (b)	714,026
1,000,000	Madison Park Funding IV (Cayman Islands) Series 2007-4A, Class A1B 0.924%, 03/22/21 (a) (b)	971,250
350,000	Madison Park Funding IV (Cayman Islands) Series 2007-4A, Class D 2.054%, 03/22/21 (a) (b)	324,354
950,000	Madison Park Funding X Series 2012-10A, Class A1A 2.004%, 01/20/25 (b)	948,333
500,000	Madison Park Funding XIV (Cayman Islands) Series 2014-14A, Class D 4.234%, 07/20/26 (a) (b)	465,780

See accompanying Notes to Financial Statements.

41

Aston Funds

ASTON/DoubleLine Core Plus Fixed Income Fund	April 30, 2016

Schedule of Investments (unaudited) – continued

Par Value		Market Value

$ 500,000	Madison Park Funding XV (Cayman Islands) Series 2014-15A, Class C 4.334%, 01/27/26 (a) (b)	$449,497
1,500,000	Madison Park Funding XVI (Cayman Islands) Series 2015-16A, Class B 3.634%, 04/20/26 (a) (b)	1,488,511
500,000	Magnetite IX (Cayman Islands) Series 2014-9A, Class B 3.638%, 07/25/26 (a) (b)	499,997
500,000	Magnetite XI (Cayman Islands) Series 2014-11A, Class C 4.233%, 01/18/27 (a) (b)	452,727
1,000,000	Nautique Funding (Cayman Islands) Series 2006-1A, Class A3 1.018%, 04/15/20 (a) (b)	970,321
250,000	Nomad CLO (Cayman Islands) Series 2013-1A, Class B 3.578%, 01/15/25 (a) (b)	233,574
250,000	Nomad CLO (Cayman Islands) Series 2013-1A, Class C 4.128%, 01/15/25 (a) (b)	224,503
250,000	Octagon Investment Partners XVI (Cayman Islands) Series 2013-1A, Class D 3.983%, 07/17/25 (a) (b)	222,186
250,000	Octagon Investment Partners XVI (Cayman Islands) Series 2013-1A, Class E 5.133%, 07/17/25 (a) (b)	192,051
1,000,000	Octagon Investment Partners XX (Cayman Islands) Series 2014-1A, Class D 4.268%, 08/12/26 (b)	940,000
250,000	Octagon Investment Partners XXI (Cayman Islands) Series 2014-1A, Class C 4.268%, 11/14/26 (a) (b)	226,534
250,000	Octagon Investment Partners XXII (Cayman Islands) Series 2014-1A, Class C2 4.135%, 11/25/25 (a) (b)	250,518
250,000	Octagon Investment Partners XXII (Cayman Islands) Series 2014-1A, Class D2 5.215%, 11/25/25 (a) (b)	233,551
2,000,000	OneMain Financial Issuance Trust Series 2015-1A, Class A 3.190%, 03/18/26	2,007,284
500,000	Race Point VII CLO (Cayman Islands) Series 2012-7A, Class A 2.040%, 11/08/24 (a) (b)	498,773
18,894	Residential Asset Mortgage Products Series 2006-RS5, Class A3 0.609%, 09/25/36 (b)	18,827
2,000,000	Springleaf Funding Trust Series 2015-AA, Class A 3.160%, 11/15/24	2,003,496

Par Value		Market Value

$ 500,000	Symphony CLO XI (Cayman Islands) Series 2013-11A, Class C 3.783%, 01/17/25 (a) (b)	$498,976
750,000	Symphony CLO XIV (Cayman Islands) Series 2014-14A, Class D2 4.230%, 07/14/26 (a) (b)	697,025
4,680,079	Towd Point Mortgage Trust Series 2015-6, Class A1B 2.750%, 04/01/55 (a) (b)	4,690,228
624,560	Venture VIII CDO (Cayman Islands) Series 2007-8A, Class A1A 0.915%, 07/22/21 (b)	610,345
500,000	Venture XI CLO Series 2012-11A, Class AR 1.918%, 11/14/22 (b)	497,980
750,000	Venture XV CLO (Cayman Islands) Series 2013-15A, Class C 3.728%, 07/15/25 (a) (b)	720,214
250,000	Wind River CLO (Cayman Islands) Series 2013-1A, Class C 4.034%, 04/20/25 (a) (b)	212,847

	Total Other Mortgage and Asset-Backed Securities (Cost $46,894,912)	45,777,293

MUNICIPAL BONDS – 0.17%

	California – 0.09%
500,000	State of California GO 5.000%, 08/01/33	607,660

	New York – 0.08%
500,000	New York State Dormitory Authority RB, Series A 5.000%, 03/15/33	605,005

	Total Municipal Bonds (Cost $1,141,337)	1,212,665

FOREIGN GOVERNMENT BONDS AND NOTES – 0.51%

2,000,000	Colombia Government International Bond Senior Unsecured Notes 4.375%, 07/12/21	2,095,000
500,000	Mexico Government International Bond Senior Unsecured Notes 3.500%, 01/21/21	518,750
974,000	Mexico Government International Bond Senior Unsecured Notes 4.000%, 10/02/23	1,022,700

	Total Foreign Government Bonds and Notes (Cost $3,497,117)	3,636,450

See accompanying Notes to Financial Statements.

42

Aston Funds

ASTON/DoubleLine Core Plus Fixed Income Fund	April 30, 2016

Schedule of Investments (unaudited) – continued

Shares		Market Value

INVESTMENT COMPANIES – 9.42%

58,238,602	BlackRock Liquidity Funds TempFund Portfolio (i)	$58,238,602
863,411	DoubleLine Floating Rate Fund (j)	8,487,325

	Total Investment Companies (Cost $66,967,682)	66,725,927

Total Investments – 101.47% (Cost $719,048,875)*		718,885,560

Net Other Assets and Liabilities – (1.47)%		(10,445,080)

Net Assets – 100.00%		$708,440,480

*	At April 30, 2016, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation and depreciation were as follows:

Gross unrealized appreciation	$12,070,827
Gross unrealized depreciation	(12,234,142)

Net unrealized depreciation	$(163,315)

(a)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are purchased in accordance with guidelines approved by the Board of Trustees and may only be resold, in transactions exempt from registration, to qualified institutional buyers. At April 30, 2016, these securities amounted to $81,455,774, or 11.50% of net assets. These securities have not been determined by the Subadviser to be illiquid securities.
(b)	Variable rate bond. The interest rate shown reflects the rate in effect at April 30, 2016.
(c)	Delayed delivery security. See Note B-4 in the Notes to Financial Statements.
(d)	Security in default.
(e)	Zero Coupon Bond.
(f)	Securities with a total aggregate market value of $5,554,853, or 0.78% of net assets, were valued under securities valuation procedures established by the Funds’ Board of Trustees.
(g)	Interest only security. This type of security represents the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.
(h)	Step Coupon. Security becomes interest bearing at a future date.
(i)	Some of this security has been pledged as collateral for delayed delivery securities.
(j)	Affilited issuer. (See Note G of the Financial Statements)

CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
GO	General Obligation
LP	Limited Partnership
MTN	Medium Term Note
RB	Revenue Bond
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit

Portfolio Composition**
U.S. Government Obligations	24%
U.S. Government Agency Obligations	18%
Cash	7%
Corporate Notes and Bonds
(S&P Ratings)
AAA	6%
AA	4%
A	10%
BBB	16%
BB	7%
B	3%
Lower than B	4%
Not Rated	1%

100%

For financial reporting purposes, credit quality ratings shown are assigned by Standard & Poor’s. This rating agency is an independent, nationally recognized statistical rating organization and is widely used. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower. Credit quality ratings are subject to change.

** Portfolio composition is based on market value of total investments.

See accompanying Notes to Financial Statements.

43

Aston Funds

ASTON/TCH Fixed Income Fund	April 30, 2016

Schedule of Investments (unaudited)

At April 30, 2016, 10.67% of the Total Net Assets of the Fund were comprised of securities of issuers located outside the United States.

Par Value		Market Value

CORPORATE NOTES AND BONDS – 39.98%

	Consumer Discretionary – 2.80%
$ 225,000	Coach Senior Unsecured Notes 4.250%, 04/01/25	$228,278
500,000	Ford Motor Senior Unsecured Notes 1.567%, 11/04/19 (a)	494,253
390,000	L Brands Senior Unsecured Notes 7.600%, 07/15/37	422,175

		1,144,706

	Consumer Staples – 1.95%
65,000	Altria Group 10.200%, 02/06/39	119,087
500,000	Reynolds American 8.125%, 05/01/40	678,682

		797,769

	Energy – 2.37%
250,000	Ecopetrol SA (Colombia) Senior Unsecured Notes 7.375%, 09/18/43	232,656
100,000	Petroleos Mexicanos (Mexico) 4.500%, 01/23/26	95,390
250,000	Pride International 6.875%, 08/15/20	233,438
	Rowan Cos
100,000	7.875%, 08/01/19	101,678
180,000	4.875%, 06/01/22	146,641
250,000	Transocean (Cayman Islands) 8.100%, 12/15/41 (b)	161,875

		971,678

Par Value		Market Value

	Financials – 10.77%
$ 450,000	American Express Credit, MTN Senior Unsecured Notes 0.906%, 06/05/17 (a)	$448,108
450,000	American Financial Group Senior Unsecured Notes 9.875%, 06/15/19	548,429
580,000	Bank of America Senior Unsecured Notes 1.668%, 01/15/19 (a)	580,347
250,000	Berkshire Hathaway Finance 0.931%, 01/12/18 (a)	249,981
140,000	Citigroup Senior Unsecured Notes 1.598%, 07/25/16 (a)	140,223
250,000	Discover Bank Subordinated Notes 7.000%, 04/15/20	283,584
500,000	Ensco (United Kingdom) Senior Unsecured Notes 5.200%, 03/15/25	365,000
375,000	Goldman Sachs Group Senior Unsecured Notes 1.658%, 10/23/19 (a)	373,358
500,000	Goldman Sachs Group MTN Senior Unsecured Notes 1.718%, 11/15/18 (a)	500,910
250,000	Jefferies Group Senior Unsecured Notes 6.500%, 01/20/43	233,964
183,000	JPMorgan Chase Senior Unsecured Notes 3.150%, 07/05/16	183,776
250,000	1.465%, 03/22/19 (a)	250,308
250,000	Nomura Holdings (Japan) MTN Senior Unsecured Notes 2.082%, 09/13/16 (a)	250,781

		4,408,769

	Industrials – 5.43%
650,000	ADT Senior Unsecured Notes 4.875%, 07/15/42	489,125
250,000	FedEx Senior Notes 8.000%, 01/15/19	292,080
500,000	Mexichem SAB de CV (Mexico) 6.750%, 09/19/42 (c)	501,875
200,000	Nissan Motor Acceptance Senior Unsecured Notes 1.330%, 09/26/16 (a) (c)	200,366
500,000	Southern Copper Senior Unsecured Notes 7.500%, 07/27/35	540,161
250,000	Vale (Brazil) Senior Unsecured Notes 5.625%, 09/11/42	198,750

		2,222,357

See accompanying Notes to Financial Statements.

44

Aston Funds

ASTON/TCH Fixed Income Fund	April 30, 2016

Schedule of Investments (unaudited) – continued

Par Value		Market Value

	Information Technology – 4.63%
$ 350,000	eBay Senior Unsecured Notes 4.000%, 07/15/42	$284,295
250,000	Electronic Arts Senior Unsecured Notes 3.700%, 03/01/21	261,639
250,000	EMC Senior Unsecured Notes 3.375%, 06/01/23	208,538
500,000	Hewlett Packard Enterprise Senior Unsecured Notes 4.900%, 10/15/25 (c)	518,661
250,000	Micron Technology Senior Unsecured Notes 5.500%, 02/01/25	200,000
250,000	QUALCOMM Senior Unsecured Notes 4.800%, 05/20/45	253,633
250,000	Seagate HDD (Cayman Islands) 5.750%, 12/01/34	167,824

		1,894,590

	Materials – 5.90%
400,000	ArcelorMittal (Luxembourg) Senior Unsecured Notes 8.000%, 10/15/39 (b)	374,000
500,000	Braskem America Finance 7.125%, 07/22/41 (c)	447,350
250,000	Dow Chemical Senior Unsecured Notes 8.550%, 05/15/19	298,725
500,000	GTL Trade Finance (Virgin Islands) 7.250%, 04/16/44 (c)	426,250
560,000	Teck Resources (Canada) 6.250%, 07/15/41	416,354
500,000	Vale Overseas (Cayman Islands) 6.875%, 11/21/36	451,250

		2,413,929

	Media – 0.33%
150,000	Viacom Senior Unsecured Notes 4.850%, 12/15/34	135,204

	Telecommunication Services – 5.37%
500,000	CenturyLink Senior Unsecured Notes 7.600%, 09/15/39	427,500
500,000	7.650%, 03/15/42	427,500
350,000	Frontier Communications Senior Unsecured Notes 9.000%, 08/15/31	302,313
300,000	Juniper Networks Senior Unsecured Notes 5.950%, 03/15/41	273,769
250,000	Telecom Italia Capital (Luxembourg) 6.375%, 11/15/33	256,250

Par Value		Market Value

	Telecommunication Services (continued)
$ 100,000	Verizon Communications Senior Unsecured Notes 2.164%, 09/15/16 (a)	$100,475
500,000	Windstream 7.500%, 06/01/22	412,500

		2,200,307

	Utilities – 0.43%
150,000	Pacific Gas & Electric Senior Unsecured Notes 8.250%, 10/15/18	174,408

	Total Corporate Notes and Bonds (Cost $16,898,209)	16,363,717

U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 51.79%

	Fannie Mae – 19.14%
57,505	6.000%, 11/01/17 Pool # 662854	58,878
9,105	6.000%, 04/01/18 Pool # 725175	9,263
81,121	5.500%, 11/01/18 Pool # 748886	84,667
24,095	4.500%, 06/01/19 Pool # 747860	24,834
151,133	6.000%, 01/01/21 Pool # 850787	160,980
99,017	6.000%, 09/01/32 Pool # 847899	112,794
49,908	6.000%, 02/01/34 Pool # 771952	57,329
51,428	7.500%, 02/01/35 Pool # 787557	56,472
17,842	7.500%, 04/01/35 Pool # 819231	18,871
67,142	6.000%, 11/01/35 Pool # 844078	76,635
70,388	5.000%, 05/01/36 Pool # 745581	78,162
35,227	6.000%, 12/01/36 Pool # 888029	40,224
48,516	5.500%, 06/01/37 Pool # 918778	54,507
51,672	6.500%, 10/01/37 Pool # 888890	59,593
150,640	5.500%, 03/01/38 Pool # 962344	169,012
182,338	4.000%, 02/01/41 Pool # AE0949	195,478
158,605	4.000%, 02/01/41 Pool # AH5695	170,016
841,890	3.000%, 03/01/43 Pool # AB8615	865,130
444,528	3.500%, 05/01/43 Pool # AB9512	466,723
497,606	3.000%, 07/01/43 Pool # AU1629	511,292

See accompanying Notes to Financial Statements.

45

Aston Funds

ASTON/TCH Fixed Income Fund	April 30, 2016

Schedule of Investments (unaudited) – continued

Par Value		Market Value

	Fannie Mae (continued)
$ 851,690	3.000%, 08/01/43 Pool # AS0331	$875,071
781,965	3.000%, 09/01/44 Pool # AX7336	802,400
1,343,232	3.000%, 02/01/45 Pool # AS4474	1,378,298
480,988	3.000%, 06/01/45 Pool # AY6104	493,545
991,149	3.000%, 03/01/46 Pool # AS6815	1,017,024

		7,837,198

	Freddie Mac – 18.47%
154,241	5.500%, 11/01/20 Gold Pool # G18083	164,956
30,933	5.500%, 12/01/20 Gold Pool # G11820	33,102
39,890	5.500%, 05/01/37 Gold Pool # A60048	44,376
100,062	5.500%, 09/01/37 Gold Pool # G03202	112,164
86,856	5.000%, 02/01/38 Gold Pool # A73409	95,484
245,960	5.000%, 04/01/38 Gold Pool # G04334	274,047
163,198	4.000%, 12/01/39 Gold Pool # G06935	174,834
74,586	4.000%, 05/01/41 Gold Pool # Q00870	79,893
487,671	4.000%, 11/01/41 Gold Pool # Q04550	522,071
799,359	3.000%, 04/01/43 Gold Pool # V80006	822,098
804,405	3.000%, 05/01/43 Gold Pool # G08525	825,425
417,899	3.000%, 09/01/43 Gold Pool # G08544	428,733
653,988	3.500%, 10/01/43 Gold Pool # G08554	685,669
238,932	3.500%, 11/01/43 Gold Pool # G08557	250,506
560,811	3.500%, 01/01/44 Gold Pool # G08562	587,977
434,070	3.500%, 02/01/44 Gold Pool # G08572	455,097
966,348	3.000%, 09/01/45 Gold Pool # G08666	990,951
987,691	3.000%, 01/01/46 Gold Pool # G08686	1,012,838

		7,560,221

	Ginnie Mae – 1.30%
70,473	5.000%, 05/01/37 Pool # 782156	78,313
163,217	5.000%, 08/01/37 Pool # 4015	183,467

Par Value		Market Value

	Ginnie Mae (continued)
$ 137,169	6.000%, 07/01/38 Pool # 4195	$155,572
74,607	5.500%, 08/01/38 Pool # 4215	78,924
31,260	6.000%, 01/01/39 Pool # 698036	35,250

		531,526

	U.S. Treasury Inflation Index Bonds – 3.22%
1,131,810	1.750%, 01/15/28	1,318,257

	U.S. Treasury Notes – 9.66%
1,000,000	2.500%, 06/30/17	1,021,328
1,000,000	2.250%, 11/30/17	1,024,102
350,000	2.000%, 11/30/20	361,580
1,500,000	2.000%, 11/15/21	1,547,843

		3,954,853

	Total U.S. Government and Agency Obligations (Cost $20,363,708)	21,202,055

COMMERCIAL MORTGAGE-BACKED SECURITY – 0.67%

262,221	Bear Stearns Commercial Mortgage Securities Series 2007-T28, Class A4 5.742%, 09/01/42 (a)	274,458

	Total Commercial Mortgage-Backed Security (Cost $186,780)	274,458

FOREIGN GOVERNMENT BOND – 1.14%

500,000	Costa Rica Government International Bond Senior Unsecured Notes 7.158%, 03/12/45 (c)	468,125

	Total Foreign Government Bond (Cost $500,000)	468,125

Shares

INVESTMENT COMPANY – 2.67%

1,093,027	BlackRock Liquidity Funds TempFund Portfolio	1,093,027

	Total Investment Company (Cost $1,093,027)	1,093,027

Total Investments – 96.25% (Cost $39,041,724)*		39,401,382

Net Other Assets and Liabilities – 3.75%		1,533,524

Net Assets – 100.00%		$40,934,906

See accompanying Notes to Financial Statements.

46

Aston Funds

ASTON/TCH Fixed Income Fund	April 30, 2016

Schedule of Investments (unaudited) – continued

*	At April 30, 2016, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation and depreciation were as follows:

Gross unrealized appreciation	$1,437,498
Gross unrealized depreciation	(1,077,840)

Net unrealized appreciation	$359,658

(a)	Variable rate bond. The interest rate shown reflects the rate in effect at April 30, 2016.
(b)	Step Coupon. A bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods until maturity. The coupon rate shown will be the accrual rate until maturity.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are purchased in accordance with guidelines approved by the Funds’ Board of Trustees and may only be resold, in transactions exempt from registration, to qualified institutional buyers. At April 30, 2016, these securities amounted to $2,562,627, or 6.26% of net assets. These securities have not been determined to be illiquid securities.

MTN	Medium Term Note

Portfolio Composition **
U.S. Government and Agency Obligations	54%
Commercial Mortgage-Backed Security	1%
Foreign Government Bond	1%
Investment Company	2%
Corporate Notes and Bonds
(Moody’s Ratings)
Aa	1%
A	7%
Baa	18%
Ba	11%
B	5%

100%

For financial reporting purposes, credit quality ratings shown are assigned by Moody’s Investors Service. If a Moody’s credit quality rating is not available, the credit quality ratings shown are assigned by Standard & Poor’s. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of Baa/ BBB or higher. Below investment grade ratings are credit ratings of Ba/BB or lower. Credit quality ratings are subject to change.

** Portfolio composition is based on market value of total investments.

See accompanying Notes to Financial Statements.

47

Aston Funds

ASTON/Anchor Capital Enhanced Equity Fund	April 30, 2016

Schedule of Investments (unaudited)

Shares		Market Value

COMMON STOCKS – 102.41%

	Consumer Discretionary – 24.64%
45,000	Coach (a)	$1,812,150
420,000	Ford Motor (a)	5,695,200
168,200	General Motors (a)	5,348,760
45,000	Kohl’s (a)	1,993,500
129,000	Macy’s (a)	5,107,110
550,000	Staples (a)	5,610,000

		25,566,720

	Energy – 12.28%
70,000	Baker Hughes (a)	3,385,200
100,000	Halliburton (a)	4,131,000
65,000	Schlumberger (a)	5,222,100

		12,738,300

	Financials – 11.30%
40,000	BB&T (a)	1,415,200
20,000	Hartford Financial Services Group	887,600
450,000	Huntington Bancshares (a)	4,527,000
45,000	MetLife (a)	2,029,500
305,000	Regions Financial (a)	2,860,900

		11,720,200

	Healthcare – 2.66%
50,000	Pfizer (a)	1,635,500
15,000	Quest Diagnostics (a)	1,127,550

		2,763,050

	Industrials – 8.44%
25,000	Caterpillar (a)	1,943,000
50,000	Deere (a)	4,205,500
5,000	Emerson Electric (a)	273,150
50,000	Fastenal (a)	2,339,500

		8,761,150

Shares		Market Value

	Information Technology – 13.18%
150,000	Cisco Systems (a)	$4,123,500
130,000	EMC (a)	3,394,300
120,000	Intel (a)	3,633,600
50,000	QUALCOMM (a)	2,526,000

		13,677,400

	Materials – 3.17%
220,000	Alcoa (a)	2,457,400
10,000	LyondellBasell Industries, Class A (a)	826,700

		3,284,100

	Telecommunication Services – 13.23%
130,000	AT&T (a)	5,046,600
120,000	CenturyLink (a)	3,714,000
97,500	Verizon Communications (a)	4,966,650

		13,727,250

	Utilities – 13.51%
130,000	Exelon (a)	4,561,700
140,000	FirstEnergy	4,562,600
130,000	PPL (a)	4,893,200

		14,017,500

	Total Common Stocks (Cost $104,995,160)	106,255,670

Number of Contracts

PURCHASED PUT OPTIONS – 1.23%

	SPDR S&P 500 ETF TRUST
3,500	Strike @ 185 Exp 06/16	266,000
3,500	Strike @ 186 Exp 06/16	294,000
2,500	Strike @ 187 Exp 06/16	225,000
5,000	Strike @ 188 Exp 06/16	495,000

	Total Purchased Put Options (Cost $1,053,905)	1,280,000

Shares

INVESTMENT COMPANY – 1.93%

2,007,042	BlackRock Liquidity Funds TempFund Portfolio	2,007,042

	Total Investment Company (Cost $2,007,042)	2,007,042

Total Investments – 105.57% (Cost $108,056,107)*		109,542,712

Net Other Assets and Liabilities – (5.57)%		(5,782,079)

Net Assets – 100.00%		$103,760,633

See accompanying Notes to Financial Statements.

48

Aston Funds

ASTON/Anchor Capital Enhanced Equity Fund	April 30, 2016

Schedule of Investments (unaudited) – continued

*	At April 30, 2016, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation and depreciation were as follows:

Gross unrealized appreciation	$8,349,085
Gross unrealized depreciation	(6,862,480)

Net unrealized appreciation	$1,486,605

(a)	These securities are pledged as collateral for call options written.

ETF	Exchange-Traded Fund
S&P	Standard & Poor
SPDR	Standard & Poor’s Depositary Receipt

Transactions in written call options for the period ended April 30, 2016 were as follows:

Contracts	Number of Contracts	Premium
Outstanding, October 31, 2015	51,353	$4,263,438
Call Options Written	78,132	9,609,939
Call Options Closed or Expired	(94,673)	(10,342,707)

Outstanding, April 30, 2016	34,812	$3,530,670

Premiums received and value of written call equity options outstanding as of April 30, 2016.

Number of Contracts	Description	Premium Received	Market Value
	Alcoa
500	Strike @ $9 Exp 7/16	$14,500	$117,500
1,700	Strike @ $9 Exp 10/16	227,030	434,350

	AT&T
1,300	Strike @ $38 Exp 10/16	66,299	217,100

	Baker Hughes
700	Strike @ $45 Exp 10/16	397,563	514,500

	BB&T
350	Strike @ $36 Exp 06/16	16,300	21,350
50	Strike @ $36 Exp 09/16	5,408	6,500

	Caterpillar
250	Strike @ $67.50 Exp 8/16	43,239	292,500

	CentryLink
1,200	Strike @ $32 Exp 7/16	57,585	116,400

	Cisco Systems
1,500	Strike @ $27 Exp 10/16	102,236	271,500

	Coach
350	Strike @ $37 Exp 8/16	27,635	161,700
100	Strike @ $40 Exp 8/16	4,146	26,500

	Deere
500	Strike @ $80 Exp 9/16	158,591	377,500

	EMC
425	Strike @ $28 Exp 07/16	21,080	17,000

	Emerson Electric
50	Strike @ $57.5 Exp 06/16	5,400	2,700

	Exelon
500	Strike @ $35 Exp 01/17	83,978	112,500
800	Strike @ $37 Exp 10/16	67,166	72,000

Number of Contracts	Description	Premium Received	Market Value
	Fastenal
500	Strike @ $45 Exp 8/16	$33,249	$169,000

	Ford Motor
200	Strike @ $15 Exp 08/16	4,592	3,800
3,000	Strike @ $15 Exp 12/16	105,406	129,000

	General Motors
482	Strike @ $35 Exp 09/16	21,690	26,028
500	Strike @ $36 Exp 09/16	17,000	20,500
500	Strike @ $38 Exp 09/16	8,500	8,750

	Halliburton
1,000	Strike @ $39 Exp 01/17	555,947	580,000

	Huntington Bancshares
4,500	Strike @ $11 Exp 10/16	160,375	141,750

	Intel
1,200	Strike @ $32 Exp 10/16	142,748	127,200

	Kohl’s
450	Strike @ $50 Exp 10/16	120,597	47,250

	LyondellBasell Industries
100	Strike @ $80 Exp 09/16	54,795	69,000

	Macy’s
1,000	Strike @ $50 Exp 11/16	153,239	50,000

	MetLife
250	Strike @ $50 Exp 12/16	39,499	39,000

	Pfizer
150	Strike @ $31 Exp 05/16	6,500	26,850
50	Strike @ $32 Exp 06/16	1,750	5,600
300	Strike @ $33 Exp 06/16	14,100	16,800

	PPL
1,300	Strike @ $37 Exp 10/16	166,344	240,500

	QUALCOMM
250	Strike @ $55 Exp 01/17	53,794	55,750
250	Strike @ $57.5 Exp 10/16	47,184	20,250

	Quest Diagnostics
150	Strike @ $70 Exp 8/16	41,767	99,750

	Regions Financial
250	Strike @ $9 Exp 8/16	9,750	19,375
300	Strike @ $10 Exp 8/16	5,400	7,500
500	Strike @ $10 Exp 11/16	13,014	21,500
1,200	Strike @ $11 Exp 5/16	36,685	3,000
800	Strike @ $11 Exp 8/16	25,298	8,400

	Schlumberger
650	Strike @ $80 Exp 11/16	190,485	375,375

	Staples
1,500	Strike @ $14 Exp 6/16	39,687	18,750
2,230	Strike @ $15 Exp 6/16	42,271	11,150

	Verizon Communications
1	Strike @ $47 Exp 7/16	115	423
974	Strike @ $50 Exp 10/16	120,733	236,682

	Total Written Call Options	$3,530,670	$5,340,533

See accompanying Notes to Financial Statements.

49

Aston Funds

ASTON/Lake Partners LASSO Alternatives Fund	April 30, 2016

Schedule of Investments (unaudited)

Shares		Market Value

INVESTMENT COMPANIES – 95.41%

	Long/Short Strategies – 39.14%
592,344	361 Global Long/Short Equity Fund-Y	$6,355,852
359,897	Boston Partners Long/Short Equity Fund	7,140,365
380,478	Convergence Core Plus Fund	6,300,709
101	Diamond Hill Long/Short Fund-I	2,435
102,584	FPA Crescent Fund	3,239,611
616,504	John Hancock Seaport Fund-I	6,467,127
1,220,203	Mainstay U.S. Equity Opportunities Fund-I	10,249,708
859,572	Otter Creek Long/Short Opportunity Fund *	10,564,142

		50,319,949

	Strategic Fixed Income – 15.25%
775,254	Metropolitan West Unconstrained Bond Fund-I	9,132,495
951,526	PIMCO Mortgage Opportunities Fund	10,466,784

		19,599,279

	Managed Futures – 15.23%
296,984	361 Managed Futures Fund-I *	3,195,547
1,093,411	Abbey Capital Futures Strategy Fund-I	13,000,661
314,157	ASG Managed Futures Strategy Fund-Y	3,383,475

		19,579,683

	Arbitrage and Options Strategies – 13.13%
510,272	Calamos Market Neutral Income Fund-I	6,490,664
635,505	Kellner Merger Fund	6,482,155
82,093	Schooner Hedged Alternative Income Fund	3,901,039

		16,873,858

	Global Macro – 11.66%
644,116	John Hancock Funds II - Global Absolute Return Strategies Fund-I	6,479,803

Shares		Market Value

	Global Macro (continued)
807,128	Western Asset Macro Opportunities Fund-IS	$8,507,129

		14,986,932

	Money Market – 1.00%
1,285,573	BlackRock Liquidity Funds Treasury Trust Fund Portfolio	1,285,573

	Total Investment Companies (Cost $125,378,986)	122,645,274

EXCHANGE TRADED FUND – 5.19%

	Long/Short Strategies – 5.19%
132,640	Proshares Large Cap Core Plus	6,675,599

	Total Exchange Traded Fund (Cost $6,716,595)	6,675,599

Total Investments – 100.60% (Cost $132,095,581)**		129,320,873

Net Other Assets and Liabilities – (0.60)%		(767,033)

Net Assets – 100.00%		$128,553,840

*	Non-income producing security.
**	At April 30, 2016, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation and depreciation were as follows:

Gross unrealized appreciation	$913,618
Gross unrealized depreciation	(3,688,326)

Net unrealized depreciation	$(2,774,708)

See accompanying Notes to Financial Statements.

50

Aston Funds

ASTON/River Road Long-Short Fund	April 30, 2016

Schedule of Investments (unaudited)

The chart represents total investments in the Fund. Industrials, Materials and Telecommunication Services are negative 1.08%, 0.65% and 1.51%, respectively, and are represented in the pie chart by reducing Cash and Net Other Assets and Liabilities to be 34%.

Shares		Market Value

COMMON STOCKS – 96.15%

	Consumer Discretionary – 34.18%
2,544	Biglari Holdings *	$951,303
27,291	Comcast, Class A (a)	1,658,201
19,862	Liberty Broadband, Class C *	1,137,100
59,396	Liberty Media Group, Class C (a) *	1,069,128
40,138	Liberty Sirius Group, Class C (a) *	1,285,219
40,080	Liberty Ventures, Class A (a) *	1,603,200
7,714	Madison Square Garden, Class A (a) *	1,210,944
74,979	News, Class A (a)	931,239
48,983	Quebecor, Class B (Canada)	1,310,169
15,078	Ralph Lauren (a)	1,405,420
48,745	SeaWorld Entertainment (a)	971,488
31,733	Tribune Media, Class A (a)	1,223,307

		14,756,718

	Consumer Staples – 7.27%
41,934	Ingles Markets, Class A (a)	1,512,559
21,783	Nestle, SP ADR (Switzerland) (a)	1,624,358

		3,136,917

	Energy – 4.63%
13,553	Baker Hughes (a)	655,423
41,806	PBF Energy, Class A (a)	1,345,317

		2,000,740

	Financials – 24.33%
21,000	Allied World Assurance Co Holdings AG (Switzerland) (a)	747,180
31,259	Associated Capital Group, Class A	952,462
9,255	Berkshire Hathaway, Class B (a) *	1,346,417

Shares		Market Value

	Financials (continued)
156,962	FNFV Group (a) *	$1,690,481
34,757	Oaktree Capital Group (a)	1,679,111
43,728	Wells Fargo (a)	2,185,525
30,372	Weyerhaeuser, REIT (a)	975,549
1,118	White Mountains Insurance Group (Bermuda) (a)	927,940

		10,504,665

	Healthcare – 4.21%
24,621	Express Scripts Holding (a) *	1,815,306

	Industrials – 7.34%
26,395	KLX (a) *	890,039
23,945	Spirit AeroSystems Holdings, Class A (a) *	1,129,007
3,676	Stericycle *	351,279
7,368	UniFirst (a)	798,544

		3,168,869

	Information Technology – 13.52%
1,607	Alphabet, Class C (a) *	1,113,667
6,934	Apple	649,993
47,894	Blackhawk Network Holdings (a) *	1,538,834
32,240	Microsoft (a)	1,607,809
23,637	PayPal Holdings (a) *	926,098

		5,836,401

	Materials – 0.67%
40,004	Alamos Gold (Canada), Class A (a)	288,029

	Total Common Stocks (Cost $40,104,513)	41,507,645

INVESTMENT COMPANY – 46.42%

20,038,461	BlackRock Liquidity Funds TempFund Portfolio	20,038,461

	Total Investment Company (Cost $20,038,461)	20,038,461

Total Investments – 142.57% (Cost $60,142,974) **		61,546,106

SHORT SALES (b) – (33.50)%

Common Stocks – (33.50)%

	Consumer Discretionary – (10.13)%
(16,651)	American Axle & Manufacturing Holdings *	(258,256)
(11,086)	Best Buy	(355,639)
(5,032)	Brunswick	(241,687)
(4,209)	Burlington Stores *	(239,787)
(463)	Chipotle Mexican Grill *	(194,909)
(50,532)	ClubCorp Holdings	(674,602)
(4,989)	Delphi Automotive PLC	(367,340)
(6,133)	Five Below *	(255,746)
(8,138)	Mattress Firm Holding *	(317,545)

See accompanying Notes to Financial Statements.

51

Aston Funds

ASTON/River Road Long-Short Fund	April 30, 2016

Schedule of Investments (unaudited) – continued

Shares		Market Value

	Consumer Discretionary (continued)
(9,887)	Tempur-Pedic International *	$(599,844)
(1,039)	TESLA Motors *	(250,150)
(1,802)	Tractor Supply	(170,577)
(2,579)	Whirlpool	(449,107)

		(4,375,189)

	Consumer Staples – (0.98)%
(24,434)	Dean Foods	(420,998)

	Financials – (9.98)%
(26,508)	Amtrust Financial Services	(658,724)
(16,204)	BofI Holding *	(330,075)
(7,767)	BOK Financial	(467,418)
(2,540)	Camden Property Trust REIT	(205,054)
(21,692)	Deutsche Bank AG (Germany) *	(411,280)
(1,582)	FactSet Research Systems	(238,487)
(18,886)	Hancock Holdings	(490,469)
(31,540)	Janus Capital Group	(460,484)
(10,944)	Mercury General	(578,938)
(4,466)	SVB Financial Group *	(465,714)

		(4,306,643)

	Healthcare – (0.63)%
(4,355)	Mallinckrodt *	(272,275)

	Industrials – (8.42)%
(50,825)	ACCO Brands *	(484,871)
(2,084)	Allegiant Travel	(334,628)
(3,180)	Caterpillar	(247,150)
(6,004)	Deere	(504,996)
(7,649)	Mobile Mini	(246,680)
(15,339)	Pitney Bowes	(321,659)
(45,045)	RR Donnelley & Sons	(783,783)
(13,207)	Tetra Tech	(388,286)
(4,828)	United Rentals *	(323,138)

		(3,635,191)

	Information Technology – (0.53)%
(3,721)	Electronic Arts *	(230,144)

	Materials – (1.32)%
(10,333)	Louisiana-Pacific *	(175,661)
(32,207)	Teck Resources, Class B (Canada)	(394,536)

		(570,197)

	Telecommunication Services – (1.51)%
(6,193)	Cogent Communications Holdings	(239,669)
(73,767)	Frontier Communications	(410,145)

		(649,814)

	Total Common Stocks (Proceeds $13,536,329)	(14,460,451)

Total Short Sales – (33.50)% (Proceeds $13,536,329)		(14,460,451)

Net Other Assets and Liabilities – (9.07)%		(3,914,816)

Net Assets – 100.00%		$43,170,839

*	Non-income producing security.
**	At April 30, 2016, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation and depreciation were as follows:

Gross unrealized appreciation	$2,077,727
Gross unrealized depreciation	(674,595)

Net unrealized appreciation	$1,403,132

(a)	Security position is either entirely or partially held in a segregated account as collateral for securities sold short. As of April 30, 2016 $29,366,479 in securities was segregated or on deposit with prime brokers to cover short sales.
(b)	The Fund is contractually responsible to the lender for any dividends payable and interest accrued on securities while those securities are in short position. These dividends and interest amounts are recorded as an expense of the Fund.

REIT	Real Estate Investment Trust
SP ADR	Sponsored American Depositary Receipt

See accompanying Notes to Financial Statements.

52

Aston Funds

ASTON/Barings International Fund	April 30, 2016

Schedule of Investments (unaudited)

Shares		Market Value

COMMON STOCKS – 97.19%

	Australia – 4.10%
33,726	Amcor (a)	$393,209
5,355	CSL (a)	426,732

		819,941

	Belgium – 0.84%
5,503	Ontex Group (a)	168,801

	China – 0.65%
151,000	Pax Global Technology (a)	130,044

	France – 8.83%
7,658	Accor (a)	339,123
2,409	Air Liquide (a)	273,222
12,214	AXA (a)	308,400
4,552	BNP Paribas (a)	241,070
8,152	SES (a)	222,719
7,517	Total (a)	379,917

		1,764,451

	Germany – 11.16%
2,743	Bayer (a)	317,002
3,400	Daimler (a)	236,902
4,320	Deutsche Boerse (a)	355,488
5,114	Fresenius (a)	372,906
4,280	SAP (a)	335,815
20,960	TUI (a)	304,238
7,113	Wirecard (a)	308,071

		2,230,422

	Hong Kong – 1.42%
47,400	AIA Group (a)	283,670

Shares		Market Value

	Japan – 25.09%
22,900	Astellas Pharma (a)	$308,751
9,900	Bridgestone (a)	364,394
5,300	Daikin Industries (a)	420,709
24,900	Hitachi Metals (a)	252,838
3,700	Hoshizaki Electric (a)	310,516
20,500	Isuzu Motors (a)	219,356
8,900	Japan Tobacco (a)	363,636
14,900	KDDI (a)	429,205
28,000	Mitsubishi Electric (a)	297,568
63,500	Mitsubishi UFJ Financial Group (a)	293,041
11,000	Mitsui Fudosan (a)	268,647
3,500	Pigeon (a)	91,930
20,600	Rakuten (a)	223,950
13,300	Sony (a)	322,148
1,533	Sony, SP ADR	36,945
5,400	Takeda Pharmaceuticals (a)	257,914
9,600	Tokio Marine Holdings (a)	314,136
4,700	Toyota Motor (a)	238,242

		5,013,926

	Netherlands – 9.52%
3,914	Airbus Group (a)	244,695
3,851	ASML Holding (a)	372,223
18,381	Koninklijke Ahold (a)	400,232
9,139	Koninklijke Philips (a)	251,129
7,454	Mobileye *	284,370
13,228	Royal Dutch Shell, Class A (a)	349,457

		1,902,106

	Spain – 1.81%
7,918	Amadeus IT Holding, Class A (a)	361,065

	Sweden – 1.82%
17,319	Assa Abloy, Class B (a)	363,911

	Switzerland – 6.76%
2,825	Actelion (a)	457,876
7,067	Julius Baer Group (a)	302,862
3,373	Novartis (a)	256,693
19,320	UBS Group (a)	334,921

		1,352,352

	Taiwan – 1.63%
13,800	Taiwan Semiconductor Manufacturing, SP ADR	325,542

	United Kingdom – 23.56%
12,914	Admiral Group (a)	350,986
25,531	ARM Holdings (a)	350,436
5,042	AstraZeneca (a)	289,274
5,790	British American Tobacco (a)	353,030
45,039	BT Group (a)	291,947
49,659	GKN (a)	202,655
22,257	Indivior (a)	52,413
5,019	Johnson Matthey (a)	212,128
30,596	Mediclinic International (a)	404,816
19,228	Prudential (a)	379,553

See accompanying Notes to Financial Statements.

53

Aston Funds

ASTON/Barings International Fund	April 30, 2016

Schedule of Investments (unaudited) – continued

Shares		Market Value

	United Kingdom (continued)
3,567	Reckitt Benckiser Group (a)	$347,494
5,285	SABMiller (a)	323,686
4,781	Shire (a)	298,345
6,495	Unilever (a)	290,210
55,562	Worldpay Group * (a)	216,698
14,752	WPP (a)	344,649

		4,708,320

	Total Common Stocks (Cost $18,663,572)	19,424,551

INVESTMENT COMPANY – 2.03%

405,382	BlackRock Liquidity Funds TempFund Portfolio	405,382

	Total Investment Company (Cost $405,382)	405,382

Total Investments – 99.22% (Cost $19,068,954)**		19,829,933

Net Other Assets and Liabilities – 0.78%		155,959

Net Assets – 100.00%		$19,985,892

*	Non-income producing security.
**	At April 30, 2016, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation and depreciation were as follows:

Gross unrealized appreciation	$1,782,259
Gross unrealized depreciation	(1,021,280)

Net unrealized appreciation	$760,979

(a)	Securities with a total aggregate market value of $18,777,694, or 93.95% of net assets, were valued under securities valuation procedures established by the Funds’ Board of Trustees.

SP ADR	Sponsored American Depositary Receipt

See accompanying Notes to Financial Statements.

54

Aston Funds

ASTON/Guardian Capital Global Dividend Fund	April 30, 2016

Schedule of Investments (unaudited)

Shares		Market Value

COMMON STOCKS – 99.52%

	Australia – 3.73%
1,679	Australia & New Zealand Banking Group (a)	$30,776
1,100	Sonic Healthcare (a)	16,142
8,351	Sydney Airport (a)	43,058
10,100	Telstra (a)	41,010
1,200	Westpac Banking (a)	28,168

		159,154

	Belgium – 2.91%
660	Anheuser-Busch InBev, SP ADR	81,959
1,256	Proximus (a)	42,332

		124,291

	Bermuda – 0.69%
642	Validus Holdings	29,590

	Canada – 0.96%
901	Enbridge Income Fund Holding	20,818
327	Royal Bank of Canada	20,307

		41,125

	Finland – 0.94%
1,074	Elisa (a)	40,159

	France – 5.74%
2,600	AXA (a)	65,649
580	Icade, REIT (a)	45,631
1,426	Scor SE (a)	48,578
800	Total (a)	40,433
166	Unibail-Rodamco, REIT (a)	44,496

		244,787

	Germany – 5.07%
742	BASF (a)	61,386
186	Bayer (a)	21,495
2,500	Deutsche Telekom (a)	43,884

Shares		Market Value

	Germany (continued)
260	Muenchener Rueckversicherungs-Gesellschaft (a)	$48,336
809	ProSiebenSat.1 Media (a)	41,328

		216,429

	Ireland – 1.74%
186	Accenture, Class A	21,003
673	Medtronic	53,268

		74,271

	Israel – 2.04%
23,348	Bezeq The Israeli Telecommunication (a)	49,205
695	Teva Pharmaceutical, SP ADR	37,843

		87,048

	Netherlands – 1.65%
315	LyondellBasell Industries, Class A	26,041
1,003	Unilever	44,152

		70,193

	New Zealand – 1.11%
18,226	Spark New Zealand (a)	47,128

	Norway – 2.20%
5,331	Statoil ASA, SP ADR	93,772

	Singapore – 0.86%
252	Broadcom	36,729

	Spain – 2.10%
4,151	Ferrovial (a)	89,559

	Switzerland – 4.90%
1,000	Nestle (a)	74,640
178	Novartis, SP ADR	13,523
657	Swiss Re (a)	58,393
123	Swisscom (a)	62,506

		209,062

	United Kingdom – 13.40%
600	AstraZeneca (a)	34,424
5,491	BAE Systems (a)	38,309
735	British American Tobacco, SP ADR	89,780
5,927	BT Group (a)	38,419
418	GlaxoSmithKline, SP ADR	17,936
1,553	Imperial Brands (a)	84,442
5,976	National Grid (a)	85,269
3,570	Royal Dutch Shell, Class A (a)	93,510
4,047	SSE (a)	89,413

		571,502

	United States – 49.48%
742	AbbVie	45,262
148	Air Products & Chemicals	21,592
1,500	Altria Group	94,065
843	Ameren	40,464
190	Amgen	30,077

See accompanying Notes to Financial Statements.

55

Aston Funds

ASTON/Guardian Capital Global Dividend Fund	April 30, 2016

Schedule of Investments (unaudited) – continued

Shares		Market Value

	United States (continued)
989	Apple	$92,709
2,087	AT&T	81,017
860	Automatic Data Processing	76,058
2,133	Corrections Corp of America, REIT	64,886
806	Dow Chemical	42,404
666	Dr Pepper Snapple Group	60,546
475	Duke Energy	37,420
1,444	GEO Group, REIT	46,251
934	Illinois Tool Works	97,622
405	Ingredion	46,611
550	Intel	16,654
899	Johnson & Johnson	100,760
714	JPMorgan Chase	45,125
200	Kimberly-Clark	25,038
185	Lockheed Martin	42,990
420	McDonald’s	53,126
562	Merck	30,820
794	Microsoft	39,597
857	Paychex	44,667
876	Pfizer	28,654
886	Philip Morris International	86,934
233	Phillips 66	19,132
370	Procter & Gamble	29,644
328	Raytheon	41,443
765	Republic Services	36,009
1,797	Reynolds American	89,131
1,611	Six Flags Entertainment	96,741
1,434	Starbucks	80,634
905	Texas Instruments	51,621
298	Valero Energy	17,543
1,355	Verizon Communications	69,024
753	Walt Disney	77,755
644	Waste Management	37,861
1,458	Wells Fargo	72,871

		2,110,758

	Total Common Stocks (Cost $3,959,219)	4,245,557

INVESTMENT COMPANY – 0.50%

21,253	BlackRock Liquidity Funds TempFund Portfolio	21,253

	Total Investment Company (Cost $21,253)	21,253

Total Investments – 100.02% (Cost $3,980,472)*		4,266,810

Net Other Assets and Liabilities – (0.02)%		(1,035)

Net Assets – 100.00%		$4,265,775

*	At April 30, 2016, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation and depreciation were as follows:
(a)	Securities with a total aggregate market value of $1,548,078, or 36.29% of net assets, were valued under securities valuation procedures established by the Funds’ Board of Trustees.

Gross unrealized appreciation	$491,085
Gross unrealized depreciation	(204,747)

Net unrealized appreciation	$286,338

REIT	Real Estate Investment Trust
SP ADR	Sponsored American Depositary Receipt

See accompanying Notes to Financial Statements.

56

Aston Funds

ASTON/LMCG Emerging Markets Fund	April 30, 2016

Schedule of Investments (unaudited)

The chart represents total investments in the Fund. Net Other Assets and Liabilities is negative 44.88% and cannot be represented in the pie chart format.

Shares		Market Value

COMMON STOCKS – 136.20%

	Bermuda – 0.60%
66,000	GOME Electrical Appliances Holding (a)	$8,465

	Brazil – 12.88%
3,700	Ambev SA	20,656
2,000	BB Seguridade Participacoes SA	17,399
1,000	BRF SA	14,227
2,100	Embraer SA	12,194
1,300	Fibria Celulose SA	11,453
10,500	Gerdau SA, Preference	23,966
3,180	Itau Unibanco Holding	30,420
6,200	JBS SA	16,351
4,200	Kroton Educacional SA	15,656
6,400	Petroleo Brasileiro SA, Preference *	18,999

		181,321

	Cayman Islands – 4.85%
121	Alibaba Group Holding, SP ADR *	9,310
4,000	China Resources Land (a)	9,827
17,000	Evergrande Real Estate, Class H (a)	12,562
58,000	GCL Poly Energy Holdings (a)	8,643
6,000	Shimao Property Holdings (a)	8,281
16,000	Sino Biopharmaceutical (a)	11,338
4,000	Zhen Ding Technology Holding (a)	8,383

		68,344

	China – 19.29%
18,000	Air China, Class H (a)	13,627
27,000	Bank of Communications, Class H (a)	17,017
31,000	China CITIC Bank, Class H (a) *	19,442
33,000	China Construction Bank, Class H (a)	20,959
20,000	China Everbright Bank, Class H (a)	9,069
15,000	China Minsheng Banking, Class H (a)	14,089

Shares		Market Value

	China (continued)
27,000	Chongqing Rural Commerical Bank, Class H (a)	$14,191
12,000	Guangzhou Automobile Group, Class H (a)	13,945
8,800	Guangzhou R&F Properties, Class H (a)	12,272
41,000	Industrial and Commercial Bank of China, Class H (a)	21,951
8,000	Jiangxi Copper, Class H (a)	9,767
25,000	People’s Insurance, Group of China, Class H (a)	10,054
8,000	PICC Property & Casualty, Class H (a)	14,553
5,400	Shanghai Pharmaceuticals Holding, Class H (a)	11,446
3,400	Tencent Holdings (a)	69,184

		271,566

	Egypt – 0.64%
2,410	Commerical International Bank SAE, GDR (a)	9,001

	Hong Kong – 8.10%
4,000	China Everbright (a)	7,896
3,000	China Mobile (a)	34,442
6,000	China Overseas Land & Investment (a)	19,046
4,000	China Resources Power Holdings (a)	6,737
4,200	China Taiping Insurance Holdings (a) *	8,559
12,000	CITIC (a)	17,500
40,000	Geely Automobile Holdings (a)	19,884

		114,064

	Hungary – 1.88%
606	OTP Bank PLC (a)	16,057
524	Richter Gedeon (a)	10,410

		26,467

	India – 6.00%
210	Dr. Reddy’s Laboratories, ADR	9,576
1,665	Infosys, SP ADR	31,302
811	Reliance Industries, GDR (b)	24,006
1,610	Wipro, ADR	19,561

		84,445

	Indonesia – 0.92%
16,600	Bank Rakyat Indonesia Persero Tbk PT (a)	12,973

	Malaysia – 2.33%
9,600	IHH Healthcare	16,096
3,500	Public Bank (a)	16,742

		32,838

	Mexico – 7.00%
29,110	America Movil, Series L	20,608
2,971	Arca Continental	20,494
711	Gruma, Class B	10,364
1,326	Grupo Aeroportuario del Pacifico	12,520
2,919	Grupo Financiero Banorte	16,596
7,296	Wal-Mart de Mexico SAB, Class O	18,031

		98,613

See accompanying Notes to Financial Statements.

57

Aston Funds

ASTON/LMCG Emerging Markets Fund	April 30, 2016

Schedule of Investments (unaudited) – continued

Shares		Market Value

	Poland – 3.00%
670	KGHM Polska Miedz, SA (a)	$13,062
940	Polski Koncern Naftowy Orlen SA (a)	16,953
1,350	Powszechny Zaklad Ubezpieczen SA (a)	12,219

		42,234

	Russia – 5.47%
1,015	Gazprom, SP ADR	5,268
5,685	Gazprom, SP ADR (a)	29,539
326	Lukoil, SP ADR	13,855
53	Lukoil, SP ADR (a)	2,258
569	MMC Norilsk Nickel OJSC, ADR (a)	8,408
563	Tatneft, SP ADR	17,647

		76,975

	South Africa – 6.98%
568	Bidvest Group (a)	14,431
1,223	Discovery (a)	10,946
1,131	Foschini Group (a)	12,150
7,651	Netcare (a)	19,509
2,664	Sappi (a) *	11,554
1,904	Truworths International (a)	14,218
1,330	Vodacom Group (a)	15,464

		98,272

	South Korea – 28.14%
52	CJ CheilJedang (a)	17,273
209	Dongbu Insurance (a)	12,811
85	E-Mart (a)	13,653
473	GS Engineering & Construction (a) *	12,762
379	Hite Jinro (a)	9,285
185	Hyosung (a)	19,793
1,596	Industrial Bank of Korea (a)	16,965
339	Kangwon Land	12,689
175	Kia Motors (a)	7,340
388	Korea Electric Power (a)	21,076
635	LG Display (a)	13,218
455	LG International (a)	15,062
1,136	LG Uplus (a)	11,144
69	Lotte Chemical (a)	17,600
43	Lotte Shopping (a)	10,238
97	POSCO (a)	20,323
78	Samsung Electronics (a)	85,007
481	Shinhan Financial Group (a)	17,636
761	SK Hynix (a)	18,666
158	SK Innovation (a)	21,339
1,436	Woori Bank (a)	13,194
36	Yuhan (a)	9,195

		396,269

	Taiwan – 17.02%
15,000	Advanced Semiconductor Engineering (a)	14,433
7,000	Cheng Uei Precision Industry (a)	8,982
5,000	Chunghwa Telecom (a)	16,881
19,000	Compal Electronics (a)	11,153
15,120	Hon Hai Precision Industry (a)	36,017
18,000	King Yuan Electronics (a)	15,843

Shares		Market Value

	Taiwan (continued)
4,000	Pegatron (a)	$8,427
9,000	Pou Chen (a)	11,314
6,000	Powertech Technology (a)	12,109
15,000	Taiwan Semiconductor Manufacturing (a)	68,916
14,543	Uni-President Enterprises (a)	26,180
16,000	Wistron (a)	9,445

		239,700

	Thailand – 1.52%
950	Siam Cement (a)	13,307
125,300	TMB Bank, NVDR (a)	8,156

		21,463

	Turkey – 8.68%
1,723	Arcelik (a)	11,568
12,522	Eregli Demir ve Celik Fabrikalari TAS (a)	20,888
5,692	Haci Omer Sabanci Holding AS (a)	20,535
3,079	KOC Holding AS (a)	16,088
2,051	Koza Altin Isletmeleri AS (a) *	13,427
5,225	Turk Hava Yollari (a) *	12,876
7,694	Turkiye Vakiflar Bankasi Tao, Class D (a)	13,579
5,136	Vestel Elektronik Sanayi ve Ticaret AS (a) *	13,281

		122,242

	United Kingdom – 0.90%
955	Mediclinic International (a)	12,636

	Total Common Stocks (Cost $2,006,169)	1,917,888

EXCHANGE TRADED FUNDS – 6.31%

	United States – 6.31%
1,897	iShares MSCI Emerging Markets Index Fund	65,238
874	iShares MSCI India	23,650

		88,888

	Total Exchange Traded Funds (Cost $93,526)	88,888

INVESTMENT COMPANY – 2.37%

33,388	BlackRock Liquidity Funds TempFund Portfolio	33,388

	Total Investment Company (Cost $33,388)	33,388

Total Investments – 144.88% (Cost $2,133,083)**		2,040,164

Net Other Assets and Liabilities – (44.88)%		(631,953)

Net Assets – 100.00%		$1,408,211

See accompanying Notes to Financial Statements.

58

Aston Funds

ASTON/LMCG Emerging Markets Fund	April 30, 2016

Schedule of Investments (unaudited) – continued

*	Non-income producing security.
**	At April 30, 2016, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation and depreciation were as follows:

Gross unrealized appreciation	$175,332
Gross unrealized depreciation	(268,251)

Net unrealized depreciation	$(92,919)

(a)	Securities with a total aggregate market value of $1,478,644, or 105.00% of net assets, were valued under securities valuation procedures established by the Funds’ Board of Trustees.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security is purchased in accordance with guidelines approved by the Fund’s Board of Trustees and may only be resold, in transactions exempt from registration, to qualified institutional buyers. At April 30, 2016, this security amounted to $24,006 or 1.70% of net assets. This security has not been determined by the Subadviser to be an illiquid security.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
MSCI	Morgan Stanley Capital International
NVDR	Non-Voting Depositary Receipt
SP ADR	Sponsored American Depositary Receipt

See accompanying Notes to Financial Statements.

59

Aston Funds

ASTON/Pictet International Fund	April 30, 2016

Schedule of Investments (unaudited)

Shares		Market Value

COMMON STOCKS – 96.28%

	Australia – 4.21%
435,318	Ansell (a)	$6,570,379
2,035,331	Computershare (a)	15,580,277
1,433,310	Estia Health (a)	6,269,517
3,600,962	Primary Health Care (a)	9,454,512

		37,874,685

	Austria – 1.12%
349,823	Erste Bank Group (a) *	10,070,131

	Belgium – 3.75%
197,328	Ageas (a)	7,754,390
138,657	Anheuser-Busch InBev (a)	17,201,027
287,024	Ontex Group (a)	8,804,300

		33,759,717

	Bermuda – 1.13%
183,998	Jardine Matheson Holdings (a)	10,147,886

	Cayman Islands – 4.07%
2,003,248	Cheung Kong Property Holding (a)	13,681,164
1,274,748	CK Hutchison Holdings (a)	15,250,604
5,515,200	MGM China Holdings (a)	7,727,160

		36,658,928

	Denmark – 0.65%
306,563	Matas (a)	5,848,549

	Finland – 2.28%
3,473,314	Nokia (a)	20,504,798

Shares		Market Value

	France – 9.40%
4,130,035	Bollore (a)	$16,355,821
732	Bollore - New (a) *	2,850
464,248	Elis (a)	8,524,042
237,053	Orpea (a)	19,556,753
134,896	Rubis (a)	10,538,009
262,482	Vinci (a)	19,604,435
523,865	Vivendi (a)	10,063,662

		84,645,572

	Germany – 1.53%
89,959	Linde AG (a)	13,763,973

	Hong Kong – 1.19%
15,800,355	PCCW (a)	10,694,998

	Italy – 2.18%
713,063	Cerved Information Solutions (a)	5,748,470
1,093,105	Finmeccanica (a) *	13,857,284

		19,605,754

	Japan – 20.37%
162,400	ABC-Mart (a)	10,538,503
508,300	Bandai Namco Holdings	10,821,350
165,300	CyberAgent (a)	7,749,362
64,400	FANUC (a)	9,513,300
560,400	Fujitec (a)	5,541,308
1,248,900	Inpex (a)	9,928,565
423,100	Japan Tobacco (a)	17,286,994
428,100	LIXIL Group (a)	8,963,640
176,700	Miraca Holdings (a)	7,509,244
344,600	NGK Spark Plug(a)	6,872,486
1,399,800	Rakuten(a)	15,217,737
836,700	SKY Perfect JSAT Holdings (a)	4,454,028
430,600	SoftBank Group (a)	23,153,578
712,400	Sompo Japan Nipponkoa Holdings (a)	18,704,797
675,400	Sony (a)	16,359,284
358,200	Sumitomo Mitsui Financial Group	10,778,854

		183,393,030

	Luxembourg – 1.54%
239,643	Millicom International Cellular, SDR (a)	13,875,210

	Netherlands – 7.26%
221,702	ASML Holding (a)	21,428,879
205,595	Konnikluke DSM (a)	12,618,773
1,193,033	Royal Dutch Shell, Class B (a)	31,323,034

		65,370,686

	New Zealand – 0.65%
1,840,972	Trade Me Group (a)	5,854,826

	Papua New Guinea – 0.64%
1,093,849	Oil Search	5,799,309

	Philippines – 0.12%
9,052,382	Metro Pacific Investments (a)	1,119,920

See accompanying Notes to Financial Statements.

60

Aston Funds

ASTON/Pictet International Fund	April 30, 2016

Schedule of Investments (unaudited) – continued

Shares		Market Value

	South Korea – 1.92%
12,696	NAVER (a)	$7,524,250
8,944	Samsung Electronics	9,747,454

		17,271,704

	Spain – 6.76%
2,658,652	Banco Bilbao Vizcaya Argentaria (a)	18,269,830
2,498,007	Distribuidora Internacional de Alimentacion (a)	13,899,888
526,691	Grifols, ADR (a)	8,279,582
852,850	Merlin Properties Socimi, REIT (a)	9,926,932
1,481,081	Obrascon Huarte Lain (a)	10,526,002

		60,902,234

	Sweden – 2.11%
601,900	Alfa Laval (a)	9,496,850
1,071,977	Com Hem Holding	9,514,789

		19,011,639

	Switzerland – 6.04%
136,803	Cie Financiere Richemont (a)	9,122,061
131,006	Gategroup Holding (a)	7,224,795
317,234	Nestle	23,678,247
831,244	UBS Group (a)	14,409,997

		54,435,100

	United Kingdom – 17.36%
176,702	AstraZeneca (a)	10,137,887
7,961,126	BBA Aviation (a)	23,311,620
1,691,496	Enterprise Inns (a) *	2,144,059
1,272,837	GlaxoSmithKline	27,203,751
1,235,215	Inmarsat (a)	16,806,461
254,657	LivaNova (a) *	13,584,647
795,736	Petrofac (a)	9,858,799
893,408	Prudential (a)	17,635,521
21,501	Royal Dutch Shell, Class A(a)	563,182
1,708,658	Saga (a)	5,232,904
1,495,968	Standard Chartered (a)	12,091,364
574,337	Tate & Lyle (a)	4,944,791
2,789,747	William Hill (a)	12,772,389

		156,287,375

	Total Common Stocks (Cost $817,725,462)	866,896,024

INVESTMENT COMPANY – 3.22%

28,935,213	BlackRock Liquidity Funds TempFund Portfolio	28,935,213

	Total Investment Company (Cost $28,935,213)	28,935,213

Total Investments – 99.50% (Cost $846,660,675)**		895,831,237

Net Other Assets and Liabilities – 0.50%		4,535,252

Net Assets – 100.00%		$900,366,489

*	Non-income producing security.
**	At April 30, 2016, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation and depreciation were as follows:

Gross unrealized appreciation	$64,472,269
Gross unrealized depreciation	(15,301,707)

Net unrealized appreciation	$49,170,562

(a)	Securities with a total aggregate market value of $769,352,270, or 85.45% of net assets, were valued under securities valuation procedures established by the Funds’ Board of Trustees.

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
SDR	Sponsored Depositary Receipt

See accompanying Notes to Financial Statements.

61

Aston Funds

ASTON/Value Partners Asia Dividend Fund	April 30, 2016

Schedule of Investments (unaudited)

Shares		Market Value

COMMON STOCKS – 84.72%

	China – 30.30%
337,000	Bank of China, Class H (a)	$136,449
121,000	Belle International Holdings (a)	73,793
443,000	China Construction Bank, Class H (a)	281,361
96,000	China Life Insurance, Class H (a)	221,141
133,000	China Lilang (a)	85,025
95,000	China Machinery Engineering, Class H (a)	64,543
70,000	China Resources Power Holdings (a)	117,897
96,000	China Zhongwang Holdings (a)	47,805
57,863	Chongqing Changan Automobile, Class B (a)	100,056
340,000	CIFI Holdings Group (a)	78,679
12,800	Dalian Wanda Commercial Properties, Class H (a)	83,797
78,000	Goldpac Group (a)	31,389
15,000	Haitian International Holdings (a)	25,592
118,000	Huaneng Power International, Class H (a)	84,165
3,200	Huatai Securities, Class H * (a)	6,750
690,000	Jiangnan Group (a)	116,236
165,500	Longfor Properties (a)	232,183
256,000	PetroChina, Class H (a)	187,297
197,500	Sinopec Engineering Group, Class H (a)	183,187
72,000	Yangtze Optical Fibre and Cable Joint Stock, Class H (a)	88,538
60,000	Zhejiang Expressway, Class H (a)	61,224

		2,307,107

	Hong Kong – 26.14%
40,000	BOC Hong Kong Holdings (a)	119,476
6,500	Cheung Kong Property Holdings (a)	44,392
146,000	China High Speed Transmission Equipment Group * (a)	113,148
84,000	China Overseas Land & Investment (a)	266,638
302,000	China Power International Development (a)	128,899

Shares		Market Value

	Hong Kong (continued)
126,000	China State Construction International Holdings (a)	$196,271
32,000	Chow Sang Sang Holdings International (a)	51,891
11,000	CK Hutchison Holdings (a)	131,600
90,000	Convenience Retail Asia (a)	39,512
1,170,000	CSI Properties (a)	35,538
188,000	EGL Holdings (a)	53,967
191,000	Far East Consortium International (a)	63,640
188,000	Far East Horizon (a)	149,230
159,000	FSE Engineering Holdings (a)	44,780
84,000	Lee & Man Chemical	27,398
312,000	Oi Wah Pawnshop Credit Holdings (a)	18,240
150,000	Pico Far East Holdings	40,996
24,447	Sino Land (a)	38,381
112,000	SITC International Holdings (a)	60,533
196,000	Skyworth Digital Holdings (a)	127,559
22,500	SmarTone Telecommunications Holdings (a)	37,195
6,000	Sun Hung Kai Properties (a)	75,619
166,000	TK Group Holdings (a)	45,027
40,000	Wasion Group Holdings (a)	22,184
242,000	Wonderful Sky Financial Group Holdings (a)	58,437

		1,990,551

	Indonesia – 2.00%
111,200	Bank Mandiri Persero (a)	80,834
232,300	Bank Pan Indonesia * (a)	13,795
293,000	Perusahaan Gas Negara Persero (a)	57,899

		152,528

	Japan – 0.52%
1,100	Japan Airlines (a)	39,594

	Singapore – 9.46%
83,600	AIMS AMP Capital Industrial, REIT	86,717
166,500	Asian Pay Television (a)	74,165
31,500	CapitaLand Commercial Trust, REIT (a)	33,419
33,000	CapitaLand Retail China Trust, REIT (a)	36,161
138,438	Croesus Retail Trust (a)	85,933
11,600	DBS Group Holdings (a)	131,208
83,200	Ezion Holdings (a)	33,837
90,700	Frasers Commercial, REIT (a)	87,235
259,300	IPS Securex Holdings (a)	37,288
40,400	Mapletree Greater China Commercial Trust, REIT (a)	30,886
30,200	Mapletree Logistics Trust, REIT (a)	24,211
80,700	Yangzijiang Shipbuilding Holdings (a)	59,163

		720,223

	South Korea – 9.85%
380	BGF Rretail (a)	61,823
2,523	Dongbu Insurance (a)	154,649
2,594	GS Retail (a)	121,371
2,543	Haitai Confectionery & Foods (a)	33,701

See accompanying Notes to Financial Statements.

62

Aston Funds

ASTON/Value Partners Asia Dividend Fund	April 30, 2016

Schedule of Investments (unaudited) – continued

Shares		Market Value

	South Korea (continued)
3,610	Korea Electric Power (a)	$196,091
546	Maeil Dairy Industry (a)	22,216
392	Nong Woo Bio (a)	8,040
4,647	SK Hynix (a)	113,981
282	SK Innovation (a)	38,086

		749,958

	Taiwan – 2.63%
2,000	Largan Precision (a)	139,608
67,000	Mega Financial Holding (a)	47,482
27,000	Mercuries Life insurance (a)	12,985

		200,075

	Thailand – 2.42%
58,400	AP Thailand (a)	10,013
84,300	Bangchak Petroleum (a)	74,680
10,700	Hana Microelectronics (a)	10,166
101,100	Jasmine Broadband Internet Infrastructure, Class F (a)	27,180
25,000	Namyong Terminal (a)	9,801
29,500	SPCG (a)	17,627
59,700	Supalai (a)	34,992

		184,459

	United Kingdom – 1.40%
16,000	HSBC Holdings (a)	106,505

	Total Common Stocks (Cost $6,501,289)	6,451,000

PREFERRED STOCK – 4.95%

	South Korea – 4.95%
606	AMOREPACIFIC * (a)	120,453
217	CJ CheilJedang (a)	39,892
1,974	LG (a)	81,241
20	Samsung Electronics (a)	18,266
715	Samsung Fire & Marine Insurance (a)	117,417

		377,269

	Total Preferred Stock (Cost $367,935)	377,269

WARRANTS – 3.81%

	China – 3.71%
21,700	Midea Group, Expiring 09/23/23 *	107,158
61,100	Gree Electric Appliance, Expiring 12/02/16 * (a)(b)	181,100

		288,258

Shares		Market Value

	Singapore – 0.02%
16,640	Ezion Holdings, Expiring 04/24/20 *	$1,980

		1,980

	Total Warrants (Cost $285,280)	290,238

Total Investments – 93.48% (Cost $7,154,504)**		7,118,507

Net Other Assets and Liabilities – 6.52%		496,223

Net Assets – 100.00%		$7,614,730

*	Non-income producing security.
**	At April 30, 2016, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation and depreciation were as follows:

Gross unrealized appreciation	$284,909
Gross unrealized depreciation	(320,906)

Net unrealized depreciation	$(35,997)

(a)	Securities with a total aggregate market value of $6,961,416, or 91.42% of net assets, were valued under securities valuation procedures established by the Funds’ Board of Trustees.
(b)	This security has been determined to be an illiquid security. At April 30, 2016, this security amounted to $181,100, or 2.4% of net assets.

REIT	Real Estate Investment Trust

See accompanying Notes to Financial Statements.

63

Aston Funds

ASTON/Harrison Street Real Estate Fund	April 30, 2016

Schedule of Investments (unaudited)

Shares		Market Value

COMMON STOCKS – 2.79%

	Hotels – 2.79%
2,958	Las Vegas Sands	$133,554
2,171	Marriott International, Class A	152,165

		285,719

	Total Common Stocks (Cost $288,348)	285,719

REAL ESTATE INVESTMENT TRUSTS – 96.67%

	Diversified – 16.96%
6,605	American Tower	692,733
11,908	Duke Realty	260,428
1,464	EQUINIX	483,633
15,568	Spirit Realty Capital	177,942
4,786	STORE Capital	122,857

		1,737,593

	Healthcare – 10.42%
6,895	Healthcare Trust of America, Class A	199,197
5,287	Omega Healthcare Investors	178,542
1,736	National Health Investors	118,204
6,888	Physicians Realty Trust	124,879
6,433	Welltower	446,579

		1,067,401

	Hotels – 2.98%
6,395	LaSalle Hotel Properties	152,841
5,502	Pebblebrook Hotel Trust	152,075

		304,916

	Industrial – 5.15%
1,672	EastGroup Properties	99,902
7,763	Prologis	352,518
3,300	Terreno Realty	75,141

		527,561

Shares		Market Value

	Office Properties – 13.51%
1,959	Alexandria Real Estate Equities	$182,089
2,690	Boston Properties	346,634
5,901	CyrusOne	260,411
3,333	Highwoods Properties	155,751
4,757	Hudson Pacific Properties	139,142
2,854	SL Green Realty	299,898

		1,383,925

	Residential – 15.10%
6,749	Apartment Investment & Management, Class A	270,365
2,905	AvalonBay Communities	513,575
2,425	Camden Property Trust	195,770
1,922	Essex Property Trust	423,705
2,506	Post Properties	143,744

		1,547,159

	Retail – 25.34%
9,283	Acadia Realty Trust	312,837
2,876	Agree Realty	111,531
10,555	Cedar Realty Trust	73,041
9,847	General Growth Properties	276,011
3,292	Macerich	250,455
5,326	National Retail Properties	233,066
11,711	Retail Opportunity Investments	230,355
4,448	Simon Property Group	894,804
5,788	Weingarten Realty Investors	213,693

		2,595,793

	Storage – 7.21%
4,392	Extra Space Storage	373,100
5,252	National Storage Affiliates Trust	102,519
2,480	Sovran Self Storage	263,426

		739,045

	Total Real Estate Investment Trusts (Cost $9,296,823)	9,903,393

INVESTMENT COMPANY – 0.60%

60,894	BlackRock Liquidity Funds TempFund Portfolio	60,894

	Total Investment Company (Cost $60,894)	60,894

Total Investments – 100.06% (Cost $9,646,065)*		10,250,006

Net Other Assets and Liabilities – (0.06)%		(5,736)

Net Assets – 100.00%		$10,244,270

*	At April 30, 2016, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation and depreciation were as follows:

Gross unrealized appreciation	$714,604
Gross unrealized depreciation	(110,663)

Net unrealized appreciation	$603,941

See accompanying Notes to Financial Statements.

64

Aston Funds

ASTON/Montag & Caldwell Balanced Fund	April 30, 2016

Schedule of Investments (unaudited)

Shares		Market Value

COMMON STOCKS – 57.47%

	Consumer Discretionary – 9.11%
12,700	Carnival	$622,935
6,100	Dollar General	499,651
9,500	Dollar Tree *	757,245
4,000	NIKE, Class B	235,760
376	Priceline Group *	505,216
6,200	Starbucks	348,626
9,650	TJX	731,663

		3,701,096

	Consumer Staples – 15.36%
7,900	Colgate-Palmolive	560,268
2,424	Costco Wholesale	359,067
6,400	CVS Health	643,200
5,150	Estee Lauder, Class A	493,731
8,300	Kraft Heinz	647,981
25,050	Mondelez International, Class A	1,076,148
2,800	Monster Beverage *	403,816
10,720	PepsiCo	1,103,731
12,000	Walgreens Boots Alliance	951,360

		6,239,302

	Energy – 0.72%
3,800	Occidental Petroleum	291,270

	Financials – 0.98%
8,000	Wells Fargo	399,840

	Healthcare – 10.74%
13,800	Abbott Laboratories	536,820
2,669	Allergan (Ireland) *	577,999
2,850	AmerisourceBergen	242,535
3,352	Amgen	530,622
5,600	Celgene *	579,096
4,900	Gilead Sciences	432,229
9,200	Medtronic (Ireland)	728,180
5,100	Thermo Fisher Scientific	735,675

		4,363,156

Shares		Market Value

	Industrials – 4.68%
7,800	Honeywell International	$891,306
9,600	United Parcel Service, Class B	1,008,672

		1,899,978

	Information Technology – 15.88%
6,750	Accenture, Class A (Ireland)	762,210
1,547	Alphabet, Class A *	1,095,090
3,500	Apple	328,090
9,700	Cognizant Technology Solutions, Class A *	566,189
7,900	Facebook, Class A *	928,882
4,100	MasterCard, Class A	397,659
5,900	Microsoft	294,233
13,800	PayPal Holdings *	540,684
9,700	QUALCOMM	490,044
13,568	Visa, Class A	1,047,992

		6,451,073

	Total Common Stocks (Cost $21,232,584)	23,345,715

Par Value

CORPORATE NOTES AND BONDS – 24.61%

	Consumer Staples – 4.11%
$600,000	Abbott Laboratories Senior Unsecured Notes 2.950%, 03/15/25	589,221
500,000	PepsiCo Senior Unsecured Notes 5.000%, 06/01/18	541,188
500,000	Wal-Mart Stores Senior Unsecured Notes 3.250%, 10/25/20	540,095

		1,670,504

	Energy – 1.49%
600,000	Chevron Senior Unsecured Notes 1.718%, 06/24/18	606,269

	Financials – 8.03%
375,000	Berkshire Hathaway Senior Unsecured Notes 3.125%, 03/15/26	390,778
500,000	General Electric Capital Senior Unsecured Notes, MTN 4.375%, 09/16/20	557,033
525,000	JPMorgan Chase Senior Unsecured Notes 4.350%, 08/15/21	575,044
500,000	State Street Senior Unsecured Notes 2.550%, 08/18/20	515,377
600,000	U.S. Bancorp Subordinated Notes, MTN 2.950%, 07/15/22	618,673

See accompanying Notes to Financial Statements.

65

Aston Funds

ASTON/Montag & Caldwell Balanced Fund	April 30, 2016

Schedule of Investments (unaudited) – continued

Par Value		Market Value

	Financials (continued)
$ 600,000	Wells Fargo & Co Senior Unsecured Notes, MTN 2.150%, 01/30/20	$607,141

		3,264,046

	Healthcare – 4.11%
400,000	Johnson & Johnson Senior Unsecured Notes 5.950%, 08/15/37	557,880
500,000	Merck & Co., Inc. Senior Unsecured Notes 2.350%, 02/10/22	510,043
600,000	Pfizer Senior Unsecured Notes 1.100%, 05/15/17	602,888

		1,670,811

	Industrials – 1.32%
500,000	United Parcel Service Senior Unsecured Notes 3.125%, 01/15/21	534,505

	Information Technology – 5.55%
500,000	Alphabet Senior Unsecured Notes 3.625%, 05/19/21	550,795
525,000	Apple Senior Unsecured Notes 1.000%, 05/03/18	525,061
600,000	Oracle Senior Unsecured Notes 2.500%, 10/15/22	612,688
550,000	QUALCOMM Senior Unsecured Notes 2.250%, 05/20/20	564,250

		2,252,794

	Total Corporate Notes and Bonds (Cost $9,746,095)	9,998,929

U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 13.31%

	Fannie Mae – 0.06%
8,063	7.500%, 02/01/35 Pool # 787557	8,854
2,798	7.500%, 04/01/35 Pool # 819231	2,959
11,945	6.000%, 11/01/35 Pool # 844078	13,634

		25,447

	Freddie Mac – 1.25%
500,000	1.000%, 09/29/17	501,845
5,501	5.500%, 12/01/20 Gold Pool # G11820	5,887

		507,732

Par Value		Market Value

	Ginnie Mae – 0.01%
$ 4,185	5.500%, 02/15/39 Pool # 698060	$4,695

	U.S. Treasury Bonds – 4.30%
475,000	5.375%, 02/15/31	675,892
625,000	3.500%, 02/15/39	738,306
300,000	3.125%, 11/15/41	330,990

		1,745,188

	U.S. Treasury Notes – 7.69%
450,000	4.625%, 02/15/17	464,326
525,000	1.000%, 12/15/17	527,338
550,000	1.375%, 09/30/18	557,036
550,000	1.500%, 01/31/19	559,109
475,000	2.500%, 05/15/24	503,741
500,000	2.125%, 05/15/25	514,102

		3,125,652

	Total U.S. Government and Agency Obligations (Cost $5,234,504)	5,408,714

INVESTMENT COMPANY – 3.67%

1,489,226	BlackRock Liquidity Funds TempFund Portfolio	1,489,226

	Total Investment Company (Cost $1,489,226)	1,489,226

Total Investments – 99.06% (Cost $37,702,409)**		40,242,584

Net Other Assets and Liabilities – 0.94%		382,678

Net Assets – 100.00%		$40,625,262

*	Non-income producing security.
**	At April 30, 2016, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation and depreciation were as follows:

Gross unrealized appreciation	$2,950,497
Gross unrealized depreciation	(410,322)

Net unrealized appreciation	$2,540,175

MTN	Medium Term Note

See accompanying Notes to Financial Statements.

66

Aston Funds

ASTON/Montag & Caldwell Balanced Fund	April 30, 2016

Schedule of Investments (unaudited) – continued

Portfolio Composition ***
Common Stocks	58%
U.S. Government and Agency Obligations	13%
Investment Company	4%
Corporate Notes and Bonds
(Moody’s Ratings)
Aaa	1%
Aa	8%
A	16%

100%

***	Portfolio composition is based on market value of total investments.

See accompanying Notes to Financial Statements.

67

Aston Funds

April 30, 2016

Statements of Assets and Liabilities (unaudited)

	Cornerstone Large Cap Value Fund	Fairpointe Focused Equity Fund

ASSETS:
Investments:
Investments at cost	$87,648,496	$7,003,325
Net unrealized appreciation (depreciation)	(6,730,510)	(284,568)

Total investments at value	80,917,986	6,718,757
Cash	28,160	—
Receivables:
Dividends and interest	38,457	3,326
Dividend reclaims	6,053	341
Fund shares sold	10,649	—
Investments sold	176,219	87,786
Due from Adviser, net (Note G)	—	3,319
Deferred offering costs (Note B-14)	—	—
Other assets	—	—

Total assets	81,177,524	6,813,529

LIABILITIES:
Payables:
Dividend distribution	—	—
Investments purchased	307,362	151,603
Fund shares redeemed	198,835	—
Advisory fees, net (Note G)	35,251	—
Administration fees (Note G)	4,838	1,729
Distribution fees (Note G)	2,081	93
Audit and tax fees	11,621	9,839
Custodian fees	10,820	1,376
Transfer agent fees	33,464	10,822
Trustees fees (Note G)	1,043	48
Offering costs	—	—
Accrued expenses and other payables	14,623	6,735

Total liabilities	619,938	182,245

NET ASSETS	$80,557,586	$6,631,284

NET ASSETS CONSIST OF:
Paid-in capital	$109,952,616	$7,128,110
Accumulated undistributed (distribution in excess of) net investment income (loss)	310,850	22,272
Accumulated undistributed net realized gain (loss) on investments	(22,975,370)	(234,530)
Net unrealized appreciation (depreciation) on investments	(6,730,510)	(284,568)

TOTAL NET ASSETS	$80,557,586	$6,631,284

Class N:
Net Assets	$49,908,672	$2,242,600
Shares of beneficial interest outstanding (unlimited authorization)	3,721,257	245,026
Net asset value, offering and redemption price per share (Net Assets/Shares Outstanding)	$13.41	$9.15

Class I:
Net Assets	$30,648,914	$4,388,684
Shares of beneficial interest outstanding (unlimited authorization)	2,280,451	478,918
Net asset value, offering and redemption price per share (Net Assets/Shares Outstanding)	$13.44	$9.16

Class R:
Net Assets	$—	$—
Shares of beneficial interest outstanding (unlimited authorization)	—	—
Net asset value, offering and redemption price per share (Net Assets/Shares Outstanding)	$—	$—

See accompanying Notes to Financial Statements.

68

Aston Funds

River Road Focused Absolute Value Fund	Herndon Large Cap Value Fund	Montag & Caldwell Growth Fund	River Road Dividend All Cap Value Fund	River Road Dividend All Cap Value Fund II	Fairpointe Mid Cap Fund	Montag & Caldwell Mid Cap Growth Fund

$7,602,847	$80,477,832	$1,443,307,802	$573,497,038	$105,515,779	$3,594,849,034	$9,302,711
371,077	6,026,310	166,596,955	136,217,287	12,941,133	213,088,594	1,293,756

7,973,924	86,504,142	1,609,904,757	709,714,325	118,456,912	3,807,937,628	10,596,467
—	—	—	—	—	—	—

49	157,715	1,220,671	1,114,569	174,392	943,967	1,956
—	—	—	9,544	—	—	—
1,401,270	163,864	1,225,604	1,514,714	45,131	5,258,821	1,000
—	2,364,996	5,602,613	—	—	5,850,349	154,470
9,097	—	—	—	—	—	35
30,700	—	—	—	—	—	—
—	7,035	—	—	—	—	—

9,415,040	89,197,752	1,617,953,645	712,353,152	118,676,435	3,819,990,765	10,753,928

—	—	—	56,662	9,021	—	—
—	—	—	—	—	22,200,535	166,906
—	174,947	4,940,253	1,477,597	15,225	11,736,526	—
—	49,663	948,624	405,728	67,736	2,162,099	—
2,388	5,510	78,319	30,171	6,377	172,588	2,181
9	267	30,395	8,675	124	64,829	187
9,277	10,033	16,859	12,299	12,299	16,863	9,839
4,493	6,170	34,348	16,616	4,153	75,855	1,577
11,484	29,167	524,235	231,385	30,547	1,002,092	11,698
77	1,020	17,150	6,943	1,042	38,923	83
42,999	—	—	—	—	—	—
10,619	4,850	141,221	56,699	15,799	420,016	2,960

81,346	281,627	6,731,404	2,302,775	162,323	37,890,326	195,431

$9,333,694	$88,916,125	$1,611,222,241	$710,050,377	$118,514,112	$3,782,100,439	$10,558,497

$8,801,530	$86,183,833	$1,367,451,474	$542,188,203	$104,922,686	$3,394,099,778	$9,298,953
30,517	507,682	942,554	(323,425)	(34,277)	4,357,319	(69,496)
130,570	(3,801,700)	76,231,258	31,968,312	684,570	170,554,748	35,284
371,077	6,026,310	166,596,955	136,217,287	12,941,133	213,088,594	1,293,756

$9,333,694	$88,916,125	$1,611,222,241	$710,050,377	$118,514,112	$3,782,100,439	$10,558,497

$211,411	$6,361,074	$718,585,340	$210,625,223	$3,006,860	$1,551,238,857	$4,473,068
20,871	510,987	36,917,948	17,454,222	224,355	43,246,049	436,324

$10.13	$12.45	$19.46	$12.07	$13.40	$35.87	$10.25

$9,122,283	$82,555,051	$886,880,596	$499,425,154	$115,507,252	$2,230,861,582	$6,085,429
899,508	6,651,924	45,312,750	41,419,551	8,613,537	60,787,644	590,641
$10.14	$12.41	$19.57	$12.06	$13.41	$36.70	$10.30

$—	$—	$5,756,305	$—	$—	$—	$—
—	—	301,886	—	—	—	—

$—	$—	$19.07	$—	$—	$—	$—

See accompanying Notes to Financial Statements.

69

Aston Funds

April 30, 2016

Statements of Assets and Liabilities (unaudited) – continued

	LMCG Small Cap Growth Fund	River Road Independent Value Fund

ASSETS:
Investments:
Investments at cost	$158,163,078	$378,485,493
Affiliated Investment at cost (Note G)	—	—
Net unrealized appreciation (depreciation)	(7,831,194)	21,600,498

Total investments at value	150,331,884	400,085,991
Total affiliated investment at value (Note G)	—	—
Cash	—	20,093
Receivables:
Dividends and interest	11,251	67,403
Dividend reclaims	—	—
Fund shares sold	37,479	8,437,635
Investments sold	5,263,469	3,189,500

Total assets	155,644,083	411,800,622

LIABILITIES:
Payables:
Dividend distribution	—	—
Investments purchased	3,925,313	54,469
Fund shares redeemed	5,663,946	2,043,166
Advisory fees, net (Note G)	100,824	315,687
Administration fees (Note G)	8,727	16,240
Distribution fees (Note G)	3,605	11,834
Audit and tax fees	9,839	9,839
Custodian fees	8,530	8,131
Transfer agent fees	62,766	120,618
Trustees fees (Note G)	2,014	3,302
Accrued expenses and other payables	31,423	37,198
Call options written, at value (premiums received $3,530,670)	—	—

Total liabilities	9,816,987	2,620,484

NET ASSETS	$145,827,096	$409,180,138

NET ASSETS CONSIST OF:
Paid-in capital	$188,568,182	$413,656,659
Accumulated undistributed (distribution in excess of) net investment income (loss)	(1,871,818)	(5,401,434)
Accumulated undistributed net realized gain (loss) on investments, purchased and written options	(33,038,074)	(20,675,585)
Net unrealized appreciation (depreciation) on investments, purchased and written options	(7,831,194)	21,600,498

TOTAL NET ASSETS	$145,827,096	$409,180,138

Class N:
Net Assets	$85,138,809	$299,593,523
Shares of beneficial interest outstanding (unlimited authorization)	6,971,030	27,891,490
Net asset value, offering and redemption price per share (Net Assets/Shares Outstanding)	$12.21	$10.74

Class I:
Net Assets	$60,688,287	$109,586,615
Shares of beneficial interest outstanding (unlimited authorization)	4,907,990	10,070,269
Net asset value, offering and redemption price per share (Net Assets/Shares Outstanding)	$12.37	$10.88

See accompanying Notes to Financial Statements.

70

Aston Funds

River Road Select Value Fund	River Road Small Cap Value Fund	Silvercrest Small Cap Fund	Small Cap Fund	DoubleLine Core Plus Fixed Income Fund	TCH Fixed Income Fund	Anchor Capital Enhanced Equity Fund

$44,939,120	$224,100,394	$172,642,549	$98,470,893	$710,319,795	$39,041,724	$108,056,107
—	—	—	—	8,729,080	—	—
1,234,045	32,721,632	4,460,633	11,377,574	(163,315)	359,658	1,486,605

46,173,165	256,822,026	177,103,182	109,848,467	710,398,235	39,401,382	109,542,712
—	—	—	—	8,487,325	—	—
—	—	—	—	75,170	1,262,500	—

17,392	122,993	25,973	18,055	4,637,925	326,069	261,062
—	—	—	1,488	—	—	—
19,895	303,517	565,552	23,700	2,327,132	38,222	153,738
314,796	2,697,336	592,843	—	1,543,648	—	1,735,167

46,525,248	259,945,872	178,287,550	109,891,710	727,469,435	41,028,173	111,692,679

—	—	—	—	108,232	3,975	—
677,780	2,423,494	91,733	—	16,113,185	—	1,898,611
13,333	277,960	82,834	252,368	2,305,707	20,626	509,548
26,207	190,204	139,677	79,789	274,048	8,829	62,877
4,369	12,074	8,575	7,640	57,866	9,393	7,806
206	827	781	1,838	13,406	1,357	2,280
11,621	11,621	9,839	11,815	17,804	13,565	10,973
5,977	8,165	3,245	14,678	20,602	3,521	30,703
41,480	101,465	18,157	102,872	80,278	22,985	45,185
1,569	2,351	1,198	74	3,700	426	1,781
8,772	27,230	16,108	35,119	34,127	8,590	21,749
—	—	—	—	—	—	5,340,533

791,314	3,055,391	372,147	506,193	19,028,955	93,267	7,932,046

$45,733,934	$256,890,481	$177,915,403	$109,385,517	$708,440,480	$40,934,906	$103,760,633

$43,010,549	$217,995,890	$176,147,456	$62,145,370	$714,340,210	$43,938,115	$105,929,837
(589,968)	29,193	75,603	(3,322,526)	(1,131,485)	(58,166)	243,174
2,079,308	6,143,766	(2,768,289)	39,185,099	(4,604,930)	(3,304,701)	(2,089,120)
1,234,045	32,721,632	4,460,633	11,377,574	(163,315)	359,658	(323,258)

$45,733,934	$256,890,481	$177,915,403	$109,385,517	$708,440,480	$40,934,906	$103,760,633

$5,086,561	$20,135,056	$18,929,771	$44,043,721	$327,884,606	$33,228,864	$55,040,400
756,411	1,737,055	1,310,267	7,743,871	30,771,922	3,186,838	6,100,681
$6.72	$11.59	$14.45	$5.69	$10.66	$10.43	$9.02

$40,647,373	$236,755,425	$158,985,632	$65,341,796	$380,555,874	$7,706,042	$48,720,233
5,945,814	20,205,919	10,928,665	10,272,862	35,730,993	738,903	5,394,799
$6.84	$11.72	$14.55	$6.36	$10.65	$10.43	$9.03

See accompanying Notes to Financial Statements.

71

Aston Funds

April 30, 2016

Statements of Assets and Liabilities (unaudited) – continued

	Lake Partners LASSO Alternatives Fund	River Road Long-Short Fund

ASSETS:
Investments:
Investments at cost	$132,095,581	$60,142,974
Net unrealized appreciation (depreciation)	(2,774,708)	1,403,132

Total investments at value	129,320,873	61,546,106
Foreign currency (Cost $115,437, $586, $6,512, $48, $6,822,878, $205,325, respectively)	—	115,758
Cash	1,096	—
Segregated Cash (Note B-6)	—	1,000,000
Receivables:
Dividends and interest	48,040	77,275
Dividend reclaims	—	88,057
Fund shares sold	177,317	156,552
Investments sold	127,827	4,700,865
Due from Adviser, net (Note G)	—	—
Due from Subadviser (Note G)	—	—
Deferred offering costs (Note B-13)	—	—
Other assets	—	—

Total assets	129,675,153	67,684,613

LIABILITIES:
Payables:
Due to broker	—	6,665,384
Interest and dividends on securities sold short	—	37,315
Investments purchased	49,017	2,347,815
Fund shares redeemed	883,382	899,130
Advisory fees, net (Note G)	97,849	33,353
Administration fees (Note G)	7,077	4,299
Distribution fees (Note G)	1,469	488
Audit and tax fees	10,973	11,651
Custodian fees	4,313	8,518
Transfer agent fees	49,587	33,786
Trustees fees (Note G)	2,082	365
Offering costs	—	—
Accrued expenses and other payables	15,564	11,219
Securities sold short, at value (proceeds $13,536,329)	—	14,460,451

Total liabilities	1,121,313	24,513,774

NET ASSETS	$128,553,840	$43,170,839

NET ASSETS CONSIST OF:
Paid-in capital	$128,829,597	$47,975,991
Accumulated undistributed (distribution in excess of) net investment income (loss)	(506,790)	(344,875)
Accumulated undistributed net realized gain (loss) on investments, securities sold short, foreign currency transactions and capital gain distributions received	3,005,741	(4,938,515)
Net unrealized appreciation (depreciation) on investments, securities sold short and translation of assets and liabilities in foreign currency	(2,774,708)	478,238

TOTAL NET ASSETS	$128,553,840	$43,170,839

Class N:
Net Assets	$35,864,012	$11,800,123
Shares of beneficial interest outstanding (unlimited authorization)	3,048,688	1,080,525
Net asset value, offering and redemption price per share (Net Assets/Shares Outstanding)	$11.76	$10.92

Class I:
Net Assets	$92,689,828	$31,370,716
Shares of beneficial interest outstanding (unlimited authorization)	7,858,896	2,848,386
Net asset value, offering and redemption price per share (Net Assets/Shares Outstanding)	$11.79	$11.01

See accompanying Notes to Financial Statements.

72

Aston Funds

Barings International Fund	Guardian Capital Global Dividend Fund	LMCG Emerging Markets Fund	Pictet International Fund	Value Partners Asia Dividend Fund	Harrison Street Real Estate Fund	Montag & Caldwell Balanced Fund

$19,068,954	$3,980,472	$2,133,083	$846,660,675	$7,154,504	$9,646,065	$37,702,409
760,979	286,338	(92,919)	49,170,562	(35,997)	603,941	2,540,175

19,829,933	4,266,810	2,040,164	895,831,237	7,118,507	10,250,006	40,242,584
613	6,581	49	6,911,493	205,582	—	—
—	314	—	—	536,331	—	354,594
—	—	—	—	—	—	—

91,231	11,004	340	3,830,331	17,650	6,958	122,899
130,179	7,785	23	305,552	66	1,916	—
—	610	—	1,601,180	—	26,855	23,702
—	10,797	—	7,358,105	47,219	—	—
—	5,349	11,977	—	11,880	154	—
—	—	—	619,174	—	—	—
—	—	—	—	39,156	—	—
—	9,902	7,615	39,683	—	—	—

20,051,956	4,319,152	2,060,168	916,496,755	7,976,391	10,285,889	40,743,779

—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	21,566	—	13,119,508	241,306	—	—
—	—	591,607	1,998,844	—	3,666	47,824
5,011	—	—	730,104	—	—	25,105
13,727	8,072	16,677	42,583	11,780	1,782	4,711
18	43	24	6	31	403	613
11,621	11,621	10,307	11,621	9,595	10,517	13,565
18,066	1,802	23,062	30,242	18,610	2,887	2,341
14,254	10,086	10,177	179,332	9,513	14,631	17,543
146	30	18	5,044	64	82	198
—	—	—	—	64,933	—	—
3,221	157	85	12,982	5,829	7,651	6,617
—	—	—	—	—	—	—

66,064	53,377	651,957	16,130,266	361,661	41,619	118,517

$19,985,892	$4,265,775	$1,408,211	$900,366,489	$7,614,730	$10,244,270	$40,625,262

$19,592,256	$4,253,207	$2,095,339	$837,496,187	$7,500,020	$20,399,382	$37,905,160
145,387	19,970	(6,262)	5,475,161	22,395	64,907	(339,360)
(504,396)	(293,807)	(587,952)	8,038,289	128,431	(10,823,960)	519,287
752,645	286,405	(92,914)	49,356,852	(36,116)	603,941	2,540,175

$19,985,892	$4,265,775	$1,408,211	$900,366,489	$7,614,730	$10,244,270	$40,625,262

$442,476	$1,035,713	$589,592	$141,635	$760,845	$9,727,943	$37,150,974
76,006	103,112	77,898	14,923	75,001	730,001	1,641,193
$5.82	$10.04	$7.57	$9.49	$10.14	$13.33	$22.64

$19,543,416	$3,230,062	$818,619	$900,224,854	$6,853,885	$516,327	$3,474,288
3,355,383	322,129	107,848	94,611,480	675,001	38,980	154,016
$5.82	$10.03	$7.59	$9.51	$10.15	$13.25	$22.56

See accompanying Notes to Financial Statements.

73

Aston Funds

For the Six Months Ended April 30, 2016

Statements of Operations (unaudited)

	Cornerstone Large Cap Value Fund	Fairpointe Focused Equity Fund

INVESTMENT INCOME:
Dividends	$1,239,487	$66,563
Less: foreign taxes withheld	(21,209)	—

Total investment income	1,218,278	66,563

EXPENSES:
Investment advisory fees (Note G)	360,920	24,834
Distribution expenses (Note G)(b)	64,971	2,711
Transfer agent fees	60,500	14,504
Administration fees (Note G)	28,965	8,365
Custodian fees	11,319	1,285
Audit and tax fees	11,109	9,327
Legal fees	2,204	112
Registration expenses	19,891	14,420
Amortization of offering costs (Note B-14)	—	6,131
Reports to shareholder expense	5,647	189
Trustees fees (Note G)	4,814	244
Other expenses	4,092	1,111

Total expenses before waivers/reimbursement	574,432	83,233

Less: Investment advisory fees waived (Note G)	(43,914)	(24,834)
Less: Expenses reimbursed (Note G)	—	(27,750)

Net expenses	530,518	30,649

NET INVESTMENT INCOME (LOSS)	687,760	35,914

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments	(6,597,658)	(96,901)
Net change in unrealized appreciation (depreciation) on investments	2,512,682	35,873

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	(4,084,976)	(61,028)

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(3,397,216)	$(25,114)

(a)	The commencement of investment operations for the River Road Focused Absolute Value Fund was November 3, 2015.
(b)	Distribution expense is incurred at the Class N level for all funds except the Montag & Caldwell Growth Fund. The distribution expenses for Class N and R of the Montag & Caldwell Growth Fund are $933,527 and $14,353, respectively.

See accompanying Notes to Financial Statements.

74

Aston Funds

River Road Focused Absolute Value Fund(a)	Herndon Large Cap Value Fund	Montag & Caldwell Growth Fund	River Road Dividend All Cap Value Fund	River Road Dividend All Cap Value Fund II	Fairpointe Mid Cap Fund	Montag & Caldwell Mid Cap Growth Fund

$49,851	$1,239,424	$11,924,814	$12,078,599	$1,871,061	$32,794,276	$32,465
—	—	—	(55,895)	(8,976)	(86,929)	(103)

49,851	1,239,424	11,924,814	12,022,704	1,862,085	32,707,347	32,362

17,877	381,329	6,105,549	2,517,932	397,691	13,934,148	44,100
180	8,990	947,880	249,676	3,505	2,027,148	5,628
13,560	53,741	816,885	305,354	48,734	1,746,325	14,942
8,577	30,457	415,279	169,429	32,837	916,301	9,694
4,493	5,655	33,004	16,109	4,437	72,905	1,561
9,277	9,477	16,347	11,632	11,632	16,351	9,327
86	2,120	37,055	14,907	2,161	82,256	196
15,329	18,398	47,739	23,372	21,383	55,694	14,919
29,731	—	—	—	—	—	—
97	3,868	116,180	23,467	3,785	291,146	293
191	4,634	81,017	31,911	4,723	179,108	426
1,071	3,965	57,852	22,351	4,006	90,920	1,264

100,469	522,634	8,674,787	3,386,140	534,894	19,412,302	102,350

(17,877)	(25,721)	—	—	—	—	(44,100)
(63,258)	—	—	—	—	—	(740)

19,334	496,913	8,674,787	3,386,140	534,894	19,412,302	57,510

30,517	742,511	3,250,027	8,636,564	1,327,191	13,295,045	(25,148)

130,570	(3,263,425)	79,984,561	26,495,631	181,718	171,212,463	76,876
371,077	(3,634,989)	(117,201,590)	(1,641,108)	4,510,645	(190,697,929)	(79,616)

501,647	(6,898,414)	(37,217,029)	24,854,523	4,692,363	(19,485,466)	(2,740)

$532,164	$(6,155,903)	$(33,967,002)	$33,491,087	$6,019,554	$(6,190,421)	$(27,888)

See accompanying Notes to Financial Statements.

75

Aston Funds

For the Six Months Ended April 30, 2016

Statements of Operations (unaudited) – continued

	LMCG Small Cap Growth Fund	River Road Independent Value Fund

INVESTMENT INCOME:
Dividends	$449,334	$599,902
Dividends from affiliated security	—	—
Less: foreign taxes withheld	—	(17,065)
Interest	—	—

Total investment income	449,334	582,837

EXPENSES:
Investment advisory fees (Note G)	919,567	1,741,899
Distribution expenses (Note G)(a)	148,530	310,241
Transfer agent fees	110,547	182,575
Administration fees (Note G)	49,361	84,424
Custodian fees	8,141	7,670
Audit and tax fees	9,328	9,328
Legal fees	4,125	6,484
Registration expenses	35,803	21,383
Reports to shareholder expense	16,730	30,006
Trustees fees (Note G)	9,018	14,172
Other expenses	6,551	10,505

Total expenses before waivers	1,317,701	2,418,687

Less: Investment advisory fees waived (Note G)	(157,648)	(70,424)

Net expenses	1,160,053	2,348,263

NET INVESTMENT INCOME (LOSS)	(710,719)	(1,765,426)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments	(32,433,820)	1,209,696
Net realized gain (loss) on purchased options	—	—
Net realized gain (loss) on written options	—	—
Net realized gain (loss) on affiliated investments	—	—
Net change in unrealized appreciation (depreciation) on investments	(1,662,031)	30,326,683
Net change in unrealized appreciation on purchased options	—	—
Net change in unrealized appreciation on written options	—	—

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	(34,095,851)	31,536,379

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(34,806,570)	$29,770,953

(a)	Distribution expense is incurred at the Class N level.
(b)	Includes net realized gains of $34,395,511 relating to a redemption in-kind. For tax purposes, no gain or losses will be recognized.

See accompanying Notes to Financial Statements.

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Aston Funds

River Road Select Value Fund	River Road Small Cap Value Fund	Silvercrest Small Cap Fund	Small Cap Fund	DoubleLine Core Plus Fixed Income Fund	TCH Fixed Income Fund	Anchor Capital Enhanced Equity Fund

$295,703	$1,454,961	$1,452,656	$666,051	$98,874	$4,180	$2,612,511
—	—	—	—	146,339	—	—
(559)	(21,845)	—	(3,719)	—	—	—
—	—	—	—	10,824,725	851,920	—

295,144	1,433,116	1,452,656	662,332	11,069,938	856,100	2,612,511

257,808	1,119,318	816,344	912,237	1,624,091	125,326	467,916
5,695	25,605	23,243	100,351	315,683	41,316	88,106
57,086	124,968	45,154	137,436	221,639	34,365	84,343
19,742	63,413	44,043	53,834	179,769	24,524	39,097
7,010	7,813	5,099	13,424	21,961	3,482	31,833
11,109	11,109	9,328	11,259	17,063	13,053	10,462
1,718	4,797	2,937	4,952	9,539	880	3,078
16,409	20,388	18,897	19,891	46,350	16,260	19,891
4,531	8,356	5,836	18,637	28,945	1,511	11,493
3,757	10,485	6,414	11,170	19,520	1,924	6,730
3,345	7,671	5,020	9,969	8,469	1,653	4,181

388,210	1,403,923	982,315	1,293,160	2,493,029	264,294	767,130

(60,254)	—	(20,276)	(7,899)	(139,850)	(65,749)	—

327,956	1,403,923	962,039	1,285,261	2,353,179	198,545	767,130

(32,812)	29,193	490,617	(622,929)	8,716,759	657,555	1,845,381

2,448,852	7,682,032	(2,455,033)	47,314,702(b )	(369,812)	(72,646)	5,160,542
—	—	—	—	—	—	(3,967,674)
—	—	—	—	—	—	(2,878,072)
—	—	—	—	(11,380)	—	—
(2,117,604)	(5,352,382)	992,769	(68,352,360)	6,566,372	373,611	(2,077,299)
—	—	—	—	—	—	561,931
—	—	—	—	—	—	709,798

331,248	2,329,650	(1,462,264)	(21,037,658)	6,185,180	300,965	(2,490,774)

$298,436	$2,358,843	$(971,647)	$(21,660,587)	$14,901,939	$958,520	$(645,393)

See accompanying Notes to Financial Statements.

77

Aston Funds

For the Six Months Ended April 30, 2016

Statements of Operations (unaudited) – continued

	Lake Partners LASSO Alternatives Fund	River Road Long-Short Fund

INVESTMENT INCOME:
Dividends	$1,847,955	$513,169
Less: foreign taxes withheld	—	(12,719)
Interest	—	3,345

Total investment income	1,847,955	503,795

EXPENSES:
Investment advisory fees (Note G)	818,563	310,547
Distribution expenses (Note G)(b)	46,662	21,584
Transfer agent fees	85,647	49,469
Administration fees (Note G)	43,733	19,880
Custodian fees	4,050	7,579
Audit and tax fees	10,461	10,984
Legal fees	3,759	1,408
Registration expenses	34,809	18,897
Interest and dividend expense on securities sold-short	—	428,613
Amortization of offering costs (Note B-14)	—	—
Reports to shareholder expense	9,038	5,323
Trustees fees (Note G)	8,221	3,078
Other expenses	5,259	3,031

Total expenses before waivers/reimbursement/recoupment	1,070,202	880,393

Less: Investment advisory fees waived (Note G)	(82,193)	(54,952)
Less: Expenses reimbursed (Note G)	—	—
Plus: Net expenses recouped (Note G)	—	—

Net expenses	988,009	825,441

NET INVESTMENT INCOME (LOSS)	859,946	(321,646)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments	383,411	(2,062,053)
Net realized loss on securities sold short	—	(170,263)
Net realized gain (loss) on foreign currency transactions	—	3,973
Capital gain distributions received	2,861,756	—
Net change in unrealized appreciation (depreciation) on investments	(7,369,341)	307,523
Net change in unrealized appreciation on securities sold short	—	767,645
Net change in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currency	—	1,199

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	(4,124,174)	(1,151,976)

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(3,264,228)	$(1,473,622)

(a)	The commencement of investment operations for the Value Partners Asia Dividend Fund was December 16, 2015.
(b)	Distribution expense is incurred at the Class N level.

See accompanying Notes to Financial Statements.

78

Aston Funds

Barings International Fund	Guardian Capital Global Dividend Fund	LMCG Emerging Markets Fund	Pictet International Fund	Value Partners Asia Dividend Fund(a)	Harrison Street Real Estate Fund	Montag & Caldwell Balanced Fund

$280,254	$79,599	$17,481	$8,795,325	$59,612	$134,257	$143,006
(20,886)	(4,984)	(2,399)	(737,944)	(5,296)	—	—
—	—	—	—	—	—	138,069

259,368	74,615	15,082	8,057,381	54,316	134,257	281,075

97,655	16,636	9,982	2,002,527	24,450	51,041	130,739
494	1,262	700	1,078	679	12,138	15,538
20,508	12,108	12,225	194,999	9,513	19,279	25,587
22,318	14,516	22,323	113,542	16,310	9,213	16,754
17,338	1,603	20,462	29,337	18,610	2,745	2,262
11,109	11,109	12,751	11,109	9,595	9,850	13,053
357	76	37	5,142	118	303	516
14,919	13,923	15,416	23,130	8,500	14,420	15,415
—	—	—	—	—	—	—
—	—	—	—	28,276	—	—
415	91	51	6,236	138	950	965
781	164	80	7,316	207	419	1,127
1,366	1,073	1,034	4,511	1,578	1,182	1,523

187,260	72,561	95,061	2,398,927	117,974	121,540	223,479

(74,463)	(16,636)	(9,982)	—	(24,450)	(51,041)	(16,191)
—	(32,828)	(73,161)	—	(61,603)	(1,193)	—
—	—	—	160,935	—	—	—

112,797	23,097	11,918	2,559,862	31,921	69,306	207,288

146,571	51,518	3,164	5,497,519	22,395	64,951	73,787

(372,108)	(172,922)	(117,366)	7,128,780	132,897	149,829	526,857
—	—	—	—	—	—	—
(3,773)	(584)	(900)	1,141,808	(4,466)	—	—
—	—	—	—	—	—	—
(594,773)	70,850	59,361	49,026,434	(35,997)	285,563	(382,679)
—	—	—	—	—	—	—
9,716	263	73	186,898	(119)	—	—

(960,938)	(102,393)	(58,832)	57,483,920	92,315	435,392	144,178

$(814,367)	$(50,875)	$(55,668)	$62,981,439	$114,710	$500,343	$217,965

See accompanying Notes to Financial Statements.

79

Aston Funds

Statements of Changes in Net Assets

	Cornerstone Large Cap Value Fund		Fairpointe Focused Equity Fund
	Six Months Ended April 30, 2016	Year Ended	Six Months Ended April 30, 2016	Period Ended
	(unaudited)	October 31, 2015	(unaudited)	October 31, 2015(a)

NET ASSETS at Beginning of Period	$130,044,602	$163,910,660	$6,456,792	$—

Increase (decrease) in net assets from operations:
Net investment income	687,760	1,557,677	35,914	42,552
Net realized gain (loss) on investments	(6,597,658)	1,649,684	(96,901)	(137,629)
Net change in unrealized appreciation (depreciation) on investments	2,512,682	(18,638,883)	35,873	(320,441)

Net increase (decrease) in net assets from operations	(3,397,216)	(15,431,522)	(25,114)	(415,518)

Distributions to shareholders from:
Net investment income:
Class N	(601,599)	(453,376)	(21,065)	—
Class I	(775,199)	(916,253)	(46,607)	—
Class R	—	—	—	—
Net realized gain on investments:
Class N	—	—	—	—
Class I	—	—	—	—
Class R	—	—	—	—

Total distributions	(1,376,798)	(1,369,629)	(67,672)	—

Capital share transactions:
Proceeds from sales of shares:
Class N	2,562,297	25,360,315	118,201	2,662,257(b )
Class I	1,984,057	15,432,813	233,940	4,383,700(b )
Class R	—	—	—	—
Proceeds from reinvestment of distributions:
Class N	599,118	443,961	21,065	—
Class I	772,089	892,106	46,607	—
Class R	—	—	—	—
Cost of shares redeemed:
Class N	(10,379,706)	(21,728,149)	(152,535)	(173,637)
Class I	(40,250,857)	(37,465,953)	—	(10)
Class R	—	—	—	—

Net increase (decrease) from capital share transactions	(44,713,002)	(17,064,907)	267,278	6,872,310

Total increase (decrease) in net assets	(49,487,016)	(33,866,058)	174,492	6,456,792

NET ASSETS at End of Period	$80,557,586	$130,044,602	$6,631,284	$6,456,792

Undistributed net investment income	$310,850	$999,888	$22,272	$54,030

(a)	The commencement of investment operations for the Fairpointe Focused Equity Fund was December 23, 2014.
(b)	Fairpointe Focused Equity Fund had a subscription in-kind in the amount of $2,333,718 on December 24, 2014. The subscription was composed of securities, cash and dividends accrued in the amounts of $2,305,531, $26,148 and $2,039, respectively.
(c)	The commencement of investment operations for the River Road Focused Absolute Value Fund was November 3, 2015.
(d)	River Road Focused Absolute Value Fund had a subscription in-kind in the amount of $3,663,463 on November 3, 2015. The subscription was composed of securities, cash and dividends accrued in the amounts of $3,632,219, $26,056 and $5,188, respectively.

See accompanying Notes to Financial Statements.

80

Aston Funds

River Road Focused Absolute Value Fund		Herndon Large Cap Value Fund		Montag & Caldwell Growth Fund
Period Ended April 30, 2016(c) (unaudited)		Six Months Ended April 30, 2016 (unaudited)	Year Ended October 31, 2015	Six Months Ended April 30, 2016 (unaudited)	Year Ended October 31, 2015

$—		$120,540,055	$153,445,046	$2,185,832,613	$4,136,667,896

30,517		742,511	1,220,697	3,250,027	13,058,911
130,570		(3,263,425)	(5,778)	79,984,561	646,002,403
371,077		(3,634,989)	(9,545,604)	(117,201,590)	(401,880,540)

532,164		(6,155,903)	(8,330,685)	(33,967,002)	257,180,774

—		(64,019)	(45,033)	(2,341,331)	(2,061,261)
—		(1,134,426)	(1,262,041)	(5,950,061)	(15,765,431)
—		—	—	(3,417)	(2,777)

—		(11,330)	(823,682)	(195,686,596)	(212,615,826)
—		(145,582)	(7,930,253)	(256,099,119)	(439,875,741)
—		—	—	(1,528,281)	(1,298,521)

—		(1,355,357)	(10,061,009)	(461,608,805)	(671,619,557)

206,842(d	)	1,044,313	2,861,832	110,732,045	186,556,494
8,821,137(d	)	9,683,283	20,901,274	154,668,492	241,907,926
—		—	—	1,127,779	914,418

—		75,280	868,259	192,258,234	209,112,111
—		1,145,007	8,623,751	199,997,475	365,652,584
—		—	—	1,315,758	1,092,345

(232)		(2,636,083)	(7,618,749)	(205,469,433)	(769,717,997)
(226,217)		(33,424,470)	(40,149,664)	(532,778,108)	(1,768,877,865)
—		—	—	(886,807)	(3,036,516)

8,801,530		(24,112,670)	(14,513,297)	(79,034,565)	(1,536,396,500)

9,333,694		(31,623,930)	(32,904,991)	(574,610,372)	(1,950,835,283)

$9,333,694		$88,916,125	$120,540,055	$1,611,222,241	$2,185,832,613

$30,517		$507,682	$963,616	$942,554	$5,987,336

See accompanying Notes to Financial Statements.

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Aston Funds

Statements of Changes in Net Assets – continued

	River Road Dividend All Cap Value Fund		River Road Dividend All Cap Value Fund II
	Six Months Ended April 30, 2016	Year Ended	Six Months Ended April 30, 2016	Year Ended
	(unaudited)	October 31, 2015	(unaudited)	October 31, 2015

NET ASSETS at Beginning of Period	$849,977,579	$1,138,258,945	$124,343,937	$132,696,953

Increase (decrease) in net assets from operations:
Net investment income (loss)	8,636,564	17,625,101	1,327,191	2,517,501
Net realized gain (loss) on investments	26,495,631	78,461,890	181,718	1,871,086
Net change in unrealized appreciation (depreciation) on investments	(1,641,108)	(92,867,978)	4,510,645	(4,861,779)

Net increase (decrease) in net assets from operations	33,491,087	3,219,013	6,019,554	(473,192)

Distributions to shareholders from:
Net investment income:
Class N	(1,338,061)	(4,291,181)	(22,329)	(90,999)
Class I	(3,955,001)	(14,028,198)	(1,010,640)	(2,543,708)
Net realized gain on investments:
Class N	(19,557,150)	(24,073,946)	(41,705)	(214,191)
Class I	(49,288,884)	(65,111,598)	(1,625,842)	(3,926,742)

Total distributions	(74,139,096)	(107,504,923)	(2,700,516)	(6,775,640)

Capital share transactions:
Proceeds from sales of shares:
Class N	23,557,013	41,437,554	180,615	974,246
Class I	42,308,148	90,897,533	7,344,585	26,220,994
Proceeds from reinvestment of distributions:
Class N	20,648,621	27,956,925	63,713	304,395
Class I	44,028,382	54,080,077	2,386,359	6,012,510
Cost of shares redeemed:
Class N	(37,697,348)	(177,421,338)	(250,380)	(5,131,502)
Class I	(192,124,009)	(220,946,207)	(18,873,755)	(29,484,827)

Net increase (decrease) from capital share transactions	(99,279,193)	(183,995,456)	(9,148,863)	(1,104,184)

Total increase (decrease) in net assets	(139,927,202)	(288,281,366)	(5,829,825)	(8,353,016)

NET ASSETS at End of Period	$710,050,377	$849,977,579	$118,514,112	$124,343,937

Undistributed (distributions in excess of) net investment income (loss)	$(323,425)	$(3,666,927)	$(34,277)	$(328,499)

See accompanying Notes to Financial Statements.

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Aston Funds

Fairpointe Mid Cap Fund		Montag & Caldwell Mid Cap Growth Fund		LMCG Small Cap Growth Fund
Six Months Ended April 30, 2016 (unaudited)	Year Ended October 31, 2015	Six Months Ended April 30, 2016 (unaudited)	Year Ended October 31, 2015	Six Months Ended April 30, 2016 (unaudited)	Year Ended October 31, 2015

$4,700,395,942	$5,963,929,210	$11,053,000	$11,500,265	$231,382,604	$52,181,137

13,295,045	23,029,830	(25,148)	(51,489)	(710,719)	(1,224,794)
171,212,463	314,132,084	76,876	1,246,022	(32,433,820)	605,946
(190,697,929)	(558,847,097)	(79,616)	(713,635)	(1,662,031)	(11,741,432)

(6,190,421)	(221,685,183)	(27,888)	480,898	(34,806,570)	(12,360,280)

(5,351,086)	(2,292,874)	—	—	—	—
(15,653,440)	(4,564,241)	—	—	—	—

(95,369,480)	(388,644,763)	(556,660)	(403,184)	(26,929)	(1,601,490)
(139,128,107)	(533,671,049)	(693,830)	(315,621)	(13,737)	(873,314)

(255,502,113)	(929,172,927)	(1,250,490)	(718,805)	(40,666)	(2,474,804)

139,465,606	416,140,464	79,896	254,809	11,603,319	163,893,120
375,903,832	915,244,322	63,857	2,248,304	28,313,768	78,735,146

96,573,843	374,916,825	553,193	401,617	26,617	1,532,620
133,199,882	421,110,375	693,830	315,621	10,674	772,122

(459,164,661)	(876,287,601)	(457,502)	(3,272,973)	(57,333,976)	(38,253,671)
(942,581,471)	(1,363,799,543)	(149,399)	(156,736)	(33,328,674)	(12,642,786)

(656,602,969)	(112,675,158)	783,875	(209,358)	(50,708,272)	194,036,551

(918,295,503)	(1,263,533,268)	(494,503)	(447,265)	(85,555,508)	179,201,467

$3,782,100,439	$4,700,395,942	$10,558,497	$11,053,000	$145,827,096	$231,382,604

$4,357,319	$12,066,800	$(69,496)	$(44,348)	$(1,871,818)	$(1,161,099)

See accompanying Notes to Financial Statements.

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Statements of Changes in Net Assets – continued

	River Road Independent Value Fund		River Road Select Value Fund
	Six Months Ended April 30, 2016	Year Ended	Six Months Ended April 30, 2016	Year Ended
	(unaudited)	October 31, 2015	(unaudited)	October 31, 2015

NET ASSETS at Beginning of Period	$355,995,582	$667,238,002	$97,111,333	$184,553,976

Increase (decrease) in net assets from operations:
Net investment income (loss)	(1,765,426)	(4,525,785)	(32,812)	(384,137)
Net realized gain (loss) on investments	1,209,696	(10,441,681)	2,448,852	9,998,759
Net change in unrealized appreciation (depreciation) on investments	30,326,683	2,361,945	(2,117,604)	(4,782,442)

Net increase (decrease) in net assets from operations	29,770,953	(12,605,521)	298,436	4,832,180

Distributions to shareholders from:
Net investment income:
Class N	—	—	—	—
Class I	—	—	(153,030)	—
Net realized gain on investments:
Class N	—	(16,133,453)	(697,557)	(1,302,384)
Class I	—	(18,654,429)	(7,272,173)	(23,636,785)

Total distributions	—	(34,787,882)	(8,122,760)	(24,939,169)

Capital share transactions:
Proceeds from sales of shares:
Class N	69,801,684	58,337,595	646,850	563,077
Class I	28,092,585	24,984,792	2,304,464	5,734,516
Proceeds from reinvestment of distributions:
Class N	—	16,067,708	635,124	1,186,303
Class I	—	16,055,433	7,252,502	23,099,814
Cost of shares redeemed:
Class N	(31,228,210)	(96,524,628)	(694,015)	(4,058,556)
Class I	(43,252,456)	(282,769,917)	(53,698,000)	(93,860,808)

Net increase (decrease) from capital share transactions	23,413,603	(263,849,017)	(43,553,075)	(67,335,654)

Total increase (decrease) in net assets	53,184,556	(311,242,420)	(51,377,399)	(87,442,643)

NET ASSETS at End of Period	$409,180,138	$355,995,582	$45,733,934	$97,111,333

Undistributed (distributions in excess of) net investment income (loss)	$(5,401,434)	$(3,636,008)	$(589,968)	$(404,126)

(a)	Small Cap Fund had a redemption in-kind on December 1, 2015, in the amount of $142,509,610. The redemption was comprised of securities and cash in the amount of $134,464,305 and $8,045,305, respectively.

See accompanying Notes to Financial Statements.

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River Road Small Cap Value Fund		Silvercrest Small Cap Fund		Small Cap Fund
Six Months Ended April 30, 2016	Year Ended	Six Months Ended April 30, 2016	Year Ended	Six Months Ended April 30, 2016		Year Ended
(unaudited)	October 31, 2015	(unaudited)	October 31, 2015	(unaudited)		October 31, 2015

$270,438,198	$299,221,337	$164,463,697	$68,888,134	$548,685,895		$835,868,756

29,193	(643,900)	490,617	289,585	(622,929)		(3,068,930)
7,682,032	16,135,358	(2,455,033)	5,949,673	47,314,702		146,503,032
(5,352,382)	(468,319)	992,769	(3,498,719)	(68,352,360)		(162,319,947)

2,358,843	15,023,139	(971,647)	2,740,539	(21,660,587)		(18,885,845)

—	—	(50,273)	(10,817)	—		—
—	—	(577,200)	(144,060)	—		—

(1,286,224)	(6,051,268)	(734,281)	(132,428)	(45,712,393)		(42,602,557)
(13,941,244)	(35,176,931)	(5,513,361)	(1,405,279)	(82,171,807)		(51,414,056)

(15,227,468)	(41,228,199)	(6,875,115)	(1,692,584)	(127,884,200)		(94,016,613)

1,829,659	4,898,671	3,014,425	14,949,946	4,693,834		19,025,334
22,148,323	51,083,192	30,962,348	120,581,732	27,251,130		60,349,910

1,280,134	6,025,655	784,554	143,245	44,184,394		41,973,876
13,501,050	34,115,956	6,090,561	1,549,338	73,187,629		49,177,354

(6,907,202)	(30,860,654)	(2,952,507)	(2,969,906)	(190,811,322)		(133,982,290)
(32,531,056)	(67,840,899)	(16,600,913)	(39,726,747)	(248,261,256	)(a)	(210,824,587)

(679,092)	(2,578,079)	21,298,468	94,527,608	(289,755,591)		(174,280,403)

(13,547,717)	(28,783,139)	13,451,706	95,575,563	(439,300,378)		(287,182,861)

$256,890,481	$270,438,198	$177,915,403	$164,463,697	$109,385,517		$548,685,895

$29,193	$—	$75,603	$212,459	$(3,322,526)		$(2,699,597)

See accompanying Notes to Financial Statements.

85

Aston Funds

Statements of Changes in Net Assets – continued

	DoubleLine Core Plus Fixed Income Fund		TCH Fixed Income Fund
	Six Months Ended April 30, 2016 (unaudited)	Year Ended October 31, 2015	Six Months Ended April 30, 2016 (unaudited)	Year Ended October 31, 2015

NET ASSETS at Beginning of Period	$492,337,589	$207,345,624	$49,831,281	$52,148,980

Increase (decrease) in net assets from operations:
Net investment income (loss)	8,716,759	12,120,905	657,555	1,502,097
Net realized gain (loss) on investments, affiliated investments, purchased and written options, securities sold short, capital gain distributions and foreign currency transactions	(381,192)	725,979	(72,646)	767,386
Net change in unrealized appreciation (depreciation) on investments, purchased and written options, securities sold short and translation of assets and liabilities denominated in foreign currency	6,566,372	(9,455,664)	373,611	(3,098,937)

Net increase (decrease) in net assets from operations	14,901,939	3,391,220	958,520	(829,454)

Distributions to shareholders from:
Net investment income:
Class N	(3,794,839)	(3,720,662)	(518,935)	(1,136,381)
Class I	(5,454,124)	(9,249,014)	(199,544)	(538,130)
Net realized gain on investments:
Class N	—	—	—	—
Class I	—	—	—	—

Total distributions	(9,248,963)	(12,969,676)	(718,479)	(1,674,511)

Capital share transactions:
Proceeds from sales of shares:
Class N	198,777,560	184,596,263	1,684,638	5,212,865
Class I	124,027,861	194,716,457	708,638	7,349,230
Proceeds from reinvestment of distributions:
Class N	3,746,418	3,553,381	497,673	1,082,315
Class I	4,787,066	7,995,114	197,170	528,388
Cost of shares redeemed:
Class N	(66,126,698)	(45,659,902)	(4,177,502)	(6,493,178)
Class I	(54,762,292)	(50,630,892)	(8,047,033)	(7,493,354)
Capital Contribution (Note G):
Class I	—	—	—	—

Net increase (decrease) from capital share transactions	210,449,915	294,570,421	(9,136,416)	186,266

Total increase (decrease) in net assets	216,102,891	284,991,965	(8,896,375)	(2,317,699)

NET ASSETS at End of Period	$708,440,480	$492,337,589	$40,934,906	$49,831,281

Undistributed (distributions in excess of) net investment income (loss)	$(1,131,485)	$(599,281)	$(58,166)	$2,758

See accompanying Notes to Financial Statements.

86

Aston Funds

Anchor Capital Enhanced Equity Fund		Lake Partners LASSO Alternatives Fund		River Road Long-Short Fund
Six Months Ended April 30, 2016 (unaudited)	Year Ended October 31, 2015	Six Months Ended April 30, 2016 (unaudited)	Year Ended October 31, 2015	Six Months Ended April 30, 2016 (unaudited)	Year Ended October 31, 2015

$168,469,585	$210,964,549	$209,739,030	$521,542,660	$77,070,545	$219,410,621

1,845,381	3,895,072	859,946	(312,051)	(321,646)	(1,585,959)
(1,685,204)	1,727,822	3,245,167	16,102,822	(2,228,343)	7,121,809
(805,570)	(8,554,292)	(7,369,341)	(22,840,249)	1,076,367	2,054,254

(645,393)	(2,931,398)	(3,264,228)	(7,049,478)	(1,473,622)	7,590,104

(1,002,526)	(1,707,469)	—	(15,074)	—	—
(968,355)	(2,146,798)	(335,854)	(1,016,136)	—	—

(318,424)	—	(2,460,419)	(1,747,938)	(688,352)	(2,666,296)
(272,247)	—	(8,718,084)	(13,332,770)	(1,158,799)	(2,591,487)

(2,561,552)	(3,854,267)	(11,514,357)	(16,111,918)	(1,847,151)	(5,257,783)

4,372,077	19,879,836	3,658,663	34,958,681	724,314	24,668,308
4,902,250	38,797,603	14,197,540	91,358,414	9,417,186	21,197,504

1,286,566	1,660,101	2,444,199	1,751,278	683,579	2,640,850
1,034,063	1,570,561	4,563,357	10,592,840	1,144,342	1,835,170

(34,108,475)	(35,314,017)	(7,787,528)	(36,889,708)	(16,253,404)	(109,558,808)
(38,988,488)	(62,303,383)	(83,482,836)	(390,414,611)	(26,294,950)	(85,455,421)

—	—	—	872	—	—

(61,502,007)	(35,709,299)	(66,406,605)	(288,642,234)	(30,578,933)	(144,672,397)

(64,708,952)	(42,494,964)	(81,185,190)	(311,803,630)	(33,899,706)	(142,340,076)

$103,760,633	$168,469,585	$128,553,840	$209,739,030	$43,170,839	$77,070,545

$243,174	$368,674	$(506,790)	$(1,030,882)	$(344,875)	$(23,229)

See accompanying Notes to Financial Statements.

87

Aston Funds

Statements of Changes in Net Assets – continued

	Barings International Fund		Guardian Capital Global Dividend Fund
	Six Months Ended April 30, 2016 (unaudited)	Year Ended October 31, 2015	Six Months Ended April 30, 2016 (unaudited)	Year Ended October 31, 2015

NET ASSETS at Beginning of Period	$20,736,746	$21,590,303	$4,345,783	$4,263,024

Increase (decrease) in net assets from operations:
Net investment income	146,571	225,383	51,518	107,411
Net realized gain (loss) on investments and foreign currency transactions	(375,881)	337,634	(173,506)	(82,953)
Net change in unrealized appreciation (depreciation) on investments and translation of assets and liabilities denominated in foreign currency	(585,057)	431,841	71,113	(18,854)

Net increase (decrease) in net assets from operations	(814,367)	994,858	(50,875)	5,604

Distributions to shareholders from:
Net investment income:
Class N	(3,194)	(6,430)	(12,860)	(22,159)
Class I	(218,268)	(466,160)	(44,001)	(80,811)
Net realized gain on investments:
Class N	(5,858)	(41,149)	—	—
Class I	(298,975)	(2,620,405)	—	—

Total distributions	(526,295)	(3,134,144)	(56,861)	(102,970)

Capital share transactions:
Proceeds from sales of shares:
Class N	65,443	79,319	7,543	35,451
Class I	7,560	1,046,591	—	106,476
Proceeds from reinvestment of distributions:
Class N	9,052	47,579	360	339
Class I	517,243	3,086,565	31,311	57,526
Cost of shares redeemed:
Class N	(9,317)	(22,075)	—	(12,441)
Class I	(173)	(2,952,250)	(11,486)	(7,667)
Capital Contribution (Note G):
Class N	—	—	—	107
Class I	—	—	—	334

Net increase (decrease) from capital share transactions	589,808	1,285,729	27,728	180,125

Total increase (decrease) in net assets	(750,854)	(853,557)	(80,008)	82,759

NET ASSETS at End of Period	$19,985,892	$20,736,746	$4,265,775	$4,345,783

Undistributed (distributions in excess of) net investment income (loss)	$145,387	$220,278	$19,970	$25,313

(a)	The commencement of investment operations for the Value Partners Asia Dividend Fund was December 16, 2015.

See accompanying Notes to Financial Statements.

88

Aston Funds

LMCG Emerging Markets Fund		Pictet International Fund		Value Partners Asia Dividend Fund
Six Months Ended April 30, 2016 (unaudited)	Year Ended October 31, 2015	Six Months Ended April 30, 2016 (unaudited)	Year Ended October 31, 2015	Period Ended April 30, 2016(a) (unaudited)

$2,054,394	$3,913,026	$50,859,091	$9,450,969	$—

3,164	40,192	5,497,519	433,841	22,395
(118,266)	(213,890)	8,270,588	299,417	128,431
59,434	(289,270)	49,213,332	944,133	(36,116)

(55,668)	(462,968)	62,981,439	1,677,391	114,710

(6,411)	(3,910)	(2,107)	(3,516)	—
(19,195)	(24,689)	(384,730)	(122,686)	—

—	—	(7,188)	(2,589)	—
—	—	(581,130)	(59,646)	—

(25,606)	(28,599)	(975,155)	(188,437)	—

8,200	18,704	47,785	66,599	750,010
—	—	831,866,374	47,089,385	6,750,010

6,411	3,910	915	305	—
19,195	24,689	70,238	47,892	—

(7,108)	(14,368)	(945,128)	(17,102)	—
(591,607)	(1,400,000)	(44,158,244)	(7,291,209)	—

—	—	96	1,022	—
—	—	619,078	22,276	—

(564,909)	(1,367,065)	787,501,114	39,919,168	7,500,020

(646,183)	(1,858,632)	849,507,398	41,408,122	7,614,730

$1,408,211	$2,054,394	$900,366,489	$50,859,091	$7,614,730

$(6,262)	$16,180	$5,475,161	$364,479	$22,395

See accompanying Notes to Financial Statements.

89

Aston Funds

Statements of Changes in Net Assets – continued

	Harrison Street Real Estate Fund		Montag & Caldwell Balanced Fund
	Six Months Ended April 30, 2016 (unaudited)	Year Ended October 31, 2015	Six Months Ended April 30, 2016 (unaudited)	Year Ended October 31, 2015

NET ASSETS at Beginning of Period	$10,914,654	$13,583,237	$30,124,934	$22,379,687

Increase in net assets from operations:
Net investment income	64,951	171,176	73,787	106,468
Net realized gain on investments	149,829	881,172	526,857	1,390,086
Net change in unrealized appreciation (depreciation) on investments	285,563	(835,550)	(382,679)	(109,152)

Net increase in net assets from operations	500,343	216,798	217,965	1,387,402

Distributions to shareholders from:
Net investment income:
Class N	(115,422)	(153,737)	(89,384)	(156,641)
Class I	(6,835)	(10,621)	(12,899)	(20,244)
Net realized gain on investments:
Class N	—	—	(1,154,068)	(1,709,309)
Class I	—	—	(170,597)	(163,800)

Total distributions	(122,257)	(164,358)	(1,426,948)	(2,049,994)

Capital share transactions:
Proceeds from sales of shares:
Class N	421,708	1,977,600	17,147,413	8,907,085
Class I	29,014	125,440	790,487	2,184,522
Proceeds from reinvestment of distributions:
Class N	107,325	148,501	1,210,274	1,812,107
Class I	4,552	7,332	104,090	88,941
Cost of shares redeemed:
Class N	(1,564,728)	(4,621,226)	(6,793,755)	(3,919,684)
Class I	(46,341)	(358,670)	(749,198)	(665,132)

Net increase (decrease) from capital share transactions	(1,048,470)	(2,721,023)	11,709,311	8,407,839

Total increase (decrease) in net assets	(670,384)	(2,668,583)	10,500,328	7,745,247

NET ASSETS at End of Period	$10,244,270	$10,914,654	$40,625,262	$30,124,934

Undistributed (distributions in excess of) net investment income (loss)	$64,907	$122,213	$(339,360)	$(310,864)

See accompanying Notes to Financial Statements.

90

Aston Funds

ASTON/Cornerstone Large Cap Value Fund – Class N	April 30, 2016

Financial Highlights

	Six Months Ended 04/30/16 (unaudited)		Year Ended 10/31/15	Year Ended 10/31/14	Year Ended 10/31/13	Year Ended 10/31/12		Year Ended 10/31/11
Net Asset Value, Beginning of Period	$13.69		$15.35	$13.74	$11.04	$10.04		$9.20

Income from Investment Operations:
Net investment income	0.08	(a)	0.13 (a)	0.11 (a)	0.09 (a)	0.10	(a)	0.12	(a)
Net realized and unrealized gain (loss) on investments	(0.21)		(1.67)	1.56	2.72	0.94		0.83

Total from investment operations	(0.13)		(1.54)	1.67	2.81	1.04		0.95

Less Distributions:
Distributions from and in excess of net investment income	(0.15)		(0.12)	(0.06)	(0.11)	(0.04)		(0.11)

Total distributions	(0.15)		(0.12)	(0.06)	(0.11)	(0.04)		(0.11)

Net increase (decrease) in net asset value .	(0.28)		(1.66)	1.61	2.70	1.00		0.84

Net Asset Value, End of Period	$13.41		$13.69	$15.35	$13.74	$11.04		$10.04

Total Return (b)	(0.96	)%(c)	(10.17)%	12.17%	25.72%	10.43%		10.44%

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$49,909		$58,598	$60,683	$23,913	$21,105		$24,631
Ratios of expenses to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	1.30	%(d)	1.28%	1.30%	1.48%	1.58%		1.61%
After expense reimbursement and/or fee waiver by Adviser	1.20	%(d)(e)	1.28%	1.30%	1.30%	1.26	%(e)	1.14	%(f)
Ratios of net investment income to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	1.21	%(d)	0.89%	0.73%	0.53%	0.60%		0.80%
After expense reimbursement and/or fee waiver by Adviser	1.30	%(d)	0.89%	0.73%	0.71%	0.92%		1.27%
Portfolio Turnover	12.29	%(c)	57.64%	30.03%	58.24%	58.21%		59.07	%(g)

(a)	The selected per share data was calculated using the weighted average shares outstanding method for the period.
(b)	The total return is calculated using the Net Asset Value used for trading at the close of business at period end.
(c)	Not annualized.
(d)	Annualized.
(e)	Effective January 1, 2016, the Adviser changed the contractual expense limitation from 1.30% to 1.14%.
(f)	Effective March 22, 2011, the Adviser changed the voluntary expense limitation from 1.07% to 1.19%. Subsequently, on February 29, 2012, the Adviser removed the voluntary expense limitation and replaced it with a contractual expense limitation of 1.30%.
(g)	Portfolio turnover rate excludes securities delivered from processing a redemption in-kind.

See accompanying Notes to Financial Statements.

91

Aston Funds

ASTON/Cornerstone Large Cap Value Fund – Class I	April 30, 2016

Financial Highlights

	Six Months Ended 04/30/16 (unaudited)		Year Ended 10/31/15	Year Ended 10/31/14	Year Ended 10/31/13	Year Ended 10/31/12		Year Ended 10/31/11
Net Asset Value, Beginning of Period	$13.74		$15.38	$13.78	$11.07	$10.05		$9.19

Income from Investment Operations:
Net investment income	0.10	(a)	0.17 (a)	0.15 (a)	0.12 (a)	0.11	(a)	0.16	(a)
Net realized and unrealized gain (loss) on investments	(0.22)		(1.67)	1.54	2.73	0.96		0.84

Total from investment operations	(0.12)		(1.50)	1.69	2.85	1.07		1.00

Less Distributions:
Distributions from and in excess of net investment income	(0.18)		(0.14)	(0.09)	(0.14)	(0.05)		(0.14)

Total distributions	(0.18)		(0.14)	(0.09)	(0.14)	(0.05)		(0.14)

Net increase (decrease) in net asset value .	(0.30)		(1.64)	1.60	2.71	1.02		0.86

Net Asset Value, End of Period	$13.44		$13.74	$15.38	$13.78	$11.07		$10.05

Total Return (b)	(0.85	)%(c)	(9.88)%	12.33%	26.08%	10.66%		10.95%

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$30,649		$71,446	$103,228	$38,735	$5,397		$126
Ratios of expenses to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	1.05	%(d)	1.03%	1.05%	1.23%	1.33%		1.36%
After expense reimbursement and/or fee waiver by Adviser	0.97	%(d)(e)	1.03%	1.05%	1.05%	1.01	%(e)	0.89	%(f)
Ratios of net investment income to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	1.46	%(d)	1.14%	0.98%	0.78%	0.85%		1.05%
After expense reimbursement and/or fee waiver by Adviser	1.54	%(d)	1.14%	0.98%	0.96%	1.17%		1.52%
Portfolio Turnover	12.29	%(c)	57.64%	30.03%	58.24%	58.21%		59.07	%(g)

(a)	The selected per share data was calculated using the weighted average shares outstanding method for the period.
(b)	The total return is calculated using the Net Asset Value used for trading at the close of business at period end.
(c)	Not annualized.
(d)	Annualized.
(e)	Effective January 1, 2016, the Adviser changed the contractual expense limitation from 1.05% to 0.89%.
(f)	Effective March 22, 2011, the Adviser changed the voluntary expense limitation from 0.82% to 0.94%. Subsequently, on February 29, 2012, the Adviser removed the voluntary expense limitation and replaced it with a contractual expense limitation of 1.05%.
(g)	Portfolio turnover rate excludes securities delivered from processing a redemption in-kind.

See accompanying Notes to Financial Statements.

92

Aston Funds

ASTON/Fairpointe Focused Equity Fund – Class N	April 30, 2016

Financial Highlights

	Six Months Ended 04/30/16 (unaudited)		Period Ended 10/31/15(a)
Net Asset Value, Beginning of Period	$9.33		$10.00

Income from Investment Operations:
Net investment income	0.04	(b)	0.06	(b)
Net realized and unrealized loss on investments	(0.13)		(0.73)

Total from investment operations	(0.09)		(0.67)

Less Distributions:
Distributions from and in excess of net investment income	(0.09)		—

Total distributions	(0.09)		—

Net decrease in net asset value	(0.18)		(0.67)

Net Asset Value, End of Period	$9.15		$9.33

Total Return (c)	(0.98	)%(d)	(6.70	)%(d)

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$2,243		$2,295
Ratios of expenses to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	2.84	%(e)	3.78	%(e)
After expense reimbursement and/or fee waiver by Adviser	1.15	%(e)	1.15	%(e)
Ratios of net investment income (loss) to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	(0.70	)%(e)	(1.93	)%(e)
After expense reimbursement and/or fee waiver by Adviser	0.99	%(e)	0.70	%(e)
Portfolio Turnover	16.38	%(d)	0.91	%(d)(f)

(a)	The commencement of investment operations for Fairpointe Focused Equity Fund Class N shares was December 23, 2014.
(b)	The selected per share data was calculated using the weighted average shares outstanding method for the period.
(c)	The total return is calculated using the Net Asset Value used for trading at the close of business at period end.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received from processing a subscription in-kind.

See accompanying Notes to Financial Statements.

93

Aston Funds

ASTON/Fairpointe Focused Equity Fund – Class I	April 30, 2016

Financial Highlights

	Six Months Ended 04/30/16 (unaudited)		Period Ended 10/31/15(a)
Net Asset Value, Beginning of Period	$9.35		$10.00

Income from Investment Operations:
Net investment income	0.05	(b)	0.08	(b)
Net realized and unrealized loss on investments	(0.14)		(0.73)

Total from investment operations	(0.09)		(0.65)

Less Distributions:
Distributions from and in excess of net investment income	(0.10)		—

Total distributions	(0.10)		—

Net decrease in net asset value	(0.19)		(0.65)

Net Asset Value, End of Period	$9.16		$9.35

Total Return (c)	(0.87	)%(d)	(6.50	)%(d)

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$4,389		$4,162
Ratios of expenses to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	2.59	%(e)	3.53	%(e)
After expense reimbursement and/or fee waiver by Adviser	0.90	%(e)	0.90	%(e)
Ratios of net investment income (loss) to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	(0.45	)%(e)	(1.68	)%(e)
After expense reimbursement and/or fee waiver by Adviser	1.24	%(e)	0.95	%(e)
Portfolio Turnover	16.38	%(d)	0.91	%(d)(f)

(a)	The commencement of investment operations for Fairpointe Focused Equity Fund Class I shares was December 23, 2014.
(b)	The selected per share data was calculated using the weighted average shares outstanding method for the period.
(c)	The total return is calculated using the Net Asset Value used for trading at the close of business at period end.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received from processing a subscription in-kind.

See accompanying Notes to Financial Statements.

94

Aston Funds

ASTON/River Road Focused Absolute Value Fund – Class N	April 30, 2016

Financial Highlights

	Period Ended 04/30/16(a) (unaudited)
Net Asset Value, Beginning of Period	$10.00

Income from Investment Operations:
Net investment income	0.04	(b)
Net realized and unrealized gain on investments	0.09

Total from investment operations	0.13

Net increase in net asset value	0.13

Net Asset Value, End of Period	$10.13

Total Return (c)	1.30	%(d)

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$211
Ratios of expenses to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	4.18	%(e)
After expense reimbursement and/or fee waiver by Adviser	1.00	%(e)
Ratios of net investment income (loss) to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	(2.23	)%(e)
After expense reimbursement and/or fee waiver by Adviser	0.95	%(e)
Portfolio Turnover	75.51	%(d)(f)

(a)	The commencement of investment operations for River Road Focused Absolute Value Fund Class N shares was November 3, 2015.
(b)	The selected per share data was calculated using the weighted average shares outstanding method for the period.
(c)	The total return is calculated using the Net Asset Value used for trading at the close of business at period end.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities delivered from processing a subscription in-kind.

See accompanying Notes to Financial Statements.

95

Aston Funds

ASTON/River Road Focused Absolute Value Fund – Class I	April 30, 2016

Financial Highlights

	Period Ended 04/30/16(a) (unaudited)
Net Asset Value, Beginning of Period	$10.00

Income from Investment Operations:
Net investment income	0.06	(b)
Net realized and unrealized gain on investments	0.08

Total from investment operations	0.14

Net increase in net asset value	0.14

Net Asset Value, End of Period	$10.14

Total Return (c)	1.40	%(d)

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$9,122
Ratios of expenses to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	3.93	%(e)
After expense reimbursement and/or fee waiver by Adviser	0.75	%(e)
Ratios of net investment income (loss) to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	(1.98	)%(e)
After expense reimbursement and/or fee waiver by Adviser	1.20	%(e)
Portfolio Turnover	75.51	%(d)(f)

(a)	The commencement of investment operations for River Road Focused Absolute Value Fund Class I shares was November 3, 2015.
(b)	The selected per share data was calculated using the weighted average shares outstanding method for the period.
(c)	The total return is calculated using the Net Asset Value used for trading at the close of business at period end.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities delivered from processing a subscription in-kind.

See accompanying Notes to Financial Statements.

96

Aston Funds

ASTON/Herndon Large Cap Value Fund – Class N	April 30, 2016

Financial Highlights

	Six Months Ended 04/30/16 (unaudited)		Year Ended 10/31/15	Year Ended 10/31/14	Year Ended 10/31/13	Year Ended 10/31/12	Year Ended 10/31/11
Net Asset Value, Beginning of Period	$13.27		$15.08	$13.84	$11.73	$11.31	$10.39

Income from Investment Operations:
Net investment income	0.07	(a)	0.09 (a)	0.11 (a)	0.15 (a)	0.18 (a)	0.12 (a)
Net realized and unrealized gain (loss) on investments	(0.77)		(0.97)	1.49	2.40	0.91	0.81

Total from investment operations	(0.70)		(0.88)	1.60	2.55	1.09	0.93

Less Distributions:
Distributions from and in excess of net investment income	(0.10)		(0.05)	(0.10)	(0.22)	(0.11)	(0.01)
Distributions from net realized gain on investments	(0.02)		(0.88)	(0.26)	(0.22)	(0.56)	—

Total distributions	(0.12)		(0.93)	(0.36)	(0.44)	(0.67)	(0.01)

Net increase (decrease) in net asset value	(0.82)		(1.81)	1.24	2.11	0.42	0.92

Net Asset Value, End of Period	$12.45		$13.27	$15.08	$13.84	$11.73	$11.31

Total Return (b)	(5.29	)%(c)	(6.10)%	11.67%	22.58%	10.39%	9.09%

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$6,361		$8,500	$13,997	$41,861	$20,832	$6,089
Ratios of expenses to average net assets:
Before expense reimbursement and/or fee waiver, or recoupment by Adviser	1.25	%(d)	1.26%	1.23%	1.27%	1.41%	2.38%
After expense reimbursement and/or fee waiver, or recoupment by Adviser	1.20	%(d)(e)	1.29%	1.30%	1.30%	1.30%	1.30%
Ratios of net investment income (loss) to average net assets:
Before expense reimbursement and/or fee waiver, or recoupment by Adviser	1.15	%(d)	0.70%	0.84%	1.24%	1.44%	(0.05)%
After expense reimbursement and/or fee waiver, or recoupment by Adviser	1.20	%(d)	0.67%	0.77%	1.21%	1.55%	1.03%
Portfolio Turnover	28.89	%(c)	62.28%	75.46%	69.51%	80.56%	189.70%

(a)	The selected per share data was calculated using the weighted average shares outstanding method for the period.
(b)	The total return is calculated using the Net Asset Value used for trading at the close of business at period end.
(c)	Not annualized.
(d)	Annualized.
(e)	Effective January 1, 2016, the Adviser changed the contractual expense limitation from 1.30% to 1.14%.

See accompanying Notes to Financial Statements.

97

Aston Funds

ASTON/Herndon Large Cap Value Fund – Class I	April 30, 2016

Financial Highlights

	Six Months Ended 04/30/16 (unaudited)		Year Ended 10/31/15	Year Ended 10/31/14	Year Ended 10/31/13	Year Ended 10/31/12	Period Ended 10/31/11(a)
Net Asset Value, Beginning of Period	$13.25		$15.12	$13.87	$11.75	$11.33	$11.48

Income from Investment Operations:
Net investment income	0.09	(b)	0.13 (b)	0.15 (b)	0.19 (b)	0.21 (b)	0.10	(b)
Net realized and unrealized gain (loss) on investments	(0.77)		(0.98)	1.48	2.39	0.91	(0.25)

Total from investment operations	(0.68)		(0.85)	1.63	2.58	1.12	(0.15)

Less Distributions:
Distributions from and in excess of net investment income	(0.14)		(0.14)	(0.12)	(0.24)	(0.14)	—
Distributions from net realized gain on investments	(0.02)		(0.88)	(0.26)	(0.22)	(0.56)	—

Total distributions	(0.16)		(1.02)	(0.38)	(0.46)	(0.70)	—

Net increase (decrease) in net asset value	(0.84)		(1.87)	1.25	2.12	0.42	(0.15)

Net Asset Value, End of Period	$12.41		$13.25	$15.12	$13.87	$11.75	$11.33

Total Return (c)	(5.16	)%(d)	(5.88)%	11.94%	22.94%	10.69%	(1.31	)%(d)

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$82,555		$112,040	$139,448	$80,534	$34,575	$11,881
Ratios of expenses to average net assets:
Before expense reimbursement and/or fee waiver, or recoupment by Adviser	0.99	%(e)	1.01%	0.98%	1.02%	1.16%	2.13	%(e)
After expense reimbursement and/or fee waiver, or recoupment by Adviser	0.94	%(e)(f)	1.04%	1.05%	1.05%	1.05%	1.05	%(e)
Ratios of net investment income to average net assets:
Before expense reimbursement and/or fee waiver, or recoupment by Adviser	1.40	%(e)	0.95%	1.09%	1.49%	1.69%	0.20	%(e)
After expense reimbursement and/or fee waiver, or recoupment by Adviser	1.45	%(e)	0.92%	1.02%	1.46%	1.80%	1.28	%(e)
Portfolio Turnover	28.89	%(d)	62.28%	75.46%	69.51%	80.56%	189.70	%(d)

(a)	The commencement of investment operations for Herndon Large Cap Value Fund Class I shares was March 1, 2011.
(b)	The selected per share data was calculated using the weighted average shares outstanding method for the period.
(c)	The total return is calculated using the Net Asset Value used for trading at the close of business at period end.
(d)	Not annualized.
(e)	Annualized.
(f)	Effective January 1, 2016, the Adviser changed the contractual expense limitation from 1.05% to 0.89%.

See accompanying Notes to Financial Statements.

98

Aston Funds

ASTON/Montag & Caldwell Growth Fund – Class N	April 30, 2016

Financial Highlights

	Six Months Ended 04/30/16 (unaudited)		Year Ended 10/13/15	Year Ended 10/31/14	Year Ended 10/31/13	Year Ended 10/31/12	Year Ended 10/31/11

Net Asset Value, Beginning of Period	$26.67		$29.59	$28.68	$25.31	$24.72	$22.92

Income from Investment Operations:
Net investment income	0.02	(a)	0.07 (a)	0.10 (a)	0.23 (a)	0.15 (a)	0.14 (a)
Net realized and unrealized gain (loss) on investments	(0.40)		2.06	2.93	5.07	2.45	1.83

Total from investment operations	(0.38)		2.13	3.03	5.30	2.60	1.97

Less Distributions:
Distributions from and in excess of net investment income	(0.08)		(0.05)	(0.16)	(0.22)	(0.13)	(0.13)
Distributions from net realized gain on investments	(6.75)		(5.00)	(1.96)	(1.71)	(1.88)	(0.04)

Total distributions	(6.83)		(5.05)	(2.12)	(1.93)	(2.01)	(0.17)

Net increase (decrease) in net asset value	(7.21)		(2.92)	0.91	3.37	0.59	1.80

Net Asset Value, End of Period	$19.46		$26.67	$29.59	$28.68	$25.31	$24.72

Total Return (b)	(2.28	)%(c)	7.93%	10.98%	22.61%	11.40%	8.56%

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$718,585		$835,725	$1,344,317	$2,190,074	$1,908,663	$1,683,183
Ratios of expenses to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	1.12	%(d)	1.05%	1.03%	1.04%	1.05%	1.06%
After expense reimbursement and/or fee waiver by Adviser	1.12	%(d)	1.05%	1.03%	1.04%	1.05%	1.06%
Ratios of net investment income to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	0.22	%(d)	0.28%	0.34%	0.88%	0.60%	0.59%
After expense reimbursement and/or fee waiver by Adviser	0.22	%(d)	0.28%	0.34%	0.88%	0.60%	0.59%
Portfolio Turnover	27.27	%(c)	12.11%	47.31%	50.57%	46.42%	63.48%

(a)	The selected per share data was calculated using the weighted average shares outstanding method for the period.
(b)	The total return is calculated using the Net Asset Value used for trading at the close of business at period end.
(c)	Not annualized.
(d)	Annualized.

See accompanying Notes to Financial Statements.

99

Aston Funds

ASTON/Montag & Caldwell Growth Fund – Class I	April 30, 2016

Financial Highlights

	Six Months Ended 04/30/16 (unaudited)		Year Ended 10/31/15	Year Ended 10/31/14	Year Ended 10/31/13	Year Ended 10/31/12	Year Ended 10/31/11

Net Asset Value, Beginning of Period	$26.82		$29.80	$28.87	$25.46	$24.85	$23.05

Income from Investment Operations:
Net investment income	0.05	(a)	0.14 (a)	0.17 (a)	0.30 (a)	0.21 (a)	0.21 (a)
Net realized and unrealized gain (loss) on investments	(0.39)		2.06	2.96	5.10	2.47	1.82

Total from investment operations	(0.34)		2.20	3.13	5.40	2.68	2.03

Less Distributions:
Distributions from and in excess of net investment income	(0.16)		(0.18)	(0.24)	(0.28)	(0.19)	(0.19)
Distributions from net realized gain on investments	(6.75)		(5.00)	(1.96)	(1.71)	(1.88)	(0.04)

Total distributions	(6.91)		(5.18)	(2.20)	(1.99)	(2.07)	(0.23)

Net increase (decrease) in net asset value	(7.25)		(2.98)	0.93	3.41	0.61	1.80

Net Asset Value, End of Period	$19.57		$26.82	$29.80	$28.87	$25.46	$24.85

Total Return (b)	(2.16	)%(c)	8.21%	11.26%	22.95%	11.67%	8.82%

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$886,881		$1,344,231	$2,784,650	$3,035,623	$2,406,145	$1,749,183
Ratios of expenses to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	0.87	%(d)	0.80%	0.78%	0.79%	0.80%	0.81%
After expense reimbursement and/or fee waiver by Adviser	0.87	%(d)	0.80%	0.78%	0.79%	0.80%	0.81%
Ratios of net investment income to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	0.47	%(d)	0.53%	0.59%	1.13%	0.85%	0.84%
After expense reimbursement and/or fee waiver by Adviser	0.47	%(d)	0.53%	0.59%	1.13%	0.85%	0.84%
Portfolio Turnover	27.27	%(c)	12.11%	47.31%	50.57%	46.42%	63.48%

(a)	The selected per share data was calculated using the weighted average shares outstanding method for the period.
(b)	The total return is calculated using the Net Asset Value used for trading at the close of business at period end.
(c)	Not annualized.
(d)	Annualized.

See accompanying Notes to Financial Statements.

100

Aston Funds

ASTON/Montag & Caldwell Growth Fund – Class R	April 30, 2016

Financial Highlights

	Six Months Ended 04/30/16 (unaudited)		Year Ended 10/31/15	Year Ended 10/31/14	Year Ended 10/31/13	Year Ended 10/31/12	Year Ended 10/31/11
Net Asset Value, Beginning of Period	$26.22		$29.21	$28.33	$25.02	$24.45	$22.70

Income from Investment Operations:
Net investment income (loss)	(0.00	)(a)(b)	0.01 (a)	0.03 (a)	0.16 (a)	0.09 (a)	0.08 (a)
Net realized and unrealized gain (loss) on investments	(0.38)		2.01	2.91	5.01	2.43	1.80

Total from investment operations	(0.38)		2.02	2.94	5.17	2.52	1.88

Less Distributions:
Distributions from and in excess of net investment income	(0.02)		(0.01)	(0.10)	(0.15)	(0.07)	(0.09)
Distributions from net realized gain on investments	(6.75)		(5.00)	(1.96)	(1.71)	(1.88)	(0.04)

Total distributions	(6.77)		(5.01)	(2.06)	(1.86)	(1.95)	(0.13)

Net increase (decrease) in net asset value .	(7.15)		(2.99)	0.88	3.31	0.57	1.75

Net Asset Value, End of Period	$19.07		$26.22	$29.21	$28.33	$25.02	$24.45

Total Return (c)	(2.38	)%(d)	7.66%	10.74%	22.30%	11.10%	8.29%

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$5,756		$5,877	$7,701	$10,099	$8,771	$8,654
Ratios of expenses to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	1.37	%(e)	1.30%	1.28%	1.29%	1.30%	1.31%
After expense reimbursement and/or fee waiver by Adviser	1.37	%(e)	1.30%	1.28%	1.29%	1.30%	1.31%
Ratios of net investment income (loss) to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	(0.03	)%(e)	0.03%	0.09%	0.63%	0.35%	0.34%
After expense reimbursement and/or fee waiver by Adviser	(0.03	)%(e)	0.03%	0.09%	0.63%	0.35%	0.34%
Portfolio Turnover	27.27	%(d)	12.11%	47.31%	50.57%	46.42%	63.48%

(a)	The selected per share data was calculated using the weighted average shares outstanding method for the period.
(b)	Represents less than $(0.005) per share.
(c)	The total return is calculated using the Net Asset Value used for trading at the close of business at period end.
(d)	Not annualized.
(e)	Annualized.

See accompanying Notes to Financial Statements.

101

Aston Funds

ASTON/River Road Dividend All Cap Value Fund – Class N	April 30, 2016

Financial Highlights

	Six Months Ended 04/30/16 (unaudited)		Year Ended 10/31/15	Year Ended 10/31/14	Year Ended 10/31/13	Year Ended 10/31/12	Year Ended 10/31/11
Net Asset Value, Beginning of Period	$12.67		$14.05	$13.99	$11.67	$10.68	$10.23

Income from Investment Operations:
Net investment income	0.13	(a)	0.21	0.42	0.30	0.31 (a)	0.29 (a)
Net realized and unrealized gain (loss) on investments	0.51		(0.20)	0.89	2.73	1.05	0.42

Total from investment operations	0.64		0.01	1.31	3.03	1.36	0.71

Less Distributions:
Distributions from and in excess of net investment income	(0.08)		(0.22)	(0.44)	(0.27)	(0.30)	(0.26)
Distributions from net realized gain on investments	(1.16)		(1.17)	(0.81)	(0.44)	(0.07)	—

Total distributions	(1.24)		(1.39)	(1.25)	(0.71)	(0.37)	(0.26)

Net increase (decrease) in net asset value	(0.60)		(1.38)	0.06	2.32	0.99	0.45

Net Asset Value, End of Period	$12.07		$12.67	$14.05	$13.99	$11.67	$10.68

Total Return (b)	5.68	%(c)	(0.23)%	9.89%	27.47%	12.96%	6.94%

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$210,625		$214,789	$349,937	$449,130	$338,166	$301,290
Ratios of expenses to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	1.12	%(d)	1.10%	1.09%	1.09%	1.12%	1.12%
After expense reimbursement and/or fee waiver by Adviser	1.12	%(d)	1.10%	1.09%	1.09%	1.12%	1.12%
Ratios of net investment income to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	2.22	%(d)	1.62%	2.96%	2.38%	2.74%	2.70%
After expense reimbursement and/or fee waiver by Adviser	2.22	%(d)	1.62%	2.96%	2.38%	2.74%	2.70%
Portfolio Turnover	15.18	%(c)	26.68%	31.78%	35.18%	28.17%	24.65%

(a)	The selected per share data was calculated using the weighted average shares outstanding method for the period.
(b)	The total return is calculated using the Net Asset Value used for trading at the close of business at period end.
(c)	Not annualized.
(d)	Annualized.

See accompanying Notes to Financial Statements.

102

Aston Funds

ASTON/River Road Dividend All Cap Value Fund – Class I	April 30, 2016

Financial Highlights

	Six Months Ended 04/30/16 (unaudited)		Year Ended 10/31/15	Year Ended 10/31/14	Year Ended 10/31/13	Year Ended 10/31/12	Year Ended 10/31/11
Net Asset Value, Beginning of Period	$12.66		$14.04	$13.98	$11.66	$10.67	$10.22

Income from Investment Operations:
Net investment income	0.14	(a)	0.25	0.44	0.34	0.34 (a)	0.32 (a)
Net realized and unrealized gain (loss) on investments	0.51		(0.20)	0.90	2.72	1.05	0.42

Total from investment operations	0.65		0.05	1.34	3.06	1.39	0.74

Less Distributions:
Distributions from and in excess of net investment income	(0.09)		(0.26)	(0.47)	(0.30)	(0.33)	(0.29)
Distributions from net realized gain on investments	(1.16)		(1.17)	(0.81)	(0.44)	(0.07)	—

Total distributions	(1.25)		(1.43)	(1.28)	(0.74)	(0.40)	(0.29)

Net increase (decrease) in net asset value .	(0.60)		(1.38)	0.06	2.32	0.99	0.45

Net Asset Value, End of Period	$12.06		$12.66	$14.04	$13.98	$11.66	$10.67

Total Return (b)	5.81	%(c)	0.02%	10.18%	27.81%	13.25%	7.21%

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$499,425		$635,189	$788,322	$779,859	$586,043	$318,863
Ratios of expenses to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	0.87	%(d)	0.85%	0.84%	0.84%	0.87%	0.87%
After expense reimbursement and/or fee waiver by Adviser	0.87	%(d)	0.85%	0.84%	0.84%	0.87%	0.87%
Ratios of net investment income to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	2.47	%(d)	1.87%	3.21%	2.63%	2.99%	2.95%
After expense reimbursement and/or fee waiver by Adviser	2.47	%(d)	1.87%	3.21%	2.63%	2.99%	2.95%
Portfolio Turnover	15.18	%(c)	26.68%	31.78%	35.18%	28.17%	24.65%

(a)	The selected per share data was calculated using the weighted average shares outstanding method for the period.
(b)	The total return is calculated using the Net Asset Value used for trading at the close of business at period end.
(c)	Not annualized.
(d)	Annualized.

See accompanying Notes to Financial Statements.

103

Aston Funds

ASTON/River Road Dividend All Cap Value Fund II – Class N	April 30, 2016

Financial Highlights

	Six Months Ended 04/30/16 (unaudited)		Year Ended 10/31/15	Year Ended 10/31/14	Year Ended 10/31/13		Period Ended 10/31/12(a)
Net Asset Value, Beginning of Period	$12.99		$13.69	$12.89	$10.44		$10.00

Income from Investment Operations:
Net investment income	0.13	(b)	0.22 (b)	0.36	0.22		0.09	(b)
Net realized and unrealized gain (loss) on investments	0.57		(0.26)	0.96	2.46		0.41

Total from investment operations	0.70		(0.04)	1.32	2.68		0.50

Less Distributions:
Distributions from and in excess of net investment income	(0.10)		(0.23)	(0.38)	(0.23)		(0.06)
Distributions from net realized gain on investments	(0.19)		(0.43)	(0.14)	(0.00	)(c)	—

Total distributions	(0.29)		(0.66)	(0.52)	(0.23)		(0.06)

Net increase (decrease) in net asset value	0.41		(0.70)	0.80	2.45		0.44

Net Asset Value, End of Period	$13.40		$12.99	$13.69	$12.89		$10.44

Total Return (d)	5.50	%(e)	(0.47)%	10.46%	25.99%		5.09	%(e)

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$3,007		$2,930	$7,037	$3,634		$1,049
Ratios of expenses to average net assets:
Before expense reimbursement and/or fee waiver, or recoupment by Adviser	1.19	%(f)	1.15%	1.17%	1.37%		4.99	%(f)
After expense reimbursement and/or fee waiver, or recoupment by Adviser	1.19	%(f)	1.15%	1.25%	1.30%		1.30	%(f)
Ratios of net investment income (loss) to average net assets:
Before expense reimbursement and/or fee waiver, or recoupment by Adviser	2.09	%(f)	1.62%	2.81%	1.68%		(1.24	)%(f)
After expense reimbursement and/or fee waiver, or recoupment by Adviser	2.09	%(f)	1.62%	2.72%	1.76%		2.45	%(f)
Portfolio Turnover	15.14	%(e)	34.86%	29.42%	27.80%		5.58	%(e)(g)

(a)	The commencement of investment operations for River Road Dividend All Cap Value Fund II Class N shares was June 26, 2012.
(b)	The selected per share data was calculated using the weighted average shares outstanding method for the period.
(c)	Represents less than $(0.005) per share.
(d)	The total return is calculated using the Net Asset Value used for trading at the close of business at period end.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover excludes securities received from processing a subscription in-kind.

See accompanying Notes to Financial Statements.

104

Aston Funds

ASTON/River Road Dividend All Cap Value Fund II – Class I	April 30, 2016

Financial Highlights

	Six Months Ended 04/30/16 (unaudited)		Year Ended 10/31/15	Year Ended 10/31/14	Year Ended 10/31/13		Period Ended 10/31/12(a)
Net Asset Value, Beginning of Period	$13.00		$13.69	$12.89	$10.45		$10.00

Income from Investment Operations:
Net investment income	0.15	(b)	0.25 (b)	0.39	0.25		0.10	(b)
Net realized and unrealized gain (loss) on investments	0.57		(0.25)	0.96	2.45		0.42

Total from investment operations	0.72		—	1.35	2.70		0.52

Less Distributions:
Distributions from and in excess of net investment income	(0.12)		(0.26)	(0.41)	(0.26)		(0.07)
Distributions from net realized gain on investments	(0.19)		(0.43)	(0.14)	(0.00	)(c)	—

Total distributions	(0.31)		(0.69)	(0.55)	(0.26)		(0.07)

Net increase (decrease) in net asset value	0.41		(0.69)	0.80	2.44		0.45

Net Asset Value, End of Period	$13.41		$13.00	$13.69	$12.89		$10.45

Total Return (d)	5.63	%(e)	(0.13)%	10.73%	26.30%		5.17	%(e)

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$115,507		$121,414	$125,660	$86,240		$9,370
Ratios of expenses to average net assets:
Before expense reimbursement and/or fee waiver, or recoupment by Adviser	0.94	%(f)	0.90%	0.92%	1.12%		4.74	%(f)
After expense reimbursement and/or fee waiver, or recoupment by Adviser	0.94	%(f)	0.90%	1.00%	1.05%		1.05	%(f)
Ratios of net investment income (loss) to average net assets:
Before expense reimbursement and/or fee waiver, or recoupment by Adviser	2.34	%(f)	1.87%	3.06%	1.93%		(0.99	)%(f)
After expense reimbursement and/or fee waiver, or recoupment by Adviser	2.34	%(f)	1.87%	2.97%	2.01%		2.70	%(f)
Portfolio Turnover	15.14	%(e)	34.86%	29.42%	27.80%		5.58	%(e)(g)

(a)	The commencement of investment operations for River Road Dividend All Cap Value Fund II Class I shares was June 26, 2012.
(b)	The selected per share data was calculated using the weighted average shares outstanding method for the period.
(c)	Represents less than $(0.005) per share.
(d)	The total return is calculated using the Net Asset Value used for trading at the close of business at period end.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover excludes securities received from processing a subscription in-kind.

See accompanying Notes to Financial Statements.

105

Aston Funds

ASTON/Fairpointe Mid Cap Fund – Class N	April 30, 2016

Financial Highlights

	Six Months Ended 04/30/16 (unaudited)		Year Ended 10/31/15	Year Ended 10/31/14	Year Ended 10/31/13	Year Ended 10/31/12		Year Ended 10/31/11
Net Asset Value, Beginning of Period	$37.56		$46.89	$45.40	$32.79	$29.76		$29.04

Income from Investment Operations:
Net investment income (loss)	0.09	(a)	0.12	(0.06)	0.17	0.16		0.06	(a)
Net realized and unrealized gain (loss) on investments	0.38		(1.83)	5.82	13.48	3.13		0.82

Total from investment operations	0.47		(1.71)	5.76	13.65	3.29		0.88

Less Distributions:
Distributions from and in excess of net investment income	(0.11)		(0.04)	—	(0.30)	(0.05)		(0.08)
Distributions from net realized gain on investments	(2.05)		(7.58)	(4.27)	(0.74)	(0.21)		(0.08)

Total distributions	(2.16)		(7.62)	(4.27)	(1.04)	(0.26)		(0.16)

Net increase (decrease) in net asset value .	(1.69)		(9.33)	1.49	12.61	3.03		0.72

Net Asset Value, End of Period	$35.87		$37.56	$46.89	$45.40	$32.79		$29.76

Total Return (b)	1.46	%(c)	(5.02)%	13.32%	42.88%	11.15%		2.98%

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$1,551,239		$1,861,753	$2,432,815	$2,370,432	$1,561,510		$1,502,266
Ratios of expenses to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	1.13	%(d)	1.11%	1.10%	1.11%	1.11	%(e)	1.14	%(e)
After expense reimbursement and/or fee waiver by Adviser	1.13	%(d)	1.11%	1.10%	1.11%	1.11	%(e)	1.14	%(e)
Ratios of net investment income (loss) to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	0.53	%(d)	0.27%	(0.12)%	0.42%	0.50%		0.21%
After expense reimbursement and/or fee waiver by Adviser	0.53	%(d)	0.27%	(0.12)%	0.42%	0.50%		0.21%
Portfolio Turnover	15.26	%(c)	31.75%	50.25%	36.98%	28.06	%(f)	11.20%

(a)	The selected per share data was calculated using the weighted average shares outstanding method for the period.
(b)	The total return is calculated using the Net Asset Value used for trading at the close of business at period end.
(c)	Not annualized.
(d)	Annualized.
(e)	Ratios of expenses to average net assets include interest expense of less than 0.005% for each of the years ended October 31, 2012, and October 31, 2011, which is not included in the contractual expense limitation. The interest expense is a result of utilizing the line of credit, as discussed in Note H to the Financial Statements.
(f)	Portfolio turnover rate excludes securities delivered from processing a redemption in-kind.

See accompanying Notes to Financial Statements.

106

Aston Funds

ASTON/Fairpointe Mid Cap Fund – Class I	April 30, 2016

Financial Highlights

	Six Months Ended 04/30/16 (unaudited)		Year Ended 10/31/15	Year Ended 10/31/14	Year Ended 10/31/13	Year Ended 10/31/12		Year Ended 10/31/11
Net Asset Value, Beginning of Period	$38.44		$47.74	$46.10	$33.28	$30.20		$29.41

Income from Investment Operations:
Net investment income	0.14	(a)	0.23	0.05	0.28	0.24		0.14	(a)
Net realized and unrealized gain (loss) on investments	0.40		(1.89)	5.92	13.67	3.18		0.82

Total from investment operations	0.54		(1.66)	5.97	13.95	3.42		0.96

Less Distributions:
Distributions from and in excess of net investment income	(0.23)		(0.06)	(0.06)	(0.39)	(0.13)		(0.09)
Distributions from net realized gain on investment	(2.05)		(7.58)	(4.27)	(0.74)	(0.21)		(0.08)

Total distributions	(2.28)		(7.64)	(4.33)	(1.13)	(0.34)		(0.17)

Net increase (decrease) in net asset value	(1.74)		(9.30)	1.64	12.82	3.08		0.79

Net Asset Value, End of Period	$36.70		$38.44	$47.74	$46.10	$33.28		$30.20

Total Return (b)	1.59	%(c)	(4.78)%	13.61%	43.23%	11.46%		3.22%

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$2,230,862		$2,838,642	$3,531,114	$2,521,876	$1,464,222		$1,339,223
Ratios of expenses to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	0.88	%(d)	0.86%	0.85%	0.86%	0.86	%(e)	0.89	%(e)
After expense reimbursement and/or fee waiver by Adviser	0.88	%(d)	0.86%	0.85%	0.86%	0.86	%(e)	0.89	%(e)
Ratios of net investment income to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	0.78	%(d)	0.52%	0.13%	0.67%	0.75%		0.46%
After expense reimbursement and/or fee waiver by Adviser	0.78	%(d)	0.52%	0.13%	0.67%	0.75%		0.46%
Portfolio Turnover	15.26	%(c)	31.75%	50.25%	36.98%	28.06	%(f)	11.20%

(a)	The selected per share data was calculated using the weighted average shares outstanding method for the period.
(b)	The total return is calculated using the Net Asset Value used for trading at the close of business at period end.
(c)	Not annualized.
(d)	Annualized.
(e)	Ratios of expenses to average net assets include interest expense of less than 0.005% for each of the years ended October 31, 2012, and October 31, 2011, which is not included in the contractual expense limitation. The interest expense is a result of utilizing the line of credit, as discussed in Note H to the Financial Statements.
(f)	Portfolio turnover rate excludes securities delivered from processing a redemption in-kind.

See accompanying Notes to Financial Statements.

107

Aston Funds

ASTON/Montag & Caldwell Mid Cap Growth Fund – Class N	April 30, 2016

Financial Highlights

	Six Months Ended 04/30/16 (unaudited)		Year Ended 10/31/15	Year Ended 10/31/14		Year Ended 10/31/13	Year Ended 10/31/12		Year Ended 10/31/11
Net Asset Value, Beginning of Period	$11.57		$11.99	$12.77		$10.36	$9.71		$8.51

Income from Investment Operations:
Net investment loss	(0.03	)(a)	(0.08)	(0.06	)(a)	(0.07)	(0.07	)(a)	(0.07)
Net realized and unrealized gain on investments	0.04		0.65	1.20		2.58	0.72		1.27

Total from investment operations	0.01		0.57	1.14		2.51	0.65		1.20

Less Distributions:
Distributions from net realized gain on investments	(1.33)		(0.99)	(1.92)		(0.10)	—		—

Total distributions	(1.33)		(0.99)	(1.92)		(0.10)	—		—

Net increase (decrease) in net asset value	(1.32)		(0.42)	(0.78)		2.41	0.65		1.20

Net Asset Value, End of Period	$10.25		$11.57	$11.99		$12.77	$10.36		$9.71

Total Return (b)	(0.02	)%(c)	4.81%	9.75%		24.51%	6.70%		14.10%

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$4,473		$4,890	$7,633		$11,402	$7,369		$4,507
Ratios of expenses to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	2.11	%(d)	2.10%	2.16%		1.85%	2.50%		3.07%
After expense reimbursement and/or fee waiver by Adviser	1.25	%(d)	1.25%	1.25%		1.25%	1.25	%(e)	1.39	%(e)
Ratios of net investment loss to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	(1.49	)%(d)	(1.46)%	(1.45)%		(1.18)%	(1.88)%		(2.39)%
After expense reimbursement and/or fee waiver by Adviser	(0.63	)%(d)	(0.60)%	(0.55)%		(0.58)%	(0.63)%		(0.71)%
Portfolio Turnover	15.23	%(c)	58.12%	32.96%		74.24%	36.60%		29.31%

(a)	The selected per share data was calculated using the weighted average shares outstanding method for the period.
(b)	The total return is calculated using the Net Asset Value used for trading at the close of business at period end.
(c)	Not annualized.
(d)	Annualized.
(e)	For the period November 1, 2010 through September 29, 2011 the Adviser contractually waived management fees and/or reimbursed expenses so that the net expense ratio did not exceed 1.40%, excluding interest, taxes, investment-related costs (such as brokerage commissions), extraordinary expenses and acquired fund fees and expenses. Effective September 30, 2011, the Adviser implemented a voluntary expense limitation of 1.25%. Subsequently, on February 29, 2012, the Adviser removed the voluntary expense limitation and replaced it with a contractual expense limitation of 1.25%.

See accompanying Notes to Financial Statements.

108

Aston Funds

ASTON/Montag & Caldwell Mid Cap Growth Fund – Class I	April 30, 2016

Financial Highlights

	Six Months Ended 04/30/16 (unaudited)		Year Ended 10/31/15	Period Ended 10/31/14(a)

Net Asset Value, Beginning of Period	$11.61		$12.00	$11.36

Income from Investment Operations:
Net investment loss	(0.02	)(b)	(0.04)	(0.04	)(b)
Net realized and unrealized gain on investments	0.04		0.64	0.68

Total from investment operations	0.02		0.60	0.64

Less Distributions:
Distributions from net realized gain on investments	(1.33)		(0.99)	—

Total Distributions	(1.33)		(0.99)	—

Net increase (decrease) in net asset value	(1.31)		(0.39)	0.64

Net Asset Value, End of Period	$10.30		$11.61	$12.00

Total Return (c)	0.08	%(d)	5.08%	5.63	%(d)

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$6,085		$6,163	$3,867
Ratios of expenses to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	1.86	%(e)	1.85%	2.27	%(e)
After expense reimbursement and/or fee waiver by Adviser	1.00	%(e)	1.00%	1.00	%(e)
Ratios of net investment loss to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	(1.24	)%(e)	(1.21)%	(1.95	)%(e)
After expense reimbursement and/or fee waiver by Adviser	(0.38	)%(e)	(0.35)%	(0.68	)%(e)
Portfolio Turnover	15.23	%(d)	58.12%	32.96	%(d)

(a)	The commencement of investment operations for Montag & Caldwell Mid Cap Growth Fund Class I shares was May 13, 2014.
(b)	The selected per share data was calculated using the weighted average shares outstanding method for the period.
(c)	The total return is calculated using the Net Asset Value used for trading at the close of business at period end.
(d)	Not annualized.
(e)	Annualized.

See accompanying Notes to Financial Statements.

109

Aston Funds

ASTON/LMCG Small Cap Growth Fund – Class N	April 30, 2016

Financial Highlights

	Six Months Ended 04/30/16 (unaudited)		Year Ended 10/31/15		Year Ended 10/31/14		Year Ended 10/31/13		Year Ended 10/31/12		Period Ended 10/31/11(a)

Net Asset Value, Beginning of Period	$14.47		$14.76		$14.71		$11.42		$9.95		$10.00

Income from Investment Operations:
Net investment income (loss)	(0.06	)(b)	(0.15	)(b)	(0.13	)(b)	0.00	(b)(c)	(0.12	)(b)	(0.04)
Net realized and unrealized gain (loss) on investments	(2.20)		0.40		2.21		4.18		1.59		(0.01)

Total from investment operations	(2.26)		0.25		2.08		4.18		1.47		(0.05)

Less Distributions:
Distributions from net realized gain on investments	(0.00	)(c)	(0.54)		(2.03)		(0.89)		—		—

Total distributions	(0.00	)(c)	(0.54)		(2.03)		(0.89)		—		—

Net increase (decrease) in net asset value	(2.26)		(0.29)		0.05		3.29		1.47		(0.05)

Net Asset Value, End of Period	$12.21		$14.47		$14.76		$14.71		$11.42		$9.95

Total Return (d)	(15.53	)%(e)	1.65%		15.18%		39.31%		14.77%		(0.50	)%(e)

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$85,139		$154,394		$37,099		$32,045		$5,659		$5,411
Ratios of expenses to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	1.52	%(f)	1.53%		1.67%		2.03%		2.86%		8.27	%(f)
After expense reimbursement and/or fee waiver by Adviser	1.35	%(f)	1.35%		1.35%		1.35%		1.35%		1.35	%(f)
Ratios of net investment income (loss) to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	(1.03	)%(f)	(1.18)%		(1.22)%		(0.66)%		(2.68)%		(8.14	)%(f)
After expense reimbursement and/or fee waiver by Adviser	(0.86	)%(f)	(1.00)%		(0.90)%		0.02%		(1.17)%		(1.21	)%(f)
Portfolio Turnover	64.58	%(e)	79.46%		143.99%		186.40	%(g)	168.05	%(h)	205.85	%(e)

(a)	The commencement of investment operations for LMCG Small Cap Growth Fund Class N shares was November 2, 2010.
(b)	The selected per share data was calculated using the weighted average shares outstanding method for the period.
(c)	Represents less than $(0.005) or $0.005 per share.
(d)	The total return is calculated using the Net Asset Value used for trading at the close of business at period end.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes securities received from the reorganization.
(h)	Portfolio turnover rate excludes securities delivered from processing a redemption in-kind.

See accompanying Notes to Financial Statements.

110

Aston Funds

ASTON/LMCG Small Cap Growth Fund – Class I	April 30, 2016

Financial Highlights

	Six Months Ended 04/30/16 (unaudited)		Year Ended 10/31/15		Year Ended 10/31/14		Year Ended 10/31/13		Year Ended 10/31/12		Period Ended 10/31/11(a)

Net Asset Value, Beginning of Period	$14.64		$14.89		$14.81		$11.46		$9.97		$12.40

Income from Investment Operations:
Net investment income (loss)	(0.04	)(b)	(0.12	)(b)	(0.09	)(b)	0.04	(b)	(0.10	)(b)	(0.04)
Net realized and unrealized gain (loss) on investments	(2.23)		0.41		2.23		4.20		1.59		(2.39)

Total from investment operations	(2.27)		0.29		2.14		4.24		1.49		(2.43)

Less Distributions:
Distributions from and in excess of net investment income	—		—		(0.03)		—		—		—
Distributions from net realized gain on investments	(0.00	)(c)	(0.54)		(2.03)		(0.89)		—		—

Total distributions	(0.00	)(c)	(0.54)		(2.06)		(0.89)		—		—

Net increase (decrease) in net asset value	(2.27)		(0.25)		0.08		3.35		1.49		(2.43)

Net Asset Value, End of Period	$12.37		$14.64		$14.89		$14.81		$11.46		$9.97

Total Return (d)	(15.49	)%(e)	1.91%		15.51%		39.72%		14.95%		(19.60	)%(e)

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$60,688		$76,989		$15,083		$8,496		$755		$2,551
Ratios of expenses to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	1.27	%(f)	1.28%		1.42%		1.78%		2.61%		6.25	%(f)
After expense reimbursement and/or fee waiver by Adviser	1.10	%(f)	1.10%		1.10%		1.10%		1.10%		1.10	%(f)
Ratios of net investment income (loss) to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	(0.78	)%(f)	(0.93)%		(0.97)%		(0.41)%		(2.43)%		(6.11	)%(f)
After expense reimbursement and/or fee waiver by Adviser	(0.61	)%(f)	(0.75)%		(0.65)%		0.27%		(0.92)%		(0.96	)%(f)
Portfolio Turnover	64.58	%(e)	79.46%		143.99%		186.40	%(g)	168.05	%(h)	205.85	%(e)

(a)	The commencement of investment operations for LMCG Small Cap Growth Fund Class I shares was May 31, 2011.
(b)	The selected per share data was calculated using the weighted average shares outstanding method for the period.
(c)	Represents less than ($0.005) or $0.005 per share.
(d)	The total return is calculated using the Net Asset Value used for trading at the close of business at period end.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes securities received from the reorganization.
(h)	Portfolio turnover rate excludes securities delivered from processing a redemption in-kind.

See accompanying Notes to Financial Statements.

111

Aston Funds

ASTON/River Road Independent Value Fund – Class N	April 30, 2016

Financial Highlights

	Six Months Ended 04/30/16 (unaudited)		Year Ended 10/31/15		Year Ended 10/31/14		Year Ended 10/31/13		Year Ended 10/31/12		Period Ended 10/31/11(a)
Net Asset Value, Beginning of Period	$9.90		$10.89		$11.47		$11.42		$10.75		$10.00

Income from Investment Operations:
Net investment loss	(0.05	)(b)	(0.11	)(b)	(0.12	)(b)	(0.07)		(0.09	)(b)	(0.07	)(b)
Net realized and unrealized gain (loss) on investments	0.89		(0.23)		(0.01)		0.75		0.88		0.82

Total from investment operations	0.84		(0.34)		(0.13)		0.68		0.79		0.75

Less Distributions:
Distributions from net realized gain on investments	—		(0.65)		(0.45)		(0.63)		(0.12)		—

Total distributions	—		(0.65)		(0.45)		(0.63)		(0.12)		—

Net increase (decrease) in net asset value	0.84		(0.99)		(0.58)		0.05		0.67		0.75

Net Asset Value, End of Period	$10.74		$9.90		$10.89		$11.47		$11.42		$10.75

Total Return (c)	8.49	%(d)	(3.38)%		(1.24)%		6.37%		7.41%		7.50	%(d)

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$299,594		$239,543		$285,949		$339,088		$362,416		$306,223
Ratios of expenses to average net assets:
Before earnings credit, expense reimbursement and/or fee waiver, by the Adviser	1.46	%(e)	1.44%		1.42	%(f)	1.43	%(f)	1.44	%(f)	1.59	%(e)
After earnings credit, expense reimbursement and/or fee waiver, by the Adviser	1.42	%(e)	1.42%		1.42	%(f)	1.41	%(f)	1.42	%(f)	1.42	%(e)
Ratios of net investment loss to average net assets:
Before earnings credit, expense reimbursement and/or fee waiver, by the Adviser	(1.13	)%(e)	(1.09)%		(1.04)%		(0.61)%		(0.81)%		(0.98	)%(e)
After earnings credit, expense reimbursement and/or fee waiver, by the Adviser	(1.09	)%(e)	(1.07)%		(1.03)%		(0.59)%		(0.79)%		(0.80	)%(e)
Portfolio Turnover	46.35	%(d)	59.40%		91.10%		82.24	%(g)	141.17%		105.69	%(d)

(a)	The commencement of investment operations for River Road Independent Value Fund Class N shares was December 30, 2010.
(b)	The selected per share data was calculated using the weighted average shares outstanding method for the period.
(c)	The total return is calculated using the Net Asset Value used for trading at the close of business at period end.
(d)	Not annualized.
(e)	Annualized.
(f)	Ratios of expenses to average net assets include Earnings Credits of 0.01% for the year ended October 31, 2013 and less than 0.005% for the years ended October 31, 2014 and 2012, which is not included in the contractual expense limitation.
(g)	Portfolio turnover rate excludes securities received from processing a subscription in-kind.

See accompanying Notes to Financial Statements.

112

Aston Funds

ASTON/River Road Independent Value Fund – Class I	April 30, 2016

Financial Highlights

	Six Months Ended 04/30/16 (unaudited)		Year Ended 10/31/15		Year Ended 10/31/14		Year Ended 10/31/13		Year Ended 10/31/12		Period Ended 10/31/11(a)
Net Asset Value, Beginning of Period	$10.01		$10.98		$11.54		$11.46		$10.75		$10.92

Income from Investment Operations:
Net investment loss	(0.04	)(b)	(0.09	)(b)	(0.09	)(b)	(0.04)		(0.06	)(b)	(0.02	)(b)
Net realized and unrealized gain (loss) on investments	0.91		(0.23)		(0.02)		0.75		0.89		(0.15)

Total from investment operations	0.87		(0.32)		(0.11)		0.71		0.83		(0.17)

Less Distributions:
Distributions from net realized gain on investments	—		(0.65)		(0.45)		(0.63)		(0.12)		—

Total distributions	—		(0.65)		(0.45)		(0.63)		(0.12)		—

Net increase (decrease) in net asset value	0.87		(0.97)		(0.56)		0.08		0.71		(0.17)

Net Asset Value, End of Period	$10.88		$10.01		$10.98		$11.54		$11.46		$10.75

Total Return (c)	8.69	%(d)	(3.16)%		(1.05)%		6.62%		7.68%		(1.47	)%(d)

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$109,587		$116,452		$381,289		$386,268		$338,234		$85,478
Ratios of expenses to average net assets:
Before earnings credit, expense reimbursement and/or fee waiver, by the Adviser	1.21	%(e)	1.19%		1.17	%(f)	1.18	%(f)	1.19	%(f)	1.34	%(e)
After earnings credit, expense reimbursement and/or fee waiver, by the Adviser	1.17	%(e)	1.17%		1.17	%(f)	1.16	%(f)	1.17	%(f)	1.17	%(e)
Ratios of net investment loss to average net assets:
Before earnings credit, expense reimbursement and/or fee waiver, by the Adviser	(0.88	)%(e)	(0.84)%		(0.79)%		(0.36)%		(0.56)%		(0.73	)%(e)
After earnings credit, expense reimbursement and/or fee waiver, by the Adviser	(0.84	)%(e)	(0.82)%		(0.78)%		(0.34)%		(0.54)%		(0.55	)%(e)
Portfolio Turnover	46.35	%(d)	59.40%		91.10%		82.24	%(g)	141.17%		105.69	%(d)

(a)	The commencement of investment operations for River Road Independent Value Fund Class I shares was May 31, 2011.
(b)	The selected per share data was calculated using the weighted average shares outstanding method for the period.
(c)	The total return is calculated using the Net Asset Value used for trading at the close of business at period end.
(d)	Not annualized.
(e)	Annualized.
(f)	Ratios of expenses to average net assets include Earnings Credits of 0.01% for the year ended October 31, 2013 and less than 0.005% for the years ended October 31, 2014 and 2012, which is not included in the contractual expense limitation.
(g)	Portfolio turnover rate excludes securities received from processing a subscription in-kind.

See accompanying Notes to Financial Statements.

113

Aston Funds

ASTON/River Road Select Value Fund – Class N	April 30, 2016

Financial Highlights

	Six Months Ended 04/30/16 (unaudited)		Year Ended 10/31/15		Year Ended 10/31/14		Year Ended 10/31/13	Year Ended 10/31/12		Year Ended 10/31/11
Net Asset Value, Beginning of Period	$7.63		$8.77		$10.28		$8.50	$9.54		$9.01

Income from Investment Operations:
Net investment income (loss)	(0.01	)(a)	(0.04	)(a)	(0.03	)(a)	0.07 (a)	0.01	(a)	(0.02	)(a)
Net realized and unrealized gain on investments	0.21		0.33		0.03		2.34	1.01		0.66

Total from investment operations	0.20		0.29		—		2.41	1.02		0.64

Less Distributions:
Distributions from net investment income	—		—		(0.02)		(0.12)	—		(0.03)
Distributions from net realized gain on investments	(1.11)		(1.43)		(1.49)		(0.51)	(2.06)		(0.08)

Total distributions	(1.11)		(1.43)		(1.51)		(0.63)	(2.06)		(0.11)

Net increase (decrease) in net asset value	(0.91)		(1.14)		(1.51)		1.78	(1.04)		0.53

Net Asset Value, End of Period	$6.72		$7.63		$8.77		$10.28	$8.50		$9.54

Total Return (b)	3.62	%(c)	3.26%		(0.23)%		30.44%	12.87%		7.12%

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$5,087		$5,038		$8,388		$19,099	$6,270		$13,160
Ratios of expenses to average net assets:
Before expense reimbursement and/or fee waiver, or recoupment by Adviser	1.73	%(d)	1.49%		1.45%		1.46%	1.43	%(e)	1.42	%(e)
After expense reimbursement and/or fee waiver, or recoupment by Adviser	1.50	%(d)	1.49%		1.45%		1.46%	1.43	%(e)	1.42	%(e)
Ratios of net investment income (loss) to average net assets:
Before expense reimbursement and/or fee waiver, or recoupment by Adviser	(0.59	)%(d)	(0.52)%		(0.36)%		0.78%	0.07%		(0.18)%
After expense reimbursement and/or fee waiver, or recoupment by Adviser	(0.36	)%(d)	(0.52)%		(0.36)%		0.78%	0.07%		(0.18)%
Portfolio Turnover	39.72	%(c)	58.97%		64.44%		71.01%	38.84%		48.22%

(a)	The selected per share data was calculated using the weighted average shares outstanding method for the period.
(b)	The total return is calculated using the Net Asset Value used for trading at the close of business at period end.
(c)	Not annualized.
(d)	Annualized.
(e)	Ratios of expenses to average net assets include interest expense of less than 0.005% for each of the years ended October 31, 2012 and October 31, 2011, which is not included in the contractual expense limitation. The interest expense is a result of utilizing the line of credit, as discussed in Note H to the Financial Statements.

See accompanying Notes to Financial Statements.

114

Aston Funds

ASTON/River Road Select Value Fund – Class I	April 30, 2016

Financial Highlights

	Six Months Ended 04/30/16 (unaudited)		Year Ended 10/31/15		Year Ended 10/31/14		Year Ended 10/31/13	Year Ended 10/31/12		Year Ended 10/31/11
Net Asset Value, Beginning of Period	$7.76		$8.88		$10.38		$8.58	$9.59		$9.04

Income from Investment Operations:
Net investment income (loss)	(0.00	)(a)(b)	(0.02	)(a)	(0.01	)(a)	0.10 (a)	0.03	(a)	0.01	(a)
Net realized and unrealized gain on investments	0.21		0.33		0.04		2.36	1.02		0.67

Total from investment operations	0.21		0.31		0.03		2.46	1.05		0.68

Less Distributions:
Distributions from net investment income	(0.02)		—		(0.04)		(0.15)	—		(0.05)
Distributions from net realized gain on investments	(1.11)		(1.43)		(1.49)		(0.51)	(2.06)		(0.08)

Total distributions	(1.13)		(1.43)		(1.53)		(0.66)	(2.06)		(0.13)

Net increase (decrease) in net asset value	(0.92)		(1.12)		(1.50)		1.80	(1.01)		0.55

Net Asset Value, End of Period	$6.84		$7.76		$8.88		$10.38	$8.58		$9.59

Total Return (c)	3.78	%(d)	3.60%		0.00%		30.74%	13.18%		7.56%

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$40,647		$92,073		$176,166		$198,220	$156,510		$130,527
Ratios of expenses to average net assets:
Before expense reimbursement and/or fee waiver, or recoupment by Adviser	1.48	%(e)	1.24%		1.20%		1.21%	1.18	%(f)	1.17	%(f)
After expense reimbursement and/or fee waiver, or recoupment by Adviser	1.25	%(e)	1.24%		1.20%		1.21%	1.18	%(f)	1.17	%(f)
Ratios of net investment income (loss) to average net assets:
Before expense reimbursement and/or fee waiver, or recoupment by Adviser	(0.34	)%(e)	(0.27)%		(0.11)%		1.03%	0.32%		0.07%
After expense reimbursement and/or fee waiver, or recoupment by Adviser	(0.11	)%(e)	(0.27)%		(0.11)%		1.03%	0.32%		0.07%
Portfolio Turnover	39.72	%(d)	58.97%		64.44%		71.01%	38.84%		48.22%

(a)	The selected per share data was calculated using the weighted average shares outstanding method for the period.
(b)	Represents less than $(0.005) per share.
(c)	The total return is calculated using the Net Asset Value used for trading at the close of business at period end.
(d)	Not annualized.
(e)	Annualized.
(f)	Ratios of expenses to average net assets include interest expense of less than 0.005% for each of the years ended October 31, 2012 and October 31, 2011, which is not included in the contractual expense limitation. The interest expense is a result of utilizing the line of credit, as discussed in Note H to the Financial Statements.

See accompanying Notes to Financial Statements.

115

Aston Funds

ASTON/River Road Small Cap Value Fund – Class N	April 30, 2016

Financial Highlights

	Six Months Ended 04/30/16 (unaudited)		Year Ended 10/31/15		Year Ended 10/31/14		Year Ended 10/31/13	Year Ended 10/31/12	Year Ended 10/31/11

Net Asset Value, Beginning of Period	$12.20		$13.53		$17.05		$13.56	$12.20	$11.60

Income from Investment Operations:
Net investment income (loss)	(0.01	)(a)	(0.06	)(a)	(0.04	)(a)	0.16	0.03 (a)	(0.03)
Net realized and unrealized gain on investments	0.12		0.72		0.14		3.98	1.33	0.67

Total from investment operations	0.11		0.66		0.10		4.14	1.36	0.64

Less Distributions:
Distributions from and in excess of net investment income	—		—		(0.04)		(0.22)	—	(0.04)
Distributions from net realized gain on investments	(0.72)		(1.99)		(3.58)		(0.43)	—	—

Total distributions	(0.72)		(1.99)		(3.62)		(0.65)	—	(0.04)

Net increase (decrease) in net asset value	(0.61)		(1.33)		(3.52)		3.49	1.36	0.60

Net Asset Value, End of Period	$11.59		$12.20		$13.53		$17.05	$13.56	$12.20

Total Return (b)	1.11	%(c)	5.15%		(0.05)%		31.98%	11.15%	5.46%

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$20,135		$25,246		$49,049		$56,793	$49,154	$91,347
Ratios of expenses to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	1.36	%(d)	1.34%		1.33%		1.34%	1.37%	1.37	%(e)
After expense reimbursement and/or fee waiver by Adviser	1.36	%(d)	1.34%		1.33%		1.34%	1.37%	1.37	%(e)
Ratios of net investment income (loss) to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	(0.21	)%(d)	(0.45)%		(0.26)%		1.03%	0.22%	(0.13)%
After expense reimbursement and/or fee waiver by Adviser	(0.21	)%(d)	(0.45)%		(0.26)%		1.03%	0.22%	(0.13)%
Portfolio Turnover	38.30	%(c)	60.94%		66.22%		56.08%	26.95%	42.29%

(a)	The selected per share data was calculated using the weighted average shares outstanding method for the period.
(b)	The total return is calculated using the Net Asset Value used for trading at the close of business at period end.
(c)	Not annualized.
(d)	Annualized.
(e)	Ratios of expenses to average net assets include interest expense of less than 0.005% for the year ended October 31, 2011, which is not included in the contractual expense limitation. The interest expense is a result of utilizing the line of credit, as discussed in Note H to the Financial Statements.

See accompanying Notes to Financial Statements.

116

Aston Funds

ASTON/River Road Small Cap Value Fund – Class I	April 30, 2016

Financial Highlights

	Six Months Ended 04/30/16 (unaudited)		Year Ended 10/31/15		Year Ended 10/31/14		Year Ended 10/31/13	Year Ended 10/31/12	Year Ended 10/31/11

Net Asset Value, Beginning of Period	$12.31		$13.60		$17.13		$13.62	$12.22	$11.62

Income from Investment Operations:
Net investment income (loss)	0.00	(a)(b)	(0.03	)(b)	(0.00	)(a)(b)	0.19	0.06 (b)	0.01
Net realized and unrealized gain on investments	0.13		0.73		0.13		4.01	1.34	0.65

Total from investment operations	0.13		0.70		0.13		4.20	1.40	0.66

Less Distributions:
Distributions from and in excess of net investment income	—		—		(0.08)		(0.26)	—	(0.06)
Distributions from net realized gain on investments	(0.72)		(1.99)		(3.58)		(0.43)	—	—

Total distributions	(0.72)		(1.99)		(3.66)		(0.69)	—	(0.06)

Net increase (decrease) in net asset value	(0.59)		(1.29)		(3.53)		3.51	1.40	0.60

Net Asset Value, End of Period	$11.72		$12.31		$13.60		$17.13	$13.62	$12.22

Total Return (c)	1.27	%(d)	5.45%		0.16%		32.36%	11.46%	5.70%

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$236,755		$245,192		$250,173		$252,804	$240,075	$246,141
Ratios of expenses to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	1.11	%(e)	1.09%		1.08%		1.09%	1.12%	1.12	%(f)
After expense reimbursement and/or fee waiver by Adviser	1.11	%(e)	1.09%		1.08%		1.09%	1.12%	1.12	%(f)
Ratios of net investment income (loss) to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	0.04	%(e)	(0.20)%		(0.01)%		1.28%	0.47%	0.12%
After expense reimbursement and/or fee waiver by Adviser	0.04	%(e)	(0.20)%		(0.01)%		1.28%	0.47%	0.12%
Portfolio Turnover	38.30	%(d)	60.94%		66.22%		56.08%	26.95%	42.29%

(a)	Represents less than $(0.005) or $0.005 per share.
(b)	The selected per share data was calculated using the weighted average shares outstanding method for the period.
(c)	The total return is calculated using the Net Asset Value used for trading at the close of business at period end.
(d)	Not annualized.
(e)	Annualized.
(f)	Ratios of expenses to average net assets include interest expense of less than 0.005% for the year ended October 31, 2011, which is not included in the contractual expense limitation. The interest expense is a result of utilizing the line of credit, as discussed in Note H to the Financial Statements.

See accompanying Notes to Financial Statements.

117

Aston Funds

ASTON/Silvercrest Small Cap Fund – Class N	April 30, 2016

Financial Highlights

	Six Months Ended 04/30/16 (unaudited)		Year Ended 10/31/15	Year Ended 10/31/14		Year Ended 10/31/13	Period Ended 10/31/12(a)

Net Asset Value, Beginning of Period	$15.20		$15.20	$14.54		$10.90	$10.00

Income from Investment Operations:
Net investment income	0.03	(b)	0.01 (b)	0.01		0.01 (b)	0.01
Net realized and unrealized gain (loss) on investments	(0.19)		0.31	1.16		3.77	0.89

Total from investment operations	(0.16)		0.32	1.17		3.78	0.90

Less Distributions:
Distributions from and in excess of net investment income	(0.04)		(0.02)	(0.00	)(c)	(0.11)	—
Distributions from net realized gain on investments	(0.55)		(0.30)	(0.51)		(0.03)	—

Total distributions	(0.59)		(0.32)	(0.51)		(0.14)	—

Net increase (decrease) in net asset value	(0.75)		0.00	0.66		3.64	0.90

Net Asset Value, End of Period	$14.45		$15.20	$15.20		$14.54	$10.90

Total Return (d)	(0.99	)%(e)	2.14%	8.18%		35.09%	9.00	%(e)

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$18,930		$19,061	$6,673		$4,049	$750
Ratios of expenses to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	1.42	%(f)	1.47%	1.61%		2.05%	5.10	%(f)
After expense reimbursement and/or fee waiver by Adviser	1.40	%(f)	1.40%	1.40%		1.40%	1.40	%(f)
Ratios of net investment income (loss) to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	0.35	%(f)	(0.03)%	(0.17)%		(0.61)%	(3.51	)%(f)
After expense reimbursement and/or fee waiver by Adviser	0.38	%(f)	0.04%	0.04%		0.04%	0.19	%(f)
Portfolio Turnover	13.69	%(e)	36.02%	31.68%		36.82%	26.22	%(e)(g)

(a)	The commencement of investment operations for Silvercrest Small Cap Fund Class N shares was December 26, 2011.
(b)	The selected per share data was calculated using the weighted average shares outstanding method for the period.
(c)	Represents less than $(0.005) per share.
(d)	The total return is calculated using the Net Asset Value used for trading at the close of business at period end.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes securities delivered from processing a redemption in-kind.

See accompanying Notes to Financial Statements.

118

Aston Funds

ASTON/Silvercrest Small Cap Fund – Class I	April 30, 2016

Financial Highlights

	Six Months Ended 04/30/16 (unaudited)		Year Ended 10/31/15	Year Ended 10/31/14	Year Ended 10/31/13	Period Ended 10/31/12(a)

Net Asset Value, Beginning of Period	$15.30		$15.27	$14.59	$10.93	$10.00

Income from Investment Operations:
Net investment income	0.04	(b)	0.04 (b)	0.05	0.04 (b)	0.03
Net realized and unrealized gain (loss) on investments	(0.18)		0.32	1.17	3.78	0.90

Total from investment operations	(0.14)		0.36	1.22	3.82	0.93

Less Distributions:
Distributions from and in excess of net investment income	(0.06)		(0.03)	(0.03)	(0.13)	—
Distributions from net realized gain on investments	(0.55)		(0.30)	(0.51)	(0.03)	—

Total distributions	(0.61)		(0.33)	(0.54)	(0.16)	—

Net increase (decrease) in net asset value	(0.75)		0.03	0.68	3.66	0.93

Net Asset Value, End of Period	$14.55		$15.30	$15.27	$14.59	$10.93

Total Return (c)	(0.85	)%(d)	2.37%	8.47%	35.39%	9.30	%(d)

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$158,986		$145,402	$62,215	$29,219	$4,962
Ratios of expenses to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	1.17	%(e)	1.22%	1.36%	1.80%	4.85	%(e)
After expense reimbursement and/or fee waiver by Adviser	1.15	%(e)	1.15%	1.15%	1.15%	1.15	%(e)
Ratios of net investment income (loss) to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	0.60	%(e)	0.22%	0.08%	(0.36)%	(3.26	)%(e)
After expense reimbursement and/or fee waiver by Adviser	0.63	%(e)	0.29%	0.29%	0.29%	0.44	%(e)
Portfolio Turnover	13.69	%(d)	36.02%	31.68%	36.82%	26.22	%(d)(f)

(a)	The commencement of investment operations for Silvercrest Small Cap Fund Class I shares was December 26, 2011.
(b)	The selected per share data was calculated using the weighted average shares outstanding method for the period.
(c)	The total return is calculated using the Net Asset Value used for trading at the close of business at period end.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities delivered from processing a redemption in-kind.

See accompanying Notes to Financial Statements.

119

Aston Funds

ASTON Small Cap Fund – Class N (formerly, ASTON/TAMRO Small Cap Fund)	April 30, 2016

Financial Highlights

	Six Months Ended 04/30/16 (unaudited)		Year Ended 10/31/15		Year Ended 10/31/14		Year Ended 10/31/13		Year Ended 10/31/12		Year Ended 10/31/11
Net Asset Value, Beginning of Period	$18.59		$22.07		$24.06		$20.52		$20.57		$19.42

Income from Investment Operations:
Net investment loss	(0.04	)(a)	(0.12	)(a)	(0.13	)(a)	(0.03	)(a)	(0.12	)(a)	(0.15	)(a)
Net realized and unrealized gain (loss) on investments	(0.89)		(0.62)		0.30		5.55		2.09		1.75

Total from investment operations	(0.93)		(0.74)		0.17		5.52		1.97		1.60

Less Distributions:
Distributions from net realized gain on investments	(11.97)		(2.74)		(2.16)		(1.98)		(2.02)		(0.45)

Total distributions	(11.97)		(2.74)		(2.16)		(1.98)		(2.02)		(0.45)

Net increase (decrease) in net asset value	(12.90)		(3.48)		(1.99)		3.54		(0.05)		1.15

Net Asset Value, End of Period	$5.69		$18.59		$22.07		$24.06		$20.52		$20.57

Total Return (b)	(6.94	)%(c)	(4.12)%		0.57%		29.52%		10.70%		8.16%

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$44,044		$241,283		$336,350		$533,627		$389,125		$375,969
Ratios of expenses to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	1.43	%(d)	1.31%		1.31%		1.31%		1.28	%(f)	1.29%
After expense reimbursement and/or fee waiver by Adviser	1.42	%(d)(e)	1.31%		1.31%		1.31%		1.28	%(f)	1.29%
Ratios of net investment loss to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	(0.77	)%(d)	(0.58)%		(0.57)%		(0.16)%		(0.59)%		(0.69)%
After expense reimbursement and/or fee waiver by Adviser	(0.77	)%(d)	(0.58)%		(0.57)%		(0.16)%		(0.59)%		(0.69)%
Portfolio Turnover	70.16	%(c)(g)	64.94%		69.72%		71.28	%(g)(h)	48.22	%(g)	47.25%

(a)	The selected per share data was calculated using the weighted average shares outstanding method for the period.
(b)	The total return is calculated using the Net Asset Value used for trading at the close of business at period end.
(c)	Not annualized.
(d)	Annualized.
(e)	Effective January 12, 2016, the Adviser has agreed to a contractual expense limitation of 1.35%.
(f)	Ratios of expenses to average net assets include interest expense of less than 0.005% for the year ended October 31, 2012, which is not included in the contractual expense limitation. The interest expense is a result of utilizing the line of credit, as discussed in Note H to the Financial Statements.
(g)	Portfolio turnover rate excludes securities delivered from processing a redemption in-kind.
(h)	Portfolio turnover rate excludes securities received from processing a subscription in-kind.

See accompanying Notes to Financial Statements.

120

Aston Funds

ASTON Small Cap Fund – Class I (formerly, ASTON/TAMRO Small Cap Fund)	April 30, 2016

Financial Highlights

	Six Months Ended 04/30/16 (unaudited)		Year Ended 10/31/15		Year Ended 10/31/14		Year Ended 10/31/13		Year Ended 10/31/12		Year Ended 10/31/11

Net Asset Value, Beginning of Period	$19.30		$22.76		$24.69		$20.96		$20.91		$19.69

Income from Investment Operations:
Net investment income (loss)	(0.03	)(a)	(0.07	)(a)	(0.07	)(a)	0.02	(a)	(0.07	)(a)	(0.09	)(a)
Net realized and unrealized gain (loss) on investments	(0.94)		(0.65)		0.30		5.69		2.14		1.76

Total from investment operations	(0.97)		(0.72)		0.23		5.71		2.07		1.67

Less Distributions:
Distributions from net realized gain on investments	(11.97)		(2.74)		(2.16)		(1.98)		(2.02)		(0.45)

Total distributions	(11.97)		(2.74)		(2.16)		(1.98)		(2.02)		(0.45)

Net increase (decrease) in net asset value	(12.94)		(3.46)		(1.93)		3.73		0.05		1.22

Net Asset Value, End of Period	$6.36		$19.30		$22.76		$24.69		$20.96		$20.91

Total Return (b)	(6.84	)%(c)	(3.93)%		0.86%		29.84%		10.98%		8.40%

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$65,342		$307,403		$469,518		$792,172		$635,663		$625,315
Ratios of expenses to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	1.18	%(d)	1.06%		1.06%		1.06%		1.03	%(f)	1.04%
After expense reimbursement and/or fee waiver by Adviser	1.17	%(d)(e)	1.06%		1.06%		1.06%		1.03	%(f)	1.04%
Ratios of net investment income (loss) to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	(0.52	)%(d)	(0.33)%		(0.32)%		0.09%		(0.34)%		(0.44)%
After expense reimbursement and/or fee waiver by Adviser	(0.52	)%(d)	(0.33)%		(0.32)%		0.09%		(0.34)%		(0.44)%
Portfolio Turnover	70.16	%(c)(g)	64.94%		69.72%		71.28	%(g)(h)	48.22	%(g)	47.25%

(a)	The selected per share data was calculated using the weighted average shares outstanding method for the period.
(b)	The total return is calculated using the Net Asset Value used for trading at the close of business at period end.
(c)	Not annualized.
(d)	Annualized.
(e)	Effective January 12, 2016, the Adviser has agreed to a contractual expense limitation of 1.10%.
(f)	Ratios of expenses to average net assets include interest expense of less than 0.005% for the year ended October 31, 2012, which is not included in the contractual expense limitation. The interest expense is a result of utilizing the line of credit, as discussed in Note H to the Financial Statements.
(g)	Portfolio turnover rate excludes securities delivered from processing a redemption in-kind.
(h)	Portfolio turnover rate excludes securities received from processing a subscription in-kind.

See accompanying Notes to Financial Statements.

121

Aston Funds

ASTON/DoubleLine Core Plus Fixed Income Fund – Class N	April 30, 2016

Financial Highlights

	Six Months Ended 04/30/16 (unaudited)		Year Ended 10/31/15	Year Ended 10/31/14	Year Ended 10/31/13	Year Ended 10/31/12	Period Ended 10/31/11(a)
Net Asset Value, Beginning of Period	$10.60		$10.86	$10.65	$11.10	$10.44	$10.00

Income from Investment Operations:
Net investment income	0.15	(b)	0.38	0.40	0.30	0.33 (b)	0.12	(b)
Net realized and unrealized gain (loss) on investments	0.06		(0.27)	0.22	(0.33)	0.72	0.41

Total from investment operations	0.21		0.11	0.62	(0.03)	1.05	0.53

Less Distributions:
Distributions from and in excess of net investment income	(0.15)		(0.37)	(0.41)	(0.36)	(0.37)	(0.09)
Distributions from net realized gain on investments	—		—	—	(0.06)	(0.02)	—

Total distributions	(0.15)		(0.37)	(0.41)	(0.42)	(0.39)	(0.09)

Net increase (decrease) in net asset value	0.06		(0.26)	0.21	(0.45)	0.66	0.44

Net Asset Value, End of Period	$10.66		$10.60	$10.86	$10.65	$11.10	$10.44

Total Return (c)	2.05	%(d)	1.04%	5.96%	(0.28)%	10.25%	5.33	%(d)

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$327,885		$188,286	$49,147	$66,368	$71,546	$22,657
Ratios of expenses to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	0.99	%(e)	1.05%	1.08%	1.04%	1.35%	3.16	%(e)
After expense reimbursement and/or fee waiver by Adviser	0.94	%(e)	0.94%	0.94%	0.94%	0.94%	0.94	%(e)
Ratios of net investment income to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	2.79	%(e)	3.21%	3.58%	2.66%	2.59%	1.63	%(e)
After expense reimbursement and/or fee waiver by Adviser	2.84	%(e)	3.32%	3.72%	2.77%	3.01%	3.85	%(e)
Portfolio Turnover	36.01	%(d)	59.42%	117.18%	125.07%	118.67%	38.49	%(d)

(a)	The commencement of investment operations for DoubleLine Core Plus Fixed Income Fund Class N shares was July 17, 2011.
(b)	The selected per share data was calculated using the weighted average shares outstanding method for the period.
(c)	The total return is calculated using the Net Asset Value used for trading at the close of business at period end.
(d)	Not annualized.
(e)	Annualized.

See accompanying Notes to Financial Statements.

122

Aston Funds

ASTON/DoubleLine Core Plus Fixed Income Fund – Class I	April 30, 2016

Financial Highlights

	Six Months Ended 04/30/16 (unaudited)		Year Ended 10/31/15	Year Ended 10/31/14	Year Ended 10/31/13	Year Ended 10/31/12	Period Ended 10/31/11(a)
Net Asset Value, Beginning of Period	$10.60		$10.86	$10.65	$11.10	$10.44	$10.00

Income from Investment Operations:
Net investment income	0.16	(b)	0.41	0.44	0.33	0.35 (b)	0.13	(b)
Net realized and unrealized gain (loss) on investments	0.06		(0.27)	0.21	(0.33)	0.73	0.41

Total from investment operations	0.22		0.14	0.65	—	1.08	0.54

Less Distributions:
Distributions from and in excess of net investment income	(0.17)		(0.40)	(0.44)	(0.39)	(0.40)	(0.10)
Distributions from net realized gain on investments	—		—	—	(0.06)	(0.02)	—

Total distributions	(0.17)		(0.40)	(0.44)	(0.45)	(0.42)	(0.10)

Net increase (decrease) in net asset value	0.05		(0.26)	0.21	(0.45)	0.66	0.44

Net Asset Value, End of Period	$10.65		$10.60	$10.86	$10.65	$11.10	$10.44

Total Return (c)	2.08	%(d)	1.28%	6.22%	(0.03)%	10.52%	5.38	%(d)

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$380,556		$304,051	$158,198	$110,018	$105,335	$4,486
Ratios of expenses to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	0.74	%(e)	0.80%	0.83%	0.79%	1.10%	2.91	%(e)
After expense reimbursement and/or fee waiver by Adviser	0.69	%(e)	0.69%	0.69%	0.69%	0.69%	0.69	%(e)
Ratios of net investment income to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	3.04	%(e)	3.46%	3.83%	2.91%	2.84%	1.88	%(e)
After expense reimbursement and/or fee waiver by Adviser	3.09	%(e)	3.57%	3.97%	3.02%	3.26%	4.10	%(e)
Portfolio Turnover	36.01	%(d)	59.42%	117.18%	125.07%	118.67%	38.49	%(d)

(a)	The commencement of investment operations for DoubleLine Core Plus Fixed Income Fund Class I shares was July 17, 2011.
(b)	The selected per share data was calculated using the weighted average shares outstanding method for the period.
(c)	The total return is calculated using the Net Asset Value used for trading at the close of business at period end.
(d)	Not annualized.
(e)	Annualized.

See accompanying Notes to Financial Statements.

123

Aston Funds

ASTON/TCH Fixed Income Fund – Class N	April 30, 2016

Financial Highlights

	Six Months Ended 04/30/16 (unaudited)		Year Ended 10/31/15	Year Ended 10/31/14	Year Ended 10/31/13	Year Ended 10/31/12	Year Ended 10/31/11

Net Asset Value, Beginning of Period	$10.35		$10.85	$10.67	$11.11	$10.59	$10.49

Income from Investment Operations:
Net investment income	0.14	(a)	0.29	0.35 (a)	0.40 (a)	0.45 (a)	0.47	(a)
Net realized and unrealized gain (loss) on investments	0.10		(0.46)	0.23	(0.39)	0.56	0.10

Total from investment operations	0.24		(0.17)	0.58	0.01	1.01	0.57

Less Distributions:
Distributions from and in excess of net investment income	(0.16)		(0.33)	(0.40)	(0.45)	(0.49)	(0.47)

Total distributions	(0.16)		(0.33)	(0.40)	(0.45)	(0.49)	(0.47)

Net increase (decrease) in net asset value	0.08		(0.50)	0.18	(0.44)	0.52	0.10

Net Asset Value, End of Period	$10.43		$10.35	$10.85	$10.67	$11.11	$10.59

Total Return (b)	2.36	%(c)	(1.61)%	5.48%	0.13%	9.74%	5.62%

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$33,229		$35,023	$36,950	$45,771	$59,772	$62,346
Ratios of expenses to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	1.23	%(d)	1.18%	1.17%	1.02%	1.02%	1.14%
After expense reimbursement and/or fee waiver by Adviser	0.94	%(d)	0.94%	0.94%	0.84%	0.86%	0.88	%(e)
Ratios of net investment income to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	2.53	%(d)	2.52%	3.04%	3.49%	4.03%	4.20%
After expense reimbursement and/or fee waiver by Adviser	2.82	%(d)	2.76%	3.26%	3.67%	4.19%	4.46%
Portfolio Turnover	14.24	%(c)	28.51%	36.31%	53.77%	57.43%	37.51%

(a)	The selected per share data was calculated using the weighted average shares outstanding method for the period.
(b)	The total return is calculated using the Net Asset Value used for trading at the close of business at period end.
(c)	Not annualized.
(d)	Annualized.
(e)	Effective March 1, 2011, the contractual expense limitation was increased from 0.74% to 0.94%, excluding interest, taxes, investment-related costs (such as brokerage commissions), extraordinary expenses and acquired fund fees and expenses.

See accompanying Notes to Financial Statements.

124

Aston Funds

ASTON/TCH Fixed Income Fund – Class I	April 30, 2016

Financial Highlights

	Six Months Ended 04/30/16 (unaudited)		Year Ended 10/31/15	Year Ended 10/31/14	Year Ended 10/31/13	Year Ended 10/31/12	Year Ended 10/31/11

Net Asset Value, Beginning of Period	$10.35		$10.85	$10.67	$11.11	$10.59	$10.49

Income from Investment Operations:
Net investment income	0.16	(a)	0.32	0.38 (a)	0.42 (a)	0.47 (a)	0.49	(a)
Net realized and unrealized gain (loss) on investments	0.09		(0.46)	0.22	(0.39)	0.55	0.11

Total from investment operations	0.25		(0.14)	0.60	0.03	1.02	0.60

Less Distributions:
Distributions from and in excess of net investment income	(0.17)		(0.36)	(0.42)	(0.47)	(0.50)	(0.50)

Total distributions	(0.17)		(0.36)	(0.42)	(0.47)	(0.50)	(0.50)

Net increase (decrease) in net asset value .	0.08		(0.50)	0.18	(0.44)	0.52	0.10

Net Asset Value, End of Period	$10.43		$10.35	$10.85	$10.67	$11.11	$10.59

Total Return (b)	2.49	%(c)	(1.37)%	5.75%	0.28%	9.93%	5.89%

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$7,706		$14,808	$15,199	$8,742	$10,396	$10,423
Ratios of expenses to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	0.98	%(d)	0.93%	0.92%	0.87%	0.85%	0.89%
After expense reimbursement and/or fee waiver by Adviser	0.69	%(d)	0.69%	0.69%	0.69%	0.69%	0.63	%(e)
Ratios of net investment income to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	2.78	%(d)	2.77%	3.29%	3.64%	4.20%	4.45%
After expense reimbursement and/or fee waiver by Adviser	3.07	%(d)	3.01%	3.51%	3.82%	4.36%	4.71%
Portfolio Turnover	14.24	%(c)	28.51%	36.31%	53.77%	57.43%	37.51%

(a)	The selected per share data was calculated using the weighted average shares outstanding method for the period.
(b)	The total return is calculated using the Net Asset Value used for trading at the close of business at period end.
(c)	Not annualized.
(d)	Annualized.
(e)	Effective March 1, 2011, the contractual expense limitation was increased from 0.49% to 0.69%, excluding interest, taxes, investment-related costs (such as brokerage commissions), extraordinary expenses and acquired fund fees and expenses.

See accompanying Notes to Financial Statements.

125

Aston Funds

ASTON/Anchor Capital Enhanced Equity Fund – Class N	April 30, 2016

Financial Highlights

	Six Months Ended 04/30/16 (unaudited)		Year Ended 10/31/15	Year Ended 10/31/14	Year Ended 10/31/13		Year Ended 10/31/12		Year Ended 10/31/11

Net Asset Value, Beginning of Period	$9.14		$9.49	$9.39	$8.68		$9.61		$9.41

Income from Investment Operations:
Net investment income	0.12	(a)	0.18	0.17	0.20		0.16		0.14
Net realized and unrealized gain (loss) on investments	(0.07)		(0.36)	0.09	0.86		0.11		0.56

Total from investment operations	0.05		(0.18)	0.26	1.06		0.27		0.70

Less Distributions:
Distributions from and in excess of net investment income	(0.13)		(0.17)	(0.16)	(0.20)		(0.16)		(0.13)
Distributions from net realized gain on investments	(0.04)		—	—	(0.15)		(1.04)		(0.37)

Total distributions	(0.17)		(0.17)	(0.16)	(0.35)		(1.20)		(0.50)

Net increase (decrease) in net asset value	(0.12)		(0.35)	0.10	0.71		(0.93)		0.20

Net Asset Value, End of Period	$9.02		$9.14	$9.49	$9.39		$8.68		$9.61

Total Return (b)	0.54	%(c)	(1.86)%	2.68%	12.60%		3.12%		7.69%

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$55,040		$84,994	$101,980	$101,663		$106,191		$48,365
Ratios of expenses to average net assets:
Before earnings credit, expense reimbursement and/or fee waiver, or recoupment by the Adviser	1.27	%(d)	1.19%	1.19%	1.23	%(e)	1.22	%(e)(f)	1.24	%(f)
After earnings credit, expense reimbursement and/or fee waiver, or recoupment by the Adviser	1.27	%(d)	1.19%	1.19%	1.23	%(e)	1.27	%(e)(f)	1.33	%(f)
Ratios of net investment income to average net assets:
Before earnings credit, expense reimbursement and/or fee waiver, or recoupment by the Adviser	2.64	%(d)	1.78%	1.81%	2.24%		1.82%		1.51%
After earnings credit, expense reimbursement and/or fee waiver, or recoupment by the Adviser	2.64	%(d)	1.78%	1.81%	2.24%		1.78%		1.41%
Portfolio Turnover	13.44	%(c)	33.30%	41.24%	77.70%		56.33%		87.37%

(a)	The selected per share data was calculated using the weighted average shares outstanding method for the period.
(b)	The total return is calculated using the Net Asset Value used for trading at the close of business at period end.
(c)	Not annualized.
(d)	Annualized.
(e)	Ratios of expenses to average net assets include Earnings Credits of less than 0.005% for each of the years ended October 31, 2013 and October 31, 2012, which is not included in the contractual expense limitation.
(f)	Ratios of expenses to average net assets include interest expense of less than 0.005% for each of the years ended October 31, 2012 and October 31, 2011, which is not included in the contractual expense limitation. The interest expense is a result of utilizing the line of credit, as discussed in Note H to the Financial Statements.

See accompanying Notes to Financial Statements.

126

Aston Funds

ASTON/Anchor Capital Enhanced Equity Fund – Class I	April 30, 2016

Financial Highlights

	Six Months Ended 04/30/16 (unaudited)		Year Ended 10/31/15	Year Ended 10/31/14	Year Ended 10/31/13		Year Ended 10/31/12		Year Ended 10/31/11

Net Asset Value, Beginning of Period	$9.15		$9.50	$9.40	$8.69		$9.62		$9.41

Income from Investment Operations:
Net investment income	0.13	(a)	0.19	0.18	0.22		0.18		0.16
Net realized and unrealized gain (loss) on investments	(0.07)		(0.35)	0.10	0.86		0.11		0.57

Total from investment operations	0.06		(0.16)	0.28	1.08		0.29		0.73

Less Distributions:
Distributions from and in excess of net investment income	(0.14)		(0.19)	(0.18)	(0.22)		(0.18)		(0.15)
Distributions from net realized gain on investments	(0.04)		—	—	(0.15)		(1.04)		(0.37)

Total distributions	(0.18)		(0.19)	(0.18)	(0.37)		(1.22)		(0.52)

Net increase (decrease) in net asset value	(0.12)		(0.35)	0.10	0.71		(0.93)		0.21

Net Asset Value, End of Period	$9.03		$9.15	$9.50	$9.40		$8.69		$9.62

Total Return (b)	0.68	%(c)	(1.60)%	2.94%	12.88%		3.46%		7.97%

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$48,720		$83,475	$108,985	$58,099		$71,618		$64,840
Ratios of expenses to average net assets:
Before earnings credit, expense reimbursement and/or fee waiver, or recoupment by the Adviser	1.02	%(d)	0.94%	0.94%	0.98	%(e)	0.97	%(e)(f)	0.99	%(f)
After earnings credit, expense reimbursement and/or fee waiver, or recoupment by the Adviser	1.02	%(d)	0.94%	0.94%	0.98	%(e)	1.02	%(e)(f)	1.08	%(f)
Ratios of net investment income to average net assets:
Before earnings credit, expense reimbursement and/or fee waiver, or recoupment by the Adviser	2.89	%(d)	2.03%	2.06%	2.49%		2.07%		1.76%
After earnings credit, expense reimbursement and/or fee waiver, or recoupment by the Adviser	2.89	%(d)	2.03%	2.06%	2.49%		2.03%		1.66%
Portfolio Turnover	13.44	%(c)	33.30%	41.24%	77.70%		56.33%		87.37%

(a)	The selected per share data was calculated using the weighted average shares outstanding method for the period.
(b)	The total return is calculated using the Net Asset Value used for trading at the close of business at period end.
(c)	Not annualized.
(d)	Annualized.
(e)	Ratios of expenses to average net assets include Earnings Credits of less than 0.005% for each of the years ended October 31, 2013 and October 31, 2012, which is not included in the contractual expense limitation.
(f)	Ratios of expenses to average net assets include interest expense of less than 0.005% for each of the years ended October 31, 2012 and October 31, 2011, which is not included in the contractual expense limitation. The interest expense is a result of utilizing the line of credit, as discussed in Note H to the Financial Statements.

See accompanying Notes to Financial Statements.

127

Aston Funds

ASTON/Lake Partners LASSO Alternatives Fund – Class N	April 30, 2016

Financial Highlights

	Six Months Ended 04/30/16 (unaudited)		Year Ended 10/31/15		Year Ended 10/31/14		Year Ended 10/31/13		Year Ended 10/31/12		Year Ended 10/31/11

Net Asset Value, Beginning of Period	$12.76		$13.64		$13.34		$12.39		$11.94		$11.97

Income from Investment Operations:
Net investment income (loss)	0.05	(a)	(0.04	)(a)	(0.07	)(a)	0.00	(a)(b)	0.04	(a)	(0.01	)(a)
Net realized and unrealized gain (loss) on investments	(0.25)		(0.34)		0.50	(c)	1.11		0.59		0.13

Total from investment operations	(0.20)		(0.38)		0.43		1.11		0.63		0.12

Less Distributions:
Distributions from and in excess of net investment income	—		(0.00	)(b)	(0.09)		(0.16)		(0.18)		(0.08)
Distributions from net realized gain on investments	(0.80)		(0.50)		(0.04)		—		—		(0.07)

Total distributions	(0.80)		(0.50)		(0.13)		(0.16)		(0.18)		(0.15)

Net increase (decrease) in net asset value	(1.00)		(0.88)		0.30		0.95		0.45		(0.03)

Net Asset Value, End of Period	$11.76		$12.76		$13.64		$13.34		$12.39		$11.94

Total Return (d)	(1.59	)%(e)	(2.87)%		3.27%		9.05%		5.34%		0.92%

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$35,864		$40,667		$44,386		$54,388		$33,719		$17,626
Ratios of expenses to average net assets:
Before earnings credit, expense reimbursement and/or fee waiver, or recoupment by the Adviser (f)	1.50	%(g)	1.43	%(h)	1.41%		1.43	%(i)	1.41	%(i)(j)	1.53%
After earnings credit, expense reimbursement and/or fee waiver, or recoupment by the Adviser (f)	1.40	%(g)	1.41	%(h)	1.43%		1.45	%(i)	1.45	%(i)(j)	1.45%
Ratios of net investment income (loss) to average net assets:
Before earnings credit, expense reimbursement and/or fee waiver, or recoupment by the Adviser	0.76	%(g)	(0.33)%		(0.51)%		(0.00	)%(b)	0.36	%(j)	(0.17)%
After earnings credit, expense reimbursement and/or fee waiver, or recoupment by the Adviser	0.86	%(g)	(0.31)%		(0.53)%		(0.03)%		0.32	%(j)	(0.10)%
Portfolio Turnover	17.66	%(e)	72.73%		45.91%		43.55%		45.60%		79.77%

(a)	The selected per share data was calculated using the weighted average shares outstanding method for the period.
(b)	Represents less than ($0.005) or $0.005 per share or less than 0.005%.
(c)	Includes capital contribution of less than $0.005 per share.
(d)	The total return is calculated using the Net Asset Value used for trading at the close of business at period end.
(e)	Not annualized.
(f)	Does not include expenses of the underlying funds in which the Fund invests.
(g)	Annualized.
(h)	Effective February 28, 2015, the contractual expense limitation was decreased from 1.45% to 1.40%, excluding interest, taxes, investment-related costs (such as brokerage commissions), extraordinary expenses and acquired fund fees and expenses.
(i)	Ratios of expenses to average net assets includes Earnings Credits of less than 0.005% for each of the years ended October 31, 2013 and October 31, 2012, which is not included in the contractual expense limitation.
(j)	Ratios of expenses and net investment income to average net assets include advisory fee waiver of less than 0.005% for the year ended October 31, 2012.

See accompanying Notes to Financial Statements.

128

Aston Funds

ASTON/Lake Partners LASSO Alternatives Fund – Class I	April 30, 2016

Financial Highlights

	Six Months Ended 04/30/16 (unaudited)		Year Ended 10/31/15		Year Ended 10/31/14		Year Ended 10/31/13		Year Ended 10/31/12		Year Ended 10/31/11

Net Asset Value, Beginning of Period	$12.81		$13.69		$13.38		$12.42		$11.97		$11.98

Income from Investment Operations:
Net investment income (loss)	0.07	(a)	(0.01	)(a)	(0.04	)(a)	0.03	(a)	0.07	(a)	0.02 (a)
Net realized and unrealized gain (loss) on investments	(0.26)		(0.33	)(b)	0.51	(b)	1.11		0.59		0.13

Total from investment operations	(0.19)		(0.34)		0.47		1.14		0.66		0.15

Less Distributions:
Distributions from and in excess of net investment income	(0.03)		(0.04)		(0.12)		(0.18)		(0.21)		(0.09)
Distributions from net realized gain on investments	(0.80)		(0.50)		(0.04)		—		—		(0.07)

Total distributions	(0.83)		(0.54)		(0.16)		(0.18)		(0.21)		(0.16)

Net increase (decrease) in net asset value	(1.02)		(0.88)		0.31		0.96		0.45		(0.01)

Net Asset Value, End of Period	$11.79		$12.81		$13.69		$13.38		$12.42		$11.97

Total Return (c)	(1.50	)%(d)	(2.62)%		3.56%		9.31%		5.56%		1.22%

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$92,690		$169,072		$477,157		$416,475		$253,343		$189,999
Ratios of expenses to average net assets:
Before earnings credit, expense reimbursement and/or fee waiver, or recoupment by the Adviser (e)	1.25	%(f)	1.18	%(g)	1.16%		1.18	%(h)	1.16	%(h)(i)	1.28%
After earnings credit, expense reimbursement and/or fee waiver, or recoupment by the Adviser (e)	1.15	%(f)	1.16	%(g)	1.18%		1.20	%(h)	1.20	%(h)(i)	1.20%
Ratios of net investment income (loss) to average net assets:
Before earnings credit, expense reimbursement and/or fee waiver, or recoupment by the Adviser	1.01	%(f)	(0.08)%		(0.26)%		0.25%		0.61	%(i)	0.08%
After earnings credit, expense reimbursement and/or fee waiver, or recoupment by the Adviser	1.11	%(f)	(0.06)%		(0.28)%		0.22%		0.57	%(i)	0.15%
Portfolio Turnover	17.66	%(d)	72.73%		45.91%		43.55%		45.60%		79.77%

(a)	The selected per share data was calculated using the weighted average shares outstanding method for the period.
(b)	Includes capital contribution of less than $0.005 per share.
(c)	The total return is calculated using the Net Asset Value used for trading at the close of business at period end.
(d)	Not annualized.
(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized.
(g)	Effective February 28, 2015, the contractual expense limitation was decreased from 1.20% to 1.15%, excluding interest, taxes, investment-related costs (such as brokerage commissions), extraordinary expenses and acquired fund fees and expenses.
(h)	Ratios of expenses to average net assets include Earnings Credits of less than 0.005% for each of the years ended October 31, 2013 and October 31, 2012, which is not included in the contractual expense limitation.
(i)	Ratios of expenses and net investment income to average net assets include advisory fee waiver of less than 0.005% for the year ended October 31, 2012.

See accompanying Notes to Financial Statements.

129

Aston Funds

ASTON/River Road Long-Short Fund – Class N	April 30, 2016

Financial Highlights

	Six Months Ended 04/30/16 (unaudited)		Year Ended 10/31/15		Year Ended 10/31/14	Year Ended 10/31/13		Year Ended 10/31/12	Period Ended 10/31/11(a)

Net Asset Value, Beginning of Period	$11.48		$11.35		$12.02	$10.73		$9.91	$10.00

Income from Investment Operations:
Net investment loss	(0.08	)(b)	(0.14	)(b)	(0.19)	(0.17	)(b)	(0.18)	(0.04	)(b)
Net realized and unrealized gain (loss) on investments	(0.10)		0.57		(0.19)	2.02		1.00	(0.05)

Total from investment operations	(0.18)		0.43		(0.38)	1.85		0.82	(0.09)

Less Distributions:
Distributions from net realized gain on investments	(0.38)		(0.30)		(0.29)	(0.56)		—	—

Total distributions	(0.38)		(0.30)		(0.29)	(0.56)		—	—

Net increase (decrease) in net asset value	(0.56)		0.13		(0.67)	1.29		0.82	(0.09)

Net Asset Value, End of Period	$10.92		$11.48		$11.35	$12.02		$10.73	$9.91

Total Return (c)	(1.60	)%(d)	3.79%		(3.27)%	18.14%		8.17%	(0.80	)%(d)

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$11,800		$27,983		$109,140	$108,966		$7,506	$4,594
Ratios of expenses to average net assets:
Before expense reimbursement and/or fee waiver, or recoupment by Adviser, including interest and dividend expense for securities sold short	3.57	%(e)	2.87%		2.53%	2.54%		5.03%	8.68	%(e)
After expense reimbursement and/or fee waiver, or recoupment by Adviser, including interest and dividend expense for securities sold short	3.36	%(e)	2.89%		2.58%	2.38%		3.11%	2.72	%(e)
After expense reimbursement and/or fee waiver, or recoupment by Adviser, excluding interest and dividend expense for securities sold short	1.70	%(e)	1.70%		1.70%	1.70%		1.70%	1.70	%(e)
Ratios of net investment loss to average net assets:
Before expense reimbursement and/or fee waiver, or recoupment by Adviser	(1.62	)%(e)	(1.16)%		(1.55)%	(1.62)%		(3.63)%	(6.80	)%(e)
After expense reimbursement and/or fee waiver, or recoupment by Adviser	(1.41	)%(e)	(1.19)%		(1.59)%	(1.46)%		(1.71)%	(0.84	)%(e)
Portfolio Turnover	149.37	%(d)	278.88%		303.04%	291.36%		277.72%	127.32	%(d)

(a)	The commencement of investment operations for River Road Long-Short Fund Class N shares was May 3, 2011.
(b)	The selected per share data was calculated using the weighted average shares outstanding method for the period.
(c)	The total return is calculated using the Net Asset Value used for trading at the close of business at period end.
(d)	Not annualized.
(e)	Annualized.

See accompanying Notes to Financial Statements.

130

Aston Funds

ASTON/River Road Long-Short Fund – Class I	April 30, 2016

Financial Highlights

	Six Months Ended 04/30/16 (unaudited)		Year Ended 10/31/15		Year Ended 10/31/14	Period Ended 10/31/13(a)
Net Asset Value, Beginning of Period	$11.56		$11.40		$12.05	$10.96

Income from Investment Operations:
Net investment loss	(0.06	)(b)	(0.11	)(b)	(0.16)	(0.10	)(b)
Net realized and unrealized gain (loss) on investments	(0.11)		0.57		(0.20)	1.19

Total from investment operations	(0.17)		0.46		(0.36)	1.09

Less Distributions:
Distributions from net realized gain on investments	(0.38)		(0.30)		(0.29)	—

Total distributions	(0.38)		(0.30)		(0.29)	—

Net increase (decrease) in net asset value	(0.55)		0.16		(0.65)	1.09

Net Asset Value, End of Period	$11.01		$11.56		$11.40	$12.05

Total Return (c)	(1.50	)%(d)	4.04%		(3.01)%	9.85	%(d)

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$31,371		$49,088		$110,271	$71,175
Ratios of expenses to average net assets:
Before expense reimbursement and/or fee waiver, or recoupment by Adviser, including interest and dividend expense for securities sold short	3.32	%(e)	2.62%		2.28%	2.20	%(e)
After expense reimbursement and/or fee waiver, or recoupment by Adviser, including interest and dividend expense for securities sold short	3.11	%(e)	2.64%		2.33%	2.10	%(e)
After expense reimbursement and/or fee waiver, or recoupment by Adviser, excluding interest and dividend expense for securities sold short	1.45	%(e)	1.45%		1.45%	1.45	%(e)
Ratios of net investment loss to average net assets:
Before expense reimbursement and/or fee waiver, or recoupment by Adviser	(1.37	)%(e)	(0.91)%		(1.30)%	(1.44	)%(e)
After expense reimbursement and/or fee waiver, or recoupment by Adviser	(1.16	)%(e)	(0.94)%		(1.34)%	(1.33	)%(e)
Portfolio Turnover	149.37	%(d)	278.88%		303.04%	291.36	%(d)

(a)	The commencement of investment operations for River Road Long-Short Fund Class I shares was March 1, 2013.
(b)	The selected per share data was calculated using the weighted average shares outstanding method for the period.
(c)	The total return is calculated using the Net Asset Value used for trading at the close of business at period end.
(d)	Not annualized.
(e)	Annualized.

See accompanying Notes to Financial Statements.

131

Aston Funds

ASTON/Barings International Fund – Class N	April 30, 2016

Financial Highlights

	Six Months Ended 04/30/16 (unaudited)		Year Ended 10/31/15	Year Ended 10/31/14	Year Ended 10/31/13	Year Ended 10/31/12	Year Ended 10/31/11

Net Asset Value, Beginning of Period	$6.21		$6.98	$7.81	$6.87	$6.81	$7.24

Income from Investment Operations:
Net investment income	0.04	(a)	0.05 (a)	0.14 (a)	0.11 (a)	0.10 (a)	0.07	(a)
Net realized and unrealized gain (loss) on investments	(0.29)		0.20	(0.31)	1.00	0.17	(0.37)

Total from investment operations	(0.25)		0.25	(0.17)	1.11	0.27	(0.30)

Less Distributions:
Distributions from and in excess of net investment income	(0.05)		(0.14)	(0.18)	(0.09)	(0.04)	(0.13)
Distributions from net realized gain on investments	(0.09)		(0.88)	(0.48)	(0.08)	(0.17)	—

Total distributions	(0.14)		(1.02)	(0.66)	(0.17)	(0.21)	(0.13)

Net increase (decrease) in net asset value	(0.39)		(0.77)	(0.83)	0.94	0.06	(0.43)

Net Asset Value, End of Period	$5.82		$6.21	$6.98	$7.81	$6.87	$6.81

Total Return (b)	(4.06	)%(c)	4.47%	(2.62)%	16.64%	4.28%	(4.22)%

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$442		$399	$331	$477	$421	$393
Ratios of expenses to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	2.16	%(d)	2.11%	1.95%	1.67%	1.60%	1.68	%(e)
After expense reimbursement and/or fee waiver by Adviser	1.40	%(d)	1.40%	1.40%	1.40%	1.40%	1.40	%(e)
Ratios of net investment income to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	0.49	%(d)	0.12%	1.42%	1.26%	1.30%	0.76	%(e)
After expense reimbursement and/or fee waiver by Adviser	1.26	%(d)	0.83%	1.97%	1.53%	1.50%	1.04	%(e)
Portfolio Turnover	8.89	%(c)	37.56%	53.14%	55.78%	33.48%	58.96%

(a)	The selected per share data was calculated using the weighted average shares outstanding method for the period.
(b)	The total return is calculated using the Net Asset Value used for trading at the close of business at period end.
(c)	Not annualized.
(d)	Annualized.
(e)	For the period November 1, 2010 through February 28, 2011, the Adviser voluntarily waived management fees and/or reimbursed expenses so that the net expense ratio did not exceed 1.40%, excluding interest, taxes, investment-related costs (such as brokerage commissions), extraordinary expenses and acquired fund fees and expenses. Effective March 1, 2011, the expense limitation became contractual and was decreased from 1.50% to 1.40%, excluding interest, taxes, investment-related costs (such as brokerage commissions), extraordinary expenses and acquired fund fees and expenses.

See accompanying Notes to Financial Statements.

132

Aston Funds

ASTON/Barings International Fund – Class I	April 30, 2016

Financial Highlights

	Six Months Ended 04/30/16 (unaudited)		Year Ended 10/31/15	Year Ended 10/31/14	Year Ended 10/31/13	Year Ended 10/31/12	Year Ended 10/31/11

Net Asset Value, Beginning of Period	$6.22		$6.99	$7.82	$6.89	$6.82	$7.26

Income from Investment Operations:
Net investment income	0.04	(a)	0.07 (a)	0.16 (a)	0.13 (a)	0.12 (a)	0.09	(a)
Net realized and unrealized gain (loss) on investments	(0.28)		0.20	(0.31)	0.99	0.18	(0.38)

Total from investment operations	(0.24)		0.27	(0.15)	1.12	0.30	(0.29)

Less Distributions:
Distributions from and in excess of net investment income	(0.07)		(0.16)	(0.20)	(0.11)	(0.06)	(0.15)
Distributions from net realized gain on investments	(0.09)		(0.88)	(0.48)	(0.08)	(0.17)	—

Total distributions	(0.16)		(1.04)	(0.68)	(0.19)	(0.23)	(0.15)

Net increase (decrease) in net asset value	(0.40)		(0.77)	(0.83)	0.93	0.07	(0.44)

Net Asset Value, End of Period	$5.82		$6.22	$6.99	$7.82	$6.89	$6.82

Total Return (b)	(3.95	)%(c)	4.78%	(2.37)%	16.72%	4.72%	(4.09)%

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$19,543		$20,338	$21,260	$37,507	$61,662	$52,390
Ratios of expenses to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	1.91	%(d)	1.86%	1.70%	1.42%	1.35%	1.43	%(e)
After expense reimbursement and/or fee waiver by Adviser	1.15	%(d)	1.15%	1.15%	1.15%	1.15%	1.15	%(e)
Ratios of net investment income to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	0.74	%(d)	0.37%	1.67%	1.51%	1.55%	1.01	%(e)
After expense reimbursement and/or fee waiver by Adviser	1.51	%(d)	1.08%	2.22%	1.78%	1.75%	1.29	%(e)
Portfolio Turnover	8.89	%(c)	37.56%	53.14%	55.78%	33.48%	58.96%

(a)	The selected per share data was calculated using the weighted average shares outstanding method for the period.
(b)	The total return is calculated using the Net Asset Value used for trading at the close of business at period end.
(c)	Not annualized.
(d)	Annualized.
(e)	For the period November 1, 2010 through February 28, 2011, the Adviser voluntarily waived management fees and/or reimbursed expenses so that the net expense ratio did not exceed 1.15%, excluding interest, taxes, investment related costs (such as brokerage commissions), extraordinary expenses and acquired fund fees and expenses. Effective March 1, 2011, the expense limitation became contractual and was decreased from 1.25% to 1.15%, excluding interest, taxes, investment-related costs (such as brokerage commissions), extraordinary expenses and acquired fund fees and expenses.

See accompanying Notes to Financial Statements.

133

Aston Funds

ASTON/Guardian Capital Global Dividend Fund – Class N	April 30, 2016

Financial Highlights

	Six Months Ended 04/30/16 (unaudited)		Year Ended 10/31/15	Period Ended 10/31/14(a)

Net Asset Value, Beginning of Period	$10.30		$10.51	$10.00

Income from Investment Operations:
Net investment income	0.12	(b)	0.24	0.13
Net realized and unrealized gain (loss) on investments	(0.25)		(0.23)	0.49

Total from investment operations	(0.13)		0.01	0.62

Less Distributions:
Distributions from and in excess of net investment income	(0.13)		(0.22)	(0.11)

Total Distributions	(0.13)		(0.22)	(0.11)

Net increase (decrease) in net asset value	(0.26)		(0.21)	0.51

Net Asset Value, End of Period	$10.04		$10.30	$10.51

Total Return (c)	(1.31	)%(d)	0.07%	6.17	%(d)

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$1,036		$1,054	$1,052
Ratios of expenses to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	3.68	%(e)	4.10%	5.21	%(e)
After expense reimbursement and/or fee waiver by Adviser	1.30	%(e)	1.30%	1.30	%(e)
Ratios of net investment income (loss) to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	(0.09	)%(e)	(0.53)%	(1.74	)%(e)
After expense reimbursement and/or fee waiver by Adviser	2.29	%(e)	2.28%	2.17	%(e)
Portfolio Turnover	24.77	%(d)	28.46%	15.97	%(d)

(a)	The commencement of investment operations for Guardian Capital Global Dividend Fund Class N shares was April 11, 2014.
(b)	The selected per share data was calculated using the weighted average shares outstanding method for the period.
(c)	The total return is calculated using the Net Asset Value used for trading at the close of business at period end.
(d)	Not annualized.
(e)	Annualized.

See accompanying Notes to Financial Statements.

134

Aston Funds

ASTON/Guardian Capital Global Dividend Fund – Class I	April 30, 2016

Financial Highlights

	Six Months Ended 04/30/16 (unaudited)		Year Ended 10/31/15	Period Ended 10/31/14(a)

Net Asset Value, Beginning of Period	$10.28		$10.52	$10.00

Income from Investment Operations:
Net investment income	0.13	(b)	0.27	0.14
Net realized and unrealized gain (loss) on investments	(0.24)		(0.25)	0.50

Total from investment operations	(0.11)		0.02	0.64

Less Distributions:
Distributions from and in excess of net investment income	(0.14)		(0.26)	(0.12)

Total Distributions	(0.14)		(0.26)	(0.12)

Net increase (decrease) in net asset value	(0.25)		(0.24)	0.52

Net Asset Value, End of Period	$10.03		$10.28	$10.52

Total Return (c)	(1.10	)%(d)	0.14%	6.39	%(d)

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$3,230		$3,292	$3,211
Ratios of expenses to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	3.43	%(e)	3.85%	4.96	%(e)
After expense reimbursement and/or fee waiver by Adviser	1.05	%(e)	1.05%	1.05	%(e)
Ratios of net investment income (loss) to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	0.16	%(e)	(0.28)%	(1.49	)%(e)
After expense reimbursement and/or fee waiver by Adviser	2.54	%(e)	2.52%	2.42	%(e)
Portfolio Turnover	24.77	%(d)	28.46%	15.97	%(d)

(a)	The commencement of investment operations for Guardian Capital Global Dividend Fund Class I shares was April 11, 2014.
(b)	The selected per share data was calculated using the weighted average shares outstanding method for the period.
(c)	The total return is calculated using the Net Asset Value used for trading at the close of business at period end.
(d)	Not annualized.
(e)	Annualized.

See accompanying Notes to Financial Statements.

135

Aston Funds

ASTON/LMCG Emerging Markets Fund – Class N	April 30, 2016

Financial Highlights

	Six Months Ended 04/30/16 (unaudited)		Year Ended 10/31/15	Year Ended 10/31/14	Period Ended 10/31/13(a)
Net Asset Value, Beginning of Period	$7.88		$9.55	$9.65	$10.00

Income from Investment Operations:
Net investment income	0.01	(b)	0.09 (b)	0.11	0.08	(b)
Net realized and unrealized loss on investments	(0.24)		(1.71)	(0.07)	(0.43)

Total from investment operations	(0.23)		(1.62)	0.04	(0.35)

Less Distributions:
Distributions from and in excess of net investment income	(0.08)		(0.05)	(0.14)	—

Total distributions	(0.08)		(0.05)	(0.14)	—

Net decrease in net asset value	(0.31)		(1.67)	(0.10)	(0.35)

Net Asset Value, End of Period	$7.57		$7.88	$9.55	$9.65

Total Return (c)	(2.83	)%(d)	(17.02)%	0.49%	(3.50	)%(d)

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$590		$605	$725	$675
Ratios of expenses to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	10.18	%(e)	6.27%	5.96%	7.24	%(e)
After expense reimbursement and/or fee waiver by Adviser	1.43	%(e)	1.43%	1.57%	1.65	%(e)
Ratios of net investment income (loss) to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	(8.59	)%(e)	(3.79)%	(3.24)%	(4.13	)%(e)
After expense reimbursement and/or fee waiver by Adviser	0.16	%(e)	1.05%	1.15%	1.46	%(e)
Portfolio Turnover	29.11	%(d)	64.35%	63.48%	101.96	%(d)

(a)	The commencement of investment operations for LMCG Emerging Markets Fund Class N shares was March 27, 2013.
(b)	The selected per share data was calculated using the weighted average shares outstanding method for the period.
(c)	The total return is calculated using the Net Asset Value used for trading at the close of business at period end.
(d)	Not annualized.
(e)	Annualized.

See accompanying Notes to Financial Statements.

136

Aston Funds

ASTON/LMCG Emerging Markets Fund – Class I	April 30, 2016

Financial Highlights

	Six Months Ended 04/30/16 (unaudited)		Year Ended 10/31/15	Year Ended 10/31/14	Period Ended 10/31/13 (a)

Net Asset Value, Beginning of Period	$7.91		$9.58	$9.67	$10.00

Income from Investment Operations:
Net investment income	0.01	(b)	0.12 (b)	0.14	0.10	(b)
Net realized and unrealized loss on investments	(0.23)		(1.72)	(0.07)	(0.43)

Total from investment operations	(0.22)		(1.60)	0.07	(0.33)

Less Distributions:
Distributions from and in excess of net investment income	(0.10)		(0.07)	(0.16)	—

Total distributions	(0.10)		(0.07)	(0.16)	—

Net decrease in net asset value	(0.32)		(1.67)	(0.09)	(0.33)

Net Asset Value, End of Period	$7.59		$7.91	$9.58	$9.67

Total Return (c)	(2.67	)%(d)	(16.77)%	0.79%	(3.30	)%(d)

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$819		$1,449	$3,188	$3,307
Ratios of expenses to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	9.93	%(e)	6.02%	5.71%	6.99	%(e)
After expense reimbursement and/or fee waiver by Adviser	1.18	%(e)	1.18%	1.33%	1.40	%(e)
Ratios of net investment income (loss) to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	(8.34	)%(e)	(3.54)%	(2.99)%	(3.88	)%(e)
After expense reimbursement and/or fee waiver by Adviser	0.41	%(e)	1.30%	1.40%	1.71	%(e)
Portfolio Turnover	29.11	%(d)	64.35%	63.48%	101.96	%(d)

(a)	The commencement of investment operations for LMCG Emerging Markets Fund Class I shares was March 27, 2013.
(b)	The selected per share data was calculated using the weighted average shares outstanding method for the period.
(c)	The total return is calculated using the Net Asset Value used for trading at the close of business at period end.
(d)	Not annualized.
(e)	Annualized.

See accompanying Notes to Financial Statements.

137

Aston Funds

ASTON/Pictet International Fund – Class N	April 30, 2016

Financial Highlights

	Six Months Ended 04/30/16 (unaudited)		Year Ended 10/31/15	Period Ended 10/31/14(a)
Net Asset Value, Beginning of Period	$9.56		$9.34	$10.00

Income from Investment Operations:
Net investment income	0.10	(b)	0.10 (b)	0.09
Net realized and unrealized gain (loss) on investments	(0.09)		0.17 (c)	(0.75)

Total from investment operations	0.01		0.27	(0.66)

Less Distributions:
Distributions from and in excess of net investment income	(0.02)		(0.03)	—
Distributions from net realized gain on investments	(0.06)		(0.02)	—

Total distributions	(0.08)		(0.05)	—

Net increase (decrease) in net asset value	(0.07)		0.22	(0.66)

Net Asset Value, End of Period	$9.49		$9.56	$9.34

Total Return (d)	0.15	%(c)(e)	3.02%	(6.60	)%(e)

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$142		$1,056	$984
Ratios of expenses to average net assets:
Before expense reimbursement and/or fee waiver, or recoupment by Adviser	1.33	%(f)	1.92%	3.26	%(f)
After expense reimbursement and/or fee waiver, or recoupment by Adviser	1.40	%(f)	1.40%	1.40	%(f)
Ratios of net investment income (loss) to average net assets:
Before expense reimbursement and/or fee waiver, or recoupment by Adviser	2.29	%(f)	0.53%	(0.25	)%(f)
After expense reimbursement and/or fee waiver, or recoupment by Adviser	2.22	%(f)	1.06%	1.61	%(f)
Portfolio Turnover	26.73	%(e)	53.26%	25.82	%(e)

(a)	The commencement of investment operations for Pictet International Fund Class N shares was April 11, 2014.
(b)	The selected per share data was calculated using the weighted average shares outstanding method for the period.
(c)	Includes capital contribution of $0.01 per share.
(d)	The total return is calculated using the Net Asset Value used for trading at the close of business at period end.
(e)	Not annualized.
(f)	Annualized.

See accompanying Notes to Financial Statements.

138

Aston Funds

ASTON/Pictet International Fund – Class I	April 30, 2016

Financial Highlights

	Six Months Ended 04/30/16 (unaudited)		Year Ended 10/31/15	Period Ended 10/31/14(a)

Net Asset Value, Beginning of Period	$9.60		$9.36	$10.00

Income from Investment Operations:
Net investment income	0.11	(b)	0.12 (b)	0.10
Net realized and unrealized gain (loss) on investments	(0.10)		0.19 (c)	(0.74)

Total from investment operations	0.01		0.31	(0.64)

Less Distributions:
Distributions from and in excess of net investment income	(0.04)		(0.05)	—
Distributions from net realized gain on investments	(0.06)		(0.02)	—

Total distributions	(0.10)		(0.07)	—

Net increase (decrease) in net asset value	(0.09)		0.24	(0.64)

Net Asset Value, End of Period	$9.51		$9.60	$9.36

Total Return (d)	0.20	%(c)(e)	3.43%	(6.40	)%(e)

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$900,225		$49,803	$8,467
Ratios of expenses to average net assets:
Before expense reimbursement and/or fee waiver, or recoupment by Adviser	1.08	%(f)	1.67%	3.01	%(f)
After expense reimbursement and/or fee waiver, or recoupment by Adviser	1.15	%(f)	1.15%	1.15	%(f)
Ratios of net investment income to average net assets:
Before expense reimbursement and/or fee waiver, or recoupment by Adviser	2.54	%(f)	0.78%	0	%(f)(g)
After expense reimbursement and/or fee waiver, or recoupment by Adviser	2.47	%(f)	1.31%	1.86	%(f)
Portfolio Turnover	26.73	%(e)	53.26%	25.82	%(e)

(a)	The commencement of investment operations for Pictet International Fund Class I shares was April 11, 2014.
(b)	The selected per share data was calculated using the weighted average shares outstanding method for the period.
(c)	Includes capital contribution of $0.01 per share.
(d)	The total return is calculated using the Net Asset Value used for trading at the close of business at period end.
(e)	Not annualized.
(f)	Annualized.
(g)	Represents less than 0.005%.

See accompanying Notes to Financial Statements.

139

Aston Funds

ASTON/Value Partners Asia Dividend Fund – Class N	April 30, 2016

Financial Highlights

	Period Ended 04/30/16(a) (unaudited)
Net Asset Value, Beginning of Period	$10.00

Income from Investment Operations:
Net investment income	0.02	(b)
Net realized and unrealized gain on investments	0.12

Total from investment operations	0.14

Net increase in net asset value	0.14

Net Asset Value, End of Period	$10.14

Total Return (c)	1.50	%(d)

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$761
Ratios of expenses to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	4.57	%(e)
After expense reimbursement and/or fee waiver by Adviser	1.40	%(e)
Ratios of net investment income (loss) to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	(2.57	)%(e)
After expense reimbursement and/or fee waiver by Adviser	0.60	%(e)
Portfolio Turnover	18.12	%(d)

(a)	The commencement of investment operations for Value Partners Asia Dividend Fund Class N shares was December 16, 2015.
(b)	The selected per share data was calculated using the weighted average shares outstanding method for the period.
(c)	The total return is calculated using the Net Asset Value used for trading at the close of business at period end.
(d)	Not annualized.
(e)	Annualized.

See accompanying Notes to Financial Statements.

140

Aston Funds

ASTON/Value Partners Asia Dividend Fund – Class I	April 30, 2016

Financial Highlights

	Period Ended 04/30/16(a) (unaudited)
Net Asset Value, Beginning of Period	$10.00

Income from Investment Operations:
Net investment income	0.03	(b)
Net realized and unrealized gain on investments	0.12

Total from investment operations	0.15

Net increase in net asset value	0.15

Net Asset Value, End of Period	$10.15

Total Return (c)	1.50	%(d)

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$6,854
Ratios of expenses to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	4.32	%(e)
After expense reimbursement and/or fee waiver by Adviser	1.15	%(e)
Ratios of net investment income (loss) to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	(2.32	)%(e)
After expense reimbursement and/or fee waiver by Adviser	0.85	%(e)
Portfolio Turnover	18.12	%(d)

(a)	The commencement of investment operations for Value Partners Asia Dividend Fund Class I shares was December 16, 2015.
(b)	The selected per share data was calculated using the weighted average shares outstanding method for the period.
(c)	The total return is calculated using the Net Asset Value used for trading at the close of business at period end.
(d)	Not annualized.
(e)	Annualized.

See accompanying Notes to Financial Statements.

141

Aston Funds

ASTON/Harrison Street Real Estate Fund – Class N	April 30, 2016

Financial Highlights

	Six Months Ended 04/30/16 (unaudited)		Year Ended 10/31/15	Year Ended 10/31/14	Year Ended 10/31/13	Year Ended 10/31/12		Year Ended 10/31/11

Net Asset Value, Beginning of Period	$12.78		$12.63	$11.29	$10.49	$8.97		$8.16

Income from Investment Operations:
Net investment income	0.08	(a)	0.17 (a)	0.10 (a)	0.17 (a)	0.15	(a)	0.15	(a)
Net realized and unrealized gain on investments	0.62		0.13	1.37	0.79 (b)	1.44		0.79

Total from investment operations	0.70		0.30	1.47	0.96	1.59		0.94

Less Distributions:
Distributions from and in excess of net investment income	(0.15)		(0.15)	(0.13)	(0.16)	(0.07)		(0.13)

Total distributions	(0.15)		(0.15)	(0.13)	(0.16)	(0.07)		(0.13)

Net increase in net asset value .	0.55		0.15	1.34	0.80	1.52		0.81

Net Asset Value, End of Period	$13.33		$12.78	$12.63	$11.29	$10.49		$8.97

Total Return (c)	5.48	%(d)	2.38%	13.19%	9.30%	17.85%		11.66%

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$9,728		$10,408	$12,852	$13,093	$10,381		$6,287
Ratios of expenses to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	2.39	%(e)	2.20%	2.16%	2.22%	2.36%		1.61	%(f)
After expense reimbursement and/or fee waiver by Adviser	1.37	%(e)	1.37%	1.37%	1.37%	1.37%		1.29	%(f)
Ratios of net investment income to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	0.24	%(e)	0.51%	0.08%	0.67%	0.53%		1.36%
After expense reimbursement and/or fee waiver by Adviser	1.26	%(e)	1.34%	0.87%	1.52%	1.52%		1.68%
Portfolio Turnover	41.94	%(d)	150.16%	162.93%	159.14%	86.62	%(g)	143.86%

(a)	The selected per share data was calculated using the weighted average shares outstanding method for the period.
(b)	Includes capital contribution of less than $0.005 per share.
(c)	The total return is calculated using the Net Asset Value used for trading at the close of business at period end.
(d)	Not annualized.
(e)	Annualized.
(f)	Ratios of expenses to average net assets include interest expense of less than 0.005% for the year ended October 31, 2011, which is not included in the contractual expense limitation. The interest expense is a result of utilizing the line of credit as discussed in Note H to the Financial Statements.
(g)	Portfolio turnover rate excludes securities delivered from processing a redemption in-kind.

See accompanying Notes to Financial Statements.

142

Aston Funds

ASTON/Harrison Street Real Estate Fund – Class I	April 30, 2016

Financial Highlights

	Six Months Ended 04/30/16 (unaudited)		Year Ended 10/31/15	Year Ended 10/31/14	Year Ended 10/31/13	Year Ended 10/31/12		Year Ended 10/31/11

Net Asset Value, Beginning of Period	$12.72		$12.57	$11.24	$10.44	$8.92		$8.12

Income from Investment Operations:
Net investment income	0.10	(a)	0.20 (a)	0.13 (a)	0.20 (a)	0.15	(a)	0.16	(a)
Net realized and unrealized gain on investments	0.61		0.14	1.35	0.79 (b)	1.46		0.79

Total from investment operations	0.71		0.34	1.48	0.99	1.61		0.95

Less Distributions:
Distributions from and in excess of net investment income	(0.18)		(0.19)	(0.15)	(0.19)	(0.09)		(0.15)

Total distributions	(0.18)		(0.19)	(0.15)	(0.19)	(0.09)		(0.15)

Net increase in net asset value .	0.53		0.15	1.33	0.80	1.52		0.80

Net Asset Value, End of Period	$13.25		$12.72	$12.57	$11.24	$10.44		$8.92

Total Return (c)	5.60	%(d)	2.65%	13.45%	9.58%	18.16%		11.82%

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$516		$507	$732	$532	$166		$32,925
Ratios of expenses to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	2.14	%(e)	1.95%	1.91%	1.97%	2.11%		1.44	%(f)
After expense reimbursement and/or fee waiver by Adviser	1.12	%(e)	1.12%	1.12%	1.12%	1.12%		1.12	%(f)
Ratios of net investment income to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	0.49	%(e)	0.76%	0.33%	0.92%	0.78%		1.53%
After expense reimbursement and/or fee waiver by Adviser	1.51	%(e)	1.59%	1.12%	1.77%	1.77%		1.85%
Portfolio Turnover	41.94	%(d)	150.16%	162.93%	159.14%	86.62	%(g)	143.86%

(a)	The selected per share data was calculated using the weighted average shares outstanding method for the period.
(b)	Includes capital contribution of less than $0.005 per share.
(c)	The total return is calculated using the Net Asset Value used for trading at the close of business at period end.
(d)	Not annualized.
(e)	Annualized.
(f)	Ratios of expenses to average net assets include interest expense of less than 0.005% for the year ended October 31, 2011, which is not included in the contractual expense limitation. The interest expense is a result of utilizing the line of credit as discussed in Note H to the Financial Statements.
(g)	Portfolio turnover rate excludes securities delivered from processing a redemption in-kind.

See accompanying Notes to Financial Statements.

143

Aston Funds

ASTON/Montag & Caldwell Balanced Fund – Class N	April 30, 2016

Financial Highlights

	Six Months Ended 04/30/16 (unaudited)		Year Ended 10/31/15	Year Ended 10/31/14	Year Ended 10/31/13	Year Ended 10/31/12	Year Ended 10/31/11

Net Asset Value, Beginning of Period	$23.83		$24.68	$23.81	$21.46	$20.09	$19.13

Income from Investment Operations:
Net investment income	0.05	(a)	0.10 (a)	0.12 (a)	0.21 (a)	0.16 (a)	0.15	(a)
Net realized and unrealized gain (loss) on investments	(0.13)		1.31	1.70	2.43	1.45	1.03

Total from investment operations	(0.08)		1.41	1.82	2.64	1.61	1.18

Less Distributions:
Distributions from and in excess of net investment income	(0.07)		(0.18)	(0.21)	(0.29)	(0.24)	(0.22)
Distributions from net realized gain on investments	(1.04)		(2.08)	(0.74)	—	—	—

Total distributions	(1.11)		(2.26)	(0.95)	(0.29)	(0.24)	(0.22)

Net increase (decrease) in net asset value.	(1.19)		(0.85)	0.87	2.35	1.37	0.96

Net Asset Value, End of Period	$22.64		$23.83	$24.68	$23.81	$21.46	$20.09

Total Return (b)	(0.38	)%(c)	6.01%	7.83%	12.40%	8.03%	6.20%

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$37,151		$26,607	$20,446	$22,425	$31,536	$23,315
Ratios of expenses to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	1.29	%(d)	1.44%	1.43%	1.37%	1.42%	1.57	%(e)
After expense reimbursement and/or fee waiver by Adviser	1.20	%(d)	1.20%	1.20%	1.20%	1.22%	1.35	%(e)
Ratios of net investment income to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	0.32	%(d)	0.19%	0.26%	0.77%	0.57%	0.53%
After expense reimbursement and/or fee waiver by Adviser	0.41	%(d)	0.43%	0.50%	0.94%	0.77%	0.76%
Portfolio Turnover	23.46	%(c)	35.78%	27.43%	34.62%	35.48%	40.31%

(a)	The selected per share data was calculated using the weighted average shares outstanding method for the period.
(b)	The total return is calculated using the Net Asset Value used for trading at the close of business at period end.
(c)	Not annualized.
(d)	Annualized.
(e)	Ratios of expenses to average net assets include interest expense of less than 0.005% for the year ended October 31, 2011, which is not included in the voluntary expense limitation. The interest expense is a result of utilizing the line of credit as discussed in Note H to the Financial Statements.

See accompanying Notes to Financial Statements.

144

Aston Funds

ASTON/Montag & Caldwell Balanced Fund – Class I	April 30, 2016

Financial Highlights

	Six Months Ended 04/30/16 (unaudited)		Year Ended 10/31/15	Year Ended 10/31/14	Year Ended 10/31/13	Year Ended 10/31/12	Year Ended 10/31/11

Net Asset Value, Beginning of Period	$23.75		$24.60	$23.76	$21.41	$20.05	$19.08

Income from Investment Operations:
Net investment income	0.06	(a)	0.12 (a)	0.14 (a)	0.23 (a)	0.19 (a)	0.20	(a)
Net realized and unrealized gain (loss) on investments	(0.13)		1.31	1.70	2.43	1.44	1.04

Total from investment operations	(0.07)		1.43	1.84	2.66	1.63	1.24

Less Distributions:
Distributions from and in excess of net investment income	(0.08)		(0.20)	(0.26)	(0.31)	(0.27)	(0.27)
Distributions from net realized gain on investments	(1.04)		(2.08)	(0.74)	—	—	—

Total distributions	(1.12)		(2.28)	(1.00)	(0.31)	(0.27)	(0.27)

Net increase (decrease) in net asset value .	(1.19)		(0.85)	0.84	2.35	1.36	0.97

Net Asset Value, End of Period	$22.56		$23.75	$24.60	$23.76	$21.41	$20.05

Total Return (b)	(0.33	)%(c)	6.13%	7.92%	12.53%	8.14%	6.52%

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$3,474		$3,518	$1,934	$1,839	$1,930	$1,415
Ratios of expenses to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	1.19	%(d)	1.34%	1.33%	1.27%	1.30%	1.32	%(e)
After expense reimbursement and/or fee waiver by Adviser	1.10	%(d)	1.10%	1.10%	1.10%	1.10%	1.10	%(e)
Ratios of net investment income to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	0.42	%(d)	0.29%	0.36%	0.87%	0.69%	0.79%
After expense reimbursement and/or fee waiver by Adviser	0.51	%(d)	0.53%	0.60%	1.04%	0.89%	1.02%
Portfolio Turnover	23.46	%(c)	35.78%	27.43%	34.62%	35.48%	40.31%

(a)	The selected per share data was calculated using the weighted average shares outstanding method for the period.
(b)	The total return is calculated using the Net Asset Value used for trading at the close of business at period end.
(c)	Not annualized.
(d)	Annualized.
(e)	Ratios of expenses to average net assets include interest expense of less than 0.005% for the year ended October 31, 2011, which is not included in the voluntary expense limitation. The interest expense is a result of utilizing the line of credit as discussed in Note H to the Financial Statements.

See accompanying Notes to Financial Statements.

145

Aston Funds

April 30, 2016

Notes to Financial Statements (unaudited)

Note (A) Fund Organization: Aston Funds (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated September 10, 1993. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company with 27 separate portfolios (each, a “Fund”, and collectively, the “Funds”) as of April 30, 2016.

Aston Asset Management, LLC (“Aston” or the “Adviser”), the investment adviser and the administrator, manages each Fund by retaining one or more subadvisers (each, a “Subadviser”) to manage each Fund’s portfolio on a subadvisory basis. The following 27 funds of the Trust are included in these financial statements:

ASTON/Cornerstone Large Cap Value Fund (the “Cornerstone Large Cap Value Fund”)
ASTON/Fairpointe Focused Equity Fund (the “Fairpointe Focused Equity Fund”)
ASTON/River Road Focused Absolute Value Fund (the “River Road Focused Absolute Value Fund”)
ASTON/Herndon Large Cap Value Fund (the “Herndon Large Cap Value Fund”)
ASTON/Montag & Caldwell Growth Fund (the “Montag & Caldwell Growth Fund”)
ASTON/River Road Dividend All Cap Value Fund (the “River Road Dividend All Cap Value Fund”)
ASTON/River Road Dividend All Cap Value Fund II (the “River Road Dividend All Cap Value Fund II”)
ASTON/Fairpointe Mid Cap Fund (the “Fairpointe Mid Cap Fund”)
ASTON/Montag & Caldwell Mid Cap Growth Fund (the “Montag & Caldwell Mid Cap Growth Fund”)
ASTON/LMCG Small Cap Growth Fund (the “LMCG Small Cap Growth Fund”)
ASTON/River Road Independent Value Fund (the “River Road Independent Value Fund”)
ASTON/River Road Select Value Fund (the “River Road Select Value Fund”)
ASTON/River Road Small Cap Value Fund (the “River Road Small Cap Value Fund”)
ASTON/Silvercrest Small Cap Fund (the “Silvercrest Small Cap Fund”)
ASTON Small Cap Fund (the “Small Cap Fund”) (formerly, ASTON/TAMRO Small Cap Fund)
ASTON/DoubleLine Core Plus Fixed Income Fund (the “DoubleLine Core Plus Fixed Income Fund”)
ASTON/TCH Fixed Income Fund (the “TCH Fixed Income Fund”)
ASTON/Anchor Capital Enhanced Equity Fund (the “Anchor Capital Enhanced Equity Fund”)
ASTON/Lake Partners LASSO Alternatives Fund (the “Lake Partners LASSO Alternatives Fund”)
ASTON/River Road Long-Short Fund (the “River Road Long-Short Fund”)

Funds
ASTON/Barings International Fund (the “Barings International Fund”)
ASTON/Guardian Capital Global Dividend Fund (the “Guardian Capital Global Dividend Fund”)
ASTON/LMCG Emerging Markets Fund (the “LMCG Emerging Markets Fund”)
ASTON/Pictet International Fund (the “Pictet International Fund”)
ASTON/Value Partners Asia Dividend Fund (the “Value Partners Asia Dividend Fund”)
ASTON/Harrison Street Real Estate Fund (the “Harrison Street Real Estate Fund”)
ASTON/Montag & Caldwell Balanced Fund (the “Montag & Caldwell Balanced Fund”)

Each Fund, except Montag & Caldwell Growth Fund, is authorized to issue two classes of shares (Class N shares and Class I shares). Montag & Caldwell Growth Fund is authorized to issue three classes of shares (Class N shares, Class I shares and Class R shares). Each class of shares is substantially the same except that certain classes of shares bear class specific expenses that include distribution and services fees.

The investment objectives of the Funds are as follows:

Cornerstone Large Cap Value Fund Total return through long-term capital appreciation and current income.
Fairpointe Focused Equity Fund Long-term total return through capital appreciation.
River Road Focused Absolute Value Fund Long-term capital appreciation.
Herndon Large Cap Value Fund Long-term capital appreciation.
Montag & Caldwell Growth Fund Long-term capital appreciation, and secondarily, current income, by investing primarily in common stocks and convertible securities.
River Road Dividend All Cap Value Fund High current income, and secondarily, long-term capital appreciation.
River Road Dividend All Cap Value Fund II Long-term capital appreciation and high current income.
Fairpointe Mid Cap Fund Long-term total return through capital appreciation by investing primarily in common and preferred stocks and convertible securities.
Montag & Caldwell Mid Cap Growth Fund Long-term capital appreciation, and secondarily, current income, by investing primarily in common stocks and convertible securities.
LMCG Small Cap Growth Fund Long-term capital appreciation.
River Road Independent Value Fund Long-term total return.
River Road Select Value Fund Long-term capital appreciation.

146

Aston Funds

April 30, 2016

Notes to Financial Statements (unaudited) – continued

River Road Small Cap Value Fund Long-term capital appreciation.
Silvercrest Small Cap Fund Long-term capital appreciation.
Small Cap Fund Long-term capital appreciation.
DoubleLine Core Plus Fixed Income Fund Maximize total return.
TCH Fixed Income Fund High current income consistent with prudent risk of capital.
Anchor Capital Enhanced Equity Fund Total return through a combination of a high level of current income and capital appreciation.
Lake Partners LASSO Alternatives Fund Long term total return with reduced correlation to the conventional stock and bond markets.
River Road Long-Short Fund Absolute return while minimizing volatility over a full market cycle.
Barings International Fund Total return.
Guardian Capital Global Dividend Fund Long-term capital appreciation and current income.
LMCG Emerging Markets Fund Long-term capital appreciation.
Pictet International Fund Capital appreciation.
Value Partners Asia Dividend Fund Capital appreciation and current income.
Harrison Street Real Estate Fund Total return through a combination of growth and income.
Montag & Caldwell Balanced Fund Long-term total return.

Note (B) Summary of Significant Accounting Policies: The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America.

(1) Valuation of Investments: Equity securities, closed-end funds, exchange-traded funds, index options traded on a national securities exchange, and over-the-counter securities listed on the NASDAQ National Market System are valued at the last sale price or the NASDAQ Official Closing Price (“NOCP”), if applicable. If no last sale price or NOCP, if applicable, is reported, the last quoted bid price may be used. Fixed income securities, except short-term investments, are valued on the basis of mean prices provided by an independent pricing service when such prices are believed by the Adviser to reflect the current market value of such securities, in accordance with guidelines adopted by the Board of Trustees of the Trust (the “Board”). The pricing service provider may employ methodologies that utilize actual market transactions, broker-dealer supplied valuations, or other techniques. Such techniques generally consider factors such as composite security prices, yields, maturities, call features, credit ratings and developments relating to specific securities, in arriving at valuations. If accurate market quotations are not available, securities are valued at fair values in accordance with guidelines adopted by the Board. Short-term investments, that is, those with maturities of 60 days or less, are valued at amortized cost, which approximates fair market value. Repurchase agreements are valued at cost. Investments in money market funds and other mutual funds are valued at the net asset value (“NAV”) at the date of valuation. Foreign equity securities are valued at the last official closing price on the primary exchange where the security is traded. With respect to foreign equity securities and certain foreign fixed income securities, the Board has adopted a policy that securities held in a Fund that can be fair valued by the applicable fair value pricing service are fair valued on each business day provided that each individual price exceeds a pre-established confidence level.

Fair Value Measurements - The inputs and valuation techniques used to measure fair value of the Funds’ net assets are summarized into three levels as described in the hierarchy below:

• Level 1 –	unadjusted quoted prices in active markets for identical assets or liabilities
• Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 –	significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

147

Aston Funds

April 30, 2016

Notes to Financial Statements (unaudited) – continued

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out of the levels are recognized at the market value at the end of the period. The summary of each Fund’s investments that are measured at fair value by Level within the fair value hierarchy as of April 30, 2016 is as follows:

Funds	Total Value	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs

Cornerstone Large Cap Value Fund
Assets
Investments in Securities*	$80,917,986	$80,917,986	$—	$—

Fairpointe Focused Equity Fund
Assets
Investments in Securities*	$6,718,757	$6,718,757	$—	$—

River Road Focused Absolute Value Fund
Assets
Investments in Securities*	$7,973,924	$7,973,924	$—	$—

Herndon Large Cap Value Fund
Assets
Investments in Securities*	$86,504,142	$86,504,142	$—	$—

Montag & Caldwell Growth Fund
Assets
Investments in Securities*	$1,609,904,757	$1,609,904,757	$—	$—

River Road Dividend All Cap Value Fund
Assets
Investments in Securities*	$709,714,325	$709,714,325	$—	$—

River Road Dividend All Cap Value Fund II
Assets
Investments in Securities*	$118,456,912	$118,456,912	$—	$—

Fairpointe Mid Cap Fund
Assets
Investments in Securities*	$3,807,937,628	$3,807,937,628	$—	$—

Montag & Caldwell Mid Cap Growth Fund
Assets
Investments in Securities*	$10,596,467	$10,596,467	$—	$—

LMCG Small Cap Growth Fund
Assets
Consumer Discretionary	$25,934,506	$25,934,506	$—	$—
Consumer Staples	5,974,351	5,974,351	—	—
Financials	4,506,934	4,506,934	—	—
Healthcare	43,895,841	43,895,841	—	—
Industrials	13,780,145	13,780,145	—	—
Information Technology	45,633,876	45,633,876	—	—
Materials	6,662,338	6,662,338	—	—
Telecommunication Services	1,978,541	1,978,541	—	—
Rights	996	—	—	996
Investment Company*	1,964,356	1,964,356	—	—

Total	$150,331,884	$150,330,888	$—	$996

River Road Independent Value Fund
Assets
Investments in Securities*	$400,085,991	$400,085,991	$—	$—

River Road Select Value Fund
Assets
Investments in Securities*	$46,173,165	$46,173,165	$—	$—

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Funds	Total Value	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs

River Road Small Cap Value Fund
Assets
Common Stocks
Consumer Discretionary	$55,112,276	$50,317,262	$4,795,014	$—
Consumer Staples	8,135,515	8,135,515	—	—
Energy	12,882,662	9,644,682	3,237,980	—
Financials	46,492,687	46,492,687	—	—
Healthcare	8,179,707	8,179,707	—	—
Industrials	65,606,842	65,606,842	—	—
Information Technology	39,163,957	34,262,365	4,901,592	—
Telecommunication Services	6,037,603	6,037,603	—	—

Total Common Stocks	241,611,249	228,676,663	12,934,586	—
Investment Company*	15,210,777	15,210,777	—	—

Total	$256,822,026	$243,887,440	$12,934,586	$—

Silvercrest Small Cap Fund
Assets
Investments in Securities*	$177,103,182	$177,103,182	$—	$—

Small Cap Fund
Assets
Investments in Securities*	$109,848,467	$109,848,467	$—	$—

DoubleLine Core Plus Fixed Income Fund
Assets
Corporate Notes and Bonds**	$206,842,379	$—	$206,842,379	$—
Collateralized Mortgage and Asset-Backed Securities	94,059,089	—	94,059,089	—
U.S. Government and Agency Obligations**	300,631,757	—	300,631,757	—
Other Mortgage and Asset-Backed Securities	45,777,293	—	45,777,293	—
Municipal Bonds	1,212,665	—	1,212,665	—
Foreign Government Bonds and Notes	3,636,450	—	3,636,450	—
Investment Companies*	66,725,927	66,725,927	—	—

Total	$718,885,560	$66,725,927	$652,159,633	$—

TCH Fixed Income Fund
Assets
Corporate Notes and Bonds**	$16,363,717	$—	$16,363,717	$—
U.S. Government and Agency Obligations**	21,202,055	—	21,202,055	—
Commercial Mortgage-Backed Security	274,458	—	274,458	—
Foreign Government Bond	468,125	—	468,125	—
Investment Company*	1,093,027	1,093,027	—	—

Total	$39,401,382	$1,093,027	$38,308,355	$—

Anchor Capital Enhanced Equity Fund
Assets
Common Stocks*	$106,255,670	$106,255,670	$—	$—
Purchased Options	1,280,000	1,280,000	—	—
Investment Company*	2,007,042	2,007,042	—	—

Total Assets	109,542,712	109,542,712	—	—

Liabilities
Written Options	(5,340,533)	(5,340,533)	—	—

Total Liabilities	(5,340,533)	(5,340,533)	—	—

Total	$104,202,179	$104,202,179	$—	$—

Lake Partners LASSO Alternative Fund
Assets
Investments in Securities*	$129,320,873	$129,320,873	$—	$—

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Funds	Total Value	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs

River Road Long-Short Fund
Assets
Investments in Securities*	$61,546,106	$61,546,106	$—	$—

Total Assets	61,546,106	61,546,106	—	—

Liabilities
Common Stocks*	(14,460,451)	(14,460,451)	—	—

Total Liabilities	(14,460,451)	(14,460,451)	—	—

Total	$47,085,655	$47,085,655	$—	$—

Barings International Fund
Assets
Common Stocks
Australia	$819,941	$—	$819,941	$—
Belgium	168,801	—	168,801	—
China	130,044	—	130,044	—
France	1,764,451	—	1,764,451	—
Germany	2,230,422	—	2,230,422	—
Hong Kong	283,670	—	283,670	—
Japan	5,013,926	36,945	4,976,981	—
Netherlands	1,902,106	284,370	1,617,736	—
Spain	361,065	—	361,065	—
Sweden	363,911	—	363,911	—
Switzerland	1,352,352	—	1,352,352	—
Taiwan	325,542	325,542	—	—
United Kingdom	4,708,320	—	4,708,320	—

Total Common Stocks	19,424,551	646,857	18,777,694	—
Investment Company*	405,382	405,382	—	—

Total	$19,829,933	$1,052,239	$18,777,694	$—

Guardian Capital Global Dividend Fund
Assets
Common Stocks
Australia	$159,154	$—	$159,154	$—
Belgium	124,291	81,959	42,332	—
Bermuda	29,590	29,590	—	—
Canada	41,125	41,125	—	—
Finland	40,159	—	40,159	—
France	244,787	—	244,787	—
Germany	216,429	—	216,429	—
Ireland	74,271	74,271	—	—
Israel	87,048	37,843	49,205	—
Netherlands	70,193	70,193	—	—
New Zealand	47,128	—	47,128	—
Norway	93,772	93,772	—	—
Singapore	36,729	36,729	—	—
Spain	89,559	—	89,559	—
Switzerland	209,062	13,523	195,539	—
United Kingdom	571,502	107,716	463,786	—
United States	2,110,758	2,110,758	—	—

Total Common Stocks	4,245,557	2,697,479	1,548,078	—
Investment Company*	21,253	21,253	—	—

Total	$4,266,810	$2,718,732	$1,548,078	$—

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Funds	Total Value	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs

LMCG Emerging Markets Fund
Assets
Common Stocks
Bermuda	$8,465	$—	$8,465	$—
Brazil	181,321	181,321	—	—
Cayman Islands	68,344	9,310	59,034	—
China	271,566	—	271,566	—
Egypt	9,001	—	9,001	—
Hong Kong	114,064	—	114,064	—
Hungary	26,467	—	26,467	—
India	84,445	84,445	—	—
Indonesia	12,973	—	12,973	—
Malaysia	32,838	16,096	16,742	—
Mexico	98,613	98,613	—	—
Poland	42,234	—	42,234	—
Russia	76,975	36,770	40,205	—
South Africa	98,272	—	98,272	—
South Korea	396,269	12,689	383,580	—
Taiwan	239,700	—	239,700	—
Thailand	21,463	—	21,463	—
Turkey	122,242	—	122,242	—
United Kingdom	12,636	—	12,636	—

Total Common Stocks	1,917,888	439,244	1,478,644	—

Exchange Traded Funds	88,888	88,888	—	—
Investment Company*	33,388	33,388	—	—

Total	$2,040,164	$561,520	$1,478,644	$—

Pictet International Fund
Assets
Common Stocks
Australia	$37,874,685	$—	$37,874,685	$—
Austria	10,070,131	—	10,070,131	—
Belgium	33,759,717	—	33,759,717	—
Bermuda	10,147,886	—	10,147,886	—
Cayman Islands	36,658,928	—	36,658,928	—
Denmark	5,848,549	—	5,848,549	—
Finland	20,504,798	—	20,504,798	—
France	84,645,572	—	84,645,572	—
Germany	13,763,973	—	13,763,973	—
Hong Kong	10,694,998	—	10,694,998	—
Italy	19,605,754	—	19,605,754	—
Japan	183,393,030	21,600,204	161,792,826	—
Luxembourg	13,875,210	—	13,875,210	—
Netherlands	65,370,686	—	65,370,686	—
New Zealand	5,854,826	—	5,854,826	—
Papua New Guinea	5,799,309	5,799,309	—	—
Philippines	1,119,920	—	1,119,920	—
South Korea	17,271,704	9,747,454	7,524,250	—
Spain	60,902,234	—	60,902,234	—
Sweden	19,011,639	9,514,789	9,496,850	—
Switzerland	54,435,100	23,678,247	30,756,853	—
United Kingdom	156,287,375	27,203,751	129,083,624	—

Total Common Stocks	866,896,024	97,543,754	769,352,270	—

Investment Company*	28,935,213	28,935,213	—	—

Total	$895,831,237	$126,478,967	$769,352,270	$—

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Funds	Total Value	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Value Partners Asia Dividend Fund
Assets
Common Stocks
China	$2,307,107	$—	$2,307,107	$—
Hong Kong	1,990,551	68,394	1,922,157	—
Indonesia	152,528	—	152,528	—
Japan	39,594	—	39,594	—
Singapore	720,223	—	720,223	—
South Korea	749,958	—	749,958	—
Taiwan	200,075	—	200,075	—
Thailand	184,459	—	184,459	—
United Kingdom	106,505	—	106,505	—

Total Common Stocks	6,451,000	68,394	6,382,606	—

Preferred Stock
South Korea	377,269	—	377,269	—
Warrants
China	288,258	—	288,258	—
Singapore	1,980	1,980	—	—

Total Warrants	290,238	1,980	288,258	—

Total	$7,118,507	$70,374	$7,048,133	$—

Harrison Street Real Estate Fund
Assets
Investments in Securities*	$10,250,006	$10,250,006	$—	$—

Montag & Caldwell Balanced Fund
Assets
Common Stocks*	$23,345,715	$23,345,715	$—	$—
Corporate Notes and Bonds**	9,998,929	—	9,998,929	—
U.S. Government and Agency Obligations**	5,408,714	—	5,408,714	—
Investment Company*	1,489,226	1,489,226	—	—

Total	$40,242,584	$24,834,941	$15,407,643	$—

*	All Common Stocks and Investment Company are Level 1. Please refer to the respective Schedule of Investments for industry, sector or country breakout.
**	All corporate notes and bonds and U.S. government and agency obligations held in the Funds are Level 2 securities. For a detailed breakout of the corporate notes and bonds and U.S. government and agency obligations; by major industry or agency classification, please refer to the respective Schedule of Investments.

At the end of each fiscal quarter, management evaluates the Level 2 and 3 assets and liabilities for changes in liquidity, including but not limited to: whether a broker is willing to execute at a quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the Level 1 and 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges. Due to the inherent uncertainty of determining the fair values of investments that do not have readily available market values, the fair values of the Funds’ investments may fluctuate from period to period. Additionally, the fair values of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize upon the disposition of such investments. Further, such investments may be subject to legal and other restrictions on resale or they may be otherwise less liquid than publicly-traded securities.

Certain securities that were held at April 30, 2016 and since the beginning of the fiscal year in Barings International Fund, River Road Small Cap Value Fund, LMCG Emerging Market

Fund, and Pictet International Fund had changes in liquidity assessments which resulted in a transfer between Levels. Transfers between Levels, if any, are recognized as of the last day of the fiscal quarter in which the event or change in circumstances that resulted in reclassification occurred.

Funds	Transfer from Level 1 to Level 2	Transfer from Level 2 to Level 1
Barings International Fund	$216,698	$—
River Road Small Cap Value	2,826,269	3,340,022
LMCG Emerging Markets Fund	8,408	16,096
Pictet International Fund	13,584,647	7,992,608

As of April 30, 2016, there were no Level 3 securities for which significant unobservable inputs or Adviser assumptions used in determining fair value except for LMCG Small Cap Growth Fund, which received rights at no cost as a result of a corporate action.

(2) Investment Companies: Certain Funds invest in securities of other investment companies, including open-end funds, closed-end funds and exchange-traded funds (“ETFs”). Open-end funds are investment companies that issue new shares continuously and redeem shares daily. Closed-end funds are

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investment companies that typically issue a fixed number of shares that trade on a securities exchange or over-the-counter. An ETF is an investment company. Typically, an ETF seeks to track the performance of an index by holding in its portfolio shares of all the companies, or a representative sample of the companies, that are components of a particular index; however, some ETFs are actively managed. ETFs are traded on securities exchanges based on their market values. The risks of investment in other investment companies typically reflect the risks of the types of securities in which investment companies invest. Investments in ETFs and closed-end funds are subject to the additional risk that shares of the fund may trade at a premium or discount to their NAV per share. When a Fund invests in another investment company, shareholders of the Fund bear their proportionate shares of the other investment company’s fees and expenses, including operating, registration, trustee, licensing and marketing, as well as their shares of the Fund’s fees and expenses.

(3) Repurchase Agreements: Each Fund may enter into repurchase agreements with financial institutions deemed to be creditworthy by the Fund’s Adviser or Subadviser, subject to the seller’s agreement to repurchase and the Fund’s agreement to sell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Fund has the right to sell the underlying securities at market value and may claim any resulting loss against the seller. During the six months ended April 30, 2016, the Funds did not hold any repurchase agreements.

(4) When Issued/Delayed Delivery Securities: Each Fund may purchase and sell securities on a “when issued” or “delayed delivery” basis, with settlement to occur at a later date. The value of any security so purchased is subject to market fluctuations during the applicable period. The Funds segregate assets having an aggregate value at least equal to the amount of when issued or delayed delivery purchase commitments until payment is made. As of and during the six months ended April 30, 2016, DoubleLine Core Plus Fixed Income Fund owned delayed delivery securities.

(5) Mortgage-Backed Securities: Montag & Caldwell Balanced Fund, DoubleLine Core Plus Fixed Income Fund and TCH Fixed Income Fund may invest in mortgage-backed securities (“MBS”). These securities represent interests in pools of mortgage loans and they provide shareholders with payments consisting of both principal and interest as the mortgages in the underlying mortgage pools are paid. The timely payment of principal and interest on MBS issued or guaranteed by Ginnie Mae (formerly known as the Government National Mortgage Association) is backed by Ginnie Mae and the full faith and credit of the U.S. government. MBS issued by U.S. government agencies or instrumentalities other than Ginnie Mae are not “full faith and credit” obligations. Certain obligations, such as those issued by the Federal Home Loan Banks, Fannie Mae (formerly known as the Federal National Mortgage Association) and Freddie Mac (formerly known as the Federal Home Loan Mortgage Corporation) are supported only by the credit of the issuer. MBS issued by private issuers are not government securities and are not guaranteed by any government agency. They are secured by the underlying collateral of the private issuer. Yields on privately issued MBS tend to be higher than those of government-backed issues. However, risk of loss due to default and sensitivity to interest rate fluctuations are also higher. Montag & Caldwell Balanced Fund, DoubleLine Core Plus Fixed Income Fund and TCH Fixed Income Fund may also invest in collateralized mortgage obligations (“CMOs”), collateralized loan obligations (“CLOs”) and real estate mortgage investment conduits (“REMICs”). A CMO and/or REMIC is a bond that is collateralized by a pool of MBS. A CLO is a bond that is collateralized by a financial institution’s receivables from loans. These MBS pools are divided into classes with each class having its own characteristics. The different classes are retired in sequence as the underlying mortgages are repaid.

(6) Securities Sold Short: River Road Long-Short Fund utilizes short sales as part of its overall portfolio management strategy. A short sale involves the sale of a security that is borrowed from a broker or other institution. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon closing a short sale. Short sales expose the Fund to the risk that it will be required to acquire, convert or exchange securities to replace the borrowed securities at a time when the securities sold short have appreciated in value, thus resulting in a loss to the Fund. The Fund making a short sale must segregate liquid assets, or otherwise cover its position in a permissible manner. The Subadviser determines the liquidity of assets, in accordance with procedures established by the Board. Cash segregated as collateral for short sales is shown in the Statement of Assets and Liabilities as segregated cash. Security positions segregated as collateral for short sales are included in the Total Investments on the Statement of Assets and Liabilities.

(7) Options Contracts: In the normal course of pursuing its investment objectives, certain Funds are subject to price volatility risk. Certain Funds may write and/or purchase call and put options on securities for hedging purposes, to seek capital appreciation, to mitigate risk and/or to increase exposure. Writing put options or purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Writing call options or purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes or purchases a call or put option, an amount equal to the premium received or paid by the Fund is included in a Fund’s Statement of Assets and Liabilities as a liability or an investment and subsequently adjusted to the current market value based on the quoted daily settlement price of the option written or purchased. Premiums received or paid from writing or purchasing options that expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The

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difference between the premium and the amount paid or received on a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or loss on investment transactions. If the Fund writes a covered call option, the Fund forgoes, in exchange for the premium, the opportunity to profit during the option period from an increase in the market value of the underlying security above the exercise price. If the Fund writes a put option, it accepts the risk of a decline in the market value of the underlying security below the exercise price. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market. The risk associated with purchasing put and call options is limited to the premium paid. Options were traded during the period in Anchor Capital Enhanced Equity Fund. See the Schedule of Investments for open options contracts held by Anchor Capital Enhanced Equity Fund at April 30, 2016. During the six months ended April 30, 2016, the average* volume of derivative activities were as follows:

For the six months ended April 30, 2016, the average* volume of derivative activities are as follows:

Funds	Purchased Options (Premium Paid)	Written Options (Premiums Received)
Anchor Capital Enhanced Equity Fund	$1,363,549	$3,810,752

*	estimated based on quarterly holdings

(8) Forward Foreign Currency Contracts: In the normal course of pursuing their investment objectives, certain Funds are subject to foreign investment and currency risk. Certain Funds may enter into forward foreign currency contracts (“forward contracts”) for purposes of hedging, duration management, as a substitute for securities, to increase returns, for currency hedging or risk management, or to otherwise help achieve a Fund’s investment goal. These contracts are marked-to-market daily at the applicable forward exchange rates. A Fund records realized gains or losses at the time the forward contract is closed. Risks may arise upon entering these contracts from the potential inability of a counterparty to meet the terms of its contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar or other currencies. During the six months ended April 30, 2016, the Funds did not enter into any forward foreign currency contracts.

(9) Disclosures about Derivative Instruments: The following is a table summarizing the fair value of derivatives held at April 30, 2016, by primary risk exposure:

	Asset Derivative Investments Value	Liability Derivative Investments Value
	Equity Contracts (a)	Equity Contracts (a)
Anchor Capital Enhanced Equity Fund	$1,280,000	$5,340,533

(a)	Statement of Assets and Liabilities location: Total investments at value for purchase options and call options written, at value for written options.

The effect of derivative instruments on the Statement of Operations for the six months ended April 30, 2016:

	Amount of Realized Gain (Loss) on Derivatives Investments Value	Change in Unrealized Appreciation (Depreciation) on Derivatives Investments Value
	Equity Contracts (a)	Equity Contracts (b)
Anchor Capital Enhanced Equity Fund	$(6,845,746)	$1,271,729

(a)	Statement of Operations location: Net realized loss on purchased options and net realized loss on written options.

(b)	Statement of Operations location: Net change in unrealized appreciation (depreciation) on purchased options and net change in unrealized appreciation (depreciation) on written options.

(10) Investment Income and Securities Transactions: Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as a Fund is informed of the ex-dividend date. Interest income is accrued daily. Premiums and discounts are amortized or accreted on an effective yield method on fixed income securities. The Funds may be subject to foreign taxes on income, gains on investments, securities transactions or currency repatriation, some of which may be recoverable in part. The Funds will accrue such taxes and reclaims as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which the Funds invest. Transactions in securities are accounted for on a trade date basis. The cost of securities sold is determined using the identified cost method.

(11) Foreign Currency: Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates at the close of the regular trading session on the New York Stock Exchange. Fluctuations in the value of the foreign currencies and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses). Realized gains (losses) and unrealized appreciation (depreciation) on investment securities and income and expenses are translated on the respective dates of such transactions. The Funds do not isolate the net realized and unrealized gain or loss resulting from changes in exchange rates from the fluctuations in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

(12) Federal Income Taxes: The Funds have elected to be treated as “regulated investment companies” under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of their respective net taxable income. Accordingly, no provisions for federal income taxes have been made in the accompanying financial statements. Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), post-enactment capital losses may be carried forward for an unlimited time period. However, any new losses incurred will be required to be utilized prior to any loss carryovers incurred in pre-enactment taxable years, which generally expire eight years following the close of the taxable year in which they were incurred. As a result of this ordering rule, pre-enactment capital

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loss carryovers may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward retain their tax character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

At October 31, 2015, the following Funds had available realized capital loss carryforwards to offset future net capital gains through the fiscal year ended:

	Capital Loss Carryforwards:
	2016		2017	2018	2019	No Expiration Short Term	No Expiration Long Term	Total

Cornerstone Large Cap Value Fund	$—		$7,545,482	$6,819,813	$—	$—	$—	$14,365,295
Fairpointe Focused Equity Fund	—		—	—	—	135,558	—	135,558
Montag & Caldwell Growth Fund	—		2,530,371	—	—	—	—	2,530,371
LMCG Small Cap Growth Fund	561,605	*	—	—	—	—	—	561,605
River Road Independent Value Fund	—		—	—	—	4,834,393	—	4,834,393
DoubleLine Core Plus Fixed Income Fund	—		—	—	—	2,853,818	1,207,345	4,061,163
TCH Fixed Income Fund	1,961,275		1,270,780	—	—	—	—	3,232,055
Guardian Capital Global Dividend Fund	—		—	—	—	80,836	39,734	120,570
LMCG Emerging Markets Fund	—		—	—	—	428,582	37,443	466,025
Harrison Street Real Estate Fund	—		10,893,731	—	—	—	—	10,893,731

*	This capital loss carryforward amount was acquired in the reorganization of the Small Cap Fund into the LMCG Small Cap Growth Fund on April 19, 2013. The Fund’s ability to utilize the capital loss carryforwards may be limited under Internal Revenue Service regulations.

Management has analyzed the Funds’ tax positions for all open tax years (current and prior three tax years), as well as potential exposure to foreign capital gains withholding taxes, and has concluded that no provision for federal, state, or international income tax is required in the Funds’ financial statements. The Funds’ federal income and excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service.

(13) Multi-Class Operations: Each class offered by a Fund that is authorized to offer multiple classes of shares has equal rights as to the Fund’s net assets.

Income, fund and trust level expenses, and realized and unrealized capital gains and losses, if any, are allocated to each class of shares based on the relative net assets of each class. Class specific expenses are charged to their respective class.

(14) Offering Costs: Certain costs were incurred in connection with the offering of the following Funds, as disclosed in the table below. The costs associated have been capitalized and are being amortized on a straight-line basis over twelve months based on the commencement date of the Funds, stated below.

Fund	Commencement Date	Original Offering Costs
Fairpointe Focused Equity Fund	December 24, 2014	$49,967
River Road Focused Absolute Value Fund	November 3, 2015	60,431
Value Partners Asia Dividend Fund	December 17, 2015	67,432

(15) Use of Estimates: The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(16) Commitments and Contingencies: In the normal course of business, the Trust enters into contracts on behalf of the Funds that contain a variety of provisions for general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against each Fund that are not known at this time. However, based on experience, the Funds believe the risk of loss is remote.

Note (C) Dividends from Net Investment Income and Distributions of Capital Gains: Dividends and distributions to shareholders are recorded on the ex-dividend date. River Road Dividend All Cap Value Fund, River Road Dividend All Cap Value Fund II, DoubleLine Core Plus Fixed Income Fund and TCH Fixed Income Fund distribute dividends from net investment income to shareholders monthly and net realized gains from investment transactions, if any, are generally distributed annually, usually in December.

Anchor Capital Enhanced Equity Fund, Guardian Capital Global Dividend Fund, Value Partners Asia Dividend Fund and Montag & Caldwell Balanced Fund distribute dividends from net investment income to shareholders quarterly and net realized gains from investment transactions, if any, are generally distributed annually, usually in December.

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The following Funds distribute dividends from net investment income to shareholders annually and net realized gains from investment transactions, if any, are generally distributed annually, usually in December: Cornerstone Large Cap Value Fund, Fairpointe Focused Equity Fund, River Road Focused Absolute Value Fund, Herndon Large Cap Value Fund, Montag & Caldwell Growth Fund, Fairpointe Mid Cap Fund, Montag & Caldwell Mid Cap Growth Fund, LMCG Small Cap Growth Fund, River Road Independent Value Fund, River Road Select Value Fund, River Road Small Cap Value Fund, Silvercrest Small Cap Fund, Small Cap Fund, Lake Partners LASSO Alternatives Fund, River Road Long-Short Fund, Barings International Fund, LMCG Emerging Markets Fund, Pictet International Fund and Harrison Street Real Estate Fund.

Dividends and distributions are automatically reinvested in additional Fund shares on ex-date at that day’s ending NAV for the respective Fund for those shareholders who have elected the reinvestment option.

Differences in dividends per share between classes of the Funds are due to different class expenses.

Net investment income and realized gains and losses for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book and tax basis differences. Permanent differences, such as redesignation of dividends paid, partnership reclasses, disallowed capitalized dividends on short sales, reclass of short-term gain to ordinary income, write off of capital loss carryovers, return of capital adjustments, non-deductible tax paid and long term undistributed gains, premium reversals, paydown reclasses, passive foreign investment company reclasses, foreign currency reclasses, adjustments for business development corporations, disallowed expenses, non-deductible 12b-1 fee, Fund level over distributions, the use of equalization and net operating loss reclasses are reclassified among capital accounts in the financial statements to reflect their character. Temporary differences, such as deferrals on losses relating to wash sales transactions, amortization of offering costs, premium amortization, current year dividends payable, passive foreign investment company adjustments, qualified late-year losses deferred, prior year partnership basis adjustment, and capital loss carryovers, arise when income, expenses, gains or losses are recognized in different periods for financial statement and tax purposes; these differences may reverse at some time in the future.

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Notes to Financial Statements (unaudited) – continued

Distributions from net realized gains for book purposes may include short-term capital gains, which are classified as ordinary income for shareholder tax purposes.

The tax character of distributions paid during the fiscal years ended 2015 and 2014 was as follows:

	Distributions Paid in 2015		Distributions Paid in 2014
	Ordinary Income	Long-Term Capital Gains	Ordinary Income	Long-Term Capital Gains

Cornerstone Large Cap Value Fund	$1,369,629	$—	$400,233	$—
Herndon Large Cap Value Fund	2,334,787	7,726,222	3,419,118	6,349
Montag & Caldwell Growth Fund	44,398,227	627,221,330	45,645,316	341,924,841
River Road Dividend All Cap Value Fund	18,975,031	89,326,656	46,656,555	64,851,857
River Road Dividend All Cap Value Fund II	3,652,872	3,141,523	4,391,126	86,891
Fairpointe Mid Cap Fund	158,253,393	770,919,534	3,375,463	458,048,169
Montag & Caldwell Mid Cap Growth Fund	22,455	696,350	54,000	1,654,527
LMCG Small Cap Growth Fund	1,396,041	1,078,763	4,567,533	960,263
River Road Independent Value Fund	13,126,283	21,661,599	27,428,053	833,833
River Road Select Value Fund	7,895,744	17,043,425	5,039,706	26,824,144
River Road Small Cap Value Fund	9,289,576	31,938,623	10,537,955	56,872,092
Silvercrest Small Cap Fund	494,555	1,198,029	723,403	562,187
Small Cap Fund	—	94,016,613	—	116,418,951
DoubleLine Core Plus Fixed Income Fund	12,876,362	—	5,696,835	—
TCH Fixed Income Fund	1,676,460	—	1,961,530	—
Anchor Capital Enhanced Equity Fund	3,854,267	—	3,308,423	—
Lake Partners LASSO Alternatives Fund	1,031,209	15,080,709	4,167,016	1,590,997
River Road Long-Short Fund	4,922,443	335,340	4,915,054	28,902
Barings International Fund	773,676	2,360,468	2,458,302	944,009
Guardian Capital Global Dividend Fund	102,970	—	46,620	—
LMCG Emerging Markets Fund	28,599	—	64,574	—
Pictet International Fund	188,437	—	—	—
Harrison Street Real Estate Fund	164,358	—	147,567	—
Montag & Caldwell Balanced Fund	241,984	1,808,010	208,332	740,641

As of October 31, 2015, the most recent tax year end, the components of distributable earnings on a tax cost basis were as follows:

	Accumulated Capital and Other Losses	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Appreciation (Depreciation)	Total
Cornerstone Large Cap Value Fund	$(14,365,295)	$999,888	$—	$(11,255,609)	$(24,621,016)
Fairpointe Focused Equity Fund	(135,558)	54,030	—	(322,512)	(404,040)
Herndon Large Cap Value Fund	—	963,616	156,441	9,123,495	10,243,552
Montag & Caldwell Growth Fund	(2,530,371)	5,987,336	453,313,303	282,576,306	739,346,574
River Road Dividend All Cap Value Fund	—	—	68,842,050	139,805,427	208,647,477
River Road Dividend All Cap Value Fund II	—	—	1,666,697	8,623,205	10,289,902
Fairpointe Mid Cap Fund	—	12,066,800	234,496,728	403,129,667	649,693,195
Montag & Caldwell Mid Cap Growth Fund	(44,348)	—	1,215,154	1,367,116	2,537,922
LMCG Small Cap Growth Fund	(1,718,723)	—	25,386	(6,196,532)	(7,889,869)
River Road Independent Value Fund	(8,436,726)	—	—	(25,777,073)	(34,213,799)
River Road Select Value Fund	(404,126)	—	7,969,023	2,982,812	10,547,709
River Road Small Cap Value Fund	—	1,531,982	13,692,607	36,538,627	51,763,216
Silvercrest Small Cap Fund	—	259,867	6,208,067	3,156,437	9,624,371
Small Cap Fund	(2,699,597)	—	127,883,451	71,601,080	196,784,934
DoubleLine Core Plus Fixed Income Fund	(4,061,163)	244,629	—	(7,489,005)	11,305,539
TCH Fixed Income Fund	(3,232,055)	12,396	—	(19,474)	(3,239,133)
Anchor Capital Enhanced Equity Fund	—	368,674	590,164	78,903	1,037,741
Lake Partners LASSO Alternatives Fund	(1,030,882)	—	11,177,682	4,356,028	14,502,828
River Road Long-Short Fund	—	1,302,018	544,844	(3,308,012)	(1,461,150)
Barings International Fund	—	220,278	304,678	1,209,342	1,734,298
Guardian Capital Global Dividend Fund	(120,570)	28,570	—	215,561	123,561
LMCG Emerging Markets Fund	(466,025)	19,918	—	(156,009)	(602,116)
Pictet International Fund	—	973,948	—	(88,522)	885,426
Harrison Street Real Estate Fund	(10,893,730)	122,213	—	238,319	(10,533,198)
Montag & Caldwell Balanced Fund	—	11,392	1,324,571	2,593,122	3,929,085

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Notes to Financial Statements (unaudited) – continued

Note (D) Shares of Beneficial Interest: Each Fund is authorized to issue an unlimited number of shares of beneficial interest with no par value. Share transactions of the Funds were as follows:

Six Months Ended April 30, 2016

Class N	Sold	Issued in Connection with Reinvestment of Distributions	Redeemed	Net Increase (Decrease) in Shares Outstanding
Cornerstone Large Cap Value Fund	195,283	44,912	(798,493)	(558,298)
Fairpointe Focused Equity Fund	14,162	2,394	(17,527)	(971)
River Road Focused Absolute Value Fund (a)(b)	20,894	—	(23)	20,871
Herndon Large Cap Value Fund	82,220	5,886	(217,758)	(129,652)
Montag & Caldwell Growth Fund	5,471,568	9,531,891	(9,426,106)	5,577,353
River Road Dividend All Cap Value Fund	1,989,056	1,825,081	(3,307,775)	506,362
River Road Dividend All Cap Value Fund II	14,058	5,023	(20,244)	(1,163)
Fairpointe Mid Cap Fund	4,058,825	2,786,317	(13,172,181)	(6,327,039)
Montag & Caldwell Mid Cap Growth Fund	8,189	53,656	(48,054)	13,791
LMCG Small Cap Growth Fund	892,788	1,863	(4,589,965)	(3,695,314)
River Road Independent Value Fund	6,779,991	—	(3,091,826)	3,688,165
River Road Select Value Fund	97,001	100,813	(101,418)	96,396
River Road Small Cap Value Fund	161,538	114,605	(608,197)	(332,054)
Silvercrest Small Cap Fund	213,700	55,211	(212,641)	56,270
Small Cap Fund (c)	677,200	7,539,999	(13,451,876)	(5,234,677)
DoubleLine Core Plus Fixed Income Fund	18,946,382	355,892	(6,286,779)	13,015,495
TCH Fixed Income Fund	165,317	48,877	(412,289)	(198,095)
Anchor Capital Enhanced Equity Fund	495,400	145,006	(3,835,877)	(3,195,471)
Lake Partners LASSO Alternatives Fund	305,842	206,436	(651,053)	(138,775)
River Road Long-Short Fund	66,180	61,918	(1,485,315)	(1,357,217)
Barings International Fund	11,826	1,516	(1,576)	11,766
Guardian Capital Global Dividend Fund	753	35	—	788
LMCG Emerging Markets Fund	1,236	881	(1,082)	1,035
Pictet International Fund	5,161	97	(100,719)	(95,461)
Value Partners Asia Dividend Fund (d)	75,001	—	—	75,001
Harrison Street Real Estate Fund	32,928	8,281	(125,310)	(84,101)
Montag & Caldwell Balanced Fund	768,002	53,049	(296,459)	524,592

Class I	Sold	Issued in Connection with Reinvestment of Distributions	Redeemed	Net Increase (Decrease) in Shares Outstanding
Cornerstone Large Cap Value Fund	152,015	57,834	(3,129,540)	(2,919,691)
Fairpointe Focused Equity Fund	28,469	5,297	—	33,766
River Road Focused Absolute Value Fund (a)(b)	922,154	—	(22,646)	899,508
Herndon Large Cap Value Fund	793,475	89,877	(2,686,117)	(1,802,765)
Montag & Caldwell Growth Fund	7,557,827	9,866,674	(22,227,076)	(4,802,575)
River Road Dividend All Cap Value Fund	3,654,058	3,893,274	(16,284,596)	(8,737,264)
River Road Dividend All Cap Value Fund II	579,756	187,895	(1,492,852)	(725,201)
Fairpointe Mid Cap Fund	10,626,963	3,759,517	(27,438,034)	(13,051,554)
Montag & Caldwell Mid Cap Growth Fund	6,366	67,037	(13,631)	59,772
LMCG Small Cap Growth Fund	2,247,589	738	(2,600,243)	(351,916)
River Road Independent Value Fund	2,713,125	—	(4,271,222)	(1,558,097)
River Road Select Value Fund	323,651	1,133,203	(7,376,531)	(5,919,677)
River Road Small Cap Value Fund	1,973,883	1,196,902	(2,880,732)	290,053
Silvercrest Small Cap Fund	2,190,424	425,913	(1,188,764)	1,427,573
Small Cap Fund (c)	2,312,763	11,173,684	(19,143,575)	(5,657,128)
DoubleLine Core Plus Fixed Income Fund	11,804,711	455,339	(5,217,681)	7,042,369
TCH Fixed Income Fund	69,968	19,385	(781,342)	(691,989)
Anchor Capital Enhanced Equity Fund	549,405	116,333	(4,391,236)	(3,725,498)
Lake Partners LASSO Alternatives Fund	1,175,402	384,769	(6,904,690)	(5,344,519)
River Road Long-Short Fund	848,907	102,909	(2,349,795)	(1,397,979)
Barings International Fund	1,288	86,640	(29)	87,899
Guardian Capital Global Dividend Fund	—	3,114	(1,180)	1,934
LMCG Emerging Markets Fund	—	2,633	(77,946)	(75,313)
Pictet International Fund	94,203,334	7,456	(4,787,923)	89,422,867
Value Partners Asia Dividend Fund (d)	675,001	—	—	675,001
Harrison Street Real Estate Fund	2,354	354	(3,566)	(858)
Montag & Caldwell Balanced Fund	34,341	4,578	(33,045)	5,874

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Class R	Sold	Issued in Connection with Reinvestment of Distributions	Redeemed	Net Decrease in Shares Outstanding
Montag & Caldwell Growth Fund	48,969	66,520	(37,730)	77,759

(a)	The inception date for the River Road Focused Absolute Value Fund was November 3, 2015.
(b)	River Road Focused Absolute Value Fund had a subscription in-kind in the amount of $3,663,463 on November 3, 2015. The subscription was comprised of securities, cash and dividends accrued in the amounts of $3,632,219, $26,056 and $5,188, respectively.
(c)	Small Cap Fund had a redemption in-kind on December 1, 2015, in the amount of $142,509,610. The redemption was comprised of securities and cash in the amount of $134,464,305 and $8,045,305, respectively.
(d)	The inception date for the Value Partners Asia Dividend Fund was December 16, 2015.

Year Ended October 31, 2015 Class N	Sold	Issued in Connection with Reinvestment of Distributions	Redeemed	Net Increase (Decrease) in Shares Outstanding
Cornerstone Large Cap Value Fund	1,788,633	28,081	(1,491,371)	325,343
Fairpointe Focused Equity Fund (a)(b)	263,764	—	(17,767)	245,997
Herndon Large Cap Value Fund	204,863	62,690	(555,307)	(287,754)
Montag & Caldwell Growth Fund	7,138,882	8,194,054	(29,417,908)	(14,084,972)
River Road Dividend All Cap Value Fund	3,166,753	2,107,691	(13,241,566)	(7,967,122)
River Road Dividend All Cap Value Fund II	73,197	22,350	(384,147)	(288,600)
Fairpointe Mid Cap Fund	10,093,808	9,137,627	(21,538,445)	(2,307,010)
Montag & Caldwell Mid Cap Growth Fund	22,197	34,984	(271,296)	(214,115)
LMCG Small Cap Growth Fund	10,550,961	105,407	(2,502,649)	8,153,719
River Road Independent Value Fund	5,681,604	1,563,007	(9,309,358)	(2,064,747)
River Road Select Value Fund	73,126	156,298	(525,281)	(295,857)
River Road Small Cap Value Fund	397,814	503,817	(2,457,631)	(1,556,000)
Silvercrest Small Cap Fund	1,007,117	9,374	(201,402)	815,089
Small Cap Fund	941,849	2,105,009	(6,664,523)	(3,617,665)
DoubleLine Core Plus Fixed Income Fund	17,140,542	330,780	(4,242,057)	13,229,265
TCH Fixed Income Fund	486,398	101,645	(609,564)	(21,521)
Anchor Capital Enhanced Equity Fund	2,092,810	175,479	(3,722,695)	(1,454,406)
Lake Partners LASSO Alternatives Fund	2,643,650	133,278	(2,843,208)	(66,280)
River Road Long-Short Fund	2,159,459	231,451	(9,572,482)	(7,181,572)
Barings International Fund	12,218	8,119	(3,483)	16,854
Guardian Capital Global Dividend Fund	3,342	32	(1,156)	2,218
LMCG Emerging Markets Fund	2,222	426	(1,711)	937
Pictet International Fund	6,850	34	(1,762)	5,122
Harrison Street Real Estate Fund	152,499	11,379	(367,136)	(203,258)
Montag & Caldwell Balanced Fund	377,132	78,257	(167,264)	288,125

Class I	Sold	Issued in Connection with Reinvestment of Distributions	Redeemed	Net Increase (Decrease) in Shares Outstanding
Cornerstone Large Cap Value Fund	1,038,073	56,356	(2,604,193)	(1,509,764)
Fairpointe Focused Equity Fund (a)(b)	445,153	—	(1)	445,152
Herndon Large Cap Value Fund	1,504,825	624,457	(2,898,699)	(769,417)
Montag & Caldwell Growth Fund	9,136,847	14,272,154	(66,732,284)	(43,323,283)
River Road Dividend All Cap Value Fund	6,894,934	4,086,211	(16,988,277)	(6,007,132)
River Road Dividend All Cap Value Fund II	1,954,180	444,366	(2,238,283)	160,263
Fairpointe Mid Cap Fund	21,809,966	10,047,970	(31,979,189)	(121,253)
Montag & Caldwell Mid Cap Growth Fund	194,128	27,469	(13,014)	208,583
LMCG Small Cap Growth Fund	5,014,447	52,633	(820,163)	4,246,917
River Road Independent Value Fund	2,378,112	1,546,766	(27,022,115)	(23,097,237)
River Road Select Value Fund	725,982	2,999,976	(11,708,876)	(7,982,918)
River Road Small Cap Value Fund	4,076,490	2,833,551	(5,385,952)	1,524,089
Silvercrest Small Cap Fund	7,917,658	100,934	(2,591,868)	5,426,724
Small Cap Fund	2,927,154	2,381,469	(10,007,368)	(4,698,745)
DoubleLine Core Plus Fixed Income Fund	18,070,549	742,838	(4,697,945)	14,115,442
TCH Fixed Income Fund	681,573	49,603	(701,252)	29,924
Anchor Capital Enhanced Equity Fund	4,045,214	165,598	(6,567,499)	(2,356,687)
Lake Partners LASSO Alternatives Fund	6,903,527	804,316	(29,352,862)	(21,645,019)
River Road Long-Short Fund	1,845,983	160,137	(7,436,665)	(5,430,545)
Barings International Fund	168,034	526,718	(467,167)	227,585
Guardian Capital Global Dividend Fund	10,042	5,543	(731)	14,854
LMCG Emerging Markets Fund	—	2,687	(152,256)	(149,569)
Pictet International Fund	5,060,181	5,369	(781,788)	4,283,762
Harrison Street Real Estate Fund	9,993	565	(28,917)	(18,359)
Montag & Caldwell Balanced Fund	94,050	3,852	(28,359)	69,543

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Class R	Sold	Issued in Connection with Reinvestment of Distributions	Redeemed	Net Decrease in Shares Outstanding
Montag & Caldwell Growth Fund	35,243	43,433	(118,215)	(39,539)

(a)	The commencement of investment operations for Fairpointe Focused Equity Fund was December 23, 2014.
(b)	Fairpointe Focused Equity Fund had a subscription in-kind in the amount of $2,333,718 on December 23, 2014. The subscription was comprised of securities, cash and dividends accrued in the amounts of $2,305,531, $26,148 and $2,039, respectively.

Note (E) Investment Transactions: Purchases and proceeds from sales and maturities of investment securities (other than short-term investments) for the six months ended April 30, 2016 were as follows:

	Purchases		Proceeds from Sales

	U.S Government	Other	U.S Government	Other
Cornerstone Large Cap Value Fund	$—	$11,829,323	$—	$54,271,582
Fairpointe Focused Equity Fund	—	1,220,075	—	1,029,410
River Road Focused Absolute Value Fund	—	7,347,567	—	3,577,148
Herndon Large Cap Value Fund	—	29,360,610	—	57,518,232
Montag & Caldwell Growth Fund	—	463,344,200	—	932,924,709
River Road Dividend All Cap Value Fund	—	110,590,014	—	278,341,050
River Road Dividend All Cap Value Fund II	—	17,199,417	—	28,792,025
Fairpointe Mid Cap Fund	—	596,766,935	—	1,161,285,162
Montag & Caldwell Mid Cap Growth Fund	—	1,559,764	—	1,974,995
LMCG Small Cap Growth Fund	—	120,900,829	—	169,686,789
River Road Independent Value Fund	—	38,267,703	—	63,493,386
River Road Select Value Fund	—	21,574,705	—	73,268,980
River Road Small Cap Value Fund	—	90,977,688	—	101,819,378
Silvercrest Small Cap Fund	—	38,067,959	—	22,404,980
Small Cap Fund	—	157,630,340	—	562,409,291
DoubleLine Core Plus Fixed Income Fund	225,003,862	133,376,032	120,074,468	68,349,866
TCH Fixed Income Fund	5,073,254	974,150	7,072,282	7,629,197
Anchor Capital Enhanced Equity Fund	—	18,339,528	—	83,981,064
Lake Partners LASSO Alternatives Fund	—	28,538,629	—	92,939,915
River Road Long-Short Fund	—	74,519,440	—	105,848,952
Barings International Fund	—	1,939,784	—	1,709,180
Guardian Capital Global Dividend Fund	—	1,050,939	—	1,043,275
LMCG Emerging Markets Fund	—	638,233	—	562,628
Pictet International Fund	—	873,954,649	—	113,244,437
Value Partners Asia Dividend Fund	—	7,888,322	—	866,713
Harrison Street Real Estate Fund	—	4,337,601	—	5,402,264
Montag & Caldwell Balanced Fund	1,667,209	16,591,901	1,124,523	6,577,399

Note (F) Redemption Fees: In accordance with the prospectus, certain Funds may assess a redemption fee on Fund share redemptions and exchanges within specified time periods. The redemption fees are indicated in the following table for the six months ended April 30, 2016 and are included in the Cost of Shares Redeemed on the Statements of Changes in Net Assets:

Fund Name	Time Period	Amount
Barings International Fund	2% Within 90 Days	$—
Guardian Capital Dividend Fund	2% Within 90 Days	50
LMCG Emerging Markets Fund	2% Within 90 Days	—
Pictet International Fund	2% Within 90 Days	331
Value Partners Asia Dividend Fund	2% Within 90 Days	—
Harrison Street Real Estate Fund	2% Within 90 Days	117

Note (G) Advisory, Administration, Affiliated Investments, Distribution Services and Trustee Arrangements:

Advisory. Aston serves as investment adviser and administrator to the Funds. Under the terms of the investment advisory agreement for the Funds (the “Investment Advisory Agreement”), fees are accrued daily and paid monthly, at specified annual rates of average daily net assets.

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Certain Funds are subject to an expense limitation agreement with the Adviser, pursuant to which annual ordinary operating expenses for Class N and Class I shareholders are capped at certain specified annual rates of average daily net assets. There are no contractual expense limitations for Class R shareholders.

The contractual expense limitations for the Funds are effective through February 28, 2017. The advisory rates and contractual expense limitations for the six months ended April 30, 2016 were as follows:

		Contractual Expense Limitations
Fund Name	Advisory Fees	Class N	Class I
Cornerstone Large Cap Value Fund (a)(b)	0.70%	1.14%	0.89%
Fairpointe Focused Equity Fund	0.80%	1.15%	0.90%
River Road Focused Absolute Value Fund (c)	0.70%	1.00%	0.75%
Herndon Large Cap Value Fund (a)(b)	0.70%	1.14%	0.89%
Montag & Caldwell Growth Fund	0.80% on first $800,000,000
	0.60% over $800,000,000 up to $6 billion
	0.55% over $6 billion up to $12 billion
	0.50% over $12 billion	N/A	N/A
River Road Dividend All Cap Value Fund	0.70%	1.30%	1.05%
River Road Dividend All Cap Value Fund II	0.70%	1.30%	1.05%
Fairpointe Mid Cap Fund	0.80% on first $100,000,000
	0.75% next $300,000,000
	0.70% over $400,000,000	N/A	N/A
Montag & Caldwell Mid Cap Growth Fund	0.85%	1.25%	1.00%
LMCG Small Cap Growth Fund	1.00%	1.35%	1.10%
River Road Independent Value Fund	1.00%	1.42%	1.17%
River Road Select Value Fund	1.00%	1.50%	1.25%
River Road Small Cap Value Fund	0.90%	N/A	N/A
Silvercrest Small Cap Fund	1.00%	1.40%	1.15%
Small Cap Fund (d)	0.90%	1.35%	1.10%
DoubleLine Core Plus Fixed Income Fund	0.55%	0.94%	0.69%
TCH Fixed Income Fund	0.55%	0.94%	0.69%
Anchor Capital Enhanced Equity Fund	0.70%	1.40%	1.15%
Lake Partners LASSO Alternatives Fund	1.00%	1.40%	1.15%
River Road Long-Short Fund	1.20%	1.70%	1.45%
Barings International Fund	1.00%	1.40%	1.15%
Guardian Capital Global Dividend Fund	0.80%	1.30%	1.05%
LMCG Emerging Markets Fund	1.05%	1.43%	1.18%
Pictet International Fund	0.90%	1.40%	1.15%
Value Partners Asia Dividend Fund (e)	0.90%	1.40%	1.15%
Harrison Street Real Estate Fund	1.00%	1.37%	1.12%
Montag & Caldwell Balanced Fund	0.75%	1.35%	1.10%

(a)	Prior to January 1, 2016, the advisory fee was 0.80% for Cornerstone Large Cap Value Fund and Herndon Large Cap Value Fund.
(b)	Prior to January 1, 2016, the contractual expense limitation was 1.30% and 1.05% for Class N and Class I, respectively.
(c)	The commencement of investment operations for River Road Focused Absolute Value Fund was November 3, 2015.
(d)	Effective January 12, 2016, the Adviser has agreed to a contractual expense limitation.
(e)	The commencement of investment operations for Value Partners Asia Dividend Fund was December 16, 2015.

Pursuant to a contractual expense reimbursement agreement between the Adviser and the Trust, for a period of up to three years from the fiscal year end during which the Adviser waived its advisory fees or reimbursed expenses for each of: Fairpointe Focused Equity Fund-Classes N and I, River Road Focused Absolute Value Fund-Classes N and I, Herndon Large Cap Value Fund-Classes N and I, River Road Dividend All Cap Value Fund II-Classes N and I, LMCG Small Cap Growth Fund-Classes N and I, River Road Independent Value Fund-Classes N and I, Silvercrest Small Cap Fund-Classes N and I, DoubleLine Core Plus Fixed Income Fund-Classes N and I, River Road Long-Short Fund-Classes N and I, Guardian Capital Global Dividend Fund-Classes N and I, LMCG

Emerging Markets Fund-Classes N and I, Pictet International Fund-Classes N and I, and Value Partners Asia Dividend Fund-Classes N and I, the Adviser is entitled to be repaid by each Fund for such previously waived fees and reimbursed expenses from commencement of operations through the completion of the first three full fiscal years, to the extent that each Fund’s expense ratio for a class, not including interest, taxes, brokerage commissions, other investment-related costs, extraordinary expenses, such as litigation and other expenses, not incurred in the ordinary cause of a Fund’s business and acquired fund fees and expenses remains at or below the operating expense cap applicable to each class after such reimbursement.

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The cumulative reimbursement amounts as of April 30, 2016 that are entitled to be recouped for each Fund are as follows:

	Expiration
	2016	2017	2018	2019
Fairpointe Focused Equity Fund	N/A	N/A	$128,683	$52,584
River Road Focused Absolute Value Fund	N/A	N/A	N/A	81,135
Herndon Large Cap Value Fund	$—	N/A	N/A	N/A
River Road Dividend All Cap Value Fund II	—	$—	—	N/A
LMCG Small Cap Growth Fund	157,143	131,012	N/A	N/A
River Road Independent Value Fund	59,855	25,960	N/A	N/A
Silvercrest Small Cap Fund	116,435	108,554	77,805	N/A
DoubleLine Core Plus Fixed Income Fund	205,067	183,865	N/A	N/A
River Road Long-Short Fund	76,699	—	N/A	N/A
Guardian Capital Global Dividend Fund	N/A	89,764	122,164	49,464
LMCG Emerging Markets Fund	119,333	173,395	156,268	83,143
Pictet International Fund	N/A	—	116,350	—
Value Partners Asia Dividend Fund	N/A	N/A	N/A	86,053

Through the six months ended April 30, 2016, the Adviser is eligible to recapture prior year fee waivers and expense reimbursements of $160,935 from Pictet International Fund.

During the six months ended April 30, 2016, the following Fund was reimbursed by the respective Subadviser for losses incurred on transactions not meeting the Funds’ investment guidelines:

Capital Contribution
Pictet International Fund	$619,174

The Adviser manages each Fund by retaining one or more Subadvisers to manage each Fund, as follows:

Fund	Subadviser
Cornerstone Large Cap Value Fund	Cornerstone Investment Partners, LLC
Fairpointe Focused Equity Fund	Fairpointe Capital LLC
River Road Focused Absolute Value Fund	River Road Asset Management, LLC(a)
Herndon Large Cap Value Fund	Herndon Capital Management, LLC
Montag & Caldwell Growth Fund	Montag & Caldwell, LLC
River Road Dividend All Cap Value Fund	River Road Asset Management, LLC(a)
River Road Dividend All Cap Value Fund II	River Road Asset Management, LLC(a)
Fairpointe Mid Cap Fund	Fairpointe Capital LLC
Montag & Caldwell Mid Cap Growth Fund	Montag & Caldwell, LLC
LMCG Small Cap Growth Fund	LMCG Investments, LLC
River Road Independent Value Fund	River Road Asset Management, LLC(a)
River Road Select Value Fund	River Road Asset Management, LLC(a)
River Road Small Cap Value Fund	River Road Asset Management, LLC(a)
Silvercrest Small Cap Fund	Silvercrest Asset Management Group LLC
Small Cap Fund	GW&K Investment Management, LLC(a)
DoubleLine Core Plus Fixed Income Fund	DoubleLine Capital LP
TCH Fixed Income Fund	Taplin, Canida & Habacht, LLC
Anchor Capital Enhanced Equity Fund	Anchor Capital Advisors LLC
Lake Partners LASSO Alternatives Fund	Lake Partners, Inc.
River Road Long-Short Fund	River Road Asset Management, LLC(a)
Barings International Fund	Baring International Investment Limited
Guardian Capital Global Dividend Fund	Guardian Capital LP
LMCG Emerging Markets Fund	LMCG Investments, LLC

Fund	Subadviser
Pictet International Fund	Pictet Asset Management Limited
Value Partners Asia Dividend Fund	Value Partners Hong Kong Limited(b)
Harrison Street Real Estate Fund	Harrison Street Securities, LLC
Montag & Caldwell Balanced Fund	Montag & Caldwell, LLC

(a)	Affiliated Managers Group Inc. (“AMG”) indirectly owns a majority interest in River Road Asset Management, LLC and GW&K Investment Management, LLC.

(b)	AMG indirectly owns a minority interest in Value Partners Hong Kong Limited.

Subadvisory fees are paid monthly by Aston.

Administration. Under the terms of the administration agreement between the Trust and Aston, the Funds’ administrator (the “Administration Agreement”), administration fees are accrued daily and paid monthly, based on a specified percentage of average daily net assets of the Trust, and base fees are fixed at an annual rate of $12,000 per Fund. The fee is allocated to each Fund based on the relative net assets of the Trust. Administration expenses also include pricing agent fees and compliance-related expenses. The administration fee arrangement is as follows:

Administration Fees at Trust Level	Annual Rate

First $7.4 billion	0.0437%
Over $7.4 billion	0.0412%

BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) provides certain administrative services to the Funds pursuant to a Sub-administration and Accounting Services Agreement between Aston and BNY Mellon (the “Sub-Administration Agreement”).

Distribution Services. Foreside Funds Distributors LLC (the “Distributor”) serves as principal underwriter and distributor of the Funds’ shares. Pursuant to Rule 12b-1 distribution and service plans (the “Plans”) adopted by the Funds, with respect to Class N shares and Class R shares, the Funds pay certain expenses associated with the distribution and servicing of their shares. Under the Plans, each Fund may pay actual expenses not exceeding, on an annual basis, 0.25% of each participating Fund’s Class N average daily net assets and 0.50% of each participating Fund’s Class R average daily net assets. The Class I shares do not have Rule 12b-1 plans. Effective January 1, 2012 and ending October 31, 2013, the TCH Fixed Income Fund 12b-1 fee was reduced to 0.15%. Effective January 1, 2012, Montag & Caldwell Balanced Fund reduced its 12b-1 fees to 0.10%.

Trustees. The Board provides supervision of the affairs of the Trust and other affiliated funds. The Trustees of the Trust who are not affiliated with an Adviser receive an annual retainer and per meeting fees for regular, special and telephonic meetings, and they are reimbursed for out-of-pocket expenses incurred while carrying out their duties as Board members. The Chairman of the Board and the Audit Committee Chair receive additional annual retainers. Certain Trustees and Officers of the Funds are Officers and/or Directors of AMG, AMG Funds LLC, and the Adviser.

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Notes to Financial Statements (unaudited) – continued

Effective May 30, 2014, Aston became an indirect, wholly-owned subsidiary of AMG, the interests in which are held by AMG through its wholly-owned subsidiary, AMG Funds LLC.

Affiliated Investments: Certain Funds may invest in affiliated funds subject to compliance with each Fund’s policies.

A summary of each Fund’s investment, as applicable, in affiliated funds for the six months ended April 30, 2016, is as follows:

DoubleLine Core Plus Fixed Income Fund

Underlying Fund	Purchases	Proceeds from Sales	Market Value 04/30/2016	Dividend Income	Realized (loss)
DoubleLine Floating Rate Fund	$—	$1,000,000	$8,487,325	$146,339	$(11,380)

Note (H) Credit Agreement: Effective July 6, 2010 and as amended August 29, 2014 and July 29, 2015, the Trust entered into a Credit Agreement with The Bank of New York Mellon (the “Bank”) which provides the Trust with a revolving line of credit facility of up to $50 million. The facility is shared by each Fund of the Trust and is available for temporary, emergency purposes including liquidity needs in meeting redemptions. The interest rate on outstanding Alternate Base Rate Loans is equal to the greater of the Prime Rate plus 1.25% or 0.50% plus the Federal Funds Effective Rate plus 1.25%. The interest rate on outstanding Overnight Loans is equal to the greater of the Federal Funds Effective Rate plus 1.25% or the One Month LIBOR Rate plus 1.25%. Effective July 29, 2015, the Trust pays a commitment fee on the unutilized commitment amount of 0.15% per annum, included in Other Expenses on the Statement of Operations. Prior to July 29, 2015, the Trust paid a commitment fee of 0.12% per annum. The Funds did not utilize the line of credit during the six months ended April 30, 2016.

Note (I) Fund Closure: ASTON/TAMRO International Small Cap Fund was liquidated on February 1, 2016.

Note (J) Foreign Securities: Certain Funds may invest a significant percentage of their assets in securities of foreign issuers. These investments may involve certain considerations and risks not typically associated with investments in the United States as a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries. Some countries in which the Funds invest may require government approval for repatriation of investment income, capital or the proceeds for sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad. In addition, changes in currency exchange rates will affect the value of investments denominated in a foreign currency, as well as investment income derived from those securities.

Note (K) Subsequent Events: Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements except that on June 23, 2016, the Board has approved a Plan of Liquidation of River Road Independent Value Fund, TCH Fixed Income Fund, Barings International Fund, LMCG Emerging Markets Fund and Harrison Street Real Estate Fund pursuant to which the Funds will be liquidated on or about July 28, 2016.

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Additional Information (unaudited)

Form N-Q: The Trust files complete schedules of portfolio holdings for the Funds with the Securities and Exchange Commission (the “SEC”) for the Trust’s first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q are available on the SEC’s website at www.sec.gov and are available for review and copying at the SEC’s Public Reference Room in Washington, DC. Information on the operations of the Public Reference Room may be obtained by calling the SEC at 202-942-8090.

Proxy Voting: The Trust’s Proxy Voting Policies and Procedures, used to determine how to vote proxies relating to portfolio securities, are included in the Trust’s Statement of Additional Information, which is available (i) upon request, without charge, by calling 800-992-8151; (ii) on Aston Funds’ website at www.astonfunds.com; and (iii) on the SEC’s website at www.sec.gov. The Funds’ Proxy Voting Record for the most recent twelve-month period ended June 30 is available without charge (i) on the Funds’ website at www.astonfunds.com; and (ii) on the SEC’s website at www.sec.gov.

Approval of Interim and New Subadvisory Agreement with GW&K Investment Management, LLC with Respect to ASTON/TAMRO Small Cap Fund

At an in-person meeting held on January 11, 2016, the Board of Trustees (the “Board” or the “Trustees”) of Aston Funds, and separately a majority of the Trustees who are not “interested persons” of the Trust (“Independent Trustees”) within the meaning of the Investment Company Act of 1940, as amended (the “1940 Act”), voted to approve the Interim Subadvisory Agreement (the “Interim Subadvisory Agreement”) between Aston Asset Management, LLC (“Aston”) and GW&K Investment Management, LLC (“GW&K”) with respect to ASTON/TAMRO Small Cap Fund (the “Small Cap Fund”), the New Subadvisory Agreement (the “New Subadvisory Agreement” and, together with the Interim Subadvisory Agreement, the “Agreements”) between Aston and GW&K with respect to the Small Cap Fund, and the presentation of the New Subadvisory Agreement for shareholder approval at a special meeting to be held for such purpose. The Independent Trustees were separately represented by independent legal counsel in their consideration of the Agreements.

In considering the Agreements, the Trustees considered the information relating to the Small Cap Fund and GW&K provided to them, including performance information for the Small Cap Fund and the Russell 2000® Growth Index and, with respect to GW&K, comparative performance information for the composite investment portfolio managed by GW&K in its small cap growth strategy (the “Small Cap Growth Strategy”). In considering the Agreements, the Trustees also considered the information provided to them regarding the nature, extent and quality of services provided by GW&K to the five other funds that GW&K sub-advises in the AMG Funds Family of Funds, a mutual fund complex comprised of 74 different funds, each having distinct investment management objectives, strategies, risks, and policies (the “AMG Fund Complex”), and to be provided by GW&K under the Agreements. Prior to voting, the Independent Trustees: (a) reviewed the foregoing information with their independent legal counsel and with management; (b) discussed with their independent legal counsel the legal standards applicable to their consideration of the Agreements; and (c) met with their independent legal counsel in a private session at which no representatives of management were present.

Nature, extent and quality of services. In considering the nature, extent and quality of the services to be provided by GW&K, the Trustees reviewed information relating to GW&K’s financial condition, operations and personnel and the investment philosophy, strategies and techniques (the “Investment Strategy”) that are intended to be used by GW&K in managing the Small Cap Fund. Among other things, the Trustees reviewed biographical information on portfolio management and other professional staff, information regarding GW&K’s organizational and management structure and GW&K’s brokerage policies and practices. The Trustees considered specific information provided regarding the experience of the individuals at GW&K that are expected to have portfolio management responsibility for the Small Cap Fund, including the information set forth in the AMG GW&K Small Cap Growth Fund’s prospectus to be filed with the Securities and Exchange Commission. The Trustees noted that one proposed portfolio manager joined GW&K in 2008, serves as co-portfolio manager on two other funds subadvised by GW&K in the AMG Funds Family of Funds and is a Partner and Director of Equities at GW&K. The Trustees also noted that the other proposed portfolio manager joined GW&K in 2008, serves as a co-portfolio manager on one other fund subadvised by GW&K in the AMG Funds Family of Funds and is a Vice President at GW&K. In the course of their deliberations, the Trustees evaluated, among other things: (a) the expected services to be rendered by GW&K to the Small Cap Fund; (b) the qualifications and experience of GW&K’s personnel; and (c) GW&K’s compliance program. The Trustees also considered GW&K’s risk management processes. The Trustees also took into account the financial condition of GW&K with respect to its ability to provide the services required under the Agreements and noted that, as of September 30, 2015, GW&K managed approximately $4.3 billion in assets across their equity business.

Performance. The Trustees considered information relating to the Small Cap Fund’s performance and GW&K’s performance managing small cap strategies. Among other information relating to GW&K’s performance, the Trustees considered the performance of GW&K with respect to its Small Cap Growth Strategy, noting that, for the one-year period, and the period since inception of the strategy (April 1, 2008), in each case, ended December 31, 2015, the annualized gross performance and annualized net performance of the Small Cap Growth Strategy exceeded the performance of the Russell 2000® Growth Index for the same periods. The Trustees considered that for the three-year and five-year periods, in each case, ended December 31, 2015, the annualized gross performance of the Small Cap Growth Strategy was slightly below and above, respectively, the performance of the Russell 2000® Growth Index and the annualized net performance of the Small Cap Growth Strategy, in each case, was below the performance of the Russell 2000® Growth Index for the same periods. The Trustees concluded that this performance record supported the approval of the Agreements.

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Additional Information (unaudited) – continued

Subadvisory Fees, Profitability and Economies of Scale. The Trustees noted that Aston, and not the Small Cap Fund, is responsible for paying the fees charged by GW&K. In considering the anticipated profitability of GW&K with respect to the provision of subadvisory services to the Small Cap Fund, the Trustees considered information regarding GW&K’s organization, management and financial stability. The Trustees noted that, because GW&K is an affiliate of Aston, such anticipated profitability might be directly or indirectly shared by Aston. The Trustees also noted that the subadvisory fee rate to be paid to GW&K under each Agreement was the same as the rate paid to TAMRO Capital Partners LLC (“TAMRO”) under the former subadvisory agreement between Aston and TAMRO with respect to the Small Cap Fund (the “Former Subadvisory Agreement”). The Board of Trustees of Aston Funds took into account management’s discussion of the proposed subadvisory fee structure, and the services GW&K is expected to provide in performing its functions under the Agreements. Based on the foregoing, the Trustees concluded that the profitability to GW&K is expected to be reasonable.

In addition, the Trustees considered other potential benefits of the subadvisory relationship to GW&K, including, among others, the indirect benefits that GW&K may receive from GW&K’s relationship with the Small Cap Fund, including any so-called “fallout benefits” to GW&K, such as reputational value derived from GW&K serving as subadvisor to the Small Cap Fund. With respect to economies of scale, given that GW&K is being hired as a new subadvisor for the Small Cap Fund, the Trustees did not consider potential economies of scale in the management of the Small Cap Fund by GW&K to be a material factor in their deliberations at this time. In addition, with respect to fee comparisons, the Trustees noted that the fee rates to be charged by GW&K are the same as those charged by TAMRO under the Former Subadvisory Agreement with respect to the Small Cap Fund. Taking into account all of the foregoing, the Trustees concluded that, in light of the nature, extent and quality of the services to be provided by GW&K, and the other considerations noted above with respect to GW&K, the Small Cap Fund’s subadvisory fees are reasonable.

After consideration of the foregoing, the Trustees reached the following conclusions (in addition to the conclusions discussed above) regarding each Agreement: (a) GW&K has demonstrated that it possesses the capability and resources to perform the duties required of it under each Agreement; (b) GW&K’s Investment Strategy is appropriate for pursuing the Small Cap Fund’s investment objectives; (c) GW&K is reasonably likely to execute its investment strategy consistently over time; and (d) GW&K maintains appropriate compliance programs.

Based on all of the above-mentioned factors and their related conclusions, with no single factor or conclusion being determinative and with each Trustee not necessarily attributing the same weight to each factor, the Trustees concluded that approval of each Agreement would be in the best interests of the Small Cap Fund and its shareholders. Accordingly, on January 11, 2016, the Trustees, and separately a majority of the Independent Trustees, voted to approve each Agreement.

Disclosure of Fund Expenses: We believe it is important for you to understand the impact of fees regarding your investment. All mutual funds have operating expenses. As a shareholder of a mutual fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average daily net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The following table illustrates each Fund’s costs in two ways:

Actual Fund Return: This section helps you to estimate the actual expenses, after any applicable fee waivers, that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return for the past six-month period, the “Expense Ratio” column shows the period’s annualized expense ratio, and the “Expenses Paid During Period” column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund at the beginning of the period. You may use the information here, together with your account value, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund in the first line under the heading entitled “Expenses Paid During Period.”

Hypothetical 5% Return: This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. This example is useful in making comparisons to other mutual funds because the SEC requires all mutual funds to calculate expenses based on an assumed 5% annual return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare your ongoing costs only and do not reflect any transactional costs such as sales charges (loads) and redemption fees, which are described in the prospectus. If these costs were applied to your account, your costs would be higher.

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Additional Information (unaudited) – continued

	Beginning Account Value 11/01/15	Ending Account Value 04/30/16	Expense Ratio(1)	Expenses Paid During Period(2)
Cornerstone Large Cap Value Fund
Actual Fund Return
Class N	$1,000	$990.40	1.20%	$5.94
Class I	1,000	991.50	0.97%	4.80
Hypothetical 5% Return
Class N	$1,000	$1,018.90	1.20%	$6.02
Class I	1,000	1,020.04	0.97%	4.87
Fairpointe Focused Equity Fund
Actual Fund Return
Class N	$1,000	$990.20	1.15%	$5.69
Class I	1,000	991.30	0.90%	4.46
Hypothetical 5% Return
Class N	$1,000	$1,019.14	1.15%	$5.77
Class I	1,000	1,020.39	0.90%	4.52
River Road Focused Absolute Value Fund(3)
Actual Fund Return
Class N	$1,000	$1,013.00	1.00%	$4.95
Class I	1,000	1,014.00	0.75%	3.71
Hypothetical 5% Return
Class N	$1,000	$1,019.89	1.00%	$5.02
Class I	1,000	1,021.13	0.75%	3.77
Herndon Large Cap Value Fund
Actual Fund Return
Class N	$1,000	$947.10	1.20%	$5.81
Class I	1,000	948.40	0.94%	4.55
Hypothetical 5% Return
Class N	$1,000	$1,018.90	1.20%	$6.02
Class I	1,000	1,020.19	0.94%	4.72
Montag & Caldwell Growth Fund
Actual Fund Return
Class N	$1,000	$977.20	1.12%	$5.51
Class I	1,000	978.40	0.87%	4.28
Class R	1,000	976.20	1.37%	6.73
Hypothetical 5% Return
Class N	$1,000	$1,019.29	1.12%	$5.62
Class I	1,000	1,020.54	0.87%	4.37
Class R	1,000	1,018.00	1.37%	6.87
River Road Dividend All Cap Value Fund
Actual Fund Return
Class N	$1,000	$1,056.80	1.12%	$5.73
Class I	1,000	1,058.10	0.87%	4.45
Hypothetical 5% Return
Class N	$1,000	$1,019.29	1.12%	$5.62
Class I	1,000	1,020.54	0.87%	4.37
River Road Dividend All Cap Value Fund II
Actual Fund Return
Class N	$1,000	$1,055.00	1.19%	$6.08
Class I	1,000	1,056.30	0.94%	4.81
Hypothetical 5% Return
Class N	$1,000	$1,018.95	1.19%	$5.97
Class I	1,000	1,020.19	0.94%	4.72
Fairpointe Mid Cap Fund
Actual Fund Return
Class N	$1,000	$1,014.60	1.13%	$5.66
Class I	1,000	1,015.90	0.88%	4.41
Hypothetical 5% Return
Class N	$1,000	$1,019.24	1.13%	$5.67
Class I	1,000	1,020.49	0.88%	4.42

	Beginning Account Value 11/01/15	Ending Account Value 04/30/16	Expense Ratio(1)	Expenses Paid During Period(2)
Montag & Caldwell Mid Cap Growth Fund
Actual Fund Return
Class N	$1,000	$999.80	1.25%	$6.22
Class I	1,000	1,000.80	1.00%	4.97
Hypothetical 5% Return
Class N	$1,000	$1,018.65	1.25%	$6.27
Class I	1,000	1,019.89	1.00%	5.02
LMCG Small Cap Growth Fund
Actual Fund Return
Class N	$1,000	$844.70	1.35%	$6.19
Class I	1,000	845.10	1.10%	5.05
Hypothetical 5% Return
Class N	$1,000	$1,018.15	1.35%	$6.77
Class I	1,000	1,019.39	1.10%	5.52
River Road Independent Value Fund
Actual Fund Return
Class N	$1,000	$1,084.90	1.42%	$7.36
Class I	1,000	1,086.90	1.17%	6.07
Hypothetical 5% Return
Class N	$1,000	$1,017.80	1.42%	$7.12
Class I	1,000	1,019.05	1.17%	5.87
River Road Select Value Fund
Actual Fund Return
Class N	$1,000	$1,036.20	1.50%	$7.59
Class I	1,000	1,037.80	1.25%	6.33
Hypothetical 5% Return
Class N	$1,000	$1,017.40	1.50%	$7.52
Class I	1,000	1,018.65	1.25%	6.27
River Road Small Cap Value Fund
Actual Fund Return
Class N	$1,000	$1,011.10	1.36%	$6.80
Class I	1,000	1,012.70	1.11%	5.55
Hypothetical 5% Return
Class N	$1,000	$1,018.10	1.36%	$6.82
Class I	1,000	1,019.34	1.11%	5.57
Silvercrest Small Cap Fund
Actual Fund Return
Class N	$1,000	$990.10	1.40%	$6.93
Class I	1,000	991.50	1.15%	5.69
Hypothetical 5% Return
Class N	$1,000	$1,017.90	1.40%	$7.02
Class I	1,000	1,019.14	1.15%	5.77
Small Cap Fund
Actual Fund Return
Class N	$1,000	$930.60	1.42%	$6.82
Class I	1,000	931.60	1.17%	5.62
Hypothetical 5% Return
Class N	$1,000	$1,017.80	1.42%	$7.12
Class I	1,000	1,019.05	1.17%	5.87
DoubleLine Core Plus Fixed Income Fund
Actual Fund Return
Class N	$1,000	$1,020.50	0.94%	$4.72
Class I	1,000	1,020.80	0.69%	3.47
Hypothetical 5% Return
Class N	$1,000	$1,020.19	0.94%	$4.72
Class I	1,000	1,021.43	0.69%	3.47

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Additional Information (unaudited) – continued

	Beginning Account Value 11/01/15	Ending Account Value 04/30/16	Expense Ratio(1)	Expenses Paid During Period(2)
TCH Fixed Income Fund
Actual Fund Return
Class N	$1,000	$1,023.60	0.94%	$4.73
Class I	1,000	1,024.90	0.69%	3.47
Hypothetical 5% Return
Class N	$1,000	$1,020.19	0.94%	$4.72
Class I	1,000	1,021.43	0.69%	3.47
Anchor Capital Enhanced Equity Fund
Actual Fund Return
Class N	$1,000	$1,005.40	1.27%	$6.33
Class I	1,000	1,006.80	1.02%	5.09
Hypothetical 5% Return
Class N	$1,000	$1,018.55	1.27%	$6.37
Class I	1,000	1,019.79	1.02%	5.12
Lake Partners LASSO Alternatives Fund
Actual Fund Return
Class N	$1,000	$984.10	1.40%	$6.91
Class I	1,000	985.00	1.15%	5.68
Hypothetical 5% Return
Class N	$1,000	$1,017.90	1.40%	$7.02
Class I	1,000	1,019.14	1.15%	5.77
River Road Long-Short Fund(4)
Actual Fund Return
Class N	$1,000	$984.00	1.70%	$8.39
Class I	1,000	985.00	1.45%	7.16
Hypothetical 5% Return
Class N	$1,000	$1,016.41	1.70%	$8.52
Class I	1,000	1,017.65	1.45%	7.27
Barings International Fund
Actual Fund Return
Class N	$1,000	$959.40	1.40%	$6.82
Class I	1,000	960.50	1.15%	5.61
Hypothetical 5% Return
Class N	$1,000	$1,017.90	1.40%	$7.02
Class I	1,000	1,019.14	1.15%	5.77
Guardian Capital Global Dividend Fund
Actual Fund Return
Class N	$1,000	$986.90	1.30%	$6.42
Class I	1,000	989.00	1.05%	5.19
Hypothetical 5% Return
Class N	$1,000	$1,018.40	1.30%	$6.52
Class I	1,000	1,019.64	1.05%	5.27
LMCG Emerging Markets Fund
Actual Fund Return
Class N	$1,000	$971.70	1.43%	$7.01
Class I	1,000	973.30	1.18%	5.79
Hypothetical 5% Return
Class N	$1,000	$1,017.75	1.43%	$7.17
Class I	1,000	1,019.00	1.18%	5.92
Pictet International Fund
Actual Fund Return
Class N	$1,000	$1,001.50	1.40%	$6.97
Class I	1,000	1,002.00	1.15%	5.72
Hypothetical 5% Return
Class N	$1,000	$1,017.90	1.40%	$7.02
Class I	1,000	1,019.14	1.15%	5.77

	Beginning Account Value 11/01/15	Ending Account Value 04/30/16	Expense Ratio(1)	Expenses Paid During Period(2)
Value Partners Asia Dividend Fund(5)
Actual Fund Return
Class N	$1,000	$1,015.00	1.40%	$5.24
Class I	1,000	1,015.00	1.15%	4.31
Hypothetical 5% Return
Class N	$1,000	$1,017.90	1.40%	$7.02
Class I	1,000	1,019.14	1.15%	5.77
Harrison Street Real Estate Fund
Actual Fund Return
Class N	$1,000	$1,054.80	1.37%	$7.00
Class I	1,000	1,056.00	1.12%	5.73
Hypothetical 5% Return
Class N	$1,000	$1,018.05	1.37%	$6.87
Class I	1,000	1,019.29	1.12%	5.62
Montag & Caldwell Balanced Fund
Actual Fund Return
Class N	$1,000	$996.20	1.20%	$5.96
Class I	1,000	996.70	1.10%	5.46
Hypothetical 5% Return
Class N	$1,000	$1,018.90	1.20%	$6.02
Class I	1,000	1,019.39	1.10%	5.52

(1)	Annualized, based on the Fund’s most recent fiscal half-year expenses.

(2)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182) or partial year, if applicable, for the actual return and multiplied by the most recent fiscal half-year for the hypothetical 5% return, then divided by 366. Expense ratios do not include interest expense, if applicable.

(3)	The commencement of investment operations for River Road Focused Absolute Value Fund is November 3, 2015.

(4)	Excludes interest expense and dividends on short positions. If included, your annualized expense ratios would be 3.36% and 3.11% for Class N and Class I, respectively and your actual and hypothetical expenses paid during the period would be $16.57 and $16.78 and $15.35 and $15.54 for Class N and Class I, respectively.

(5)	The commencement of investment operations for Value Partners Asia Dividend Fund is December 16, 2015.

167

Aston Funds

ADVISER

Aston Asset Management, LLC

120 N. LaSalle Street, 25th Floor

Chicago, IL 60602

SUBADVISERS

Anchor Capital Advisors LLC

One Post Office Square, Suite 3850

Boston, MA 02109

Baring International Investment Limited

155 Bishopsgate

London, EC2M 3XY UK

Cornerstone Investment Partners, LLC

Phipps Tower

3438 Peachtree Road NE, Suite 900

Atlanta, GA 30326

DoubleLine Capital LP

333 South Grand Avenue, Suite 1800

Los Angeles, CA 90071

Fairpointe Capital LLC

One North Franklin, Suite 3300

Chicago, IL 60606

Guardian Capital LP

199 Bay Street, Suite 3100

Toronto, ON, M5L 1E8

GW&K Investment Management, LLC

222 Berkeley Street, 15th Floor

Boston, MA 02116

Harrison Street Securities, LLC

71 South Wacker Drive, Suite 3575

Chicago, IL 60606

Herndon Capital Management, LLC

191 Peachtree Street, NE, Suite 2500

Atlanta, GA 30303

Lake Partners, Inc.

4 High Ridge Park, Suite 300

Stamford, CT 06905

LMCG Investments, LLC

200 Clarendon Street, 28th Floor

Boston, MA 02116

SUBADVISERS - continued

Montag & Caldwell, LLC

3455 Peachtree Road NE, Suite 1200

Atlanta, GA 30326

Pictet Asset Management Limited

120 London Wall

London, EC2Y 5ET UK

River Road Asset Management, LLC

Meidinger Tower, Suite 2000

462 South Fourth Street

Louisville, KY 40202

Silvercrest Asset Management Group LLC

1330 Avenue of the Americas, 38th Floor

New York, NY 10019

Taplin, Canida & Habacht LLC

1001 Brickell Bay Drive, Suite 2100

Miami, FL 33131

Value Partners Hong Kong Limited

9th Floor, Nexxus Building

41 Connaught Road Central

Hong Kong

SHAREHOLDER SERVICES

Aston Funds

P.O. Box 9765

Providence, RI 02940

DISTRIBUTOR

Foreside Funds Distributors LLC

400 Berwyn Park

899 Cassatt Road

Berwyn, PA 19312

OFFICERS

Jeffrey T. Cerutti, President, Chief Executive Officer and Principal Executive Officer

Keitha L. Kinne Chief Operating Officer

Donald S. Rumery, Treasurer, Chief Financial Officer, Principal Financial Officer and Principal Accounting Officer

Gerald F. Dillenburg, Chief Compliance Officer and Sarbanes-Oxley Code of Ethics Compliance Officer

Mark J. Duggan, Secretary and Chief Legal Officer

John C. Ball, Assistant Treasurer

Laura M. Curylo, Assistant Treasurer

James A. Dimmick, Assistant Secretary

Maureen A. Meredith, Assistant Secretary

Marc Peirce, Assistant Secretary

Diana R. Podgorny, Assistant Secretary

Patrick J. Spellman, Anti-Money Laundering Compliance Officer

CUSTODIAN

The Bank of New York Mellon

2 Hanson Street

Brooklyn, NY 11217

LEGAL COUNSEL

Vedder Price P.C.

222 N. LaSalle Street

Chicago, IL 60601

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP

101 Seaport Boulevard Suite 500

Boston, MA 02210

THE STATEMENT OF ADDITIONAL INFORMATION INCLUDES ADDITIONAL INFORMATION ABOUT FUND TRUSTEES AND IS AVAILABLE UPON REQUEST WITHOUT CHARGE BY CALLING 800-992-8151.

168

Guide to Shareholder Benefits

We’re delighted to offer all Aston Funds shareholders a variety of services and convenient options. To receive more information about any of these benefits, simply call an Investor Services Associate Monday through Friday, 9 a.m. – 7 p.m. Eastern Time.

THE EASY WAY TO ADD TO YOUR ACCOUNT: START AN AUTOMATIC INVESTMENT PLAN

For Class N shareholders, systematic investing is an easy, effortless way to help reach any investment goal. Just choose a fixed amount, and we’ll automatically deduct it from your checking or savings account on a regular schedule and invest it in your Aston Funds account. Periodic investment plans involve continuous investments in securities regardless of price. You should consider your financial ability to continue to purchase shares through periods of both high and low price levels. This plan does not assure a profit and does not protect against loss in declining markets.

COMPOUND YOUR EARNINGS WITH AUTOMATIC DIVIDEND REINVESTMENT

By automatically reinvesting dividends into your Fund account, profits have the opportunity to mount. Monthly and quarterly dividends and annual capital gain distributions are reinvested at no charge.

ACCESS INFORMATION AND MAKE TRANSACTIONS ONLINE AT OUR WEBSITE

You can open a new account, access account balances, view statements, obtain fund information, and make transactions online 24 hours a day, 7 days a week.

www.astonfunds.com

Our Automated Shareholder Services Line Is at Your Service 24 Hours a Day
800-992-8151

Investor Services

Associates are available to assist you Monday – Friday 9 a.m. to 7 p.m., Eastern Time. Or, call any time, day or night, for automated account information to make exchanges or check fund performance.

Aston Funds

P.O. Box 9765

Providence, RI 02940

ATSEM 16

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                 Aston Funds

By (Signature and Title)*        /s/ Jeffrey T. Cerutti

Jeffrey T. Cerutti, President, Chief Executive Officer and Principal

Executive Officer

Date        July 7, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*        /s/ Jeffrey T. Cerutti

Jeffrey T. Cerutti, President, Chief Executive Officer and Principal

Executive Officer

Date        July 7, 2016

By (Signature and Title)*        /s/ Donald S. Rumery

Donald S. Rumery, Treasurer, Chief Financial Officer and Principal

Financial Officer

Date        July 7, 2016

* Print the name and title of each signing officer under his or her signature.